As filed with the Securities and Exchange            Registration No. 333-109860
Commission on April 19, 2004                         Registration No. 811-2513


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


                        POST-EFFECTIVE AMENDMENT NO. 1 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


      Variable Annuity Account C of ING Life Insurance and Annuity Company

                     ING Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        Depositor's Telephone Number, including Area Code: (860) 723-2239

                         Michael A. Pignatella, Counsel
                     ING Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


It is proposed that this filing will become effective:

     / / immediately upon filing pursuant to paragraph (b) of Rule 485

     /X/ on May 1, 2004 pursuant to paragraph (b) of Rule 485

                                     PART A
                                 The Prospectus

                        CONTRACT PROSPECTUS -MAY 1, 2004


CONTRACT. The contract described in this prospectus is a group deferred variable annuity contract issued by ING Life Insurance and Annuity Company (the Company). It is intended to be used as a funding vehicle for certain types of retirement plans that qualify for beneficial tax treatment and/or provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code). The contract is not available for sale in the state of New York.

WHY READING THIS PROSPECTUS IS IMPORTANT. Before you participate in a contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

TABLE OF CONTENTS      PAGE 3

INVESTMENT OPTIONS. The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states. Generally, your plan sponsor will have selected a subset of these variable investment options to be available for investment under your retirement plan


THE FUNDS

AIM Mid Cap Core Equity Fund (Class A)*
AllianceBernstein Growth and Income Fund (Class A)*
American Balanced Fund(R) (Class R-3)*
Ariel Appreciation Fund*
Ariel Fund*
Baron Asset Fund*
Baron Growth Fund*
EuroPacific Growth Fund(R) (Class R-3)*
Evergreen Special Values Fund (Class A)*
Fidelity(R) Advisor Mid Cap Fund (Class T)*
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)
Fidelity(R) VIP Growth Portfolio (Initial Class)
Franklin Small Cap Value Securities Fund (Class 2)
Franklin Small-Mid Cap Growth Fund (Class A)*
ING Alger Aggressive Growth Portfolio (Service Class)
ING American Century Small Cap Value Portfolio (Service Class)
ING Baron Small Cap Growth Portfolio (Service Class)
ING Financial Services Fund (Class A)*
ING GNMA Income Fund (Class A)*
ING Intermediate Bond Fund (Class A)*
ING International Fund (Class Q)*
ING International SmallCap Growth Fund (Class A)*
ING JPMorgan Fleming International Portfolio (Service Class)
ING JPMorgan Mid Cap Value Portfolio (Service Class)
ING LargeCap Growth Fund (Class A)*
ING MFS Total Return Portfolio (Class S)

ING PIMCO Total Return Portfolio (Service Class)
ING Real Estate Fund (Class A)*
ING Salomon Brothers Aggressive Growth Portfolio (Service Class)
ING Salomon Brothers Fundamental Value Portfolio (Service Class)
ING T. Rowe Price Equity Income Portfolio (Class S)
ING T. Rowe Price Growth Equity Portfolio (Service Class)
ING Van Kampen Comstock Portfolio (Service Class)
ING VP Balanced Portfolio, Inc. (Class I)**
ING VP Bond Portfolio (Class I)**
ING VP Global Science and Technology Portfolio (formerly ING VP Technology
  Portfolio) (Class I)**
ING VP Index Plus LargeCap Portfolio (Class I)**
ING VP Index Plus MidCap Portfolio (Class I)**
ING VP Index Plus SmallCap Portfolio (Class I)**
ING VP International Value Portfolio (Class I)**
ING VP Money Market Portfolio (Class I)**
ING VP Small Company Portfolio (Class I)**
ING VP Strategic Allocation Balanced Portfolio (Class I)**
ING VP Strategic Allocation Growth Portfolio (Class I)**
ING VP Strategic Allocation Income Portfolio (Class I)**
ING VP Value Opportunity Portfolio (Class I)**
INVESCO Health Sciences Fund (Investor Class)*
Legg Mason Value Trust, Inc. (Primary Class)*

Lord Abbett Affiliated Fund (Class A)*
Lord Abbett Mid-Cap Value Fund (Class A)*
Lord Abbett Small-Cap Value Fund (Class A)*
Massachusetts Investors Growth Stock Fund (Class A)*
Mutual Discovery Fund (Class R)*
New Perspective Fund(R) (Class R-3)*
Oppenheimer Capital Appreciation Fund (Class A)*
Oppenheimer Developing Markets Fund (Class A)*
Oppenheimer Global Securities Fund/VA
Oppenheimer Main Street Fund(R) (Class A)*
Pax World Balanced Fund, Inc.*
PIMCO NFJ Small-Cap Value Fund (Class A)*
Pioneer Equity Income VCT Portfolio (Class I)
Pioneer Fund VCT Portfolio (Class I)
Pioneer High Yield Fund (Class A)*
Pioneer Mid Cap Value VCT Portfolio (Class I)
T. Rowe Price Mid-Cap Value Fund (Class R)*
Templeton Foreign Fund (Class A)*
Templeton Growth Fund, Inc. (Class A)*
The Growth Fund of America(R) (Class R-3)*
The Income Fund of America(R) (Class R-3)*
UBS U.S. Small Cap Growth Fund (Class A)*
Vanguard(R) Diversified Value Portfolio***
Vanguard(R) Equity Income Portfolio***
Vanguard(R) Small Company Growth Portfolio***
Washington Mutual Investors Fund(SM) (Class R-3)*

  * This fund is available to the general public. See "Additional Risks of Investing in the Funds."
 ** Effective May 3, 2004 Class R shares of this fund have been renamed as Class I shares.
***  This fund is scheduled to be available on May 10, 2004.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed above. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

FIXED INTEREST OPTIONS.

-    Fixed Plus Account II
-    Guaranteed Accumulation Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

RISKS ASSOCIATED WITH INVESTING IN THE FUNDS. Information about the risks of investing in the funds is located in the "Investment Options" section of this prospectus at page 15 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the fund prospectuses for future reference.


GETTING ADDITIONAL INFORMATION. You may obtain the May 1, 2004 Statement of Additional Information (SAI) without charge by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862 or writing to us at the address referenced under "Contract Overview - Questions: Contacting the Company" section of the prospectus. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (SEC) web site, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operations of the SEC Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Room, 450 Fifth Street, N.W., Washington, D.C. 20549. The SAI table of contents is listed on page 47 of this prospectus. The SAI is incorporated into this prospectus by reference.


ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

                                TABLE OF CONTENTS


CONTRACT OVERVIEW:                                                                       4
Who's Who
The Contract and Your Retirement Plan
Contract Rights
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
CONTRACT FACTS                                                                           5
CONTRACT PHASES: ACCUMULATION PHASE, INCOME PHASE                                        5

FEE TABLE                                                                                6
CONDENSED FINANCIAL INFORMATION                                                         15
INVESTMENT OPTIONS                                                                      15
TRANSFERS                                                                               17
CONTRACT PURCHASE AND PARTICIPATION                                                     18
CONTRACT OWNERSHIP AND RIGHTS                                                           20
RIGHT TO CANCEL                                                                         20
FEES                                                                                    21
YOUR ACCOUNT VALUE                                                                      26
WITHDRAWALS                                                                             28
LOANS                                                                                   29
SYSTEMATIC DISTRIBUTION OPTIONS                                                         30
DEATH BENEFIT                                                                           31
THE INCOME PHASE                                                                        32
TAXATION                                                                                35
OTHER TOPICS                                                                            42
The Company - Variable Annuity Account C - Performance Reporting - Voting Rights
- Contract Distribution - Contract Modification - Legal Matters and Proceedings
- Payment Delay or Suspension - Transfer of Ownership; Assignment -
Trading-Industry Developments - Account Termination - Intent to Confirm
Quarterly

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                                     47

APPENDIX I     FIXED PLUS ACCOUNT II                                                    48
APPENDIX II    GUARANTEED ACCUMULATION ACCOUNT                                          51
APPENDIX III   PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT UNDER AN ANNUITY CONTRACT   53
APPENDIX IV    FUND DESCRIPTIONS                                                        54

CONTRACT OVERVIEW

The following is a summary. Please read each section of this prospectus for additional information.

                                    WHO'S WHO

YOU (THE PARTICIPANT): The individual who participates in the contract through a retirement plan.

PLAN SPONSOR: The sponsor of your retirement plan. Generally, your employer or a trust.

CONTRACT HOLDER: The person to whom we issue the contract. Generally, the plan sponsor or a trust.

WE (THE COMPANY): ING Life Insurance and Annuity Company. We issue the contract.

For greater detail please review "Contract Ownership and Rights" and "Contract Purchase and Participation."

                                THE CONTRACT AND

YOUR RETIREMENT PLAN RETIREMENT PLAN (PLAN): A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

PLAN TYPE: We refer to the plan by the Tax Code section under which it qualifies. For example: a "403(b) plan" is a plan that qualifies for tax treatment under Tax Code section 403(b). To learn which Tax Code section applies to your plan, contact your plan sponsor, your local representative or the Company.

USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), 457(b), or 403(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as a guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See "Contract Purchase and Participation."

                                 CONTRACT RIGHTS

Rights under the contract, and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

[SIDENOTE]

QUESTIONS: CONTACTING THE COMPANY. Contact your local representative or write or call the Company:

ING USFS Customer Service
Defined Contribution Administration, TS21
151 Farmington Avenue
Hartford, CT 06156-1277
1-800-262-3862

SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in "good order."

Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon written requests that are received in good order.

                                 CONTRACT FACTS

FREE LOOK/RIGHT TO CANCEL: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans or in some plans under 401(a)/401(k) may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract (or a longer period if required by state law). See "Right to Cancel."

DEATH BENEFIT: A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend on the payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS: During the accumulation phase, the contract holder, or you if permitted by the plan, may withdraw all or part of your account value. The Tax Code may impose restrictions on withdrawals from plans, which may vary. In addition, the contract holder, or you if permitted by the plan, may have the right to withdraw all or part of your account value during the income phase. Amounts withdrawn may be subject to tax withholding, taxation, early withdrawal charges and maintenance fees. See "Withdrawals," "Taxation," and "The Income Phase."

SYSTEMATIC DISTRIBUTION OPTIONS: These allow the contract holder, or you if permitted by the plan, to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES: Certain fees are deducted from your account value. In addition, we reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. See "Fee Table" and "Fees."

TAXATION: Amounts you receive in a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See "Taxation."

                                 CONTRACT PHASES

I. THE ACCUMULATION PHASE (ACCUMULATING RETIREMENT BENEFITS)

STEP 1: You or the contract holder provide ING Life Insurance and Annuity Company with your completed enrollment materials.

According to the plan, we set up one or more accounts for you. We may set up account(s) for employer contributions and/or for contributions from your salary.

STEP 2: The contract holder, or you if permitted by your plan, directs us to invest your account dollars in any of the following:

(a)  Fixed Interest Options, or
(b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual fund.)

                                -----------------
                                   Payments to
                                  Your Account
                                -----------------
                                    STEP 1 |
                   -------------------------------------------
                     ING Life Insurance and Annuity Company
                   -------------------------------------------
                       (a) |         STEP 2          (b) |
                   ------------ ------------------------------
                                       Variable Annuity
                      Fixed               Account C
                     Interest
                     Options          Variable Investment
                                           Options
                   ------------ ------------------------------
                                       THE SUBACCOUNTS
                                ------------------------------
                                   A         B       ETC.
                                ------------------------------
                                     | STEP 3 |
                                ------------------------------
                                  Mutual   Mutual    ETC.
                                  Fund A   Fund B
                                ------------------------------

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

II. THE INCOME PHASE The contract offers several payment options. See "The Income Phase." In general, you may:

-    Receive income phase payments over a lifetime or for a specified period;
- Receive income phase payments monthly, quarterly, semi-annually or annually;
-    Select an option that provides a death benefit to beneficiaries; and
- Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND WITHDRAWING FROM YOUR CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, WITHDRAW FROM THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED. FEES DURING THE INCOME PHASE MAY DIFFER FROM THOSE SHOWN BELOW. SEE "THE INCOME PHASE" FOR FURTHER INFORMATION.

MAXIMUM CONTRACT HOLDER TRANSACTION EXPENSES


Maximum Early Withdrawal Charge(1)
(AS A PERCENTAGE OF AMOUNT WITHDRAWN)                                          5%

Loan Interest Rate Spread (per annum)(2)                                     3.0%



(1) This is a deferred sales charge The charge reduces over time. We waive the withdrawal charge except on (a) distributions for "in service transfers" of amounts to another 401(a), 401(k), 403(b) or 457(b) product provider for the employer; and (b) distributions due to a severance from employment that would not have qualified as a separation from service under prior IRS guidance. See the "Fees" and "Withdrawal" sections.
(2) This is the difference between the rate charged and the rate credited on loans under your contract. See "Loans." Currently the loan interest rate spread is 2.5% per annum; however we reserve the right to apply a spread of up to 3.0% per annum.


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

MAXIMUM ANNUAL MAINTENANCE FEE                                          $  30.00

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)


Maximum Daily Asset Charge(3)                                               1.75%
Maximum Subaccount Administrative Adjustment
Charge(4)                                                                   0.80% (on certain funds)
Maximum Transferred Asset Benefit Charge(5)                                 0.50%
                                                                        --------
Maximum Total Separate Account Annual Charges                               3.05%
                                                                        ========



(3) This is the maximum charge to cover mortality, expense, and administrative risks during the accumulation phase. This charge may be waived, reduced or eliminated in certain circumstances. See "Fees - Daily Asset Charge." During the income phase the charge is 1.25% on an annual basis. See "The Income Phase - Charges Deducted."
(4) The subaccount administrative adjustment charge is a charge that applies to a select group of investment options. These investment options are identified in the Fees section. The charge is only assessed on assets invested in these investment options, and varies based upon the investment option. For contracts issued before May 1, 2004 (or state regulatory approval, whichever is later), the maximum subaccount administrative adjustment charge is 0.50%. The maximum subaccount administrative adjustment charge we currently apply is 0.00%. See "Fees - Subaccount Administrative Adjustment Charge."

(5) This charge covers the costs associated with providing the transferred asset benefit, for contract holders who elect this option. This charge will apply for a maximum of 7 years from the date the contract is issued, depending upon the amount of the transferred asset benefit, and will apply to all participants under the contract, regardless of whether they receive the benefit of the transferred asset benefit.

[SIDENOTE]

IN THIS SECTION:
-    Maximum Contract Holder Transaction Expenses
-    Maximum Annual Maintenance Fee
-    Separate Account Annual Expenses
-    Total Annual Fund Operating Expenses
-    Fees Deducted by the Funds
-    Hypothetical Examples

SEE "FEES" FOR:
-    How, When and Why Fees
-    are Deducted
-    Reduction, Waiver and/or
-    Elimination of Certain Fees
-    Premium and Other Taxes

SEE "THE INCOME PHASE" FOR:
-    Fees During the Income Phase

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE MINIMUM AND MAXIMUM EXPENSES LISTED BELOW ARE BASED ON EXPENSES FOR THE FUNDS' MOST RECENT FISCAL YEAR ENDS WITHOUT TAKING INTO ACCOUNT ANY FEE WAIVER, EXPENSE REIMBURSEMENT, OR RECOUPMENT ARRANGEMENTS THAT MAY APPLY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



TOTAL ANNUAL FUND OPERATING EXPENSES*                                                       MINIMUM     MAXIMUM
(expenses that are deducted from fund assets, including management fees, distribution
(12b-1) and/or service fees, and other expenses)                                             0.35%       1.94%



* After taking into account any contractual fee waiver, expense reimbursement or recoupment arrangements, the minimum total fund operating expenses would be the same as those stated above. The maximum total fund operating expenses would be 1.95%


FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the "Fees" section of this prospectus, and the fund prospectus for additional information.

HOW FEES ARE DEDUCTED. Fund fees are not deducted from account values. Instead, fees are deducted from the value of the fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. The fees and expense information shown in the following table was provided by the funds. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2003. There is no guarantee that actual expenses will be the same as those shown in the table.


                              FUND EXPENSE TABLE(1)



                                                                                  TOTAL                       NET
                                                                                 ANNUAL       FEES AND      ANNUAL
                                            MANAGEMENT                            FUND        EXPENSES       FUND
                                            (ADVISORY)    12b-1     OTHER      OPERATING     WAIVED OR     OPERATING
                 FUND NAME                     FEES        FEE     EXPENSES     EXPENSES     REIMBURSED    EXPENSES
                 ---------                     ----        ---     --------     --------     ----------    --------
AIM Mid Cap Core Equity Fund
(Class A)(2)                                  0.68%       0.35%     0.38%        1.41%           --          1.41%
AllianceBernstein Growth and Income
Fund (Class A) (3)                            0.62%       0.28%     0.32%        1.22%           --          1.22%
American Balanced Fund(R)                     0.26%       0.50%     0.29%        1.05%           --          1.05%
(Class R-3)(4)(5)
Ariel Appreciation Fund(6)                    0.70%       0.25%     0.25%        1.20%           --          1.20%
Ariel Fund(6)                                 0.60%       0.25%     0.25%        1.10%           --          1.10%
Baron Asset Fund(7)                           1.00%       0.25%     0.09%        1.34%           --          1.34%
Baron Growth Fund(7)                          1.00%       0.25%     0.11%        1.36%           --          1.36%
EuroPacific Growth Fund(R)                    0.46%       0.50%     0.39%        1.35%           --          1.35%
(Class R-3)(8)(9)
Evergreen Special Values Fund
(Class A)(10)(11))                            0.80%       0.30%     0.28%        1.38%           --          1.38%
Fidelity(R) Advisor Mid Cap Fund
(Class T)(12)                                 0.58%       0.50%     0.28%        1.36%           --          1.36%
Fidelity(R) VIP Contrafund(R) Portfolio
(Initial Class)                               0.58%         --      0.09%        0.67%           --          0.67%
Fidelity(R) VIP Equity-Income Portfolio
(Initial Class)                               0.48%         --      0.09%        0.57%           --          0.57%
Fidelity(R) VIP Growth Portfolio
(Initial Class)                               0.58%         --      0.09%        0.67%           --          0.67%
Franklin Small Cap Value Securities
Fund (Class 2)(13)                            0.57%       0.25%     0.19%        1.01%           --          1.01%
Franklin Small-Mid Cap Growth Fund
(Class A)(14)                                 0.46%       0.25%     0.36%        1.07%           --          1.07%
ING Alger Aggressive Growth Portfolio
(Service Class)(15)                           0.85%         --      0.45%        1.30%           --          1.30%
ING American Century Small Cap Value
Portfolio (Service Class)(15)(16)             1.00%         --      0.65%        1.65%         0.10%         1.55%
ING Baron Small Cap Growth Portfolio
(Service Class)(15)(16)                       0.85%         --      0.65%        1.50%         0.05%         1.45%

                                                                                  TOTAL                       NET
                                                                                 ANNUAL       FEES AND      ANNUAL
                                            MANAGEMENT                            FUND        EXPENSES       FUND
                                            (ADVISORY)    12b-1     OTHER      OPERATING     WAIVED OR     OPERATING
                 FUND NAME                     FEES        FEE     EXPENSES     EXPENSES     REIMBURSED    EXPENSES
                 ---------                     ----        ---     --------     --------     ----------    --------
ING Financial Services Fund (Class A)(17)     0.74%       0.25%     0.53%        1.52%           --          1.52%
ING GNMA Income Fund
(Class A)(18)(19)                             0.49%       0.25%     0.39%        1.13%           --          1.13%
ING Intermediate Bond Fund
(Class A)(18)(19)(20)                         0.50%       0.35%     0.39%        1.24%           --          1.24%
ING International Fund (Class Q)(21)(22)      1.00%       0.25%     0.34%        1.59%           --          1.59%
ING International SmallCap Growth Fund
(Class A)(21)(22)                             1.00%       0.35%     0.59%        1.94%        (0.01%)        1.95%
ING JPMorgan Fleming International
Portfolio (Service Class)(15)                 0.80%         --      0.45%        1.25%           --          1.25%
ING JPMorgan Mid Cap Value Portfolio
(Service Class)(15)                           0.75%         --      0.60%        1.35%           --          1.35%
ING LargeCap Growth Fund
(Class A)(17)(23)(24)                         0.75%       0.35%     0.66%        1.76%           --          1.76%
ING MFS Total Return Portfolio
(Class S)(25)((2)(6))((2)(7))((2)(8))         0.64%         --      0.26%        0.90%           --          0.90%
ING PIMCO Total Return Portfolio
(Service Class)(15)                           0.50%         --      0.60%        1.10%           --          1.10%
ING Real Estate Fund (Class                   0.70%       0.25%     0.58%        1.53%           --          1.53%
A)(17)(23)(24)
ING Salomon Brothers Aggressive Growth
Portfolio (Service Class)(15)                 0.70%         --      0.38%        1.08%           --          1.08%
ING Salomon Brothers Fundamental Value
Portfolio (Service Class)(15)                 0.90%         --      0.45%        1.35%           --          1.35%
ING T. Rowe Price Equity Income
Portfolio (Class S)(25)((2)(6))((2)(8))       0.68%         --      0.26%        0.94%           --          0.94%
ING T. Rowe Price Growth Equity
Portfolio (Service Class)(15)                 0.60%         --      0.40%        1.00%           --          1.00%
ING Van Kampen Comstock Portfolio
(Service Class)(15)(16)                       0.60%         --      0.60%        1.20%         0.07%         1.13%
ING VP Balanced Portfolio, Inc.
(Class I) ((2)(9))                            0.50%         --      0.10%        0.60%           --          0.60%
ING VP Bond Portfolio (Class I) ((2)(9))      0.40%         --      0.10%        0.50%           --          0.50%
ING VP Global Science and Technology
Portfolio (Class I) ((2)(9))((3)0)            0.95%         --      0.15%        1.10%           --          1.10%
ING VP Index Plus LargeCap Portfolio
(Class I) ((2)(9))((3)0)                      0.35%         --      0.08%        0.43%           --          0.43%
ING VP Index Plus MidCap Portfolio
(Class I) ((2)(9))((3)0)                      0.40%         --      0.10%        0.50%           --          0.50%
ING VP Index Plus SmallCap Portfolio
(Class I)((2)(9))((3)0)                       0.40%         --      0.16%        0.56%           --          0.56%
ING VP International Value Portfolio
(Class I)((3)(1))((3)(2))((3)(3))             1.00%         --      0.45%        1.45%           --          1.45%
ING VP Money Market Portfolio
(Class I) ((2)(9))                            0.25%         --      0.10%        0.35%           --          0.35%
ING VP Small Company Portfolio
(Class I) ((2)(9))((3)0)                      0.75%         --      0.10%        0.85%           --          0.85%
ING VP Strategic Allocation Balanced
Portfolio (Class I)((2)(9))((3)0)             0.60%         --      0.14%        0.74%           --          0.74%
ING VP Strategic Allocation Growth
Portfolio (Class I) ((2)(9))((3)0)            0.60%         --      0.15%        0.75%           --          0.75%
ING VP Strategic Allocation Income
Portfolio (Class I) ((2)(9))((3)0)            0.60%         --      0.14%        0.74%           --          0.74%
ING VP Value Opportunity Portfolio
(Class I) ((2)(9))((3)0)                      0.60%         --      0.10%        0.70%           --          0.70%
INVESCO Health Sciences Fund
(Investor Class)((3)(4))((3)(5))              0.64%       0.25%     0.56%        1.45%           --          1.45%
Legg Mason Value Trust, Inc.
(Primary Class)((3)(6))                       0.66%       0.95%     0.11%        1.72%           --          1.72%

                                                                                   TOTAL                       NET
                                                                                  ANNUAL       FEES AND      ANNUAL
                                             MANAGEMENT                            FUND        EXPENSES       FUND
                                             (ADVISORY)    12b-1      OTHER      OPERATING    WAIVED OR     OPERATING
                 FUND NAME                      FEES        FEE     EXPENSES     EXPENSES     REIMBURSED    EXPENSES
                 ---------                      ----        ---     --------     --------     ----------    --------
Lord Abbett Affiliated Fund (Class             0.31%       0.35%      0.20%        0.86%          --          0.86%
A)((3)(7))((3)(8))
Lord Abbett Mid-Cap Value Fund
(Class A)((3)(8))((3)(9))                      0.52%       0.36%      0.30%        1.18%          --          1.18%
Lord Abbett Small-Cap Value Fund
(Class A)((3)(8))((4)0)                        0.75%       0.38%      0.32%        1.45%          --          1.45%
Massachusetts Investors Growth Stock
Fund (Class A)((4)(1))((4)(2))                 0.33%       0.35%      0.27%        0.95%          --          0.95%
Mutual Discovery Fund (Class R)((4)(3))        0.80%       0.50%      0.28%        1.58%          --          1.58%
New Perspective Fund(R) (Class R-3)            0.40%       0.50%      0.33%        1.23%          --          1.23%
((4)(4))((4)(5))
Oppenheimer Capital Appreciation Fund
(Class A)((4)(6))                              0.57%       0.24%      0.35%        1.16%          --          1.16%
Oppenheimer Developing Markets Fund
(Class A)((4)(7))                              0.97%       0.24%      0.60%        1.81%          --          1.81%
Oppenheimer Global Securities Fund/VA          0.63%         --       0.04%        0.67%          --          0.67%
Oppenheimer Main Street Fund(R)
(Class A)((4)(8))                              0.46%       0.25%      0.26%        0.97%          --          0.97%
Pax World Balanced Fund, Inc.                  0.50%       0.25%      0.24%        0.99%          --          0.99%
PIMCO NFJ Small-Cap Value Fund
(Class A)((4)(9))                              0.60%       0.25%      0.40%        1.25%          --          1.25%
Pioneer Equity Income VCT Portfolio
(Class I)                                      0.65%         --       0.13%        0.78%          --          0.78%
Pioneer Fund VCT Portfolio (Class I)           0.65%         --       0.11%        0.76%          --          0.76%
Pioneer High Yield Fund (Class A)((5)0)        0.61%       0.25%      0.20%        1.06%          --          1.06%
Pioneer Mid Cap Value VCT Portfolio
(Class I)                                      0.65%         --       0.11%        0.76%          --          0.76%
T. Rowe Price Mid-Cap Value Fund
(Class R)                                      0.67%       0.50%      0.21%        1.38%          --          1.38%
Templeton Foreign Fund (Class A)((5)(1))       0.61%       0.25%      0.36%        1.22%          --          1.22%
Templeton Growth Fund, Inc. (Class             0.61%       0.25%      0.27%        1.13%          --          1.13%
A)((5)(1))
The Growth Fund of America(R)
(Class R-3)((5)(2))                            0.31%       0.50%      0.30%        1.11%          --          1.11%
The Income Fund of America(R)
(Class R-3)((5)(3))((5)(4))                    0.28%       0.50%      0.34%        1.12%          --          1.12%
UBS U.S. Small Cap Growth Fund
(Class A)((5)(5))                              0.85%       0.25%      0.46%        1.56%          --          1.56%
Vanguard(R) Diversified Value Portfolio        0.45%         --       0.03%        0.48%          --          0.48%
Vanguard(R) Equity Income Portfolio            0.32%         --       0.02%        0.35%          --          0.35%
Vanguard(R) Small Company Growth Portfolio     0.52%         --       0.03%        0.55%          --          0.55%
Washington Mutual Investors Fund(SM)
(Class R-3) ((5)(6))((5)(7))                   0.29%       0.50%      0.32%        1.11%          --          1.11%



FOOTNOTES TO "FUND EXPENSE TABLE"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.
(2) The distributor has agreed to limit Class A shares Rule 12b-1 distribution plan payments to 0.25% during the period the fund is offered on a limited basis to certain investors. Total Annual Fund Operating Expenses for Class A shares restated for this agreement are 1.31%. This Agreement may be modified or discontinued at any time.
(3) Expense information listed above is for the fiscal year ended October 31, 2003. Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004, and the resulting fee reduction is expected to continue for a period of at least five years for which the waiver reduces advisory fees to 0.46% for AllianceBernstein Growth and Income Fund.
(4) 12b-1 fees may not exceed 0.75% for Class R-3 of the class' average net assets annually. A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

(5) During the start-up period for Class R-3, Capital Research and Management Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. The reimbursement for Class R-3 shares did not change the net expenses reported in the table above for this share class.
(6) The fees and expenses shown in the table above are based on the fiscal year ended September 30, 2003. The Company receives compensation from Ariel Fund and Ariel Appreciation Fund for administrative, record-keeping and other sub-transfer agency services provided by the Company to the Funds. In addition, the Company receives Rule 12b-1 compensation from Ariel Distributors, Inc. for services related to the distribution of the shares of the Funds. The compensation is based on an annual percentage of the average net assets held in the Funds.
(7) The fees and expenses shown in the table above are based on the fiscal year ended September 30, 2003.
(8) Annual fund operating expenses shown in the table above are annualized based on the fund's fiscal year ended March 31, 2003. 12b-1 fees may not exceed 0.75% for Class R-3 of the class' average net assets annually. A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.
(9) During the start-up period for Class R-3, Capital Research and Management Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. Including the reimbursement of 0.04% for Class R-3 shares, the net expenses reported in the table above would be 1.31% for Class R-3 shares.
(10) Expense information listed above is for the fiscal year ended July 31, 2003. Expenses shown in the table above do not reflect that the Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of one year beginning in July 2003 in order to limit Total Annual Fund Operating Expenses so that they do not exceed, in the aggregate, 1.36%. The amount waived and/or reimbursed in the latest fiscal year was 0.02%.
(11) The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain other of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.26% for Class A.
(12) The fund's fiscal year ended November 30, 2003. The fund's manager has voluntarily agreed to reimburse Class T of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of average net assets exceed 1.55%. This arrangement may be discontinued at any time.
(13) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus. While the maximum amount payable under the Fund's Class 2 Rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year. The Fund's manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The reduction for the Fund's last fiscal year end which is not reflected in the table above was 0.02%.
(14) The fees and expenses shown in the table above are based on the fiscal year ended April 30, 2003. The Fund's manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission. The Other Expenses information in the table has been restated to reflect current fees and expenses. The reduction for the Fund's last fiscal year end which is not reflected in the table above was 0.01%.
(15) Other Expenses shown in the above table include a Shareholder Services fee of 0.25%.
(16) The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for the American Century Small Cap Value, the Baron Small Cap Growth, and the Van Kampen Comstock Portfolios so that the Total Net Fund Annual Operating Expenses for these Portfolios shall not exceed 1.55%, 1.45%, and 1.13%, respectively, through April 30, 2005. Without this waiver, the Total Net Fund Annual Operating Expenses would be 1.65% for American Century Small Cap Value, 1.50% for Baron Small Cap Growth and 1.20% for Van Kampen Comstock.
(17) The table above shows the estimated operating expenses for each Fund by class as a ratio of expenses to average daily net assets. These estimated expenses are based on each Fund's actual operating expenses for its fiscal year ended May 31, 2003, as adjusted for contractual changes, if any, and fee waivers to which the Fund's investment adviser has agreed for each Fund.
(18) The table above shows the estimated operating expenses for each Fund by class as a ratio of expenses to average daily net assets. These estimated expenses are based on each Fund's actual operating expenses for its fiscal year ended March 31, 2003, as adjusted for contractual changes and fee waivers to which the Fund's investment adviser has agreed for each Fund.
(19) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets. This amount is included in Other Expenses in the table above. ING Investments, LLC, the investment adviser to each Fund, has entered into written expense limitation agreements with each Fund under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. For ING GNMA Income Fund, the expense limit will continue through at least March 31, 2004. Pursuant to a side agreement effective February 1, 2004, the expense limit for the Class A ING Intermediate Bond Fund is 1.00%, through at least March 31, 2005. There is no guarantee that this side agreement will continue after that date. Fees and expenses waived or reimbursed in ING Intermediate Bond Fund's last fiscal year in the amount of 0.24% is not reflected in the table above. If the adviser elects not to renew the side agreement, the expense limit will revert to the limitation under the Fund's current expense limitation agreement of 1.15%. For further information regarding the expense limitation agreements, see the Fund's prospectus.
(20) ING Investments, LLC has agreed to waive 0.10% of the Distribution Fee for Class A shares. The fee waiver will continue through at least March 31, 2004.
(21) The table above shows the estimated operating expenses for each Fund by class as a ratio of expenses to average daily net assets. These estimated expenses are based on each Fund's actual operating expenses for its fiscal year ended October 31, 2003, as adjusted for contractual changes, if any, and fee waivers to which the Fund's investment adviser has agreed for each Fund.
(22) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets. This amount is included in Other Expenses in the table above. ING Investments, LLC, the investment adviser to each Fund, has entered into written expense limitation agreements with each Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of each Fund's expenses waived, reimbursed or recouped during the last fiscal year by the adviser is shown under Fees and Expenses Waived or Reimbursed in the table above. Recoupments are shown as negative numbers. Pursuant to a side agreement dated February 25, 2003, the expense limit for the Class Q ING International Fund is 1.85%, through October 31, 2004. There is no guarantee that this side agreement will continue after this date. If after October 31, 2004 the adviser elects not to renew the side agreement, the expense limit will revert to the limitation under the ING International Fund's expense limitation agreement of 2.75%. For ING International SmallCap Growth Fund, the expense limit will continue through at least October 31, 2004. Nicholas-Applegate Capital Management bears 50% of the cost of maintaining the expense limit for the ING International SmallCap Growth Fund. For further information regarding the expense limitation agreements, see the Fund's prospectus.
(23) ING Investments, LLC, the investment adviser to the Fund, has entered into written expense limitation agreements with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of the Fund's expenses waived, reimbursed or recouped during the last fiscal year by the adviser was 0.31% for ING LargeCap Growth Fund and 0.08% for ING Real Estate Fund. For each fund, the expense limit will continue through at least May 31, 2004. For further information regarding the expense limitation agreements, see the Fund's prospectus.
(24) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets. This amount is included in Other Expenses in the table above.
(25) The table above shows the estimated operating expenses for Class S Shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any. Other Expenses shown in the table above includes a Shareholder Service Fee of 0.25%.
(26) Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would bear any extraordinary expenses.
(27) DSI has voluntarily agreed to waive a portion of its management fee for certain Portfolios. Including these waivers, the Total Annual Fund Operating Expenses for the year ended December 31, 2003, would have been 0.90% for ING MFS Total Return Portfolio. This arrangement may be discontinued by DSI at any time.
(28) A portion of the brokerage commissions that the Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS voluntary management fee waiver the Total Annual Fund Operating Expenses for the year ended December 31, 2003 would have been 0.89% for ING MFS Total Return Portfolio and 0.93% for ING T. Rowe Price Equity Income Portfolio. This arrangement may be discontinued at any time.
(29) The table above shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.
(30) ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser was 0.04% for ING VP Strategic Allocation Balanced Portfolio and 0.09% for ING VP Strategic Allocation Income Portfolio. For each Portfolio, the expense limits will continue through at least December 31, 2004. For further information regarding the expense limitation agreements, see the Fund's prospectus.
(31) The above table shows the estimated operating expenses for Class I shares of the Portfolio as a ratio of expenses to average daily net assets. This estimate is based on the Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for the Portfolio.
(32) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in Other Expenses in the above table. Estimated Other Expenses are based on the Portfolio's actual Other Expenses for its most recently completed fiscal year.

(33) ING Investments, LLC, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The expense limits will continue through at least December 31, 2004. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser which is not reflected in the above table was 0.45% for ING VP International Value Portfolio. For further information regarding the expense limitation agreements, see the Fund's prospectus.
(34) The fees and expenses listed above are based upon expenses for the fiscal year ended March 31, 2003. Other Expenses have been restated to reflect expense arrangements in effect as of April 1, 2004. Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of a Fund for a certain period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
(35) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.90% on Investor Class. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (v) expense that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through March 31, 2005.
(36) The fees and expenses shown in the table above are based on expenses incurred during the Fund's most recent fiscal year ended March 31, 2003.
(37) 12b-1 Fee, Other Expenses, Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses for the Lord Abbett Affiliated Fund have been restated based on estimates for the current fiscal year. The Fund's fiscal year end is October 31.
(38) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.
(39) 12b-1 Fee, Total Annual Fund Operating Expenses, and Net Annual Fund Operating Expenses for the Lord Abbett Mid-Cap Value Fund have been restated based on estimates for the current fiscal year.
(40) The fees and expenses listed above are based upon expenses for the fiscal year ended November 30, 2003.
(41) Expense information listed above is for the year ended November 30, 2003. The Fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of each class of shares and the services provided to you by your financial adviser (referred to as distribution and service fees). The maximum distribution and service fees under the plan are 0.35% annually for Class A shares.
(42) The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. The Fund may also enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected in the table above. Had these expense reductions been taken into account Total Annual Fund Operating Expenses would be 0.92%.
(43) For the fiscal year ended December 31, 2002, the Fund's manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission. The Other Expenses information in the table has been restated to reflect current fees and expenses.
(44) Annual fund operating expenses shown in the table above are based on the fund's fiscal year ended September 30, 2003. 12b-1 fees may not exceed 0.75% for Class R-3 of the class' average net assets annually. A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.
(45) During the start-up period for Class R-3, Capital Research and Management Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. The reimbursement for Class R-3 shares did not change the net expenses reported in the table above for this share class.
(46) The fees and expenses in the table above are based on the Fund's expenses during its fiscal year ended August 31, 2003. Expenses may vary in future years. Other Expenses include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The Other Expenses in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. After the waiver, the actual Other Expenses and Total Fund Annual Operating Expenses were the same as shown above for Class A shares. Effective January 1, 2004, the management fee schedule was revised. The Management (Advisory) Fees and Total Fund Annual Operating Expenses in the table above have been restated to reflect current fees.

(47) The fees and expenses in the table above are based on the Fund's expenses during its fiscal year ended August 31, 2003. Expenses may vary in future years. Other Expenses include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The Other Expenses in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. After the waiver, the actual Other Expenses and Total Fund Annual Operating Expenses as percentages of average daily net assets were 0.55% and 1.76% for Class A shares.
(48) The fees and expenses in the table above are based on the Fund's expenses during its fiscal year ended August 31, 2003. Expenses may vary in future years. Other Expenses include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The Other Expenses in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. After the waiver, the actual Other Expenses and Total Fund Annual Operating Expenses were the same as shown above for Class A shares.
(49) The fees and expenses shown in the table above are based on the fiscal year ended June 30, 2003. Other Expenses reflects a 0.40% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A shares in excess of $2.5 billion.
(50) The fees and expenses listed above are based upon expenses for the fiscal year ended October 31, 2003.
(51) The fees and expenses shown in the table above are based on the fiscal year ended August 31, 2003.
(52) Annual fund operating expenses shown in the table above are based on the fund's fiscal year ended August 31, 2003. 12b-1 fees may not exceed 0.75% for Class R-3 of the class' average net assets annually. A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.
(53) Annual fund operating expenses shown in the table above are based on the fund's fiscal year ended July 31, 2003. 12b-1 fees may not exceed 0.75% for Class R-3 of the class' average net assets annually. A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.
(54) During the start-up period for Class R-3, Capital Research and Management Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. Including the reimbursement of 0.04% for Class R-3 shares, the net expenses reported in the table above would be 1.08% for Class R-3 shares.
(55) The expenses shown above are based on expenses incurred during the Fund's most recent fiscal year ended June 30, 2003 restated to reflect a change in the fund's management fee from 1.00% to 0.85%. Other Expenses includes an administrative fee of 0.075% paid by the Fund to UBS Global Asset Management (Americas) Inc. The Trust, with respect to the Fund, and the Fund's Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for a period of one year from November 10, 2003, otherwise would exceed 1.28%. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund. Pursuant to a prior expense cap agreement ("Prior Agreement"), the actual net expenses for the fiscal year ending June 30, 2003 were 1.40% for the Class A shares. For the period July 1, 2003 through November 9, 2003, expenses for the Fund were capped at the same rates as the Prior Agreement.
(56) Annual fund operating expenses shown in the table above are annualized based on the fund's fiscal year ended April 30, 2003. 12b-1 fees may not exceed 0.75% for Class R-3 of the class' average net assets annually. A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.
(57) During the start-up period for Class R-3, Capital Research and Management Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. Including the reimbursement of 0.02% for Class R-3 shares, the net expenses reported in the table above would be 1.09% for Class R-3 shares.

HYPOTHETICAL EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE MAXIMUM CONTRACT HOLDER TRANSACTION EXPENSES, THE MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING THE ANNUAL MAINTENANCE FEE OF $30 (CONVERTED TO A PERCENTAGE OF ASSETS EQUAL TO 0.170%), AND THE FUND FEES AND EXPENSES.

EXAMPLE 1: The following Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the MAXIMUM fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) IF YOU WITHDRAW YOUR ENTIRE ACCOUNT VALUE AT THE END OF THE APPLICABLE TIME
PERIOD:



    1 YEAR        3 YEARS       5 YEARS       10 YEARS
    ------        -------       -------       --------
    $  838        $ 1,533       $ 2,143       $  3,401



(B) IF YOU DO NOT WITHDRAW YOUR ENTIRE ACCOUNT VALUE OR IF YOU SELECT AN INCOME PHASE PAYMENT OPTION AT THE END OF THE APPLICABLE TIME PERIOD*:



     1 YEAR       3 YEARS       5 YEARS       10 YEARS
     ------       -------       -------       --------
     $  330       $ 1,007       $ 1,707       $  3,401



EXAMPLE 2: The following Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the MINIMUM fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) IF YOU WITHDRAW YOUR ENTIRE ACCOUNT VALUE AT THE END OF THE APPLICABLE TIME
PERIOD:



    1 YEAR         3 YEARS       5 YEARS       10 YEARS
    ------         -------       -------       --------
    $  941         $ 1,830       $ 2,628       $  4,353



(B) IF YOU DO NOT WITHDRAW YOUR ENTIRE ACCOUNT VALUE OR IF YOU SELECT AN INCOME PHASE PAYMENT OPTION AT THE END OF THE APPLICABLE TIME PERIOD*:



   1 YEAR       3 YEARS       5 YEARS       10 YEARS
   ------       -------       -------       --------
   $  437       $ 1,321       $ 2,215       $  4,353



* This example does not apply if during the income phase a nonlifetime payment option with variable payments is selected and a lump sum withdrawal is requested within five years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

CONDENSED FINANCIAL INFORMATION


UNDERSTANDING CONDENSED FINANCIAL INFORMATION. As of the separate account's latest fiscal year-end, December 31, 2003, we had not begun selling the contracts and the subaccounts did not have any assets attributable to the contracts. Therefore, no condensed financial information is presented herein.


INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Earnings on amounts invested in the subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

FUND DESCRIPTIONS. We provide brief descriptions of the funds in Appendix IV. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, by calling the Company at the telephone number listed in "Contract Overview - Questions: Contacting the Company," by accessing the SEC's web site, or by contacting the SEC Public Reference Room.

FIXED INTEREST OPTIONS. For descriptions of the fixed interest options, see Appendix I and II and the Guaranteed Accumulation Account prospectus.

SELECTING INVESTMENT OPTIONS
- CHOOSE OPTIONS APPROPRIATE FOR YOU. Your local representative can help you evaluate which investment options may be appropriate for your financial goals.
- UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
- BE INFORMED. Read this prospectus, the fund prospectuses, fixed interest appendices and the Guaranteed Accumulation Account prospectus.

LIMITS ON OPTION AVAILABILITY. Some investment options may not be available through certain contracts and plans or in some states. In general, your plan sponsor will have selected a subset of variable investment options to be available for investment under your retirement plan. We may add, withdraw or substitute investment options, subject to the conditions in the contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

LIMITS ON NUMBER OF OPTIONS SELECTED. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. If you have an outstanding 403(b) loan, you may currently make a total of 18 cumulative selections over the life of the account. Each subaccount, the Fixed Plus Account II and each classification of the Guaranteed Accumulation Account selected counts toward these limits. If you have a loan on the account, each option counts toward the limit, even after the full value is transferred to other options.


LIMITS IMPOSED BY THE FUNDS. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of payments to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS.


INSURANCE-DEDICATED FUNDS. (Mixed and Shared Funding) Some of the funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as "insurance-dedicated funds," and are used for "mixed" and "shared" funding.


"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

-    Mixed--bought for annuities and life insurance
-    Shared--bought by more than one company

PUBLIC FUNDS. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:


AIM Mid Cap Core Equity Fund (Class A)
AllianceBernstein Growth & Income Fund (Class A)
American Balanced Fund(R) (Class R-3)
Ariel Appreciation Fund
Ariel Fund
Baron Asset Fund
Baron Growth Fund
EuroPacific Growth Fund(R) (Class R-3)
Evergreen Special Values Fund (Class A)
Fidelity(R) Advisor Mid Cap Fund (Class T)
Franklin Small-Mid Cap Growth Fund (Class A)
ING Financial Services Fund (Class A)
ING GNMA Income Fund (Class A)
ING Intermediate Bond Fund (Class A)
ING International Fund (Class Q)

ING International SmallCap Growth Fund (Class A)
ING LargeCap Growth Fund (Class A)
ING Real Estate Fund (Class A)
INVESCO Health Sciences Fund
  (Investor Class)
Legg Mason Value Trust, Inc.
  (Primary Class)
Lord Abbett Affiliated Fund (Class A)
Lord Abbett Mid-Cap Value Fund (Class A)
Lord Abbett Small-Cap Value Fund (Class A)
Massachusetts Investors Growth Stock Fund (Class A)
Mutual Discovery Fund (Class R)
New Perspective Fund(R) (Class R-3)
Oppenheimer Capital Appreciation Fund (Class A)
Oppenheimer Developing Markets Fund (Class A)
Oppenheimer Main Street Fund(R) (Class A)

Pax World Balanced Fund, Inc.
PIMCO NFJ Small-Cap Value Fund (Class A)
Pioneer High Yield Fund (Class A)
T. Rowe Price Mid-Cap Growth Fund (Class R)
T. Rowe Price Mid-Cap Value Fund (Class R)
 Templeton Foreign Fund (Class A)
Templeton Growth Fund, Inc. (Class A)
The Growth Fund of America(R) (Class R-3)
The Income Fund of America(R) (Class R-3)
UBS U.S. Small Cap Growth Fund (Class A)
Washington Mutual Investors Fund(SM) (Class R-3)

See "Taxation--403(b) Plans" for a discussion of investing in one of the public funds under a 403(b) annuity contract.

POSSIBLE CONFLICTS OF INTEREST. With respect to the insurance-dedicated funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund's board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account C from participation in the funds which are involved in the conflict.

TRANSFERS

TRANSFERS AMONG INVESTMENT OPTIONS. During the accumulation phase and the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. See "The Income Phase" for additional information about transfers during the income phase. Transfers from the Fixed Plus Account II are restricted as outlined in Appendix I and the contract. Transfers may be requested in writing, by telephone or, where available, electronically, subject to restrictions that may be imposed by the Company. Transfers must be made in accordance with the terms of the contract.

VALUE OF TRANSFERRED DOLLARS. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at our Home Office, or if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

TELEPHONE AND ELECTRONIC TRANSFERS: SECURITY MEASURES. To prevent fraudulent use of telephone or electronic transactions, (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.


LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The contracts are not designed to serve as vehicles for frequent transfers. Frequent transfer activity can adversely affect fund performance, disrupt fund management strategies and increase fund expenses through:
-    Increased trading and transaction costs;
-    Forced and unplanned portfolio turnover;
-    Lost opportunity costs; and
- Large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners and participants.

ACCORDINGLY, INDIVIDUALS OR ORGANIZATIONS THAT USE MARKET-TIMING INVESTMENT STRATEGIES OR MAKE FREQUENT TRANSFERS SHOULD NOT PURCHASE OR PARTICIPATE IN THE CONTRACTS.

We monitor transfer activity and reserve the right to take any necessary action if an individual's or organization's transfer activity:
-    Exceeds our then-current monitoring standard for excessive trading;
-    Is identified as problematic by an underlying fund;
- Is determined, in our sole discretion, to be not in the best interests of other contract owners or participants; or
- Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved.

Such actions may include, but are not limited to, the suspension of transfer privileges via facsimile, telephone, email and internet, and the limiting of transfer privileges to submission by mail. We will notify you in writing if we take any of these actions.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, in our sole discretion and without notice, based upon, among other factors, the best interest of contract holders, participants and fund investors, fund management considerations and state or federal regulatory developments.

We also reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners or participants. Such restrictions may include:
- Not accepting transfer instructions from an agent acting on behalf of more than one contract owner or participant; and
- Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner or participant at a time.

The Company does not allow waivers to our excessive trading policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

LIMITS IMPOSED BY THE FUNDS. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a sub-account if the sub-account's investment in its corresponding fund is not accepted by the fund for any reason.


THE DOLLAR COST AVERAGING PROGRAM. The contracts allow you to participate in our dollar cost averaging program. There is no additional charge for this service. However, you must have an account value of at least $5,000 before you can participate in the dollar cost averaging program. Dollar cost averaging is a system of investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview -- Questions: Contacting the Company."

THE ACCOUNT REBALANCING PROGRAM. Under some contracts you may participate in account rebalancing. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program. If available under your contract, you may participate in this program by completing the account rebalancing election form or by contacting the Company at: ING Life Insurance and Annuity Company, Technical Services, 151 Farmington Avenue, Hartford, CT 06156-1268, phone: 1-800-262-3862, fax: (860) 723-9620.

Account rebalancing is not available if you elect to participate in the dollar cost averaging program.

CONTRACT PURCHASE AND PARTICIPATION

CONTRACTS AVAILABLE FOR PURCHASE. The contracts available for purchase are group deferred variable annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a), 401(k), 403(b) and 457(b). The contracts may not be available in all states.

ERISA NOTIFICATION. Some plans under Sections 401 and 403(b) are subject to Title I of the Employee Retirement Income Security Act of 1974 (ERISA), as amended. The contract holder must notify the Company whether Title I of ERISA applies to the plan.

USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), 403(b), or 457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other benefits (such as the guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative.

PURCHASING THE CONTRACT.

1. The contract holder submits the required forms and application to the Company.
2.   We approve the forms and issue a contract to the contract holder.

PARTICIPATING IN THE CONTRACT.

1. We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder).
2. If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions.

ACCEPTANCE OR REJECTION. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. If we reject the application or enrollment, we will return the forms and any purchase payments.

METHODS OF PURCHASE PAYMENT. The contract may allow one or more of the following purchase payment methods:

- Lump-sum payments--A one-time payment to your account in the form of a transfer from a previous plan; and/or
-    Installment payments--More than one payment made over time to your account.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that lump sum payments or installment payments meet certain minimums.

ALLOCATION OF PURCHASE PAYMENTS. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See "Investment Options" and "Transfers."

TRANSFERRED ASSET BENEFIT OPTION. The Company may provide a transferred asset benefit (TAB) option to the contract holder in connection with the purchase of the contract in order to help defray charges that may apply when assets are transferred from another financial provider. If this option is selected, the Company will apply a dollar amount not to exceed 5% of the total plan assets transferred to the Company. The TAB will be allocated pursuant to directions received from the contract holder, after the expiration of the applicable state free-look period.

In the event that the contract holder elects the TAB option, there will be an additional transferred asset benefit charge not to exceed 0.50%, and a reduction in the Fixed Plus Account II interest credited rate not to exceed 0.50%, which will apply to all participants under the contract regardless of whether they receive the benefit of the TAB. The transferred asset benefit charge and decrease in the interest credited rate will apply for a period not to exceed 7 contract years, and will not, over the period of time that the TAB charge and decreased interest rate is in effect, exceed the TAB percentage applied to the contract (i.e. if a 4.0% TAB is credited to the contract, the aggregate transferred asset benefit charge and reduction to the Fixed Plus Account II credited interest rate will not exceed 4.0%). In addition, an early withdrawal charge schedule will generally apply when the TAB option is elected by the contract holder. See "Fee Table" and "Fees."

TAX CODE RESTRICTIONS. The Tax Code places some limitations on contributions to your account. See "Taxation."

FACTORS TO CONSIDER IN THE PURCHASE DECISION. The decision to purchase or participate in the contract should be discussed with your financial representative, making sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur. You should pay attention to the following issues, among others:

(1) LONG-TERM INVESTMENT - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.

(2) INVESTMENT RISK - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

(3) FEATURES AND FEES - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

(4) EXCHANGES - If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

CONTRACT OWNERSHIP AND RIGHTS

WHO OWNS THE CONTRACT? The contract holder. This is the person or entity to whom we issue the contract.

WHO OWNS MONEY ACCUMULATED UNDER THE CONTRACT?

- UNDER GOVERNMENTAL 457(b) PLANS. The Tax Code requires that 457(b) plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code.
- UNDER TAX-EXEMPT 457(b) PLANS. In order to avoid being subject to the Employee Retirement Income Security Act of 1974 (ERISA), 457(b) plan assets of tax-exempt employers (including certain nonqualified, church-controlled organizations) remain the property of the employer, and are subject to the claims of the employer's general creditors.
- UNDER 403(b), 401(a) OR 401(k) PLANS. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder.

WHO HOLDS RIGHTS UNDER THE CONTRACT? Under all contracts, except group contracts issued through a voluntary 403(b) plan, the contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options.

If you participate in a group contract through a voluntary 403(b) plan, you hold all rights under the contract.

For additional information about the respective rights of the contract holder and participants under 403(b), 401(a) and 401(k) plans, see Appendix III.

RIGHT TO CANCEL

WHEN AND HOW TO CANCEL. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder's receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days (or a longer period if required by state law) after you receive confirmation of your participation in the contract.

REFUNDS. We will produce a refund not later than seven days after we receive the required documents and written notice in good order at our Home Office. The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any daily asset charges, subaccount administrative adjustment charges or transferred asset benefit charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

FEES

The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the "Fee Table" section for information on fees.

I. MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

Under the contract, withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

PURPOSE: This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the daily asset charges and subaccount administrative adjustment charge (if any), to make up the difference. An early withdrawal charge will also apply if the contract holder has elected to purchase the transferred asset benefit option.

AMOUNT: This charge is a percentage of the amount that you withdraw from the subaccounts and the Guaranteed Accumulation Account. We do not deduct an early withdrawal charge from amounts that you withdraw from the Fixed Plus Account II. If the charge is in effect, the amount withdrawn will be the amount requested reduced by any applicable early withdrawal charge. The percentage is determined by the early withdrawal charge schedule that applies to your contract. The maximum withdrawal charge is 5% and the duration of the withdrawal charge schedule can vary from zero to 7 years. The charge will never be more than the maximum permitted by the rules of the National Association of Securities Dealers.

The schedule below reflects the maximum early withdrawal charge schedule that may apply to a contract. The actual early withdrawal charge schedule that applies to a particular contract will vary based upon underwriting guidelines, which will be applied in a manner that is not unfairly discriminatory against any contract holder. The factors considered in determining the exact early withdrawal schedule include:

    --  The number of participants in the plan;
    -- The type and nature of the group to which a contract is issued; -- The expected level of assets or cash flow under the plan;
    --  The broker or our agent's involvement in sales activities;

    --  The amount and type of compensation paid to those selling the contract;

    --  Our sales-related expenses;
    --  Distribution provisions under the plan;
    -- The plan's purchase of one or more other variable annuity contracts from us and the features of those contracts;
    -- The level of employer involvement in determining eligibility for distributions under the contract;
    --  Our assessment of financial risk to the Company relating to withdrawals;

[SIDENOTE]

TYPES OF FEES

There are certain types of fees or charges which you may incur under the contract:

I.   MAXIMUM TRANSACTION FEES
     -    Early Withdrawal Charge
     -    Annual Maintenance Fee
II.  FEES DEDUCTED FROM THE SUBACCOUNTS
     -    Daily Asset Charge
     -    Subaccount Administrative Adjustment Charge
     -    Transferred Asset Benefit Charge
III. FUND EXPENSES
IV.  PREMIUM AND OTHER TAXES

    -- Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor; and
    -- Whether the plan sponsor has elected to offer the Transferred Asset Benefit option.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations that have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

MAXIMUM EARLY WITHDRAWAL CHARGE SCHEDULE

                  WITHDRAWALS FROM VARIABLE INVESTMENT OPTIONS

             CONTRACT YEARS COMPLETED      MAXIMUM EARLY WITHDRAWAL CHARGE
             ------------------------      -------------------------------
             Fewer than 5                                 5%
             5 or more but fewer than 7                   4%
             7 or more                                    0%

WAIVER OF EARLY WITHDRAWAL CHARGE. The Early Withdrawal Charge only applies to
(a) distributions for "in service transfers" where such transfers are made to another 403(b), 401(a), 401(k), or 457(b) product provider for the employer including but not limited to transfers by the contract holder of all participant accounts to a new product provider, as well as participant initiated transfers pursuant to Revenue Ruling 90-24; and (b) distributions due to a "severance from employment" that would not otherwise have qualified as a separation from service under prior IRS "same desk" guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). In all other instances the Early Withdrawal Charge is waived for any distribution allowed under the Tax Code.

ANNUAL MAINTENANCE FEE

MAXIMUM AMOUNT.  $30.00.

WHEN/HOW. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee on the account anniversary and, in some cases, at the time of full withdrawal. It is deducted on a pro rata basis from the account value invested in the subaccounts and the fixed interest options.

PURPOSE. This fee helps defray the administrative expenses we incur in establishing and maintaining the accounts.


REDUCTION. The actual charge that applies to the contract issued to your contract holder may be lower than the maximum amount noted above. For contracts with less than $5 million in assets, the maintenance fee will vary strictly by the total assets in the contract, the average participant balance, and the amount and type of compensation paid to those selling the contract. Due to factors on which the fee is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change, but it will never exceed the maximum of $30.


For contracts with assets equal to or greater than $5 million, the maintenance fee will generally be based on plan specific characteristics. Any reduction from the maximum amounts will reflect differences in expenses for administration based on such factors as:

- The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);
- The size of the prospective group, projected annual number of eligible participants and the program's participation rate;
- The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);
- The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services;

-    The amount and type of compensation paid to those selling the contract;

- The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services;

-    The projected frequency of distributions; and
- The type and level of other factors that affect the overall administrative expense.

Due to factors on which the fee is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change, but it will never exceed the maximum of $30.

We will determine any reduction of the annual maintenance fee on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

II. FEES DEDUCTED FROM THE SUBACCOUNTS

DAILY ASSET CHARGE

MAXIMUM AMOUNT. The maximum charge during the accumulation phase is 1.75% annually (of your account value invested in the subaccounts). The actual charge that applies to your contract will depend on the level of assets with the Company, average participant balance, and the compensation paid to those distributing the contract. During the income phase, the charge is 1.25% annually (of your account value invested in the subaccounts during the income phase).

WHEN/HOW. This fee is deducted daily from the subaccounts. We do not deduct this from the Fixed Plus Account II.

PURPOSE. This fee compensates us for the risks we assume under the contracts and the expenses we expect to incur in administering the contract. It consists of the following components:

- The mortality risk component is the risk associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts.
- The expense risk component is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.
- The administrative charge component is designed to help defray our administrative expenses that can not be covered by the mortality risk component and/or the expense risk component.

If the amount we deduct for this fee is not enough to cover our risks and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.


REDUCTION. The actual charge that applies to a contract may be lower than the maximum amounts noted above. For contracts with less than $5 million in assets, the daily asset charge will vary strictly by the total assets in the contract, the average participant balance, and the amount and type compensation being paid to those who sell the contract. Due to factors on which the charge is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change but it will never exceed the maximum.


For contracts with assets equal to or greater than $5 million, the daily asset charge will generally be based on plan specific characteristics. Any reduction from the maximum amounts will reflect differences in expenses for administration based on such factors as:

- The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);
- The size of the prospective group, projected annual number of eligible participants and the program's participation rate;
- The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);
- The frequency, consistency and method of submitting payments and loan repayments;
- The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services;

-    The amount and type of compensation paid to those selling the contract;

- Whether a guaranteed death benefit has been selected by the contract holder;
- The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services;

-    The projected frequency of distributions; and
- The type and level of other factors that affect the overall administrative expense.

Due to factors on which the charge is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change.

We will determine any reduction of the daily asset charge on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

SUBACCOUNT ADMINISTRATIVE ADJUSTMENT CHARGE


MAXIMUM AMOUNT. 0.80%. For contracts issued before May 1, 2004 (or state regulatory approval, whichever is later), the maximum subaccount administrative adjustment charge is 0.50%.

WHEN/HOW. This fee is only deducted daily from the subaccounts for a select group of investment options. The charge will vary by investment option, but will never exceed the maximum amount. The investment options where this fee applies are noted below:



FUND OR FUND FAMILY                                                       CHARGE
-------------------
AIM Mid Cap Core Equity Fund                                                0.15%
(Class A)
AllianceBernstein Growth & Income Fund (Class A)                            0.20%
Ariel Fund Family                                                           0.35%
Baron Fund Family                                                           0.20%
Evergreen Special Values Fund (Class A)                                     0.25%
Fidelity(R) Advisor Mid Cap Fund                                            0.05%
(Class T)
Fidelity(R) VIP Fund Family (Initial Class)                                 0.40%
Franklin(R) Fund Family (Class A and Class 2)                               0.20%
ING MFS Total Return Portfolio                                              0.10%
(Service Class)
ING T. Rowe Price Equity Income Portfolio (Service                          0.10%
Class)
ING VP Balanced Portfolio, Inc.                                             0.25%
(Class I)
ING VP Bond Portfolio (Class R)                                             0.35%
ING VP Global Science and Technology Portfolio                              0.15%
(formerly ING VP Technology Portfolio) (Class I)
ING VP Index Plus LargeCap Portfolio                                        0.40%
(Class I)
ING VP Index Plus MidCap Portfolio                                          0.40%
(Class I)
ING VP Index Plus Small Cap Portfolio                                       0.40%
(Class I)
ING VP Money Market Portfolio                                               0.50%
(Class I)
ING VP Strategic Allocation Fund Family                                     0.15%
(Class I)
ING VP Value Opportunity Portfolio                                          0.15%
(Class I)
INVESCO Health Sciences Fund                                                0.25%
(Investor Class)
Legg Mason Value Trust, Inc. (Primary Class)                                0.10%
Lord Abbett Fund Family (Class A)                                           0.20%
Massachusetts Investors Growth Stock Fund                                   0.25%
(Class A)
Oppenheimer Fund Family  (Class A)                                          0.20%
Oppenheimer Global Securities Fund/VA                                       0.40%
Pax World Balanced Fund, Inc.                                               0.20%
PIMCO NFJ Small-Cap Value Fund (Class A)                                    0.20%
Pioneer Fund Family (Class A)                                               0.20%
Pioneer VCT Fund Family (Class I)                                           0.35%
Templeton Fund Family (Class A)                                             0.20%
UBS U.S. Small Cap Growth Fund (Class A)                                    0.20%
Vanguard(R) Variable Insurance Fund Family                                  0.60%



PURPOSE. This fee is used to help defray additional expense risk due to the decreased level of revenue that the Company receives in connection with the investment options. The risk is that actual expenses we incur under the contracts will exceed the maximum amounts that we can charge.


TRANSFERRED ASSET BENEFIT CHARGE

MAXIMUM AMOUNT. 0.50%

WHEN/HOW. This fee is only charged when a contract holder elects the transferred asset benefit (TAB) option. If charged, this fee is deducted daily from the subaccounts during the accumulation phase. It is not deducted from the Fixed Plus Account II. The fee will apply for a period of time not to exceed 7 contract years, and will apply to all participants during this time period, even if they do not receive the benefit of the TAB.

PURPOSE. The fee helps defray costs that the Company incurs in offering the TAB option. This option is designed to offset charges that may apply when assets are transferred from another financial provider who has imposed a cancellation penalty on the transfer. The Company will apply a dollar amount not to exceed 5% of the total plan assets transferred to the Company and will apply a transferred asset benefit charge for a period not to exceed 7 contract years. The number of contract years during which the fee will be assessed will depend on the dollar amount applied.

REDUCTION. This fee may be reduced if the dollar amount the Company applies is less than 0.50% of total plan assets transferred to the Company.

III. FUND EXPENSES

AMOUNT. Each fund determines its own advisory fee, service fees or 12b-1 fees (if applicable) and other expenses. Service fees and 12b-1 fees are generally deducted from fund assets in order to pay for the servicing or distribution of fund shares. If a fund has such fees, some or all of such fees may be remitted to the Company as compensation for distribution or shareholder services performed by the Company with respect to the use of the funds as investment options under the contracts. The Fund Expense Table in this prospectus identifies which funds have service fees or 12b-1 fees.

Although some of the funds available under the contract may be subject to fund front-end load charges or fund-level contingent deferred sales charges, these charges are waived when the funds are purchased as investment options under the contract.


In addition, to any service fees or 12b-1 fees that the Company may receive from a fund or its affiliate, the Company also receives compensation from certain funds or their affiliates for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. As of December 31, 2003, the amount of such additional payments ranged up to 0.425% annually for affiliated funds, and 0.25% annually for unaffiliated funds, of the average net assets held in a fund by the Company.


For a list of fund fees, see "Fee Table." The fees are described in more detail in each fund prospectus.

WHEN/HOW. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares, which will in turn affect the daily value of each subaccount.

PURPOSE. These amounts help to pay the fund's investment advisor and operating expenses.

IV. PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

- Account dollars directed to the fixed interest options, including interest earnings to date; less
-    Any deductions from the fixed interest options (e.g. withdrawals); plus
- The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

SUBACCOUNT ACCUMULATION UNITS. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the daily asset charge, the subaccount administrative adjustment charge (if any) and the transferred asset benefit charge (if applicable). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

- The net assets of the fund held by the subaccount as of the current valuation; minus
- The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);
- Divided by the total value of the subaccount's units at the preceding valuation;
- Minus a daily deduction for the daily asset charge, the transferred asset benefit charge (if applicable) and subaccount administrative adjustment charges (if any) and any other fees deducted from investments in the separate account. See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time), the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of subaccount A, and 80 accumulation units of subaccount B.

STEP 1: An investor contributes $5,000.

STEP 2:
A. He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B. He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

STEP 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or NAV).

               ---------------------------------------------------
                               $5,000 contribution
               ---------------------------------------------------
                                    STEP 1 |
               ---------------------------------------------------

                     ING Life Insurance and Annuity Company

               ---------------------------------------------------
                                    STEP 2 |
               ---------------------------------------------------
                           Variable Annuity Account C
               ------------------ ------------------ -------------
                  Subaccount A       Subaccount B         Etc.
                       300                80
                  accumulation       accumulation
                      units              units

               ------------------ ------------------ -------------
                                  |  Step 3  |
                          -----------    -----------

                            Fund A         Fund B

                          -----------    -----------

The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in "Contract Purchase and Participation." Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) will purchase subaccount accumulation units at the AUV computed after the close of the Exchange (normally at 4:00 p.m. Eastern Time) on that day. The value of subaccounts may vary day to day.

WITHDRAWALS

MAKING A WITHDRAWAL. Subject to limitations on withdrawals from the Fixed Plus Account II and other restrictions (see "Withdrawal Restrictions" below), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.

STEPS FOR MAKING A WITHDRAWAL. The contract holder, or you if permitted by the plan, must:

-    Select the withdrawal amount.
     - Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) minus any applicable early withdrawal charge, plus the amount available for withdrawal from the Fixed Plus Account II.
     - Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge for amounts withdrawn from the subaccounts or the Guaranteed Accumulation Account, and any positive or negative market value adjustments for amounts withdrawn from the Guaranteed Accumulation Account. The amount available from the Fixed Plus Account II may be limited.

          For a description of limitations on withdrawals from the Fixed Plus Account II, see Appendix I.

- Select investment options. If this is not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.

-    Properly complete a disbursement form and submit it to the Home Office.

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

1. As of the next valuation date after we receive a request for withdrawal in good order at our Home Office; or

2.   On such later date as specified on the disbursement form.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment not later than seven calendar days following our receipt of your disbursement form in good order.

[SIDENOTE]

DEDUCTIONS FOR TAXES

Amounts withdrawn may be subject to tax penalties and withholding. See "Taxation." To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number listed in "Contract Overview -- Questions: Contacting the Company."

REINVESTMENT PRIVILEGE (not applicable to contracts under 457 plans). The contract allows for a one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will reinvest in the same investment options and proportions in place at the time of withdrawal. Special rules apply to reinvestment of amounts withdrawn from the Guaranteed Accumulation Account. See Appendix II. Seek competent advice regarding the tax consequences associated with reinvestment.

WITHDRAWAL RESTRICTIONS. Some plans may have other limits on withdrawals, other than or in addition to those listed below.

Section 403(b)(11) of the Tax Code prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59 1/2, severance from employment, or financial hardship, of the following: (1) Salary reduction contributions made after December 31, 1988 and; (2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988 (these amounts are not available for hardship withdrawals).

The contract may require that the contract holder certify that you are eligible for the distribution.

WAIVERS OF EARLY WITHDRAWAL CHARGE AND FIXED PLUS ACCOUNT II FULL WITHDRAWAL PROVISIONS. Although the Tax Code permits distributions upon a participant's severance from employment, the contracts do not provide for a waiver of early withdrawal charges or the Fixed Plus Account II full withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS "same desk" guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001).

LOANS

AVAILABILITY. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and the Fixed Plus Account II. Additional restrictions may apply under the Tax Code or due to our administrative practices. Currently loans are only available from 403(b) plans utilizing this prospectus.

REQUESTS. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to our Home Office. Read the terms of the loan agreement before submitting any request.


LOAN INTEREST. Interest will be charged on loaned amounts. The difference between the rate charged and the rate credited on loans under your contract is currently 2.5% per annum (i.e., a 2.5% loan interest rate spread). We reserve the right to apply a loan interest rate spread of up to 3.0% per annum.

SYSTEMATIC DISTRIBUTION OPTIONS

AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. No early withdrawal charge applies to amounts paid out under systematic distribution options. To determine what systematic distribution options are available, check with the contract holder or the Company. The Company reserves the right to discontinue the availability of one or all of the systematic distribution options at any time, and/or to change the terms for future elections.

Systematic distribution options currently available under the contract include the following:

- SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan.)


- ECO--ESTATE CONSERVATION OPTION. Also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code's required minimum distribution. Under ECO, the Company calculates the minimum distribution amount required by law at age 70 1/2 (for certain plans, 70 1/2 or retirement, if later) and pays you that amount once a year.


- OTHER SYSTEMATIC DISTRIBUTION OPTIONS may be available from time to time. Additional information relating to any of the systematic distribution options may be obtained from your local representative or from the Company's Home Office.

ELECTING A SYSTEMATIC DISTRIBUTION OPTION. The contract holder, or you if permitted by the plan, makes the election of a systematic distribution option. For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with terms of the plan.

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. Once you elect a systematic distribution option, you may revoke it at any time through a written request to our Home Office. Once revoked, an option may not be elected again, until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

TAX CONSEQUENCES. Withdrawals received through these options and revocations of elections may have tax consequences. See "Taxation."

[SIDENOTE]

FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION

If available under your plan, a Systematic Distribution Option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

DEATH BENEFIT

The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary).

- Under contracts issued in connection with most types of plans except voluntary 403(b) plans, the contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).
- Under contracts issued in connection with voluntary 403(b) plans, you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.

DURING THE ACCUMULATION PHASE

PAYMENT PROCESS

1. Following your death, the contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order.
2.   The payment request should include selection of a benefit payment option.
3. Within seven days after we receive proof of death acceptable to us and payment request in good order at our USFS Customer Service Center, we will mail payment, unless otherwise requested.

Until one of the benefit payment options listed below is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

BENEFIT PAYMENT OPTIONS. The following payment options are available, if allowed by the Tax Code:

-    Lump-sum payment;
- Payment under an available income phase payment option (see "Income Phase -- Payment Options"); and
- If the contract beneficiary or plan beneficiary is your spouse, payment under an available Systematic Distribution Option (not available under all plans).


Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options under the contract.


The account value may also remain invested in the contract, however, the Tax Code limits how long the death benefit proceeds may be left in this option.

DEATH BENEFIT CALCULATION. The death benefit will be based on your account value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix II and in the Guaranteed Accumulation Account prospectus.

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order.

[SIDENOTE]

DURING THE INCOME PHASE

This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."

Some contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of:

(a) Your account value on the day that notice of death and request for payment are received in good order at our Home Office, plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or
(b) The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

TAX CODE REQUIREMENTS. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

THE INCOME PHASE

During the income phase you receive payments from your accumulated account value.

INITIATING INCOME PHASE PAYMENTS. At least 30 days prior to the date you want to start receiving payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

-    Start date;

- Income phase payment option (see the income phase payment options table in this section);

- Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);

-    Choice of fixed or variable income phase payments;

- Selection of an assumed net investment rate (only if variable income phase payments are elected); and

- Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

WHAT AFFECTS INCOME PHASE PAYMENT AMOUNTS? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

FIXED INCOME PHASE PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. Fixed payments will remain the same over time.

VARIABLE INCOME PHASE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) you select, based on what subaccounts are available during the income phase at the time you make your selection. Not all subaccounts available during the accumulation phase may be available during the income phase. We currently allow you to choose up to 18 subaccounts at any one time and we allow 12 free transfers per calendar year. We reserve the right to allow additional transfers in excess of 12 per calendar year. For variable payments, an assumed net investment rate must be selected.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected.

For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See "Contract Overview -- Questions: Contacting the Company."

SELECTING AN INCREASING PAYMENT. Under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial income phase payment will be, while future payments will increase each year at a greater rate.

Generally, this feature is not available with cash refund payment options.

CHARGES DEDUCTED. When you select an income payment phase option (one of the options listed in the tables immediately below), a daily asset charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality, expense and administrative risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. Although we expect to make a profit from this fee, we do not always do so.

REQUIRED MINIMUM PAYMENT AMOUNTS. The first payment amount must meet the minimums stated in the contract. This amount is currently $50 per month or $250 per year, but the Company reserves the right to increase these amounts, if allowed by state law, based on increases reflected in the Consumer Price Index - Urban (CPI-U) since July 1, 1993. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at our Home Office.


Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options under the contract.


TAXATION. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation."

INCOME PHASE PAYMENT OPTIONS

The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts may restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

TERMS USED IN THE TABLES:

ANNUITANT: The person(s) on whose life expectancy the income phase payments are calculated.

BENEFICIARY: The person designated to receive the death benefit payable under the contract.


                                           LIFETIME INCOME PHASE PAYMENT OPTIONS

                        LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will
Life Income             be made should the annuitant die prior to the second payment's due date.
                        DEATH BENEFIT--NONE: All payments end upon the annuitant's death.

                        LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed for your choice
Life Income--           of 5 to 30 years, or as otherwise specified in the contract.
Guaranteed              DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we have made all the
Payments*               guaranteed payments, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

                        LENGTH OF PAYMENTS: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment's due date.
                        CONTINUING PAYMENTS:
Life Income--           (a)  When you select this option you choose for 100%, 66 2/3% or 50% of the payment to continue
Two Lives               to the surviving annuitant after the first death; or
                        (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.
                        DEATH BENEFIT--NONE: All payments end after the death of both annuitants.

                        LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed for your
Life Income--           choice of 5 to 30 years, or as otherwise specified in the contract.
Two Lives--             CONTINUING PAYMENTS: 100% of the payment to continue to the surviving annuitant after the first
Guaranteed              death.
Payments*               DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both annuitants die before the guaranteed payments have all been paid, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income--           LENGTH OF PAYMENTS: For as long as the annuitant lives.
Cash Refund             DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: Following the annuitant's death, we will pay a
Option (fixed           lump-sum payment equal to the amount originally applied to the payment option (less any premium
payment only)           tax) and less the total amount of fixed income phase payments paid.

Life Income--           LENGTH OF PAYMENTS: For as long as either annuitant lives.
Two Lives--             CONTINUING PAYMENT: 100% of the payment to continue after the first death.
Cash Refund             DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: When both annuitants die, we will pay a lump-sum
Option (fixed           payment equal to the amount applied to the income phase payment option (less any premium tax) and
payment only)           less the total amount of fixed income phase payments paid.

                                         NONLIFETIME INCOME PHASE PAYMENT OPTIONS

                        LENGTH OF PAYMENTS: Payments will continue for 5-30 years based upon the number of years you choose when selecting this option. In certain cases a lump-sum payment may be requested at any
Nonlifetime--           time (see below).
Guaranteed              DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the
Payments*               guaranteed payments, any remaining guaranteed payments will continue to the beneficiary unless the beneficiary elects to receive the present value of
                        the remaining guaranteed payments in a lump sum.



LUMP-SUM PAYMENT: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before five years of income phase payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees -- Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Home Office.

CALCULATION OF LUMP-SUM PAYMENTS: If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3 1/2% or 5% assumed net investment rate for variable payments).

* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

TAXATION

I. INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:
- Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.
- Tax laws change. It is possible that a change in the future could affect contracts issued in the past.
- This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.
- We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information contact the Internal Revenue Service (IRS).

TAXATION OF GAINS PRIOR TO DISTRIBUTION. Generally no amounts accumulated under the contract will be taxable prior to the time of actual distribution.

However, the IRS has stated in published rulings that a variable contract owner, including participants under Tax Code section 403(b) plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

II. YOUR RETIREMENT PLAN

The tax rules applicable to retirement plans vary according to plan type, and terms and conditions of the plan. To understand what tax rules apply, you need to know the Tax Code section under which your plan qualifies. Contact your plan sponsor, local representative or the Company to learn which Tax Code section applies to your plan.

[SIDENOTE]

IN THIS SECTION

I.   INTRODUCTION

II.  YOUR RETIREMENT PLAN

III. WITHDRAWALS AND OTHER DISTRIBUTIONS
     -   Taxation of Distributions
     -   Taxation of Death
         Benefits
     -   10% Penalty Tax
     -   Withholding for Federal
         Income Tax Liability


IV.  REQUIRED MINIMUM DISTRIBUTIONS


V.   RULES SPECIFIC TO CERTAIN PLANS
     -   403(b) Plans
     -   401(a), 401(k) and
         403(b) Plans
     -   457(b) Plans

VI.  TAXATION OF THE COMPANY

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

PLAN TYPES. The contract is designed for use with retirement plans that qualify under Tax Code sections 401(a), 401(k), 403(b) or 457(b). The contract provides the investment options, payout options, and other features described in this prospectus, but does not provide tax benefits beyond those provided by the plan. You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(b) or 457(b) also generally defer payment of taxes on earnings until they are withdrawn. (See "Taxation of Distributions" later in this "Taxation" section for a discussion of how distributions under the various types of plans are taxed.) When an annuity contract is used to fund one of these tax-qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

THE CONTRACT AND RETIREMENT PLANS. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.

Because the plan is not part of the contract, we are not bound by any plan's terms or conditions.

ASSIGNMENT OR TRANSFER OF CONTRACTS. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

(1)  a plan participant as a means to provide benefit payments;
(2) an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
(3)  to the Company as collateral for a loan.

III. WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers and any death benefit.

We report the taxable portion of all distributions to the IRS.

TAXATION OF DISTRIBUTIONS

401(a), 401(k), 403(b) AND 457(b) PLANS. All distributions from 401(a), 401(k),
403(b) and 457(b) plans are taxed as received unless:

- A 401(a), 401(k), 403(b) or governmental 457(b) plan distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code, or
- You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

457(b) PLANS. All amounts received under a governmental 457(b) plan are includible in gross income when paid, and under non-governmental 457(b) plans when paid or otherwise made available to you or your designated beneficiary.

TAXATION OF DEATH BENEFITS

In general, payments received by your designated beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% PENALTY TAX


401(a), 401(k), 403(b) OR GOVERNMENTAL 457 PLANS. Under certain circumstances the Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a), 401(k) or 403(b) plan or from amounts distributed from a governmental 457(b) plan that are attributable to rollovers from a 401(a), 401(k), 403(a) or 403(b) plan unless certain exceptions, including one or more of the following have occurred:

(a)    You have attained age 59 1/2;

(b)    You have become disabled, as defined in the Tax Code;

(c)    You have died;

(d)    You have separated from service with the plan sponsor at or after age 55;

(e) The distribution amount is rolled over into another eligible plan or to an IRA in accordance with the terms of the Tax Code;

(f) The distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary, and you have had a separation from service with the plan sponsor; or

(g)    The distribution is made due to an IRS levy upon your account.

WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY

Any taxable distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

401(a), 401(k), 403(b) PLANS OR GOVERNMENTAL 457(b) PLANS. Generally, under these plans you or a designated beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.

NON-GOVERNMENTAL TAX EXEMPT 457(b) PLANS. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to designated beneficiaries.

NON-RESIDENT ALIENS. If you or a designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status. Section 1441 does not apply to participants in 457(b) plans sponsored by tax exempt, non-governmental employers.


IV. REQUIRED MINIMUM DISTRIBUTIONS

To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distributions imposed by the Tax Code. These rules may dictate one or more of the following:


-    Start date for distributions;

- The time period in which all amounts in your account(s) must be distributed; and/or

-    Distribution amounts.

START DATE. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless:

- You are a 5% owner, in which case such distributions must begin by April 1st of the calendar year following the calendar year in which you attain age 70 1/2; or

- Under 403(b) plans, if the Company maintains records of amounts held as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TIME PERIOD. We must pay out distributions from the contract over one of the following time periods:

-    Over your life or the joint lives of you and your designated beneficiary;
     or

- Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.


50% EXCISE TAX. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.


MINIMUM DISTRIBUTION OF DEATH BENEFIT PROCEEDS. Different distribution requirements apply if your death occurs:

-    After you begin receiving minimum distributions under the contract; or

-    Before you begin receiving such distributions.

- If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) and the regulations thereunder provides specific rules for calculating the minimum required distributions at your death.

Should you die before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2003, your entire balance must be distributed to the designated beneficiary by December 31, 2008. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in one of the following time-frames:

-    Over the life of the designated beneficiary; or

- Over a period not extending beyond the life expectancy of the designated beneficiary.

START DATES FOR SPOUSAL BENEFICIARIES. If the designated beneficiary is your spouse, the distribution must begin on or before the later of the following:

-    December 31 of the calendar year following the calendar year of your death;
     or

-    December 31 of the calendar year in which you would have attained age 70
     1/2.

V. RULES SPECIFIC TO CERTAIN PLANS

403(b) PLANS

Under Tax Code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Tax Code section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

In addition to being offered as an investment option under the contract, shares of certain of the funds:


AIM Mid Cap Core Equity Fund (Class A)
AllianceBernstein Growth & Income Fund (Class A)
American Balanced Fund(R) (Class R-3)
Ariel Appreciation Fund
Ariel Fund
Baron Asset Fund
Baron Growth Fund
EuroPacific Growth Fund(R) (Class R-3)
Evergreen Special Values Fund (Class A)
Fidelity(R) Advisor Mid Cap Fund (Class T)
Franklin Small-Mid Cap Growth Fund (Class A)
ING Financial Services Fund (Class A)
ING GNMA Income Fund (Class A)
ING Intermediate Bond Fund (Class A)
ING International Fund (Class Q)
ING International SmallCap Growth Fund (Class A)

ING LargeCap Growth Fund (Class A)
ING Real Estate Fund (Class A)
INVESCO Health Sciences Fund
  (Investor Class)
Legg Mason Value Trust, Inc.
  (Primary Class)
Lord Abbett Affiliated Fund (Class A)
Lord Abbett Mid-Cap Value Fund (Class A)
Lord Abbett Small-Cap Value Fund (Class A)
Massachusetts Investors Growth Stock Fund (Class A)
Mutual Discovery Fund (Class R)
New Perspective Fund(R) (Class R-3)
Oppenheimer Capital Appreciation Fund (Class A)
Oppenheimer Developing Markets Fund (Class A)
Oppenheimer Main Street Fund(R) (Class A)

Pax World Balanced Fund, Inc.
PIMCO NFJ Small-Cap Value Fund (Class A)
Pioneer High Yield Fund (Class A)
T. Rowe Price Mid-Cap Growth Fund (Class R)
T. Rowe Price Mid-Cap Value Fund (Class R)
Templeton Foreign Fund (Class A)
Templeton Growth Fund, Inc. (Class A)
The Growth Fund of America(R) (Class R-3)
The Income Fund of America(R) (Class R-3)
UBS U.S. Small Cap Growth Fund (Class A)
Washington Mutual Investors Fund(SM) (Class R-3)


are also offered for sale directly to the general public. In order to qualify for favorable tax treatment under Tax Code section 403(b), a contract must be considered an "annuity." In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an "annuity" for tax purposes under Tax Code section 403(b), notwithstanding that contract premiums are invested at the contract holder's direction in publicly available securities. This treatment will be available provided no additional federal tax liability would have been incurred if the contribution were paid into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedures 99-44 is unclear, and you should consider consulting with a tax adviser before electing to invest in a fund that is offered for sale to the general public.

401(a), 401(k) AND 403(b) PLANS

Tax Code sections 401(a), 401(k) and 403(b) permit certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contract to accumulate retirement savings under the plans.


EXCLUSIONS FROM GROSS INCOME. The Tax Code imposes a maximum limit on annual payments to your account(s) that may be excluded, which must be calculated in accordance with Tax Code Section 415. In order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer generally cannot exceed the lesser of 100% of your compensation or $41,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.


This limit applies to your contributions as well as to any contributions made by your employer on your behalf. Your own limits may be higher or lower depending upon certain conditions. In addition payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.


An additional limit specifically limits your salary reduction contributions to a 401(k) or 403(b) plan to generally no more than $13,000 in 2004. This limit is scheduled to increase as follows:

-    $14,000 in 2005;
-    $15,000 in 2006.

After 2006, contribution limits will be subject to indexing. Your own limit may be higher or lower, depending upon certain conditions.


CATCH-UP CONTRIBUTIONS. Notwithstanding the contribution limit provided for above, a participant in a 401(k) or 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a)  The amount provided for in Tax Code Section 414(v)(2)(B) as follows:

     $3,000 in 2004;
     $4,000 in 2005;
     $5,000 in 2006 and thereafter; or


(b) The participant's compensation for the year reduced by any other elective deferrals of the participant for the year.

Depending upon the type of plan, other catch-up provisions may be available. For advice on using the contribution catch-up provisions, please consult with your tax advisor.

RESTRICTIONS ON DISTRIBUTIONS. Subject to the terms of your 401(k) plan, distributions from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account, may only occur upon: retirement, death, attainment of age 59 1/2, disability, severance from employment, financial hardship and termination of the plan in certain circumstances. Such distributions remain subject to other applicable restrictions under the Tax Code.

Tax Code section 403(b)(11) restricts the distribution under Section 403(b) contracts of:

-    Salary reduction contributions made after December 31, 1988;
-    Earnings on those contributions; and
-    Earnings during such period on amounts held as of December 31, 1988.

Distribution of those amounts may only occur upon your death, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship. Such distributions remain subject to other applicable restrictions under the Tax Code.

TRANSFERS FROM 403(b)(7) CUSTODIAL ACCOUNTS. If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the contracts, amounts transferred from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

457(b) PLANS

457(b) PLAN. A 457(b) plan is subject to restrictions on contributions and distributions.

TRUST REQUIREMENT. 457(b) plans maintained by state or local governments, their political subdivisions, agencies, instrumentalities and certain affiliates are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, custodial accounts and annuity contracts are treated as trusts.

457(b) PLANS OF NON-GOVERNMENTAL EMPLOYERS. Under 457(b) plans maintained by non-governmental, tax-exempt employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer's general creditors, until paid or made available to you or your designated beneficiary. In addition, participation in a 457(b) plan maintained by a non-governmental, tax-exempt employer is generally limited to highly compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations).

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CONTRIBUTIONS TO A 457(b) PLAN EXCLUDED FROM GROSS INCOME. In order to be excludible from gross income for federal income tax purposes, total annual contributions made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of the dollar amount limit set forth below, or 100% of your includible compensation. Includible compensation means your compensation from the employer sponsoring the plan, including deferrals to the employer's Tax Code section 457, 401(k), 403(b) and 125 cafeteria plans.

The annual dollar amount limits are as follows:


-    $13,000 in 2004;
-    $14,000 in 2005;
-    $15,000 in 2006 and thereafter.


After 2006, the annual dollar limits will be subject to indexing.


CATCH-UP CONTRIBUTIONS. Notwithstanding the contribution limit provided for above, a participant in a 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a)  The amount provided for in Tax Code Section 414(v)(2)(B) as follows:

-    $3,000 in 2004;
-    $4,000 in 2005;
-    $5,000 in 2006 and thereafter; or


(b) The participant's compensation for the year reduced by any other elective deferrals of the participant for the year.

An additional catch-up provision may be available. For advice on using the contribution catch-up provisions, please consult with your tax adviser.

RESTRICTIONS ON DISTRIBUTIONS. Under a 457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70 1/2; (2) when you experience a severance from employment with your employer; or (3) when you experience an unforeseeable emergency. A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

VI. TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

                                       41
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OTHER TOPICS

THE COMPANY

ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

                 151 Farmington Avenue
                 Hartford, Connecticut 06156

VARIABLE ANNUITY ACCOUNT C

We established Variable Annuity Account C (the "separate account") under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

-    Standardized average annual total returns; and
-    Non-standardized average annual total returns.


We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained


We include all recurring charges during each period (e.g., annual maintenance fees, daily asset charges, subaccount administrative adjustment charges (if any), transferred asset benefit charge (if applicable), and any applicable early withdrawal charges).

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NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. If we reflected this charge in the calculation, it would decrease the level of performance reflected by the calculation. Non-standardized returns may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date the fund was added to the separate account.


VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b) or 401 plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

- During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
- During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT DISTRIBUTION

The Company's subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or other broker-dealers which have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as "distributors."

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

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

Broker-dealers which have or may enter into selling agreements with ING Financial Advisers, LLC include the following broker-dealers which are affiliated with the Company:


Baring Investment Services, Inc.
Compulife Investor Services, Inc.
Directed Services, Inc.
Financial Network Investment Corporation
Granite Investment Services, Inc.
Guaranty Brokerage Services, Inc.
ING America Equities, Inc.
ING Barings Corp.
ING Direct Funds Limited
ING DIRECT Securities, Inc.
ING Financial Advisers, LLC
ING Financial Partners, Inc.
ING Funds Distributor, Inc.
ING Furman Selz Financial Services LLC
ING TT&S (U.S.) Securities, Inc.
Multi-Financial Securities Corporation
PrimeVest Financial Services, Inc.
Systematized Benefits Administrators, Inc.


COMMISSION PAYMENTS. Sales representatives install and service contracts, provide product explanations, and periodically review participants' retirement needs as well as the investment options available under the contract. To permit these sales representatives to balance the needs of their clients with their own business operations, the Company provides them with a range of commission options to choose from.


Persons who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets and recurring payments made during the first year of the contract or participant account range from 0% to 3%. After the first year of the contract or participant account, renewal commissions ranging from 0% to 2% may be paid on recurring payments. In addition, the Company may pay an asset based commission ranging up to 0.50%. The average of all commissions and asset-based service fees paid is estimated to equal approximately 3% of the total payments made over the life of an average contract. These payments are not additional fees to the contract holder. They are paid by the Company through the separate account charges and other revenue from the contract. The level of commission paid on a particular contract may affect the level of charges under the contract, including the daily asset charge and the applicability of an early withdrawal schedule. For more information, see the "Offering and Purchase of Contracts" section of the SAI.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Any such compensation will be paid in accordance with NASD rules. Supervisory and other management personnel of the Company may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.


We may pay wholesaling fees to certain distributors that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Sales management personnel may also receive compensation that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Distributors may be also reimbursed for certain expenses.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

THIRD PARTY COMPENSATION ARRANGEMENTS.  Occasionally:
- Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or
- The Company may enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

CONTRACT MODIFICATION

We may change the contract as required by federal or state law by notifying the contract holder at least 30 calendar days before the change becomes effective. In addition, the contract may be changed at any time, except for a reduction in the minimum guaranteed interest rate for the Fixed Plus Account II, by written mutual agreement between the contract holder and the Company. We may, upon 60 days' written notice to the contract holder, make unilateral changes to certain provisions of the contracts that would apply only to individuals who became participants under the contract after the effective date of such changes. If a contract holder indicates that it does not agree to a change by providing notice to us that we receive at least 30 calendar days before the date the change becomes effective, we reserve the right to refuse to establish new accounts under the contract and to discontinue accepting payments to existing accounts.

In addition, we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Any such change will not take effect until at least twelve months after the contract effective date or until at least twelve months after any previous change. Such a change would not apply to accounts established before the date the change becomes effective.

LEGAL MATTERS AND PROCEEDINGS


We are not aware of any pending legal proceedings which involve the separate account as a party.


We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.


ING Financial Advisers, LLC, the principal underwriter and distributor of the contract (the "distributor"), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Suits against the distributor sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. In a number of pending cases, claims have been made that a former registered representative of the distributor converted client funds to the representatives' personal use. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.


PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

(a) On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings), or when trading on the Exchange is restricted;

(b) When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount's assets; or

(c) During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

TRANSFER OF OWNERSHIP; ASSIGNMENT

An assignment of a contract will only be binding on us if it is made in writing and sent to us at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

TRADING--INDUSTRY DEVELOPMENTS

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

ACCOUNT TERMINATION

Where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $10,000, this value is not due to negative investment performance, and no purchase payments have been received within the previous twelve months. We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.

INTENT TO CONFIRM QUARTERLY

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

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

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:


General Information and History
Variable Annuity Account C
Offering and Purchase of Contracts
Income Phase Payments
Sales Material and Advertising
Independent Auditors
Financial Statements of the Separate Account - Variable Annuity Account C Financial Statements of ING Life Insurance and Annuity Company


You may request an SAI by calling the Company at the number listed in "Contract Overview - Questions: Contacting the Company."

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                                   APPENDIX I
                              FIXED PLUS ACCOUNT II

The Fixed Plus Account II is an investment option available during the accumulation phase.

Amounts allocated to the Fixed Plus Account II are held in the Company's general account which supports insurance and annuity obligations.

     Additional information about this option may be found in the contract.

GENERAL DISCLOSURE. Interests in the Fixed Plus Account II have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account II may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account II has not been reviewed by the SEC.


CERTAIN RESTRICTIONS. We reserve the right to limit investment in or transfers to the Fixed Plus Account II. If we waive these transfer limits, we reserve the right to reinstate these limits without notice. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account II transfer or withdrawal in the prior 12-month period. Under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account II for a period of up to six months or as provided by federal law.


INTEREST RATES. The Fixed Plus Account II guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus Account II will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account II will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality, expense and administrative risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. In the event that the transferred asset benefit option has been selected, the credited interest rate will be reduced in an amount not to exceed 0.50%, for a period not to exceed 7 years. We assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

REQUESTS FOR PARTIAL WITHDRAWALS. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account II value as a partial withdrawal in each twelve (12) month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at our Home Office. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account II withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

WAIVER OF PARTIAL WITHDRAWAL LIMITS. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option. We also waive the 20% limit for withdrawals due to your death before income phase payments begin. The waiver upon death may only be exercised once and must occur within six months after your date of death.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

REQUESTS FOR FULL WITHDRAWALS. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account II, with interest, in five annual payments equal to:

One-fifth of the Fixed Plus Account II value on the day the request is received in good order, reduced by any Fixed Plus Account II withdrawals, transfers or amounts used to fund income phase payments or loans made during the prior 12 months;

-    One-fourth of the remaining Fixed Plus Account II value 12 months later;
-    One-third of the remaining Fixed Plus Account II value 12 months later;
-    One-half of the remaining Fixed Plus Account II value 12 months later; and
-    The balance of the Fixed Plus Account II value 12 months later.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account II. A full withdrawal may be canceled at any time before the end of the five-payment period. No early withdrawal charges apply to full withdrawals from the Fixed Plus Account II.

WAIVER OF FULL WITHDRAWAL PROVISIONS. We will waive the Fixed Plus Account II five-installment payout for full withdrawals made due to one or more of the following:

(a) Due to your death during the accumulation phase if the amount is paid within six months of your death; or
(b) Due to the election of a lifetime income phase payment option or a nonlifetime income phase payment option on a fixed basis; or
(c) When the Fixed Plus Account II value is $2,000 or less (or, if applicable, as otherwise allowed by the plan for a lump-sum cash-out without participant consent) and no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months.
(d) Due to financial hardship (or unforeseeable emergency) as defined by the Tax Code and regulations thereunder, if all of the following conditions are met:

     -    If applicable, the hardship is certified by the employer;
     -    The amount is paid directly to you; and

     - The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contract during that same period.

(e) Due to your separation from service with the employer, provided that all the following apply:

     - The withdrawal is due to your separation from service with your employer. Although the Tax Code permits distributions upon a participant's severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account II full withdrawal provision unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance;
     -    Separation from service is documented in a form acceptable to us;
     -    The amount withdrawn is paid directly to you; and
     - The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

(f) Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

CHARGES. We do not make deductions from amounts in the Fixed Plus Account II to cover mortality, expense or administrative risks. We consider these risks when determining the credited rate.

TRANSFERS. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account II in each rolling 12-month period. We determine the amount eligible for transfer on the day we receive a transfer request in good order at our Home Office. We will reduce amounts allowed for transfer by any Fixed Plus Account II withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account II is $2,000. We may also waive the percentage limit on transfers depending upon the investment options selected by the contract holder.

If you transfer 20% of your account value held in the Fixed Plus Account II in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account II during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account II value under any systematic distribution option.

CONTRACT LOANS. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account II. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account II values are used for a loan.

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                                   APPENDIX II
                         GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase. This appendix is only a summary of certain facts about the Guaranteed Accumulation Account. Please read the Guaranteed Accumulation Account prospectus before investing in this option.

IN GENERAL. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your local representative or the Company to learn:

- The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain that you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.
- The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

DEPOSIT PERIODS. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

FEES AND OTHER DEDUCTIONS.

If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:

- Market Value Adjustment (MVA)--as described in this appendix and in the Guaranteed Accumulation Account prospectus;
-    Tax Penalties and/or Tax withholding--See "Taxation";
-    Early Withdrawal Charge--See "Fees"; and/or
-    Maintenance Fee--See "Fees".

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

MARKET VALUE ADJUSTMENT (MVA). If you withdraw or transfer your account value from the Guaranteed Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

- If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account.
- If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Under some contracts issued in New York, if you have elected ECO as described in "Systematic Distribution Options," no MVA applies to amounts withdrawn from the Guaranteed Accumulation Account.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in the Guaranteed Accumulation Account in order to earn the interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your local representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

-    short-term--three years or less; and
-    long-term--ten years or less, but greater than three years.

At the end of a guaranteed term, the contract holder or you if permitted may:

-    transfer dollars to a new guaranteed term;
-    transfer dollars to other available investment options; or
-    withdraw dollars.

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

INCOME PHASE. The Guaranteed Accumulation Account cannot be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

LOANS. You cannot take a loan from your account value in the Guaranteed Accumulation Account. However, we include your account value in the Guaranteed Accumulation Account when determining the amount of your account value we may distribute as a loan.

REINSTATING AMOUNTS WITHDRAWN FROM THE GUARANTEED ACCUMULATION ACCOUNT. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinstated in the Guaranteed Accumulation Account, we will apply the reinstated amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinstatement will apply. Amounts will be reinstated proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

                                  APPENDIX III
                  PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT
                            UNDER AN ANNUITY CONTRACT

    FOR PLANS UNDER SECTIONS 403(b), 401(a)/(k) OF THE CODE (EXCEPT VOLUNTARY
                              SECTION 403(b) PLANS)

The employer has adopted a plan under Internal Revenue Code Sections 403(b), 401(a)/(k) ("Plan") and has purchased an ING Life Insurance and Annuity Company ("Company") group variable annuity contract ("Contract") as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an Employee Account, and by the employer to an Employer Account.

By electing to participate in the employer's Plan, the participant voluntarily appoints the employer, who is the Contract Holder, as the participant's agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:

- The participant owns the value of his/her Employee Account subject to the restrictions of Sections 403(b), 401(a)/(k) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Sections 403(b), 401(a)/(k), the participant has ownership in the value of his/her Employer Account.

- The Company will process transactions only with the employer's written direction to the Company. The participant will be bound by the employer's interpretation of the Plan provisions and its written direction to the Company.

- The employer may permit the participant to make investment selections under the Employee Account and/or the Employer Account directly with the Company under the terms of the Contract. Without the employer's written permission, the participant will be unable to make any investment selections under the Contract.

- On behalf of the participant, the employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner.

- In the event of the participant's death, the employer is the named Beneficiary under the terms of the Contract. The participant has the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with the employer. It is the employer's responsibility to direct the Company to properly pay any death benefits.

                                   APPENDIX IV
                                FUND DESCRIPTIONS


THE INVESTMENT RESULTS OF THE MUTUAL FUNDS (FUNDS) ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES, AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. PLEASE REFER TO THE FUND PROSPECTUSES FOR THIS AND ADDITIONAL INFORMATION. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940. FUND PROSPECTUSES MAY BE OBTAINED FREE OF CHARGE FROM OUR HOME OFFICE AT THE ADDRESS AND TELEPHONE NUMBER LISTED IN "CONTRACT OVERVIEW - QUESTIONS: CONTACTING THE COMPANY," BY ACCESSING THE SEC'S WEB SITE OR BY CONTACTING THE SEC PUBLIC REFERENCE ROOM.


CERTAIN FUNDS OFFERED UNDER THE CONTRACTS HAVE INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO OTHER FUNDS MANAGED BY THE FUND'S INVESTMENT ADVISER. THE INVESTMENT RESULTS OF A FUND MAY BE HIGHER OR LOWER THAN THOSE OF OTHER FUNDS MANAGED BY THE SAME ADVISER. THERE IS NO ASSURANCE AND NO REPRESENTATION IS MADE THAT THE INVESTMENT RESULTS OF ANY FUND WILL BE COMPARABLE TO THOSE OF ANOTHER FUND MANAGED BY THE SAME INVESTMENT ADVISER.


                                           INVESTMENT ADVISER/        INVESTMENT OBJECTIVE(S)/SUMMARY OF PRINCIPAL
FUND NAME                                  SUBADVISER                 INVESTMENT STRATEGIES
--------------------------------------------------------------------------------------------------------------------
AIM GROWTH SERIES - AIM MID CAP CORE       A I M Advisors, Inc.       Seeks to provide long-term growth of capital.
  EQUITY FUND                                                         Seeks to meet its objective by investing,
(CLASS A SHARES)                                                      normally, at least 80% of its assets in equity
                                                                      securities, including convertible securities,
                                                                      of mid-capitalization companies. May invest up
                                                                      to 25% of total assets in foreign securities.

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND   Alliance Capital           Seeks appreciation through investments
(CLASS A SHARES)                           Management L.P.            primarily dividend-paying common stocks of
                                                                      good quality. May also invest in fixed-income
                                                                      securities and convertible securities. May
                                                                      also try to realize income by writing covered
                                                                      call options listed on domestic securities
                                                                      exchanges.

AMERICAN BALANCED FUND(R)                  Capital Research and       Seeks conservation of capital, current income
(CLASS R-3)                                Management Company         and long-term growth of capital and income.
                                                                      Invests in a broad range of securities,
                                                                      including stocks and bonds (rated Baa or BBB
                                                                      or better by Moody's Investors Service, Inc.,
                                                                      or Standard & Poor's Corporation, or unrated
                                                                      but determined to be of equivalent quality).
                                                                      Normally, maintains at least 50% of the value
                                                                      of its assets in common stocks and at least
                                                                      25% of the value of its assets in debt
                                                                      securities including money market instruments.

ARIEL INVESTMENT TRUST - ARIEL             Ariel Capital              Seeks long-term capital appreciation. Invests
  APPRECIATION FUND                        Management, LLC            primarily in stocks of medium-sized companies
                                                                      with market capitalizations generally between
                                                                      $2.5 billion and $20 billion at the time of
                                                                      initial purchase. Seeks to invest in stocks
                                                                      that are currently undervalued, but have
                                                                      demonstrated a potential for growth.

ARIEL INVESTMENT TRUST - ARIEL FUND        Ariel Capital              Seeks long-term capital appreciation. Invests
                                           Management, LLC            primarily in stocks of smaller companies with
                                                                      market capitalizations generally between $500
                                                                      million and $2.5 billion at the time of
                                                                      initial purchase. Seeks to invest in stocks
                                                                      that are currently undervalued, but have
                                                                      demonstrated a potential for growth.

BARON ASSET FUND                           BAMCO, Inc.                Seeks capital appreciation through long-term
                                                                      investments in securities of small and medium
                                                                      sized companies with undervalued assets or
                                                                      favorable growth prospects.  Invests primarily
                                                                      in small and medium sized growth companies
                                                                      with market capitalizations at the time of
                                                                      investment of under $8 billion.

BARON GROWTH FUND                          BAMCO, Inc.                Seeks capital appreciation through long-term
                                                                      investments primarily in the securities of
                                                                      small growth companies. Invests primarily in
                                                                      small sized companies with market values under
                                                                      $2.5 billion.

EUROPACIFIC GROWTH FUND(R)                 Capital Research and       Seeks to provide long-term growth of capital
(CLASS R-3)                                Management Company         by investing in companies based outside the
                                                                      U. S.  Normally, invests at least 80% of its
                                                                      assets in securities of issuers located in
                                                                      Europe and the Pacific Basin.  Also may hold
                                                                      cash or money market instruments.

EVERGREEN SPECIAL VALUES FUND              Evergreen Investment       Seeks to produce growth of capital. Invests
(CLASS A SHARES)                           Management Company, LLC    primarily in common stocks of small U.S.
                                                                      companies. Under normal market conditions,
                                                                      invests at least 80% of assets in common
                                                                      stocks of small U.S. companies (i.e.,
                                                                      companies whose market capitalizations fall
                                                                      within the range tracked by the Russell 2000(R)
                                                                      Value Index, at the time of purchase).

FIDELITY(R) ADVISOR MID CAP FUND           Fidelity Management and    Seeks long-term growth of capital. Normally
(CLASS T)                                  Research Company           invests at least 80% of fund assets in
                                                                      securities of companies with medium market
                                                                      capitalizations. The fund's investment adviser
                                                                      generally defines medium market capitalization
                                                                      companies as those whose market capitalization
                                                                      is similar to the companies in the Russell
                                                                      Midcap(R) Index or the S&P(R) MidCap 400.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -  Fidelity Management &      Seeks long-term capital appreciation. Normally
  FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO  Research Company           invests primarily in common stocks of
(INITIAL CLASS)                                                       companies whose value the Portfolio's
                                           Subadvisers: Fidelity      investment adviser believes is not fully
                                           Management & Research      recognized by the public.
                                           (U.K.) Inc.; Fidelity
                                           Management & Research
                                           (Far East) Inc.;
                                           Fidelity Investments
                                           Japan Limited; FMR Co.,
                                           Inc.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -  Fidelity Management &      Seeks reasonable income. Also considers the
  FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO  Research Company           potential for capital appreciation. Seeks to
(INITIAL CLASS)                                                       achieve a yield which exceeds the composite
                                           Subadviser: FMR Co., Inc.  yield on the securities comprising the
                                                                      Standard & Poor's 500(SM) Index. Normally
                                                                      invests at least 80% of total assets in
                                                                      income-producing equity securities (which
                                                                      tends to lead to investments in large cap
                                                                      "value" stocks).

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -  Fidelity Management &      Seeks to achieve capital appreciation.
  FIDELITY(R) VIP GROWTH PORTFOLIO         Research Company           Normally invests primarily in common stocks of
(INITIAL CLASS)                                                       companies the investment adviser believes have
                                           Subadviser: FMR Co., Inc.  above-average growth potential (often called
                                                                      "growth" stocks).

FRANKLIN TEMPLETON VARIABLE INSURANCE      Franklin Advisory          A NONDIVERSIFIED fund that seeks long-term
  PRODUCTS TRUST - FRANKLIN SMALL CAP      Services, LLC              total return. Normally invest at least 80% of
  VALUE SECURITIES FUND                                               net assets in investments of small
(CLASS 2 SHARES)                                                      capitalization companies that have market
                                                                      capitalization values not exceeding $2.5
                                                                      billion, at the time of purchase. Invests in
                                                                      small companies that the fund's manager
                                                                      believes are undervalued.

FRANKLIN STRATEGIC SERIES - FRANKLIN       Franklin Advisers, Inc.    Seeks long-term capital growth. Under normal
  SMALL-MID CAP GROWTH FUND                                           market conditions, invests at least 80% of net
(CLASS A SHARES)                                                      assets in the equity securities of small cap
                                                                      and mid cap companies. The Fund considers mid
                                                                      cap companies to be companies with market
                                                                      capitalizations not exceeding $8.5 billion,
                                                                      and small cap companies to be companies with
                                                                      market capitalizations not exceeding (i) $1.5
                                                                      billion or (ii) the highest market
                                                                      capitalization in the Russell 2000 Index,
                                                                      whichever is greater, at the time of purchase.

ING PARTNERS, INC. - ING ALGER             ING Life Insurance and     Seeks long-term capital appreciation. Invests
  AGGRESSIVE GROWTH PORTFOLIO              Annuity Company            primarily (at least 65% of total assets) in
(SERVICE CLASS)                                                       the equity securities of companies having a
                                           Subadviser: Fred Alger     market capitalization within the range of
                                           Management, Inc.           companies in the Russell MidCap Growth Index
                                                                      or the S&P Mid Cap 400 Index.

ING PARTNERS, INC. - ING AMERICAN          ING Life Insurance and     Seeks long-term growth of capital; income is a
  CENTURY SMALL CAP VALUE PORTFOLIO        Annuity Company            secondary objective. Invests primarily (at
(SERVICE CLASS)                                                       least 80% of net assets under normal
                                           Subadviser: American       circumstances) in U.S. equity securities of
                                           Century Investment         small cap companies. The Portfolio's
                                           Management, Inc.           subadviser considers small cap companies to
                                                                      include those with a market capitalization no
                                                                      larger than that of the largest company in the
                                                                      S&P Small Cap 600 Index or the Russell 2000
                                                                      Index.

ING PARTNERS, INC. - ING BARON SMALL CAP   ING Life Insurance and     Seeks capital appreciation. Invests primarily
  GROWTH PORTFOLIO                         Annuity Company            (at least 80% of total assets under normal
(SERVICE CLASS)                                                       circumstances) in securities of smaller
                                           Subadviser: BAMCO, Inc.    companies with market values under $2.5
                                                                      billion as measured at the time of purchase.

ING EQUITY TRUST - ING FINANCIAL           ING Investments, LLC       Seeks long-term capital appreciation. Invests,
  SERVICES FUND                                                       under normal market conditions, at least 80%
(CLASS A SHARES)                           Subadviser: Aeltus         of its assets in equity securities and equity
                                           Investment Management,     equivalent securities of companies principally
                                           Inc.                       engaged in financial services. May invest the
                                                                      remaining 20% of its assets in equity or debt
                                                                      securities of financial services companies or
                                                                      companies that are not financial services
                                                                      companies, and in money market instruments.

ING FUNDS TRUST - ING GNMA INCOME FUND     ING Investments, LLC       Seeks a high level of current income,
(CLASS A SHARES)                                                      consistent with liquidity and safety of
                                           Subadviser: Aeltus         principal, through investment primarily in
                                           Investment Management,     Government National Mortgage Association
                                           Inc.                       (GNMA) mortgage-backed securities (also known
                                                                      as GNMA Certificates) that are guaranteed as
                                                                      to the timely payment of principal and
                                                                      interest by the U.S. Government. Under normal
                                                                      conditions, will invest at least 80% of the
                                                                      value of its total assets in GNMA Certificates.

ING FUNDS TRUST - ING INTERMEDIATE BOND    ING Investments, LLC       Seeks to provide investors with a high level of
  FUND                                                                current income, consistent with the preservation
(CLASS A SHARES)                           Subadviser: Aeltus         of capital and liquidity. Under normal market
                                           Investment Management,     conditions, will operate as a diversified fund and
                                           Inc.                       invest at least 80% of its assets in a portfolio
                                                                      of bonds, which, at the time of investment,
                                                                      are rated investment grade (for example, rated
                                                                      at least BBB by Standard & Poor's Rating Group
                                                                      or Baa by Moody's Investors Service, Inc.) or
                                                                      have an equivalent rating by a nationally
                                                                      recognized statistical rating organization, or
                                                                      of comparable quality if unrated.

ING MUTUAL FUNDS - ING INTERNATIONAL FUND  ING Investments, LLC       Seeks long-term growth of capital through
(CLASS Q SHARES)                                                      investment in equity securities and equity
                                           Subadviser: Aeltus         equivalents of companies outside of the U.S. Under
                                           Investment Management,     normal conditions, invests at least 65% of net
                                           Inc.                       assets in equity securities of issuers located in
                                                                      countries outside of the U.S. Invests
                                                                      primarily in companies with a large market
                                                                      capitalization, but may also invest in mid-
                                                                      and small-sized companies. Generally invests
                                                                      at least 75% of total assets in common and
                                                                      preferred stocks, warrants and convertible
                                                                      securities. Also may invest up to 35% of its
                                                                      assets in securities of U.S. issuers,
                                                                      including investment-grade debt securities.

ING MUTUAL FUNDS - ING INTERNATIONAL       ING Investments, LLC       Seeks maximum long-term capital appreciation.
  SMALLCAP GROWTH FUND                                                Under normal conditions, invests at least 80% of
(CLASS A SHARES)                           Subadviser:                its assets in securities of small companies. At
                                           Nicholas-Applegate         least 65% of the Fund's assets will normally be
                                           Capital Management         invested in companies located outside the U.S. May
                                                                      invest up to 35% of its assets in U.S. issuers.
                                                                      Invests primarily in smaller-capitalized companies
                                                                      (small cap stocks) located worldwide. Normally
                                                                      invests at least 75% of its total assets in common
                                                                      and preferred stocks, warrants and convertible
                                                                      securities.
ING PARTNERS, INC. - ING JPMORGAN          ING Life Insurance and     Seeks long-term growth of capital. Invests
  FLEMING INTERNATIONAL PORTFOLIO          Annuity Company            primarily (at least 65% of total assets) in the
(SERVICE CLASS)                                                       equity securities of foreign companies that the
                                           Subadviser: J.P. Morgan    subadviser believes have high growth potential.
                                           Fleming Asset Management   Will normally invest in a number of issuers in
                                           (London) Ltd.              several countries other than the U.S. and will
                                                                      invest in securities in both developed and
                                                                      developing markets.

ING PARTNERS, INC. - ING JPMORGAN MID      ING Life Insurance and     Seeks growth from capital appreciation. A
  CAP VALUE PORTFOLIO                      Annuity Company            NONDIVERSIFIED Portfolio that invests primarily
(SERVICE CLASS)                                                       (at least 80% of net assets under normal
                                           Subadviser: J.P. Morgan    circumstances) in a broad portfolio of common
                                           Investment Management      stocks of companies with market capitalizations of
                                           Inc.                       $1 billion to $20 billion at the time of purchase
                                                                      that the subadviser believes to be undervalued.

ING EQUITY TRUST - ING LARGECAP GROWTH     ING Investments, LLC       Seeks long-term capital appreciation. Normally
  FUND                                                                invests at least 80% of its assets in equity
(CLASS A SHARES)                           Subadviser: Wellington     securities of large U.S. companies. May invest up
                                           Management Company, LLP    to 20% of its total assets in securities of
                                                                      foreign issuers and non-dollar securities.

ING INVESTORS TRUST - ING MFS TOTAL        Directed Services, Inc.    Seeks above-average income (compared to a
  RETURN                                                              portfolio entirely invested in equity securities)
(CLASS S)                                  Subadviser:                consistent with the prudent employment of capital.
                                           Massachusetts Financial    Secondarily seeks reasonable opportunity for
                                           Services Company           growth of capital and income. Invests in a
                                                                      combination of equity and fixed income securities.

ING PARTNERS, INC. - ING PIMCO TOTAL       ING Life Insurance and     Seeks maximum total return, consistent with
  RETURN PORTFOLIO                         Annuity Company            capital preservation and prudent investment
(SERVICE CLASS)                                                       management. Invests under normal circumstances at
                                           Subadviser: Pacific        least 65% of net assets plus borrowings for
                                           Investment Management      investment purposes in a diversified portfolio of
                                           Company LLC                fixed income instruments of varying maturities.
                                                                      Invests primarily in investment grade debt
                                                                      securities, but may invest up to 10% of its
                                                                      assets in high yield securities ("junk bonds")
                                                                      rated B or higher by Moody's or S&P, or, if
                                                                      unrated, determined by the subadviser to be of
                                                                      comparable quality.

ING EQUITY TRUST - ING REAL ESTATE FUND    ING Investments, LLC       Seeks total return. Under normal market
(CLASS A SHARES)                                                      conditions, invests at least 80% of its assets in
                                           Subadviser: Clarion CRA    common and preferred stocks of U.S. real estate
                                           Securities, L.P.           investment trusts (REITs) and real estate
                                                                      companies.

ING PARTNERS, INC. - ING SALOMON           ING Life Insurance and     Seeks long-term growth of capital. Invests
  BROTHERS AGGRESSIVE GROWTH PORTFOLIO     Annuity Company            primarily (at least 80% of net assets under normal
(SERVICE CLASS)                                                       circumstances) in common stocks and related
                                           Subadviser: Salomon        securities, such as preferred stock,  convertible
                                           Brothers Asset             securities and depositary receipts, of emerging
                                           Management Inc             growth companies.

ING PARTNERS, INC. - ING SALOMON           ING Life Insurance and     Seeks capital appreciation. A NONDIVERSIFIED
  BROTHERS FUNDAMENTAL VALUE PORTFOLIO     Annuity Company            Portfolio that invests primarily in common stocks
(SERVICE CLASS)                                                       and common stock equivalents, such as preferred
                                           Subadviser: Salomon        stocks and securities convertible in common
                                           Brothers Asset             stocks, of companies the subadviser believes are
                                           Management Inc             undervalued in the marketplace. May invest in
                                                                      investment grade fixed-income securities and
                                                                      may invest up to 20% of net assets in
                                                                      non-convertible debt securities rated below
                                                                      investment grade or, if unrated, are of
                                                                      equivalent quality as determined by the
                                                                      subadviser. May also invest up to 20% of
                                                                      assets in securities of foreign issuers.

ING INVESTORS TRUST - ING T. ROWE PRICE    Directed Services, Inc.    Seeks substantial dividend income as well as
  EQUITY INCOME PORTFOLIO                                             long-term growth of capital. Normally invests at
(CLASS S)                                  Subadviser: T. Rowe        least 80% of its assets in common stocks, with 65%
                                           Price Associates, Inc.     in the common stocks of well-established companies
                                                                      paying above-average dividends. May also
                                                                      invest in convertible securities, warrants and
                                                                      preferred stocks, foreign securities, debt
                                                                      securities including high-yield debt
                                                                      securities and future and options.

ING PARTNERS, INC. - ING T. ROWE PRICE     ING Life Insurance and     Seeks long-term capital growth, and secondarily,
  GROWTH EQUITY PORTFOLIO                  Annuity Company            increasing dividend income. Invests primarily (at
(SERVICE CLASS)                                                       least 80% of net assets under normal
                                           Subadviser: T. Rowe        circumstances) in common stocks. Concentrates its
                                           Price Associates, Inc.     investments in growth companies. Investments in
                                                                      foreign securities are limited to 30% of total
                                                                      assets.

ING PARTNERS, INC. - ING VAN KAMPEN        ING Life Insurance and     Seeks capital growth and income. Invests in a
  COMSTOCK PORTFOLIO                       Annuity Company            portfolio of equity securities, including common
(SERVICE CLASS)                                                       stocks, preferred stocks and securities
                                           Subadviser: Van Kampen     convertible into common and preferred stocks.

ING VP BALANCED PORTFOLIO, INC.            ING Investments, LLC       Seeks to maximize investment return, consistent
(CLASS I SHARES)                                                      with reasonable safety of principal, by investing
                                           Subadviser: Aeltus         in a diversified portfolio of one or more of the
                                           Investment Management,     following asset classes: stocks, bonds and cash
                                           Inc.                       equivalents, based on the judgment of the
                                                                      Portfolio's management, of which of those
                                                                      sectors or mix thereof offers the best
                                                                      investment prospects. Typically maintains
                                                                      approximately 60% of total assets in equities
                                                                      and approximately 40% of total assets in debt
                                                                      (including money market instruments). The
                                                                      Portfolio may invest up to 15% of total assets
                                                                      in high-yield instruments.

ING VP BOND PORTFOLIO                      ING Investments, LLC       Seeks to maximize total return as is consistent
(CLASS I SHARES)                                                      with reasonable risk, through investment in a
                                           Subadviser: Aeltus         diversified portfolio consisting of
                                           Investment Management,     investment-grade corporate bonds, and debt
                                           Inc.                       securities issued or guaranteed by the U.S.
                                                                      Government, its agencies or instrumentalities.
                                                                      Under normal market conditions, invests at
                                                                      least 80% of assets in high-grade corporate
                                                                      bonds, mortgage-related and other asset-backed
                                                                      securities, and securities issued or
                                                                      guaranteed by the U.S. Government, its
                                                                      agencies or instrumentalities. May also invest
                                                                      up to 15% of total assets in high-yield
                                                                      instruments and up to 25% of total assets in
                                                                      foreign debt securities.

ING VARIABLE PORTFOLIOS, INC. - ING VP     ING Investments, LLC       Seeks long-term capital appreciation. Normally
  GLOBAL SCIENCE AND TECHNOLOGY                                       invests at least 80% of net assets in equity
  PORTFOLIO (formerly ING VP Technology    Subadviser: BlackRock      securities issued by science and technology
  Portfolio)                               Advisors, Inc.             companies in all market capitalization ranges.
(CLASS I SHARES)                                                      Will invest primarily in equity securities of U.S.
                                                                      and non-U.S. companies selected for their rapid
                                                                      and sustainable growth potential from the
                                                                      development, advancement and use of science and/or
                                                                      technology. May invest up to 25% of its net assets
                                                                      in stocks of issuers in emerging market countries.

ING VARIABLE PORTFOLIOS, INC. - ING VP     ING Investments, LLC       Seeks to outperform the total return performance
  INDEX PLUS LARGECAP PORTFOLIO                                       of the Standard & Poor's 500 Composite Stock Price
(CLASS I SHARES)                           Subadviser: Aeltus         Index (S&P 500 Index), while maintaining a market
                                           Investment Management,     level of risk. Invests at least 80% of assets in
                                           Inc.                       stocks included in the S&P 500 Index. The
                                                                      subadviser's objective is to overweight those
                                                                      stocks in the S&P 500 Index that it believes
                                                                      will outperform the index and underweight or
                                                                      avoid those stocks that it believes will
                                                                      underperform the index.

ING VARIABLE PORTFOLIOS, INC. - ING VP     ING Investments, LLC       Seeks to outperform the total return performance
  INDEX PLUS MIDCAP PORTFOLIO                                         of the Standard & Poor's MidCap 400 Index (S&P
(CLASS I SHARES)                           Subadviser: Aeltus         MidCap 400 Index), while maintaining a market
                                           Investment Management,     level of risk. Invests at least 80% of assets in
                                           Inc.                       stocks included in the S&P MidCap 400 Index. The
                                                                      subadviser's objective is to overweight those
                                                                      stocks in the S&P MidCap 400 Index that it
                                                                      believes will outperform the index and
                                                                      underweight or avoid those stocks that it
                                                                      believes will underperform the index.

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
ING VARIABLE PORTFOLIOS, INC. - ING VP     ING Investments, LLC       Seeks to outperform the total return performance
  INDEX PLUS SMALLCAP PORTFOLIO                                       of the Standard and Poor's SmallCap 600 Index
(CLASS I SHARES)                           Subadviser: Aeltus         (S&P 600 Index), while maintaining a market level
                                           Investment Management,     of risk. Invests at least 80% of assets in stocks
                                           Inc.                       included in the S&P 600 Index. The subadviser's
                                                                      objective is to overweight those stocks in the
                                                                      S&P 600 Index that it believes will outperform
                                                                      the index and underweight or avoid those
                                                                      stocks that it believes will underperform the
                                                                      index.

ING VARIABLE PRODUCTS TRUST - ING VP       ING Investments, LLC       Seeks long-term capital appreciation. Invests
   INTERNATIONAL VALUE PORTFOLIO                                      primarily in foreign companies with market
(CLASS I SHARES)                           Subadviser: Aeltus         capitalizations greater than $1 billion, but may
                                           Investment Management,     hold up to 25% of assets in companies with
                                           Inc.                       smaller market capitalizations. Under normal
                                                                      circumstances, will invest at least 65% of
                                                                      total assets in securities of companies
                                                                      located in at least three countries other than
                                                                      the U.S., which may include emerging market
                                                                      countries.

ING VP MONEY MARKET PORTFOLIO              ING Investments, LLC       Seeks to provide high current return, consistent
(CLASS I SHARES)                                                      with preservation of capital and liquidity,
                                           Subadviser: Aeltus         through investment in high-quality money market
                                           Investment Management,     instruments. Invests in a diversified portfolio
                                           Inc.                       of high-quality fixed income securities
                                                                      denominated in U.S. dollars, with short remaining
                                                                      maturities. THERE IS NO GUARANTEE THAT THE ING VP
                                                                      MONEY MARKET SUBACCOUNT WILL HAVE A POSITIVE OR
                                                                      LEVEL RETURN.

ING VARIABLE PORTFOLIOS, INC. - ING VP     ING Investments, LLC       Seeks growth of capital primarily through
  SMALL COMPANY PORTFOLIO                                             investment in a diversified portfolio of common
(CLASS I SHARES)                           Subadviser: Aeltus         stocks and securities convertible into common
                                           Investment Management,     stocks of companies with smaller market
                                           Inc.                       capitalizations. Under normal market conditions,
                                                                      invests at least 80% of net assets in common
                                                                      stocks and securities convertible into common
                                                                      stock of small-capitalization companies.

ING STRATEGIC ALLOCATION PORTFOLIOS,       ING Investments, LLC       Seeks to provide total return (i.e., income and
  INC. - ING VP STRATEGIC ALLOCATION                                  capital appreciation, both realized and
  BALANCED PORTFOLIO                       Subadviser: Aeltus         unrealized). Managed for investors seeking a
(CLASS I SHARES)                           Investment Management,     balance between income and capital appreciation
                                           Inc.                       who generally have an investment horizon
                                                                      exceeding ten years and a moderate level of
                                                                      risk tolerance. Under normal market
                                                                      conditions, allocates assets among several
                                                                      classes of equities, fixed-income securities
                                                                      (including up to 15% of total assets in
                                                                      high-yield instruments) and money market
                                                                      instruments. The benchmark portfolio is 60%
                                                                      equities, 35% fixed income and 5% money market
                                                                      instruments under neutral market conditions.


ING STRATEGIC ALLOCATION PORTFOLIOS,       ING Investments, LLC       Seeks to provide capital appreciation. Managed
  INC. -  ING VP STRATEGIC ALLOCATION                                 for investors seeking capital appreciation who
  GROWTH PORTFOLIO                         Subadviser: Aeltus         generally have an investment horizon exceeding 15
(CLASS I SHARES)                           Investment Management,     years and a high level of risk tolerance. Under
                                           Inc.                       normal market conditions, allocates assets among
                                                                      several classes of equities, fixed-income
                                                                      securities (including up to 15% of total
                                                                      assets in high-yield instruments) and money
                                                                      market instruments. The benchmark portfolio is
                                                                      80% equities and 20% fixed income under
                                                                      neutral market conditions.

ING STRATEGIC ALLOCATION PORTFOLIOS,       ING Investments, LLC       Seeks to provide total return consistent with
  INC. - ING VP STRATEGIC ALLOCATION                                  preservation of capital. Managed for investors
  INCOME PORTFOLIO                         Subadviser: Aeltus         primarily seeking total return consistent with
(CLASS I SHARES)                           Investment Management,     capital preservation who generally have an
                                           Inc.                       investment horizon exceeding five years and a low
                                                                      level of risk tolerance. Under normal market
                                                                      conditions, allocates assets among several
                                                                      classes of equities, fixed-income securities
                                                                      (including up to 15% of total assets in
                                                                      high-yield instruments) and money market
                                                                      instruments. The benchmark portfolio is 35%
                                                                      equities, 55% fixed income and 10% money
                                                                      market instruments under neutral market
                                                                      conditions.

ING VARIABLE PORTFOLIOS, INC. - ING VP     ING Investments, LLC       Seeks growth of capital primarily through
  VALUE OPPORTUNITY PORTFOLIO                                         investment in a diversified portfolio of common
(CLASS I SHARES)                           Subadviser: Aeltus         stocks and securities convertible into common
                                           Investment Management,     stock. Under normal market conditions, invests at
                                           Inc.                       least 65% of total assets in common stocks and
                                                                      securities convertible into common stock.

AIM SECTOR FUNDS - INVESCO HEALTH          A I M Advisors, Inc.       Seeks capital growth. The fund invests in strongly
  SCIENCES FUND                                                       managed, innovative health care companies,
(INVESTOR CLASS)                           Subadviser:  INVESCO       blending well-established firms with
                                           Institutional (N.A.),      faster-growing, more dynamic health care
                                           Inc.                       businesses. These industries include
                                                                      pharmaceuticals, biotechnology, medical devices
                                                                      and supplies and health care services.

LEGG MASON VALUE TRUST, INC.               Legg Mason Funds           Seeks long-term growth of capital. Invests
(PRIMARY CLASS)                            Management, Inc.           primarily in equity securities that, in the
                                                                      adviser's opinion, offer the potential for
                                                                      capital growth. Generally invests in companies
                                                                      with market capitalizations greater than $5
                                                                      billion, but may invest in companies of any
                                                                      size. May invest up to 25% of total assets in
                                                                      long-term debt securities.

LORD ABBETT AFFILIATED FUND                Lord, Abbett & Co. LLC     Seeks long-term growth of capital and income
(CLASS A)                                                             without excessive fluctuations in market value.
                                                                      Primarily purchases equity securities of
                                                                      large, seasoned, U.S. and multinational
                                                                      companies that the Fund's investment adviser
                                                                      believes are undervalued. Under normal
                                                                      circumstances, will invest at least 80% of its
                                                                      net assets in equity securities of large
                                                                      companies with market capitalizations of at
                                                                      least $5 billion at the time of purchase. This
                                                                      market capitalization threshold may vary in
                                                                      response to changes in the markets.

LORD ABBETT MID-CAP VALUE FUND             Lord, Abbett & Co. LLC     Seeks capital appreciation through investments,
(CLASS A)                                                             primarily in equity securities, which are
                                                                      believed to be undervalued in the marketplace.
                                                                      Normally invests at least 80% of net assets,
                                                                      plus the amount of any borrowings for
                                                                      investment purposes, in equity securities of
                                                                      mid-sized companies, those with market
                                                                      capitalizations of roughly $500 million to $10
                                                                      billion, at the time of purchase. This market
                                                                      capitalization range may vary in response to
                                                                      changes in the markets.

LORD ABBETT SMALL-CAP VALUE FUND           Lord, Abbett & Co. LLC     Seeks long-term capital appreciation.  Normally
(CLASS A)                                                             invests at least 80% of its net assets, plus the
                                                                      amount of any borrowings for investment
                                                                      purposes, in equity securities of companies
                                                                      with market capitalizations of less than $2
                                                                      billion at the time of purchase. This market
                                                                      capitalization threshold may vary in response
                                                                      to changes in the markets.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND  Massachusetts Financial    Seeks to provide long-term growth of capital and
(CLASS A)                                  Services Company           future income rather than current income.  Seeks
                                                                      companies believed to offer better-than- average
                                                                      prospects for long-term growth.

FRANKLIN MUTUAL SERIES FUND INC. -         Franklin Mutual            Seeks capital appreciation with income as a
   MUTUAL DISCOVERY FUND                   Advisers, LLC              secondary goal. Under normal market conditions,
(CLASS R SHARES)                                                      invests mainly in equity and debt securities
                                                                      convertible or expected to be convertible into
                                                                      equity securities of companies that the manager
                                                                      believes are available at market prices less than
                                                                      their value based on certain recognized or
                                                                      objective criteria (intrinsic value). Following
                                                                      this value-oriented strategy, the Fund primarily
                                                                      invests in: Undervalued Stocks, Restructuring
                                                                      Companies, and Distressed Securities. May invest
                                                                      significantly (up to 100%) in foreign equity and
                                                                      debt securities, which may include sovereign debt
                                                                      and participations in foreign government debt.

NEW PERSPECTIVE FUND(R)                    Capital Research and       Seeks to provide long-term growth of capital.
(CLASS R-3)                                Management Company         Future income is a secondary objective.  Invests
                                                                      primarily in common stocks, including
                                                                      growth-oriented stocks, on a global basis to
                                                                      take advantage of investment opportunities
                                                                      generated by changes in international trade
                                                                      patterns and economic and political
                                                                      relationships. Also may invest in cash or
                                                                      money market instruments.

OPPENHEIMER CAPITAL APPRECIATION FUND      OppenheimerFunds, Inc.     Seeks capital appreciation.  Invests mainly in
(CLASS A)                                                             common stocks of "growth companies."  These may
                                                                      be newer companies or established companies of
                                                                      any capitalization range that the portfolio
                                                                      manager believes may appreciate in value over
                                                                      the long term. The fund currently focuses
                                                                      mainly on mid-cap and large-cap domestic
                                                                      companies, but buys foreign stocks as well.

OPPENHEIMER DEVELOPING MARKETS FUND        OppenheimerFunds, Inc.     Aggressively seeks capital appreciation. Invests
(CLASS A SHARES)                                                      mainly in common stocks of issuers in emerging
                                                                      and developing markets throughout the world.
                                                                      Under normal market conditions, will invest at
                                                                      least 80% of total assets in equity securities
                                                                      of issuers whose principal activities are in
                                                                      at least three developing markets.

OPPENHEIMER VARIABLE ACCOUNT FUNDS -       OppenheimerFunds, Inc.     Seeks long-term capital appreciation by investing
  OPPENHEIMER GLOBAL SECURITIES FUND/VA                               a substantial portion of assets in securities of
                                                                      foreign issuers, "growth-type" companies,
                                                                      cyclical industries and special situations
                                                                      that are considered to have appreciation
                                                                      possibilities. Invests mainly in common stocks
                                                                      and can also buy other equity securities,
                                                                      including preferred stocks and convertible
                                                                      securities in the U.S. and foreign countries.

OPPENHEIMER MAIN STREET FUND(R)            OppenheimerFunds, Inc.     Seeks a high total return.  Invests mainly in
(CLASS A)                                                             common stocks of U.S. companies of different
                                                                      capitalization ranges, presently focusing on
                                                                      large-capitalization issuers.

PAX WORLD BALANCED FUND, INC.              Pax World Management       Seeks to provide its shareholders with a
                                           Corp.                      diversified holding of securities of companies
                                                                      that offer primarily income and conservation
                                                                      of principal and secondarily possible
                                                                      long-term growth of capital. Intends to invest
                                                                      about 60% of assets in common and preferred
                                                                      stock and/or securities convertible into
                                                                      common stock and 40% in bonds and/or
                                                                      debentures. These percentages may vary,
                                                                      however, depending upon market conditions.

PIMCO NFJ SMALL-CAP VALUE FUND             PIMCO Advisors             Seeks long-term growth of capital and income.
(CLASS A)                                                             Seeks to achieve its investment objective by
                                           Subadviser:  NFJ           normally investing at least 80% of its assets in
                                           Investment Group           common stocks of companies with market
                                                                      capitalizations of between $100 million and
                                                                      $1.8 billion at the time of investment. Under
                                                                      normal circumstances, the Fund intends to be
                                                                      fully invested in common stocks (aside from
                                                                      certain cash management practices.)

PIONEER VARIABLE CONTRACTS TRUST -         Pioneer Investment         Seeks current income and long-term growth of
  PIONEER EQUITY INCOME VCT PORTFOLIO      Management, Inc.           capital from a portfolio consisting primarily of
(CLASS I SHARES)                                                      income producing equity securities of U.S.
                                                                      corporations. Normally, the portfolio invests at
                                                                      least 80% of its total assets in income
                                                                      producing equity securities of U.S. issuers. The
                                                                      income producing equity securities in which the
                                                                      portfolio may invest include common stocks,
                                                                      preferred stocks and interests in real estate
                                                                      investment trusts (REITs). The remainder of the
                                                                      portfolio may be invested in debt securities,
                                                                      most of which are expected to be convertible
                                                                      into common stocks.

PIONEER VARIABLE CONTRACTS TRUST -         Pioneer Investment         Seeks reasonable income and capital growth.
  PIONEER FUND VCT PORTFOLIO               Management, Inc.           Invests in a broad list of carefully selected,
(CLASS I SHARES)                                                      reasonably priced securities rather than in
                                                                      securities whose prices reflect a premium
                                                                      resulting from their current market popularity.
                                                                      The portfolio invests the major portion of its
                                                                      assets in equity securities, primarily of U.S.
                                                                      issuers. For purposes of the portfolio's
                                                                      investment policies, equity securities include
                                                                      common stocks, convertible debt and other equity
                                                                      instruments, such as depositary receipts,
                                                                      warrants, rights, interests in real estate
                                                                      investment trusts (REITs) and preferred stocks.

PIONEER HIGH YIELD FUND (CLASS A)          Pioneer Investment         Seeks to maximum total return through a
                                           Management, Inc.           combination of income and capital appreciation.
                                                                      Normally, the fund invests at least 80% of its
                                                                      total assets in below investment grade (high
                                                                      yield) debt securities and preferred stocks.

PIONEER VARIABLE CONTRACTS TRUST -         Pioneer Investment         Seeks capital appreciation by investing in a
  PIONEER MID CAP VALUE VCT PORTFOLIO      Management, Inc.           diversified portfolio of securities consisting
(CLASS I SHARES)                                                      primarily of common stocks.  Normally, invests
                                                                      at least 80% of total assets in equity
                                                                      securities of mid-size companies, that is,
                                                                      companies with market values within the range of
                                                                      market values of companies included in the
                                                                      Russell Midcap(R) Value Index.

T. ROWE PRICE MID-CAP VALUE FUND           T. Rowe Price              Seeks to provide long-term capital appreciation
(CLASS R)                                  Associates, Inc.           by investing primarily in mid-size companies
                                                                      that appear to be undervalued. Invests at
                                                                      least 80% of net assets in companies whose
                                                                      market capitalization (number of shares
                                                                      outstanding multiplied by share price) falls
                                                                      within the range of the companies in the S&P
                                                                      MidCap 400 Index or the Russell Midcap Value
                                                                      Index. The market capitalization of the
                                                                      companies in the fund's portfolio and these
                                                                      indices changes over time.

TEMPLETON FUNDS, INC. - TEMPLETON          Templeton Global           Seeks long-term capital growth. Under normal
  FOREIGN FUND                             Advisors Limited           market conditions, invests mainly in equity
(CLASS A SHARES)                                                      securities of companies located outside the
                                                                      U.S., including emerging markets. Will invest,
                                                                      under normal circumstances, at least 80% of net
                                                                      assets in "foreign securities," as defined in
                                                                      the prospectus, which may include emerging
                                                                      markets.

TEMPLETON GROWTH FUND, INC.                Templeton Global           Seeks long-term capital growth. Under normal
(CLASS A SHARES)                           Advisors Limited           market conditions, invests mainly in the equity
                                                                      securities of companies located anywhere in
                                                                      the world, including emerging markets. May
                                                                      invest up to 25% of total assets in debt
                                                                      securities of companies and governments
                                                                      located anywhere in the world.

THE GROWTH FUND OF AMERICA(R)              Capital Research and       Seeks to provide long-term growth of capital
(CLASS R-3)                                Management Company         through a diversified portfolio of common
                                                                      stocks.  May invest 15% of assets outside of the
                                                                      U.S. Invests primarily in common stocks, and
                                                                      also may invest in cash or money market
                                                                      instruments.

THE INCOME FUND OF AMERICA(R)              Capital Research and       Seeks to provide current income while secondarily
(CLASS R-3)                                Management Company         striving for capital growth. Invests primarily
                                                                      in income-producing securities including
                                                                      equity securities, such as dividend-paying
                                                                      common stocks and debt securities, such as
                                                                      interest-paying bonds. Generally, at least 60%
                                                                      of the fund's assets will be invested in
                                                                      equity-type securities. Also may invest in
                                                                      cash or money market instruments.

UBS U.S. SMALL CAP GROWTH FUND             UBS Global Asset           Seeks to provide long-term capital
(CLASS A)                                  Management (Americas)      appreciation.  Under normal circumstances,
                                           Inc.                       invests at least 80% of its net assets (plus
                                                                      borrowings for investment purposes, if any) in
                                                                      equity securities of U.S. small capitalization
                                                                      companies.  Small capitalization companies are
                                                                      those companies with market capitalizations of
                                                                      $2.5 billion or less at the time of purchase.

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
VANGUARD(R) VARIABLE INSURANCE FUND -      Vanguard Group, Inc. and   Seeks to provide long-term capital appreciation
  DIVERSIFIED VALUE PORTFOLIO              Barrow, Hanley,            and income. Invests mainly in common stocks of
                                           Mewhinney & Strauss, Inc.  large- and mid-capitalization companies whose stocks are considered by the advisor to be
                                                                      undervalued.

VANGUARD(R) VARIABLE INSURANCE FUND -      Vanguard Group, Inc. and   Seeks to provide an above-average level of
  EQUITY INCOME PORTFOLIO                  Wellington Management      current income and reasonable long-term capital
                                           Company, LLP               appreciation. Invests mainly in common stocks of
                                                                      established, medium-size and large companies
                                                                      that pay above-average levels of dividend income
                                                                      and have the potential for long-term capital
                                                                      appreciation. In addition, the advisors look for
                                                                      companies that are committed to paying dividends
                                                                      consistently.

VANGUARD(R) VARIABLE INSURANCE FUND -      Vanguard Group, Inc.,      Seeks to provide long-term capital appreciation.
  SMALL COMPANY GROWTH PORTFOLIO           Granahan Investment        Invests mainly in the stocks of small companies
                                           Management, Inc.; and      that are considered by the Portfolio's advisors
                                           Grantham, Mayo, Van        to have above-average prospects for growth, but
                                           Otterloo & Co, Inc.        often provide little or no dividend income.

WASHINGTON MUTUAL INVESTORS                Capital Research and       Seeks to produce income and to provide an
  FUND(SM)                                 Management Company         opportunity for growth of principal consistent
(CLASS R-3)                                                           with sound common stock investing.  Strives to
                                                                      accomplish this objective through fundamental
                                                                      research, careful selection, and broad
                                                                      diversification. The fund's policy is to
                                                                      maintain at all times a fully invested and
                                                                      widely diversified portion of securities;
                                                                      however, the fund may hold, to a limited extent,
                                                                      short-term U.S. government securities, cash and
                                                                      cash equivalents.

                          FOR MASTER APPLICATIONS ONLY


I HEREBY ACKNOWLEDGE RECEIPT OF AN ACCOUNT C PROSPECTUS DATED MAY 1, 2004, AS WELL AS ALL CURRENT PROSPECTUSES FOR THE FUNDS AVAILABLE UNDER THE CONTRACTS.

___ PLEASE SEND AN ACCOUNT C STATEMENT OF ADDITIONAL INFORMATION (FORM NO. SAI.109860-04) DATED MAY 1, 2004.



--------------------------------------------------------------------------------
                           CONTRACT HOLDER'S SIGNATURE


--------------------------------------------------------------------------------
                                      DATE




PRO.109860-04

                                     PART B
                     The Statement of Additional Information

                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                     ING LIFE INSURANCE AND ANNUITY COMPANY


              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2004


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated May 1, 2004. The contract offered in connection with the prospectus is a group deferred variable annuity contract funded through Variable Annuity Account C (the "separate account").


A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

                                       ING
                              USFS Customer Service
                    Defined Contribution Administration, TS21
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS


                                                                                   PAGE
General Information and History                                                     2
Variable Annuity Account C                                                          2
Offering and Purchase of Contracts                                                  3
Income Phase Payments                                                               4
Sales Material and Advertising                                                      5
Independent Auditors                                                                6
Financial Statements of the Separate Account                                       S-1
Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries    C-1

                         GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the "Company", "we", "us", "our") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).


As of December 31, 2003, the Company and its subsidiary life company had $48 billion invested through their products, including $33 billion in their separate accounts (of which the Company, or its affiliate ING Investments, LLC manages or oversees the management of $22 billion). The Company is ranked among the top 1% of all U.S. life insurance companies rated by A.M. Best Company as of December 31, 2002. The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).

Other than the daily asset charge, subaccount administrative adjustment charge (if any) and the transferred asset benefit charge (if applicable) described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds may be available in all jurisdictions, under all contracts, or under all plans.

The funds currently available under the contract are as follows:


AIM Mid Cap Core Equity Fund (Class A)*
AIM Small Cap Growth Fund (Class A)*
AllianceBernstein Growth and Income Fund (Class A)*
American Balanced Fund(R) (Class R-3)*
Ariel Appreciation Fund*
Ariel Fund*
Baron Asset Fund*
Baron Growth Fund*
EuroPacific Growth Fund(R) (Class R-3)*
Evergreen Special Values Fund (Class A)*
Fidelity(R) Advisor Mid Cap Fund (Class T)*
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)
Fidelity(R) VIP Growth Portfolio (Initial Class)
Franklin Small Cap Value Securities Fund (Class 2)
Franklin Small-Mid Cap Growth Fund (Class A)*
ING Alger Aggressive Growth Portfolio (Service Class)
ING American Century Small Cap Value Portfolio (Service Class)
ING Baron Small Cap Growth Portfolio (Service Class)
ING Financial Services Fund (Class A)*
ING GNMA Income Fund (Class A)*
ING Intermediate Bond Fund (Class A)*
ING International Fund (Class Q)*
ING International SmallCap Growth Fund (Class A)*
ING JPMorgan Fleming International Portfolio (Service Class)
ING JPMorgan Mid Cap Value Portfolio (Service Class)
ING LargeCap Growth Fund (Class A)*
ING MFS Total Return Portfolio (Service Class)

ING PIMCO Total Return Portfolio (Service Class)
ING Real Estate Fund (Class A)*
ING Salomon Brothers Aggressive Growth Portfolio (Service Class)
ING Salomon Brothers Fundamental Value Portfolio (Service Class)
ING T. Rowe Price Equity Income Portfolio (Service Class)
ING T. Rowe Price Growth Equity Portfolio (Service Class)
ING Van Kampen Comstock Portfolio (Service Class)
ING VP Balanced Portfolio, Inc. (Class I)**
ING VP Bond Portfolio (Class I)**
ING VP Index Plus LargeCap Portfolio (Class I)**
ING VP Index Plus MidCap Portfolio (Class I)**
ING VP Index Plus SmallCap Portfolio (Class I)**
ING VP International Value Portfolio (Class I)**
ING VP Money Market Portfolio (Class I)**
ING VP Small Company Portfolio (Class I)**
ING VP Strategic Allocation Balanced Portfolio (Class I)**
ING VP Strategic Allocation Growth Portfolio (Class I)**
ING VP Strategic Allocation Income Portfolio (Class I)**
ING VP Technology Portfolio (Class I)**
ING VP Value Opportunity Portfolio (Class I)**
INVESCO Health Sciences Fund (Investor Class)*
Legg Mason Value Trust, Inc. (Primary Class)*
Lord Abbett Affiliated Fund (Class A)*

Lord Abbett Mid-Cap Value Fund (Class A)*
Lord Abbett Small-Cap Value Fund (Class A)*
Massachusetts Investors Growth Stock Fund (Class A)*
Mutual Discovery Fund (Class R)*
New Perspective Fund(R) (Class R-3)*
Oppenheimer Capital Appreciation Fund (Class A)*
Oppenheimer Developing Markets Fund (Class A)*
Oppenheimer Global Securities Fund/VA
Oppenheimer Main Street(R) Fund (Class A)*
Pax World Balanced Fund, Inc.*
PIMCO NFJ Small-Cap Value Fund (Class A)*
Pioneer Equity Income VCT Fund (Class I)
Pioneer Fund VCT Portfolio (Class I)
Pioneer High Yield Fund (Class A)*
Pioneer Mid Cap Value VCT Portfolio (Class I)
T. Rowe Price Mid-Cap Value Fund (Class R)*
Templeton Foreign Fund (Class A)*
Templeton Growth Fund, Inc. (Class A)*
The Growth Fund of America(R)  (Class R-3)*
The Income Fund of America(R) (Class R-3)*
UBS U.S. Small Cap Growth Fund (Class A)*
Vanguard(R) Diversified Value Portfolio***
Vanguard(R) Equity Income Portfolio***
Vanguard(R) Small Company Growth Portfolio***
Washington Mutual Investors Fund(SM) (Class R-3)*

  * This fund is available to the general public. See "Additional Risks of Investing in the Funds" in the prospectus.
 ** Effective May 3, 2004 Class R shares of this fund have been renamed as Class I shares.
***  This fund is scheduled to be available on May 10, 2004.


A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectus and statement of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and the Company's subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc., and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Contract Ownership and Rights" and "Your Account Value."


Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2003, 2002 and 2001 amounted to $964,872.95, $856,407.81, and 717,753.80, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company.

As described in the prospectus, compensation paid to those who sell the contract can effect the daily asset charge applied. The following chart illustrates the maximum daily asset charge that may be applied under a contract depending upon the compensation option selected by the individual selling the contract.

MAXIMUM DAILY ASSET CHARGE FOR CASE BASED COMPENSATION



                  FIRST CASE       RENEWAL YEAR &          TAKEOVER       ASSET BASED       ASSET BASED          MAXIMUM
                  YEAR (CASE      INCREASE DEPOSITS      (CASE YEAR 1     (STARTS CASE      (STARTS CASE       DAILY ASSET
                 YEAR 1 ONLY)     (ALL CASE YEARS)          ONLY)           MONTH 1)          MONTH 13)          CHARGE
                 ------------     ----------------          -----           --------          ---------          ------
Option 1            1.00%               0.00%               1.00%             0.00%             0.15              1.10
Option 2            1.00%               0.00%               1.00%             0.00%             0.25              1.25
Option 3            1.00%               0.00%               1.00%             0.00%             0.30              1.30
Option 4            1.00%               0.00%               1.00%             0.00%             0.40              1.45
Option 5            1.00%               0.00%               1.00%             0.00%             0.50              1.55
Option 6            0.00%               0.00%               0.00%             0.40%             0.00              1.25
Option 7            0.00%               0.00%               0.00%             0.00%             0.00              0.75



MAXIMUM DAILY ASSET CHARGE FOR PARTICIPANT BASED COMPENSATION



                     FIRST PARTICIPANT                         TAX FREE           ASSET BASED
                         YEAR AND             RENEWAL         EXCHANGES/      (STARTS PARTICIPANT       MAXIMUM DAILY
                         INCREASES            PREMIUM       TAKEOVER ASSETS        MONTH 13)            ASSET CHARGE
                         ---------            -------       ---------------        ---------            ------------
Option 1                   3.00                0.25             1.00                 0.10                   1.20
Option 2                   2.00                0.50             2.00                 0.25                   1.55
Option 3                   1.00                1.00             1.00                 0.25                   1.35


                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

                                    EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.


Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.40000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

* If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.


                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS


Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308 are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements.

FINANCIAL STATEMENTS
ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
YEAR ENDED DECEMBER 31, 2003
WITH REPORT OF INDEPENDENT AUDITORS

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                              FINANCIAL STATEMENTS
                          YEAR ENDED DECEMBER 31, 2003

                                    CONTENTS

Report of Independent Auditors                                                 1

Audited Financial Statements

Statements of Assets and Liabilities                                           3
Statements of Operations                                                      22
Statements of Changes in Net Assets                                           42
Notes to Financial Statements                                                 66

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 2003, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
  AIM V.I. Capital Appreciation Fund-Series I
  AIM V.I. Core Equity Fund-Series I
  AIM V.I. Growth Fund-Series I
  AIM V.I. Premier Equity Fund-Series I
American Century(R) Income & Growth Fund-Advisor Class
Baron Growth Fund
Calvert Variable Series, Inc.:
  Calvert Social Balanced Portfolio
Chapman DEM(R) Equity Fund-Institutional Shares
Evergreen Special Values Fund-Class A
Fidelity(R) Variable Insurance Products:
  Fidelity(R) VIP ASSET MANAGER(SM) Portfolio-Initial Class Fidelity(R) VIP Contrafund(R) Portfolio-Initial Class Fidelity(R) VIP Equity-Income Portfolio-Initial Class Fidelity(R) VIP Growth Portfolio-Initial Class
  Fidelity(R) VIP High Income Portfolio-Initial Class Fidelity(R) VIP Index 500 Portfolio-Initial Class
  Fidelity(R) VIP Overseas Portfolio-Initial Class
Franklin Templeton Variable Insurance Products Trust:
  Franklin Small Cap Value Securities Fund-Class 2
The Growth Fund of America(R) - Class A
ING GET Funds:
  ING GET Fund - Series D
ING GET Fund - Series E
  ING GET Fund - Series G
  ING GET Fund - Series H
  ING GET Fund - Series I
  ING GET Fund - Series J
  ING GET Fund - Series K
  ING GET Fund - Series L
  ING GET Fund - Series Q
  ING GET Fund - Series S
ING VP Balanced Portfolios, Inc. - Class R
ING VP Bond Portfolio-Class R
ING VP Emerging Markets Fund
ING VP Money Market Portfolio-Class R
ING VP Natural Resources Trust
ING Investors Trust:
  ING MFS Total Return Portfolio - Service
  ING T. Rowe Price Equity Income - Service
ING Partners, Inc.:
  ING DSI Enhanced Index Portfolio-Service Class
  ING Alger Aggressive Growth Portfolio-Initial Class
  ING Alger Aggressive Growth Portfolio-Service Class
  ING Alger Growth Portfolio-Service Class
  ING American Century Small Cap Value Portfolio-Service Class ING Baron Small Cap Growth Portfolio-Service Class
  ING Goldman Sachs(R) Capital Growth Portfolio-Service Class ING JPMorgan Mid Cap Value Portfolio-Service Class
  ING MFS Capital Opportunities Portfolio-Initial Class
  ING MFS Global Growth Portfolio-Service Class
  ING MFS Research Equity Portfolio-Initial Class
  ING OpCap Balanced Value Portfolio-Service Class
  ING PIMCO Total Return Portfolio-Service Class
  ING Salomon Brothers Aggressive Growth Portfolio-Initial Class ING Salomon Brothers Fundamental Value Portfolio-Service Class ING Salomon Brother Investors Value Portfolio-Service Class ING T. Rowe Price Growth Equity Portfolio-Initial Class
  ING UBS Tactical Asset Allocation Portfolio-Service Class
  ING Van Kampen Comstock Portfolio-Service Class

ING Strategic Allocation Portfolios, Inc.:
  ING VP Strategic Allocation Balanced Portfolio-Class R
  ING VP Strategic Allocation Growth Portfolio-Class R
  ING VP Strategic Allocation Income Portfolio-Class R
ING Variable Funds:
  ING VP Growth and Income Portfolio-Class R
ING Variable Insurance Trust:
  ING GET US Core Portfolio - Series 1
  ING GET US Core Portfolio - Series 2
  ING GET US Core Portfolio - Series 3
ING Variable Portfolios, Inc.:
  ING VP Technology Portfolio-Class R
  ING VP Growth Portfolio-Class R
  ING VP Index Plus LargeCap Portfolio-Class R
  ING VP Index Plus MidCap Portfolio-Class R
  ING VP Index Plus SmallCap Portfolio-Class R
  ING VP International Equity Portfolio-Class R
  ING VP Small Company Portfolio-Class R
  ING VP Value Opportunity Portfolio-Class R
ING Variable Products Trust:
  ING VP Growth Opportunities Portfolio-Class R
  ING VP International Value Portfolio-Class R
  ING VP MagnaCap Portfolio-Class R
  ING VP MidCap Opportunities Portfolio-Class R
  ING VP SmallCap Opportunities Portfolio-Class R
Janus Aspen Series:
  Janus Aspen Balanced Portfolio-Institutional Shares
  Janus Aspen Capital Appreciation Portfolio-Service Shares Janus Aspen Flexible Income Portfolio-Institutional Shares Janus Aspen Growth Portfolio-Institutional Shares
  Janus Aspen Mid Cap Growth Portfolio-Institutional Shares Janus Aspen Worldwide Growth Portfolio-Institutional Shares
Janus Twenty Fund
Lord Abbett Series Fund, Inc.:
  Lord Abbett Growth and Income Portfolio - Class VC
  Lord Abbett Mid-Cap Value Fund-Class A
  Lord Abbett Mid-Cap Value Portfolio - Class VC
MFS(R) Variable Insurance Trust(SM):
  MFS(R) Total Return Series-Initial Class
Oppenheimer Developing Markets Fund - Class A
Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA
  Oppenheimer Global Securities Fund/VA
  Oppenheimer Main Street(R) Fund/VA
  Oppenheimer Strategic Bond Fund/VA
Pax World Balanced Fund, Inc.
Pioneer Variable Contracts Trust:
  Pioneer Equity Income VCT Portfolio-Class I
  Pioneer Fund VCT Portfolio-Class I
  Pioneer Mid Cap Value VCT Portfolio-Class I
Templeton Foreign Fund, Inc.- Class A

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Life Insurance and Annuity Company Variable Annuity Account C at December 31, 2003, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Atlanta, Georgia
March 15, 2004

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                                     AMERICAN
                                                  AIM V.I.                                          AIM V.I.        CENTURY(R)
                                                  CAPITAL         AIM V.I.         AIM V.I.         PREMIER          INCOME
                                               APPRECIATION     CORE EQUITY         GROWTH           EQUITY         & GROWTH
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       20,562   $       42,522   $       17,055   $       21,041   $        2,491
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          20,562           42,522           17,055           21,041            2,491

Net assets                                    $       20,562   $       42,522   $       17,055   $       21,041   $        2,491
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       20,562   $       42,522   $       17,055   $       21,037   $        2,491
Contracts in payout (annuitization)
   period                                                  -                -                -                4                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       20,562   $       42,522   $       17,055   $       21,041   $        2,491
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                               966,236        2,030,678        1,150,021        1,040,094           89,983
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       24,344   $       53,160   $       21,782   $       24,821   $        2,154
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                   FIDELITY(R)
                                                                    CALVERT        EVERGREEN           VIP          FIDELITY(R)
                                                   BARON            SOCIAL          SPECIAL           ASSET             VIP
                                                  GROWTH           BALANCED         VALUES        MANAGER(SM)      CONTRAFUND(R)
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $            -   $       60,576   $       17,138   $       21,727   $      564,372
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                               -           60,576           17,138           21,727          564,372

Net assets                                    $            -   $       60,576   $       17,138   $       21,727   $      564,372
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $            -   $       60,576   $       17,138   $       21,727   $      564,372
Contracts in payout (annuitization)
   period                                                  -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $            -   $       60,576   $       17,138   $       21,727   $      564,372
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                                     8       34,457,160          711,695        1,502,589       24,400,002
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $            -   $       67,265   $       14,196   $       23,497   $      511,222
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                  FIDELITY(R)
                                                FIDELITY(R)       FIDELITY(R)         VIP          FIDELITY(R)      FIDELITY(R)
                                                VIP EQUITY-           VIP            HIGH              VIP              VIP
                                                  INCOME            GROWTH          INCOME          INDEX 500        OVERSEAS
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $      327,820   $      380,196   $        7,292   $      101,046   $       30,341
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                         327,820          380,196            7,292          101,046           30,341

Net assets                                    $      327,820   $      380,196   $        7,292   $      101,046   $       30,341
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $      327,820   $      380,196   $        7,199   $      101,046   $       30,341
Contracts in payout (annuitization)
   period                                                  -                -               93                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $      327,820   $      380,196   $        7,292   $      101,046   $       30,341
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                            14,142,368       12,248,574        1,049,155          801,126        1,946,203
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $      317,751   $      492,174   $        7,056   $      109,823   $       27,651
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 FRANKLIN
                                                 SMALL CAP         ING GET         ING GET          ING GET          ING GET
                                                   VALUE            FUND -          FUND -           FUND -           FUND -
                                                SECURITIES         SERIES D        SERIES E         SERIES G         SERIES H
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       15,883   $      152,769   $       79,656   $       23,831   $       18,535
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          15,883          152,769           79,656           23,831           18,535

Net assets                                    $       15,883   $      152,769   $       79,656   $       23,831   $       18,535
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       15,883   $      152,769   $       79,656   $       23,831   $       18,535
Contracts in payout (annuitization)
   period                                                  -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       15,883   $      152,769   $       79,656   $       23,831   $       18,535
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             1,253,630       16,677,788        8,211,949        2,426,749        1,846,101
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       14,060   $      165,629   $       82,250   $       24,361   $       18,667
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 ING GET           ING GET         ING GET          ING GET          ING GET
                                                  FUND -            FUND -          FUND -           FUND -           FUND -
                                                 SERIES I          SERIES J        SERIES K         SERIES L         SERIES Q
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $        1,092   $          386   $        1,736   $        1,049   $        4,385
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                           1,092              386            1,736            1,049            4,385

Net assets                                    $        1,092   $          386   $        1,736   $        1,049   $        4,385
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $        1,092   $          386   $        1,736   $        1,049   $        4,385
Contracts in payout (annuitization)
   period                                                  -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $        1,092   $          386   $        1,736   $        1,049   $        4,385
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                               108,453           38,653          170,525          103,788          415,218
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $        1,095   $          389   $        1,724   $        1,046   $        4,156
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 ING GET                                             ING VP           ING VP
                                                  FUND -            ING VP          ING VP          EMERGING           MONEY
                                                 SERIES S          BALANCED          BOND            MARKETS          MARKET
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       32,661   $      659,370   $      408,185   $        8,172   $      257,477
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          32,661          659,370          408,185            8,172          257,477

Net assets                                    $       32,661   $      659,370   $      408,185   $        8,172   $      257,477
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       32,661   $      633,395   $      401,878   $        8,172   $      257,358
Contracts in payout (annuitization)
   period                                                  -           25,975            6,307                -              119
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       32,661   $      659,370   $      408,185   $        8,172   $      257,477
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             3,066,746       52,749,610       28,846,973        1,241,948       19,901,635
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       30,731   $      768,131   $      380,609   $        7,610   $      256,679
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                     ING
                                                                                    T. ROWE                          ING ALGER
                                                  ING VP           ING MFS           PRICE           ING DSI        AGGRESSIVE
                                                  NATURAL           TOTAL           EQUITY          ENHANCED         GROWTH -
                                                 RESOURCES         RETURN           INCOME            INDEX        INITIAL CLASS
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       13,971   $        8,289   $        2,143   $          800   $           16
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          13,971            8,289            2,143              800               16

Net assets                                    $       13,971   $        8,289   $        2,143   $          800   $           16
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       13,971   $        8,289   $        2,143   $          800   $           16
Contracts in payout (annuitization)
   period                                                  -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       13,971   $        8,289   $        2,143   $          800   $           16
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                               883,117          481,618          176,777          100,543            2,223
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       10,782   $        7,886   $        1,976   $          717   $           13
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 ING ALGER                            ING
                                                AGGRESSIVE                         AMERICAN                         ING GOLDMAN
                                                 GROWTH -                           CENTURY         ING BARON        SACHS(R)
                                                  SERVICE         ING ALGER          SMALL          SMALL CAP         CAPITAL
                                                   CLASS           GROWTH          CAP VALUE         GROWTH           GROWTH
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $        9,420   $        2,194   $        6,307   $       15,257   $          827
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                           9,420            2,194            6,307           15,257              827

Net assets                                    $        9,420   $        2,194   $        6,307   $       15,257   $          827
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $        9,420   $        2,194   $        6,307   $       15,257   $          827
Contracts in payout (annuitization)
   period                                                  -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $        9,420   $        2,194   $        6,307   $       15,257   $          827
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             1,279,863          247,919          586,156        1,305,134           79,785
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $        8,616   $        1,959   $        5,376   $       12,964   $          728
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                    ING              ING
                                                 JPMORGAN         JPMORGAN          ING MFS          ING MFS          ING MFS
                                                  FLEMING          MID CAP          CAPITAL          GLOBAL          RESEARCH
                                               INTERNATIONAL        VALUE        OPPORTUNITIES       GROWTH           EQUITY
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $      126,504   $        3,999   $      151,497   $        1,294   $      128,075
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                         126,504            3,999          151,497            1,294          128,075

Net assets                                    $      126,504   $        3,999   $      151,497   $        1,294   $      128,075
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $      126,498   $        3,999   $      151,266   $        1,294   $      128,075
Contracts in payout (annuitization)
   period                                                  6                -              231                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $      126,504   $        3,999   $      151,497   $        1,294   $      128,075
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                            12,082,527          336,364        6,257,616          116,961       16,986,069
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $      107,313   $        3,488   $      258,749   $        1,183   $      172,841
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                    ING              ING          ING SALOMON      ING SALOMON      ING SALOMON
                                                   OPCAP            PIMCO          BROTHERS         BROTHERS         BROTHERS
                                                 BALANCED           TOTAL         AGGRESSIVE       FUNDAMENTAL       INVESTORS
                                                   VALUE           RETURN           GROWTH            VALUE            VALUE
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $        9,183   $       31,227   $      239,784   $        9,414   $        4,019
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                           9,183           31,227          239,784            9,414            4,019

Net assets                                    $        9,183   $       31,227   $      239,784   $        9,414   $        4,019
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $        9,183   $       31,227   $      239,706   $        9,414   $        4,019
Contracts in payout (annuitization)
   period                                                  -                -               78                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $        9,183   $       31,227   $      239,784   $        9,414   $        4,019
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                               747,178        2,943,135        6,585,667          567,465          309,651
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $        8,473   $       31,781   $      321,684   $        8,518   $        3,462
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  ING T.
                                                   ROWE            ING UBS                           ING VP           ING VP
                                                   PRICE          TACTICAL          ING VAN         STRATEGIC        STRATEGIC
                                                  GROWTH            ASSET           KAMPEN         ALLOCATION       ALLOCATION
                                                  EQUITY         ALLOCATION        COMSTOCK         BALANCED          GROWTH
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $      246,603   $          911   $       32,018   $       58,446   $       69,833
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                         246,603              911           32,018           58,446           69,833

Net assets                                    $      246,603   $          911   $       32,018   $       58,446   $       69,833
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $      246,311   $          911   $       32,018   $       58,388   $       69,833
Contracts in payout (annuitization)
   period                                                292                -                -               58                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $      246,603   $          911   $       32,018   $       58,446   $       69,833
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             5,437,777           30,092        3,026,273        4,573,208        5,242,745
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $      259,424   $          799   $       28,419   $       60,200   $       73,469
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  ING VP
                                                STRATEGIC          ING VP          ING GET          ING GET          ING GET
                                                ALLOCATION       GROWTH AND       US CORE -        US CORE -        US CORE -
                                                  INCOME           INCOME          SERIES 1         SERIES 2         SERIES 3
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       33,837   $    2,310,967   $        2,378   $       20,639   $          207
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          33,837        2,310,967            2,378           20,639              207

Net assets                                    $       33,837   $    2,310,967   $        2,378   $       20,639   $          207
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       33,698   $    2,142,872   $        2,378   $       20,639   $          207
Contracts in payout (annuitization)
   period                                                139          168,095                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       33,837   $    2,310,967   $        2,378   $       20,639   $          207
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             2,748,754      126,420,525          229,738        2,047,524           20,661
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       33,481   $    3,772,555   $        2,299   $       20,485   $          207
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                    ING VP           ING VP           ING VP
                                                  ING VP           ING VP         INDEX PLUS       INDEX PLUS       INDEX PLUS
                                                TECHNOLOGY         GROWTH          LARGECAP          MIDCAP          SMALLCAP
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       47,295   $       95,972   $      503,421   $      233,761   $       93,931
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          47,295           95,972          503,421          233,761           93,931

Net assets                                    $       47,295   $       95,972   $      503,421   $      233,761   $       93,931
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       47,295   $       95,758   $      501,649   $      233,761   $       93,931
Contracts in payout (annuitization)
   period                                                  -              214            1,772                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       47,295   $       95,972   $      503,421   $      233,761   $       93,931
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                            12,220,890       10,747,109       37,180,316       14,946,379        6,947,575
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       39,278   $      147,241   $      609,022   $      203,400   $       80,549
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  ING VP           ING VP           ING VP           ING VP           ING VP
                                              INTERNATIONAL        SMALL            VALUE            GROWTH       INTERNATIONAL
                                                  EQUITY          COMPANY        OPPORTUNITY     OPPORTUNITIES        VALUE
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       11,933   $      167,432   $      133,176   $        1,297   $       32,591
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          11,933          167,432          133,176            1,297           32,591

Net assets                                    $       11,933   $      167,432   $      133,176   $        1,297   $       32,591
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       11,867   $      167,123   $      133,176   $        1,297   $       32,591
Contracts in payout (annuitization)
   period                                                 66              309                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       11,933   $      167,432   $      133,176   $        1,297   $       32,591
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             1,580,545        9,578,465       11,024,519          259,971        2,960,108
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       10,547   $      134,949   $      146,065   $        1,197   $       27,291
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                   ING VP           ING VP                          JANUS ASPEN
                                                  ING VP           MIDCAP          SMALLCAP       JANUS ASPEN        CAPITAL
                                                 MAGNACAP      OPPORTUNITIES    OPPORTUNITIES       BALANCED       APPRECIATION
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $        1,571   $        4,191   $        8,045   $      385,094   $        3,177
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                           1,571            4,191            8,045          385,094            3,177

Net assets                                    $        1,571   $        4,191   $        8,045   $      385,094   $        3,177
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $        1,571   $        4,191   $        8,045   $      385,094   $        3,177
Contracts in payout (annuitization)
   period                                                  -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $        1,571   $        4,191   $        8,045   $      385,094   $        3,177
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                               177,738          681,398          545,064       16,757,771          153,645
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $        1,314   $        3,720   $        7,254   $      401,454   $        2,762
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                               JANUS ASPEN                        JANUS ASPEN      JANUS ASPEN
                                                 FLEXIBLE       JANUS ASPEN        MID CAP         WORLDWIDE          JANUS
                                                  INCOME           GROWTH           GROWTH           GROWTH           TWENTY
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       89,994   $      239,988   $      459,241   $      536,188   $          563
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          89,994          239,988          459,241          536,188              563

Net assets                                    $       89,994   $      239,988   $      459,241   $      536,188   $          563
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS

Accumulation units                            $       89,994   $      239,616   $      459,241   $      535,626   $          563
Contracts in payout (annuitization)
   period                                                  -              372                -              562
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       89,994   $      239,988   $      459,241   $      536,188   $          563
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             7,205,263       12,479,870       21,459,840       20,766,366           15,563
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       87,839   $      354,889   $      937,978   $      744,547   $          559
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  LORD              LORD
                                                 ABBETT            ABBETT
                                                 GROWTH            MID-CAP         MFS(R)         OPPENHEIMER      OPPENHEIMER
                                                  AND              VALUE -         TOTAL           DEVELOPING       AGGRESSIVE
                                                 INCOME           CLASS VC         RETURN           MARKETS           GROWTH
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $       50,532   $       28,509   $       58,033   $        6,248   $            4
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                          50,532           28,509           58,033            6,248                4

Net assets                                    $       50,532   $       28,509   $       58,033   $        6,248   $            4
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $       50,532   $       28,509   $       58,033   $        6,248   $            -
Contracts in payout (annuitization)
   period                                                  -                -                -                -                4
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $       50,532   $       28,509   $       58,033   $        6,248   $            4
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                             2,060,867        1,673,089        2,963,899          303,138              104
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $       43,484   $       24,473   $       53,271   $        5,835   $            4
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                               OPPENHEIMER                        OPPENHEIMER                         PIONEER
                                                  GLOBAL        OPPENHEIMER       STRATEGIC        PAX WORLD          EQUITY
                                                SECURITIES     MAIN STREET(R)        BOND           BALANCED          INCOME
                                              --------------   --------------   --------------   --------------   --------------
ASSETS
Investments in mutual funds
at fair value                                 $      251,043   $           32   $       32,607   $        3,605   $       10,691
                                              --------------   --------------   --------------   --------------   --------------

Total assets                                         251,043               32           32,607            3,605           10,691

Net assets                                    $      251,043   $           32   $       32,607   $        3,605   $       10,691
                                              ==============   ==============   ==============   ==============   ==============

NET ASSETS
Accumulation units                            $      251,043   $            -   $       32,599   $        3,605   $       10,691
Contracts in payout (annuitization)
   period                                                  -               32                8                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total net assets                              $      251,043   $           32   $       32,607   $        3,605   $       10,691
                                              ==============   ==============   ==============   ==============   ==============

Total number of shares                            10,009,688            1,654        6,456,746          174,340          590,971
                                              ==============   ==============   ==============   ==============   ==============

Cost of shares                                $      216,222   $           30   $       30,196   $        3,384   $        9,413
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                   PIONEER
                                                  PIONEER          MID CAP
                                                   FUND             VALUE
                                              --------------   --------------
ASSETS
Investments in mutual funds
   at fair value                              $        1,522   $       11,735
                                              --------------   --------------

Total assets                                           1,522           11,735

Net assets                                    $        1,522   $       11,735
                                              ==============   ==============

NET ASSETS
Accumulation units                            $        1,522   $       11,735
Contracts in payout (annuitization) period                 -                -
                                              --------------   --------------

Total net assets                              $        1,522   $       11,735
                                              ==============   ==============

Total number of shares                                81,385          573,254
                                              ==============   ==============

Cost of shares                                $        1,319   $       10,247
                                              ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                                     AMERICAN
                                                 AIM V.I.         AIM V.I.                          AIM V.I.        CENTURY(R)
                                                 CAPITAL            CORE           AIM V.I.         PREMIER           INCOME
                                               APPRECIATION        EQUITY           GROWTH           EQUITY          & GROWTH
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            -   $          386   $            -   $           58   $           27
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    -              386                -               58               27

Expenses:
   Mortality and expense risk and
     other charges                                       186              405              152              187               17
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                           186              405              152              187               17
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                            (186)             (19)            (152)            (129)              10

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments               (3,465)          (2,551)          (2,355)          (1,545)              (1)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                    (3,465)          (2,551)          (2,355)          (1,545)              (1)

Net unrealized appreciation
   (depreciation) of investments                       8,085           10,595            6,249            5,662              440
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        4,434   $        8,025   $        3,742   $        3,988   $          449
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                                    FIDELITY(R)
                                                                   CALVERT          CHAPMAN         EVERGREEN           VIP
                                                  BARON            SOCIAL           DEM(R)           SPECIAL           ASSET
                                                  GROWTH          BALANCED          EQUITY           VALUES         MANAGER(SM)
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            -   $        1,073   $            -   $            -   $          694
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    -            1,073                -                -              694

Expenses:
   Mortality and expense risk and
     other charges                                         -              553                -              118              199
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                             -              553                -              118              199
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                               -              520                -             (118)             495

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                    -             (538)               -             (267)            (405)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
  and capital gains distributions                          -             (538)               -             (267)            (405)

Net unrealized appreciation
   (depreciation) of investments                           -            9,048                -            4,137            3,010
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $            -   $        9,030   $            -   $        3,752   $        3,100
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                               FIDELITY(R)      FIDELITY(R)                        FIDELITY(R)      FIDELITY(R)
                                                   VIP          VIP EQUITY-       FIDELITY(R)        VIP HIGH           VIP
                                              CONTRAFUND(R)        INCOME         VIP GROWTH         INCOME         INDEX 500
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
       Dividends                              $        1,892   $        4,318   $          797   $          291   $        1,161
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                1,892            4,318              797              291            1,161

Expenses:
   Mortality and expense risk and
     other charges                                     4,697            2,720            3,337               62              842
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                         4,697            2,720            3,337               62              842
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                          (2,805)           1,598           (2,540)             229              319

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                2,957           (2,223)          (8,623)             942           (4,305)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                     2,957           (2,223)          (8,623)             942           (4,305)

Net unrealized appreciation
   (depreciation) of investments                     112,756           70,405           98,646              154           24,674
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $      112,908   $       69,780   $        7,483   $        1,325   $       20,688
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                  FRANKLIN           THE
                                               FIDELITY(R)       SMALL CAP       GROWTH FUND        ING GET          ING GET
                                                   VIP             VALUE        OF AMERICA(R)-       FUND -           FUND -
                                                 OVERSEAS        SECURITIES        CLASS A          SERIES D         SERIES E
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $          111   $           23   $            -   $        7,793   $        3,807
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                  111               23                -            7,793            3,807

Expenses:
   Mortality and expense risk and
     other charges                                       202              116                2            2,604            1,263
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                           202              116                2            2,604            1,263
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             (91)             (93)              (2)           5,189            2,544

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                6,761              452                8           (7,603)            (905)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                     6,761              452                8           (7,603)            (905)

Net unrealized appreciation
   (depreciation) of investments                       2,791            2,979                -            2,750             (405)
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        9,461   $        3,338   $            6   $          336   $        1,234
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 ING GET          ING GET          ING GET          ING GET          ING GET
                                                  FUND -           FUND -           FUND -           FUND -           FUND -
                                                 SERIES G         SERIES H         SERIES I         SERIES J         SERIES K
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $        1,111   $          857   $           39   $           14   $           58
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                1,111              857               39               14               58

Expenses:
   Mortality and expense risk and
     other charges                                       387              294               20                7               24
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                           387              294               20                7               24
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             724              563               19                7               34

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                 (150)             (25)               -               (1)               7
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                      (150)             (25)               -               (1)               7

Net unrealized appreciation
   (depreciation) of investments                        (350)            (191)              (4)              (2)             (23)
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $          224   $          347   $           15   $            4   $           18
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 ING GET          ING GET          ING GET
                                                  FUND -           FUND -           FUND -           ING VP           ING VP
                                                 SERIES L         SERIES Q         SERIES S         BALANCED           BOND
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $           42   $            -   $           38   $       12,352   $        7,461
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                   42                -               38           12,352            7,461

Expenses:
   Mortality and expense risk and
     other charges                                        15               61              503            6,762            4,806
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                            15               61              503            6,762            4,806
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                              27              (61)            (465)           5,590            2,655

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                    -               30              381          (20,852)           6,513
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                         -               30              381          (20,852)           6,513

Net unrealized appreciation
   (depreciation) of investments                          (3)             213            1,679          114,905           12,637
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $           24   $          182   $        1,595   $       99,643   $       21,805
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                                       ING
                                                                                                                     T. ROWE
                                                  ING VP           ING VP           ING VP          ING MFS           PRICE
                                                 EMERGING          MONEY           NATURAL           TOTAL            EQUITY
                                                 MARKETS           MARKET         RESOURCES          RETURN           INCOME
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            -   $        5,601   $            -   $           37   $            5
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    -            5,601                -               37                5

Expenses:
   Mortality and expense risk and
     other charges                                        61            3,007              123               21                7
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                            61            3,007              123               21                7
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             (61)           2,594             (123)              16               (2)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                1,993           (2,912)            (744)              (1)              23
Capital gains distributions                                -                -                -                -                2
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                     1,993           (2,912)            (744)              (1)              25

Net unrealized appreciation
   (depreciation) of investments                         669              151            4,001              403              167
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        2,601   $         (167)  $        3,134   $          418   $          190
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                  ING ALGER        ING ALGER                           ING
                                                 ING DSI         AGGRESSIVE       AGGRESSIVE                         AMERICAN
                                                 ENHANCED         GROWTH -         GROWTH -        ING ALGER      CENTURY SMALL
                                                  INDEX        INITIAL CLASS    SERVICE CLASS        GROWTH         CAP VALUE
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            3   $            -   $            -   $            -   $            7
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    3                -                -                -                7

Expenses:
   Mortality and expense risk and
     other charges                                         4                -               41               11               40
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                             4                -               41               11               40
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                              (1)               -              (41)             (11)             (33)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                   16                3              306               47               44
Capital gains distributions                                -                -                -                -              157
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                        16                3              306               47              201

Net unrealized appreciation
   (depreciation) of investments                          85                3              848              249              960
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $          100   $            6   $        1,113   $          285   $        1,128
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                     ING
                                                                   GOLDMAN           ING              ING
                                                ING BARON         SACHS(R)         JPMORGAN         JPMORGAN         ING MFS
                                                SMALL CAP         CAPITAL          FLEMING          MID CAP          CAPITAL
                                                  GROWTH           GROWTH       INTERNATIONAL        VALUE        OPPORTUNITIES
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            -   $            -   $        1,151   $           11   $          272
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    -                -            1,151               11              272

Expenses:
   Mortality and expense risk and
     other charges                                        87                6            1,146               23            1,404
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                            87                6            1,146               23            1,404
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             (87)              (6)               5              (12)          (1,132)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                  175               10           13,443               66           (9,998)
Capital gains distributions                                -                -                -               27                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                       175               10           13,443               93           (9,998)

Net unrealized appreciation
   (depreciation) of investments                       2,280              112           19,848              486           43,736
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        2,368   $          116   $       33,296   $          567   $       32,606
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                     ING              ING           ING SALOMON
                                                 ING MFS          ING MFS           OPCAP            PIMCO           BROTHERS
                                                  GLOBAL          RESEARCH         BALANCED          TOTAL          AGGRESSIVE
                                                  GROWTH           EQUITY           VALUE            RETURN           GROWTH
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            -   $          704   $           79   $          845   $            -
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    -              704               79              845                -

Expenses:
   Mortality and expense risk and
     other charges                                         7            1,277               36              282            2,138
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                             7            1,277               36              282            2,138
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                              (7)            (573)              43              563           (2,138)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                   99           (8,730)              69              655          (11,102)
Capital gains distributions                                -                -                -              179                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                        99           (8,730)              69              834          (11,102)

Net unrealized appreciation
   (depreciation) of investments                         116           34,528              692             (744)          76,768
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $          208   $       25,225   $          804   $          653   $       63,528
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                    ING
                                               ING SALOMON         SALOMON                          ING UBS
                                                 BROTHERS         BROTHERS       ING T. ROWE        TACTICAL         ING VAN
                                               FUNDAMENTAL       INVESTORS       PRICE GROWTH        ASSET            KAMPEN
                                                  VALUE            VALUE            EQUITY         ALLOCATION        COMSTOCK
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $           67   $           16   $          317   $            1   $          179
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                   67               16              317                1              179

Expenses:
   Mortality and expense risk and
     other charges                                        41               24            2,087                7              167
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                            41               24            2,087                7              167
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                              26               (8)          (1,770)              (6)              12

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                  209               25           (1,850)              42              (57)
Capital gains distributions                                -                -                -                -              511
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                       209               25           (1,850)              42              454

Net unrealized appreciation
   (depreciation) of investments                         900              574           55,811              116            3,979
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        1,135   $          591   $       52,191   $          152   $        4,445
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  ING VP           ING VP           ING VP
                                                STRATEGIC        STRATEGIC        STRATEGIC          ING VP          ING GET
                                                ALLOCATION       ALLOCATION       ALLOCATION       GROWTH AND       US CORE -
                                                 BALANCED          GROWTH           INCOME           INCOME          SERIES 1
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $          789   $          555   $          752   $            -   $            -
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                  789              555              752                -                -

Expenses:
   Mortality and expense risk and
     other charges                                       563              662              341           23,918               11
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                           563              662              341           23,918               11
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             226             (107)             411          (23,918)             (11)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                 (840)          (1,375)            (527)        (425,719)               -
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                      (840)          (1,375)            (527)        (425,719)               -

Net unrealized appreciation
   (depreciation) of investments                       9,405           14,356            3,834          928,479               79
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        8,791   $       12,874   $        3,718   $      478,842   $           68
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                 ING GET          ING GET                                             ING VP
                                                US CORE -        US CORE -          ING VP           ING VP         INDEX PLUS
                                                 SERIES 2         SERIES 3        TECHNOLOGY         GROWTH          LARGECAP
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            -   $            -   $            -   $            -   $        4,597
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    -                -                -                -            4,597

Expenses:
   Mortality and expense risk and
     other charges                                        24                -              329              881            4,453
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                            24                -              329              881            4,453
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             (24)               -             (329)            (881)             144

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                    -                -           (1,973)         (11,268)         (12,981)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                         -                -           (1,973)         (11,268)         (12,981)

Net unrealized appreciation
   (depreciation) of investments                         154                -           13,749           34,025          110,816
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $          130   $            -   $       11,447   $       21,876   $       97,979
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  ING VP           ING VP           ING VP           ING VP           ING VP
                                                INDEX PLUS       INDEX PLUS     INTERNATIONAL        SMALL            VALUE
                                                  MIDCAP          SMALLCAP          EQUITY          COMPANY        OPPORTUNITY
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $          741   $          129   $          102   $          349   $          956
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                  741              129              102              349              956

Expenses:
   Mortality and expense risk and
     other charges                                     1,772              688               99            1,347            1,233
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                         1,772              688               99            1,347            1,233
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                          (1,031)            (559)               3             (998)            (277)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments               (2,145)             (56)           1,452           (9,972)          (8,337)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                    (2,145)             (56)           1,452           (9,972)          (8,337)

Net unrealized appreciation
   (depreciation) of investments                      52,581           21,801            1,316           52,820           34,754
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $       49,405   $       21,186   $        2,771   $       41,850   $       26,140
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  ING VP           ING VP                            ING VP           ING VP
                                                  GROWTH       INTERNATIONAL        ING VP           MIDCAP          SMALLCAP
                                              OPPORTUNITIES        VALUE           MAGNACAP      OPPORTUNITIES    OPPORTUNITIES
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $            -   $          270   $           11   $            -   $            -
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                    -              270               11                -                -

Expenses:
   Mortality and expense risk and
     other charges                                         6              200               10               23               30
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                             6              200               10               23               30
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                              (6)              70                1              (23)             (30)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                   38             (610)             (41)             155             (356)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                        38             (610)             (41)             155             (356)

Net unrealized appreciation
   (depreciation) of investments                         123            6,551              315              495            1,518
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $          155   $        6,011   $          275   $          627   $        1,132
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                  JANUS         JANUS ASPEN      JANUS ASPEN         JANUS         JANUS ASPEN
                                                  ASPEN           CAPITAL          FLEXIBLE          ASPEN           MID CAP
                                                 BALANCED       APPRECIATION        INCOME           GROWTH           GROWTH
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $        8,211   $            7   $        4,406   $          197   $            -
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                8,211                7            4,406              197                -

Expenses:
   Mortality and expense risk and
     other charges                                     3,886               29              975            2,246            4,273
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                         3,886               29              975            2,246            4,273
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                           4,325              (22)           3,431           (2,049)          (4,273)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                4,890              (25)           2,292          (15,905)         (55,409)
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                     4,890              (25)           2,292          (15,905)         (55,409)

Net unrealized appreciation
   (depreciation) of investments                      36,186              573             (960)          76,212          179,054
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $       45,401   $          526   $        4,763   $       58,258   $      119,372
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                                     LORD             LORD             LORD
                                                  JANUS                             ABBETT           ABBETT           ABBETT
                                                  ASPEN                             GROWTH          MID-CAP          MID-CAP
                                                 WORLDWIDE          JANUS             AND            VALUE -          VALUE -
                                                  GROWTH           TWENTY           INCOME           CLASS A         CLASS VC
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $        5,588   $            3   $          291   $            -   $          129
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                5,588                3              291                -              129

Expenses:
   Mortality and expense risk and
     other charges                                     5,311                5              275                -              181
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                         5,311                5              275                -              181
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             277               (2)              16                -              (52)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments              (17,365)             (39)             (40)              (2)            (233)
Capital gains distributions                                -                -                -                -              266
                                              --------------   --------------   --------------   --------------   --------------
Total realized gain (loss) on investments
   and capital gains distributions                   (17,365)             (39)             (40)              (2)              33

Net unrealized appreciation
   (depreciation) of investments                     123,499              143            7,960                -            4,466
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $      106,411   $          102   $        7,936   $           (2)  $        4,447
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                                                 OPPENHEIMER      OPPENHEIMER      OPPENHEIMER
                                                  MFS(R)         DEVELOPING       AGGRESSIVE         GLOBAL        OPPENHEIMER
                                               TOTAL RETURN       MARKETS           GROWTH         SECURITIES     MAIN STREET(R)
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $          807   $          172   $            -   $        1,017   $            -
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                  807              172                -            1,017                -

Expenses:
   Mortality and expense risk and
     other charges                                       513               26                -            1,577                -
                                              --------------   --------------   --------------   --------------   --------------
Total expenses                                           513               26                -            1,577                -
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                             294              146                -             (560)               -

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                 (263)           1,051                -           (6,014)               -
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                      (263)           1,051                -           (6,014)               -

Net unrealized appreciation
   (depreciation) of investments                       7,216              383                1           67,124                7
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        7,247   $        1,580   $            1   $       60,550   $            7
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                             (DOLLARS IN THOUSANDS)

                                               OPPENHEIMER                          PIONEER                           PIONEER
                                                STRATEGIC        PAX WORLD          EQUITY          PIONEER          MID CAP
                                                   BOND           BALANCED          INCOME            FUND            VALUE
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                  $        1,372   $           27   $          173   $           11   $           11
                                              --------------   --------------   --------------   --------------   --------------

Total investment income                                1,372               27              173               11               11

Expenses:
   Mortality and expense risk
     and other charges                                   262               21               68                9               49
                                              --------------   --------------   --------------   --------------   --------------

Total expenses                                           262               21               68                9               49
                                              --------------   --------------   --------------   --------------   --------------

Net investment income (loss)                           1,110                6              105                2              (38)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                  969              (35)              (9)              (3)              85
Capital gains distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

Total realized gain (loss) on investments
   and capital gains distributions                       969              (35)              (9)              (3)              85

Net unrealized appreciation
   (depreciation) of investments                       1,931              385            1,446              219            1,583
                                              --------------   --------------   --------------   --------------   --------------

Net increase (decrease) in net assets
   resulting from operations                  $        4,010   $          356   $        1,542   $          218   $        1,630
                                              ==============   ==============   ==============   ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                            STATEMENTS OF OPERATIONS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                  TEMPLETON
                                                                   FOREIGN
                                                               --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                                   $            -
                                                               --------------

Total investment income                                                     -

Expenses:
   Mortality and expense risk and
     other changes                                                          6
                                                               --------------

Total expenses                                                              6
                                                               --------------

Net investment income (loss)                                               (6)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                                     -
Capital gains distributions                                                 -
                                                               --------------

Total realized gain (loss) on investments
   and capital gains distributions                                          -

Net unrealized appreciation (depreciation)
   of investments                                                           -
                                                               --------------

Net increase (decrease) in net assets
   resulting from operations                                   $           (6)
                                                               ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                   AIM V.I.                                         AIM V.I.
                                                                    CAPITAL        AIM V.I.        AIM V.I.         PREMIER
                                                                 APPRECIATION     CORE EQUITY       GROWTH          EQUITY
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $      19,027   $      44,279   $      15,568   $      22,335

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                           (182)           (300)           (145)           (133)
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (3,280)         (5,332)         (5,230)         (3,658)
   Net unrealized appreciation (depreciation) during the year           (1,536)         (1,623)            110          (3,591)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   (4,998)         (7,255)         (5,265)         (7,382)

Changes from principal transactions:
   Total unit transactions                                               1,273          (2,296)          1,100           1,024
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          1,273          (2,296)          1,100           1,024
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 (3,725)         (9,551)         (4,165)         (6,358)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                         15,302          34,728          11,403          15,977

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                           (186)            (19)           (152)           (129)
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (3,465)         (2,551)         (2,355)         (1,545)
   Net unrealized appreciation (depreciation) during the year            8,085          10,595           6,249           5,662
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    4,434           8,025           3,742           3,988

Changes from contract transactions:
   Total unit transactions                                                 826            (231)          1,910           1,076
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                            826            (231)          1,910           1,076
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  5,260           7,794           5,652           5,064
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      20,562   $      42,522   $      17,055   $      21,041
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                   AMERICAN
                                                                  CENTURY(R)                        CALVERT         CHAPMAN
                                                                    INCOME           BARON          SOCIAL          DEM(R)
                                                                   & GROWTH         GROWTH         BALANCED         EQUITY
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $         629   $           -   $      58,340   $          92

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                              2               -             904              (1)
   Net realized gain (loss) on investments and capital gains
      distributions                                                       (138)              -            (504)            (38)
   Net unrealized appreciation (depreciation) during the year              (89)              -          (8,105)             (8)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                     (225)              -          (7,705)            (47)

Changes from principal transactions:
   Total unit transactions                                                 748               -            (869)              6
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                            748               -            (869)              6
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                    523               -          (8,574)            (41)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                          1,152               -          49,766              51

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                             10               -             520               -
   Net realized gain (loss) on investments and capital gains
      distributions                                                         (1)              -            (538)              -
   Net unrealized appreciation (depreciation) during the year              440               -           9,048               -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      449               -           9,030               -

Changes from contract transactions:
   Total unit transactions                                                 890               -           1,780             (51)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                            890               -           1,780             (51)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  1,339               -          10,810             (51)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $       2,491   $           -   $      60,576   $           -
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                  FIDELITY(R)
                                                                   EVERGREEN          VIP         FIDELITY(R)     FIDELITY(R)
                                                                    SPECIAL          ASSET            VIP         VIP EQUITY-
                                                                    VALUES        MANAGER(SM)    CONTRAFUND(R)      INCOME
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $       3,926   $      21,589   $     375,287   $     237,314

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            (78)            591          (1,051)          1,285
   Net realized gain (loss) on investments and capital gains
      distributions                                                        144            (684)          3,613           3,748
   Net unrealized appreciation (depreciation) during the year           (1,182)         (2,082)        (44,845)        (54,582)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   (1,116)         (2,175)        (42,283)        (49,549)

Changes from principal transactions:
   Total unit transactions                                               6,557          (1,179)         49,352          39,130
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          6,557          (1,179)         49,352          39,130
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  5,441          (3,354)          7,069         (10,419)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                          9,367          18,235         382,356         226,895

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                           (118)            495          (2,805)          1,598
   Net realized gain (loss) on investments and capital gains
      distributions                                                       (267)           (405)          2,957          (2,223)
   Net unrealized appreciation (depreciation) during the year            4,137           3,010         112,756          70,405
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    3,752           3,100         112,908          69,780

Changes from contract transactions:
   Total unit transactions                                               4,019             392          69,108          31,145
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          4,019             392          69,108          31,145
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  7,771           3,492         182,016         100,925
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      17,138   $      21,727   $     564,372   $     327,820
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                  FIDELITY(R)     FIDELITY(R)     FIDELITY(R)
                                                                  FIDELITY(R)      VIP HIGH           VIP             VIP
                                                                  VIP GROWTH        INCOME         INDEX 500       OVERSEAS
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $     388,351   $       2,694   $      96,097   $      14,766

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                         (2,706)            238             259             (63)
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (3,719)           (295)         (5,339)         (1,464)
   Net unrealized appreciation (depreciation) during the year         (119,138)            132         (17,808)            234
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                 (125,563)             75         (22,888)         (1,293)

Changes from principal transactions:
     Total unit transactions                                            14,956             800            (541)            603
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         14,956             800            (541)            603
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                               (110,607)            875         (23,429)           (690)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        277,744           3,569          72,668          14,076

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                         (2,540)            229             319             (91)
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (8,623)            942          (4,305)          6,761
   Net unrealized appreciation (depreciation) during the year           98,646             154          24,674           2,791
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   87,483           1,325          20,688           9,461

Changes from contract transactions:
   Total unit transactions                                              14,969           2,398           7,690           6,804
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         14,969           2,398           7,690           6,804
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                102,452           3,723          28,378          16,265
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     380,196   $       7,292   $     101,046   $      30,341
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                   FRANKLIN       THE GROWTH
                                                                   SMALL CAP        FUND OF         ING GET         ING GET
                                                                     VALUE        AMERICA(R) -      FUND -          FUND -
                                                                  SECURITIES        CLASS A        SERIES D        SERIES E
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $         130   $           -   $     288,294   $     118,197

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            (23)              -           7,760           2,971
   Net realized gain (loss) on investments and capital gains
      distributions                                                       (281)              -          (3,074)           (463)
   Net unrealized appreciation (depreciation) during the year           (1,170)              -          (6,395)            396
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   (1,474)              -          (1,709)          2,904

Changes from principal transactions:
   Total unit transactions                                               9,295               -         (52,519)        (16,658)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          9,295               -         (52,519)        (16,658)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  7,821               -         (54,228)        (13,754)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                          7,951               -         234,066         104,443

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            (93)             (2)          5,189           2,544
   Net realized gain (loss) on investments and capital gains
      distributions                                                        452               8          (7,603)           (905)
   Net unrealized appreciation (depreciation) during the year            2,979               -           2,750            (405)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    3,338               6             336           1,234

Changes from contract transactions:
   Total unit transactions                                               4,594              (6)        (81,633)        (26,021)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          4,594              (6)        (81,633)        (26,021)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  7,932               -         (81,297)        (24,787)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      15,883   $           -   $     152,769   $      79,656
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    ING GET         ING GET         ING GET         ING GET
                                                                    FUND -          FUND -          FUND -          FUND -
                                                                   SERIES G        SERIES H        SERIES I        SERIES J
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $      33,746   $      25,808   $       1,252   $         381

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            779             548              22               7
   Net realized gain (loss) on investments and capital gains
      distributions                                                        (98)            (19)             (1)              -
   Net unrealized appreciation (depreciation) during the year              396             262              21               9
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    1,077             791              42              16

Changes from principal transactions:
   Total unit transactions                                              (5,067)         (3,317)           (104)             (3)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         (5,067)         (3,317)           (104)             (3)
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                 (3,990)         (2,526)            (62)             13
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                         29,756          23,282           1,190             394

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            724             563              19               7
   Net realized gain (loss) on investments and capital gains
      distributions                                                       (150)            (25)              -              (1)
   Net unrealized appreciation (depreciation) during the year             (350)           (191)             (4)             (2)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      224             347              15               4

Changes from contract transactions:
   Total unit transactions                                              (6,149)         (5,094)           (113)            (12)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         (6,149)         (5,094)           (113)            (12)
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                 (5,925)         (4,747)            (98)             (8)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      23,831   $      18,535   $       1,092   $         386
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    ING GET         ING GET         ING GET         ING GET
                                                                    FUND -          FUND -          FUND -          FUND -
                                                                   SERIES K        SERIES L        SERIES Q        SERIES S
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $       2,275   $       1,305   $       3,642   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                             30             (15)             40              84
   Net realized gain (loss) on investments and capital gains
      distributions                                                         (1)             (4)              1               1
   Net unrealized appreciation (depreciation) during the year               61              33              15             251
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                       90              14              56             336

Changes from principal transactions:
   Total unit transactions                                                (317)           (132)          1,333          46,222
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                           (317)           (132)          1,333          46,222
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                   (227)           (118)          1,389          46,558
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                          2,048           1,187           5,031          46,558

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                             34              27             (61)           (465)
   Net realized gain (loss) on investments and capital gains
      distributions                                                          7               -              30             381
   Net unrealized appreciation (depreciation) during the year              (23)             (3)            213           1,679
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                       18              24             182           1,595

Changes from contract transactions:
   Total unit transactions                                                (330)           (162)           (828)        (15,492)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                           (330)           (162)           (828)        (15,492)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                   (312)           (138)           (646)        (13,897)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $       1,736   $       1,049   $       4,385   $      32,661
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                                    ING VP          ING VP
                                                                    ING VP          ING VP         EMERGING          MONEY
                                                                   BALANCED          BOND           MARKETS         MARKET
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $     768,043   $     409,596   $       5,519   $     374,569

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                           (329)          9,352             (60)         10,481
   Net realized gain (loss) on investments and capital gains
      distributions                                                    (34,344)          3,536             (12)         (7,043)
   Net unrealized appreciation (depreciation) during the year          (50,314)         16,434            (365)         (1,172)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                  (84,987)         29,322            (437)          2,266

Changes from principal transactions:
   Total unit transactions                                             (85,131)         19,260             (62)         (7,989)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                        (85,131)         19,260             (62)         (7,989)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                               (170,118)         48,582            (499)         (5,723)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        597,925         458,178           5,020         368,846

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                          5,590           2,655             (61)          2,594
   Net realized gain (loss) on investments and capital gains
      distributions                                                    (20,852)          6,513           1,993          (2,912)
   Net unrealized appreciation (depreciation) during the year          114,905          12,637             669             151
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   99,643          21,805           2,601            (167)

Changes from contract transactions:
   Total unit transactions                                             (38,198)        (71,798)            551        (111,202)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                        (38,198)        (71,798)            551        (111,202)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 61,445         (49,993)          3,152        (111,369)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     659,370   $     408,185   $       8,172   $     257,477
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                                  ING T. ROWE
                                                                    ING VP          ING MFS          PRICE          ING DSI
                                                                    NATURAL          TOTAL          EQUITY         ENHANCED
                                                                   RESOURCES        RETURN          INCOME           INDEX
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $      12,751   $           -   $           -   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                           (108)              -               -               -
   Net realized gain (loss) on investments and capital gains
      distributions                                                       (496)              -               -              (5)
   Net unrealized appreciation (depreciation) during the year               60               -               -              (3)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                     (544)              -               -              (8)

Changes from principal transactions:
   Total unit transactions                                                (310)              -               -             134
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                           (310)              -               -             134
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                   (854)              -               -             126
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                         11,897               -               -             126

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                           (123)             16              (2)             (1)
   Net realized gain (loss) on investments and capital gains
      distributions                                                       (744)             (1)             25              16
   Net unrealized appreciation (depreciation) during the year            4,001             403             167              85
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    3,134             418             190             100

Changes from contract transactions:
   Total unit transactions                                              (1,060)          7,871           1,953             574
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         (1,060)          7,871           1,953             574
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  2,074           8,289           2,143             674
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      13,971   $       8,289   $       2,143   $         800
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                   ING ALGER       ING ALGER                         ING
                                                                  AGGRESSIVE      AGGRESSIVE                       AMERICAN
                                                                   GROWTH -        GROWTH -        ING ALGER     CENTURY SMALL
                                                                 INITIAL CLASS   SERVICE CLASS      GROWTH         CAP VALUE
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $           -   $           -   $           -   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                              -              (4)             (1)             (8)
   Net realized gain (loss) on investments and capital gains
      distributions                                                          -             (32)             (3)           (121)
   Net unrealized appreciation (depreciation) during the year                -             (45)            (14)            (29)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                        -             (81)            (18)           (158)

Changes from principal transactions:
   Total unit transactions                                                   -             983             273           1,992
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                              -             983             273           1,992
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                      -             902             255           1,834
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                              -             902             255           1,834

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                              -             (41)            (11)            (33)
   Net realized gain (loss) on investments and capital gains
      distributions                                                          3             306              47             201
   Net unrealized appreciation (depreciation) during the year                3             848             249             960
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                        6           1,113             285           1,128

Changes from contract transactions:
   Total unit transactions                                                  10           7,405           1,654           3,345
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                             10           7,405           1,654           3,345
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                     16           8,518           1,939           4,473
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $          16   $       9,420   $       2,194   $       6,307
                                                                 =============   =============   =============   =============

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                      ING         ING GOLDMAN         ING             ING
                                                                     BARON         SACHS(R)        JPMORGAN        JPMORGAN
                                                                   SMALL CAP        CAPITAL         FLEMING         MID CAP
                                                                    GROWTH          GROWTH       INTERNATIONAL       VALUE
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $           -   $           -   $     145,566   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                            (12)             (1)           (570)             (3)
   Net realized gain (loss) on investments and capital gains
      distributions                                                        (92)             (5)        (16,744)            (24)
   Net unrealized appreciation (depreciation) during the year               12             (13)         (1,963)             26
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      (92)            (19)        (19,277)             (1)

Changes from principal transactions:
   Total unit transactions                                               3,331             366         (18,450)          1,039
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          3,331             366         (18,450)          1,039
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                  3,239             347         (37,727)          1,038
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                          3,239             347         107,839           1,038

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            (87)             (6)              5             (12)
   Net realized gain (loss) on investments and
      capital gains distributions                                          175              10          13,443              93
   Net unrealized appreciation (depreciation) during
      the year                                                           2,280             112          19,848             486
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    2,368             116          33,296             567

Changes from contract transactions:
   Total unit transactions                                               9,650             364         (14,631)          2,394
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          9,650             364         (14,631)          2,394
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 12,018             480          18,665           2,961
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      15,257   $         827   $     126,504   $       3,999
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    ING MFS         ING MFS         ING MFS        ING OPCAP
                                                                    CAPITAL         GLOBAL         RESEARCH        BALANCED
                                                                 OPPORTUNITIES      GROWTH          EQUITY           VALUE
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $     216,006   $           -   $     172,262   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                         (1,732)             (1)         (1,247)             (1)
   Net realized gain (loss) on investments and capital gains
      distributions                                                    (12,396)             (6)         (9,552)             (1)
   Net unrealized appreciation (depreciation) during the year          (50,689)             (5)        (32,213)             18
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                  (64,817)            (12)        (43,012)             16

Changes from principal transactions:
   Total unit transactions                                             (22,039)            214         (14,758)            499
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                        (22,039)            214         (14,758)            499
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                (86,856)            202         (57,770)            515
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        129,150             202         114,492             515

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                         (1,132)             (7)           (573)             43
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (9,998)             99          (8,730)             69
   Net unrealized appreciation (depreciation) during the year           43,736             116          34,528             692
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   32,606             208          25,225             804

Changes from contract transactions:
   Total unit transactions                                             (10,259)            884         (11,642)          7,864
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                        (10,259)            884         (11,642)          7,864
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 22,347           1,092          13,583           8,668
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     151,497   $       1,294   $     128,075   $       9,183
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                  ING SALOMON     ING SALOMON     ING SALOMON
                                                                                   BROTHERS        BROTHERS        BROTHERS
                                                                   ING PIMCO      AGGRESSIVE      FUNDAMENTAL      INVESTORS
                                                                 TOTAL RETURN       GROWTH           VALUE           VALUE
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $           -   $     305,237   $           -   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                            159          (2,396)             (1)             (2)
   Net realized gain (loss) on investments and capital gains
      distributions                                                        205         (13,796)             (8)            (16)
   Net unrealized appreciation (depreciation) during the year              190         (90,736)             (4)            (17)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      554        (106,928)            (13)            (35)

Changes from principal transactions:
   Total unit transactions                                              15,725         (22,382)            257             670
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         15,725         (22,382)            257             670
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 16,279        (129,310)            244             635
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                         16,279         175,927             244             635

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            563          (2,138)             26              (8)
   Net realized gain (loss) on investments and capital
      gains distributions                                                  834         (11,102)            209              25
   Net unrealized appreciation (depreciation)during the year              (744)         76,768             900             574
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      653          63,528           1,135             591

Changes from contract transactions:
   Total unit transactions                                              14,295             329           8,035           2,793
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         14,295             329           8,035           2,793
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 14,948          63,857           9,170           3,384
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      31,227   $     239,784   $       9,414   $       4,019
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                    ING UBS                         ING VP
                                                                  ING T. ROWE      TACTICAL         ING VAN        STRATEGIC
                                                                 PRICE GROWTH        ASSET          KAMPEN        ALLOCATION
                                                                    EQUITY        ALLOCATION       COMSTOCK        BALANCED
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $     223,753   $           -   $           -   $      57,038

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                         (1,678)             (2)              3             770
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (2,973)            (12)             (9)         (1,102)
   Net unrealized appreciation (depreciation) during the year          (50,934)             (4)           (380)         (5,687)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                  (55,585)            (18)           (386)         (6,019)

Changes from principal transactions:
   Total unit transactions                                               1,721             492           8,561          (3,173)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          1,721             492           8,561          (3,173)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                (53,864)            474           8,175          (9,192)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        169,889             474           8,175          47,846

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                         (1,770)             (6)             12             226
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (1,850)             42             454            (840)
   Net unrealized appreciation (depreciation) during the year           55,811             116           3,979           9,405
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   52,191             152           4,445           8,791

Changes from contract transactions:
   Total unit transactions                                              24,523             285          19,398           1,809
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         24,523             285          19,398           1,809
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 76,714             437          23,843          10,600
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     246,603   $         911   $      32,018   $      58,446
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    ING VP          ING VP            ING
                                                                   STRATEGIC       STRATEGIC        ING VP            GET
                                                                  ALLOCATION      ALLOCATION      GROWTH AND       U.S. CORE
                                                                    GROWTH          INCOME          INCOME         SERIES 1
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $      67,010   $      37,096   $   3,399,498   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                            391             801          (7,432)              -
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (1,462)           (970)       (453,546)              -
   Net unrealized appreciation (depreciation) during the year           (8,838)         (1,819)       (363,307)              -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   (9,909)         (1,988)       (824,285)              -

Changes from principal transactions:
   Total unit transactions                                              (1,055)         (3,498)       (433,795)              -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         (1,055)         (3,498)       (433,795)              -
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                (10,964)         (5,486)     (1,258,080)              -
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                         56,046          31,610       2,141,418               -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Operations:
   Net investment income (loss)                                           (107)            411         (23,918)            (11)
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (1,375)           (527)       (425,719)              -
   Net unrealized appreciation (depreciation) during the year           14,356           3,834         928,479              79
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   12,874           3,718         478,842              68

Changes from contract transactions:
   Total unit transactions                                                 913          (1,491)       (309,293)          2,310
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                            913          (1,491)       (309,293)          2,310
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 13,787           2,227         169,549           2,378
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      69,833   $      33,837   $   2,310,967   $       2,378
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                   ING  GET         ING GET
                                                                   U.S. CORE       U.S. CORE        ING VP          ING VP
                                                                   SERIES 2        SERIES 3       TECHNOLOGY        GROWTH
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $           -   $           -   $      31,754   $     120,765

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                              -               -            (297)         (1,011)
   Net realized gain (loss) on investments and capital gains
      distributions                                                          -               -         (19,418)        (10,292)
   Net unrealized appreciation (depreciation) during the year                -               -           3,470         (23,361)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                        -               -         (16,245)        (34,664)

Changes from principal transactions:
   Total unit transactions                                                   -               -           7,492          (9,562)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                              -               -           7,492          (9,562)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                      -               -          (8,753)        (44,226)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                              -               -          23,001          76,539

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                            (24)              -            (329)           (881)
   Net realized gain (loss) on investments and capital gains
      distributions                                                          -               -          (1,973)        (11,268)
   Net unrealized appreciation (depreciation) during the year              154               -          13,749          34,025
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      130               -          11,447          21,876

Changes from contract transactions:
   Total unit transactions                                              20,509             207          12,847          (2,443)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         20,509             207          12,847          (2,443)
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 20,639             207          24,294          19,433
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      20,639   $         207   $      47,295   $      95,972
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    ING VP          ING VP          ING VP          ING VP
                                                                  INDEX PLUS      INDEX PLUS      INDEX PLUS     INTERNATIONAL
                                                                   LARGECAP         MIDCAP         SMALLCAP         EQUITY
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $     459,606   $      88,491   $      28,860   $      10,978

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                         (3,404)           (817)           (425)            (80)
   Net realized gain (loss) on investments and capital gains
      distributions                                                    (14,024)         (2,147)           (494)         (2,402)
   Net unrealized appreciation (depreciation) during the year          (92,339)        (20,160)         (9,009)           (405)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                 (109,767)        (23,124)         (9,928)         (2,887)

Changes from principal transactions:
   Total unit transactions                                              28,621          78,894          35,647             157
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         28,621          78,894          35,647             157
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                (81,146)         55,770          25,719          (2,730)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        378,460         144,261          54,579           8,248

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            144          (1,031)           (559)              3
   Net realized gain (loss) on investments and capital gains
      distributions                                                    (12,981)         (2,145)            (56)          1,452
   Net unrealized appreciation (depreciation) during the year          110,816          52,581          21,801           1,316
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   97,979          49,405          21,186           2,771

Changes from contract transactions:
   Total unit transactions                                              26,982          40,095          18,166             914
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         26,982          40,095          18,166             914
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                124,961          89,500          39,352           3,685
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     503,421   $     233,761   $      93,931   $      11,933
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    ING VP          ING VP          ING VP          ING VP
                                                                     SMALL           VALUE          GROWTH       INTERNATIONAL
                                                                    COMPANY       OPPORTUNITY    OPPORTUNITIES       VALUE
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $     134,200   $     118,660   $          10   $       1,529

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                           (741)           (727)             (1)             (5)
   Net realized gain (loss) on investments and capital gains
      distributions                                                    (11,913)         (5,360)            (14)           (281)
   Net unrealized appreciation (depreciation) during the year          (23,960)        (33,842)            (22)         (1,267)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                  (36,614)        (39,929)            (37)         (1,553)

Changes from principal transactions:
   Total unit transactions                                              17,499          36,614             185          12,849
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         17,499          36,614             185          12,849
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                (19,115)         (3,315)            148          11,296
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        115,085         115,345             158          12,825

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                           (998)           (277)             (6)             70
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (9,972)         (8,337)             38            (610)
   Net unrealized appreciation (depreciation) during the year           52,820          34,754             123           6,551
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   41,850          26,140             155           6,011

Changes from contract transactions:
   Total unit transactions                                              10,497          (8,309)            984          13,755
                                                                 -------------   -------------   -------------   -------------
Net increase (decrease) in assets derived from principal
   transactions                                                         10,497          (8,309)            984          13,755
                                                                 -------------   -------------   -------------   -------------

Total increase (decrease) in net assets                                 52,347          17,831           1,139          19,766
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     167,432   $     133,176   $       1,297   $      32,591
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                                                                     JANUS
                                                                                    ING VP          ING VP           ASPEN
                                                                    ING VP          MIDCAP         SMALLCAP         SERIES
                                                                   MAGNACAP      OPPORTUNITIES   OPPORTUNITIES     BALANCED
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $           -   $          30   $          59   $     338,450

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                              1              (2)            (10)          5,176
   Net realized gain (loss) on investments and capital gains
      distributions                                                         (3)            (45)           (143)          3,603
   Net unrealized appreciation (depreciation) during the year              (58)            (24)           (729)        (36,599)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      (60)            (71)           (882)        (27,820)

Changes from principal transactions:
   Total unit transactions                                                 604             498           3,062          42,910
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                            604             498           3,062          42,910
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                    544             427           2,180          15,090
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                            544             457           2,239         353,540

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                              1             (23)            (30)          4,325
   Net realized gain (loss) on investments and capital gains
      distributions                                                        (41)            155            (356)          4,890
   Net unrealized appreciation (depreciation) during the year              315             495           1,518          36,186
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      275             627           1,132          45,401

Changes from contract transactions:
   Total unit transactions                                                 752           3,107           4,674         (13,847)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                            752           3,107           4,674         (13,847)
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                  1,027           3,734           5,806          31,554
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $       1,571   $       4,191   $       8,045   $     385,094
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                  JANUS ASPEN     JANUS ASPEN        JANUS        JANUS ASPEN
                                                                    SERIES          SERIES           ASPEN          SERIES
                                                                    CAPITAL        FLEXIBLE         SERIES          MID CAP
                                                                 APPRECIATION       INCOME          GROWTH          GROWTH
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $         530   $      56,744   $     305,619   $     569,410

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                             (8)          2,675          (2,624)         (4,630)
   Net realized gain (loss) on investments and capital gains
      distributions                                                        (57)            436          (8,168)        (29,447)
   Net unrealized appreciation (depreciation) during the year             (142)          3,209         (70,336)       (125,671)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                     (207)          6,320         (81,128)       (159,748)

Changes from principal transactions:
   Total unit transactions                                               1,696          29,207         (25,325)        (40,478)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          1,696          29,207         (25,325)        (40,478)
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                  1,489          35,527        (106,453)       (200,226)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                          2,019          92,271         199,166         369,184

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            (22)          3,431          (2,049)         (4,273)
   Net realized gain (loss) on investments and capital gains
      distributions                                                        (25)          2,292         (15,905)        (55,409)
   Net unrealized appreciation (depreciation) during the year              573            (960)         76,212         179,054
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                      526           4,763          58,258         119,372

Changes from contract transactions:

   Total unit transactions                                                 632          (7,040)        (17,436)        (29,315)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                            632          (7,040)        (17,436)        (29,315)
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                  1,158          (2,277)         40,822          90,057
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $       3,177   $      89,994   $     239,988   $     459,241
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                  JANUS ASPEN                                     LORD ABBETT
                                                                    SERIES                        LORD ABBETT       MID-CAP
                                                                   WORLDWIDE         JANUS        GROWTH AND        VALUE -
                                                                    GROWTH          TWENTY          INCOME          CLASS A
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $     783,656   $         497   $       1,226   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                         (1,079)             (2)             13               -
   Net realized gain (loss) on investments and capital gains
      distributions                                                      9,133            (130)             (2)              -
   Net unrealized appreciation (depreciation) during the year         (206,185)              6            (936)              -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                 (198,131)           (126)           (925)              -

Changes from principal transactions:
   Total unit transactions                                             (72,082)             12          11,871              21
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                        (72,082)             12          11,871              21
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                               (270,213)           (114)         10,946              21
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        513,443             383          12,172              21

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            277              (2)             16               -
   Net realized gain (loss) on investments and capital gains
      distributions                                                    (17,365)            (39)            (40)             (2)
   Net unrealized appreciation (depreciation) during the year          123,499             143           7,960               -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                  106,411             102           7,936              (2)

Changes from contract transactions:
   Total unit transactions                                             (83,666)             78          30,424             (19)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                        (83,666)             78          30,424             (19)
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                 22,745             180          38,360             (21)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     536,188   $         563   $      50,532   $           -
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                     LORD
                                                                    ABBETT
                                                                    MID-CAP         MFS(R)        OPPENHEIMER     OPPENHEIMER
                                                                    VALUE -          TOTAL        DEVELOPING      AGGRESSIVE
                                                                   CLASS VC         RETURN          MARKETS         GROWTH
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $         265   $      21,228   $         223   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                             16             126               7               -
   Net realized gain (loss) on investments and capital gains
      distributions                                                        (44)            116            (216)              -
   Net unrealized appreciation (depreciation) during the year             (436)         (2,403)             26              (1)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                     (464)         (2,161)           (183)             (1)

Changes from principal transactions:
   Total unit transactions                                              10,323          20,271           1,254               4
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         10,323          20,271           1,254               4
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                  9,859          18,110           1,071               3
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                         10,124          39,338           1,294               3

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Operations:
   Net investment income (loss)                                            (52)            294             146               -
   Net realized gain (loss) on investments and capital gains
      distributions                                                         33            (263)          1,051               -
   Net unrealized appreciation (depreciation) during the year            4,466           7,216             383               1
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    4,447           7,247           1,580               1

Changes from contract transactions:
   Total unit transactions                                              13,938          11,448           3,374               -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         13,938          11,448           3,374               -
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                 18,385          18,695           4,954               1
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      28,509   $      58,033   $       6,248   $           4
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                  OPPENHEIMER                     OPPENHEIMER
                                                                    GLOBAL        OPPENHEIMER      STRATEGIC       PAX WORLD
                                                                  SECURITIES     MAIN STREET(R)      BOND          BALANCED
                                                                 -------------   --------------  -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $      86,986         $     -   $       9,817   $       2,309

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                           (615)              -             733              14
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (6,640)              -            (431)           (185)
   Net unrealized appreciation (depreciation) during the year          (23,058)             (5)            555             (54)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                  (30,313)             (5)            857            (225)

Changes from principal transactions:
   Total unit transactions                                              60,727              33           5,988            (479)
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         60,727              33           5,988            (479)
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                 30,414              28           6,845            (704)
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                        117,400              28          16,662           1,605

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                           (560)              -           1,110               6
   Net realized gain (loss) on investments and capital gains
      distributions                                                     (6,014)              -             969             (35)
   Net unrealized appreciation (depreciation) during the year           67,124               7           1,931             385
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                   60,550               7           4,010             356

Changes from contract transactions:
   Total unit transactions                                              73,093              (3)         11,935           1,644
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                         73,093              (3)         11,935           1,644
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                133,643               4          15,945           2,000
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $     251,043   $          32   $      32,607   $       3,605
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT C
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)

                                                                    PIONEER                         PIONEER
                                                                    EQUITY          PIONEER         MID CAP        TEMPLETON
                                                                    INCOME           FUND            VALUE          FOREIGN
                                                                 -------------   -------------   -------------   -------------
NET ASSETS AT JANUARY 1, 2002                                    $          88   $           9   $          81   $           -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                             35               1              (8)              -
   Net realized gain (loss) on investments and capital gains
      distributions                                                        (39)             (9)           (102)              -
   Net unrealized appreciation (depreciation) during the year             (169)            (16)            (99)              -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                     (173)            (24)           (209)              -

Changes from principal transactions:
   Total unit transactions                                               3,867             447           2,271               -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          3,867             447           2,271               -
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                  3,694             423           2,062               -
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                                          3,782             432           2,143               -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Operations:
   Net investment income (loss)                                            105               2             (38)             (6)
   Net realized gain (loss) on investments and capital gains
      distributions                                                         (9)             (3)             85               -
   Net unrealized appreciation (depreciation) during the year            1,446             219           1,583               -
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in net assets from operations                    1,542             218           1,630              (6)

Changes from contract transactions:
   Total unit transactions                                               5,367             872           7,962               6
                                                                 -------------   -------------   -------------   -------------

Net increase (decrease) in assets derived from principal
   transactions                                                          5,367             872           7,962               6
                                                                 -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                  6,909           1,090           9,592               -
                                                                 -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                                  $      10,691   $       1,522   $      11,735   $           -
                                                                 =============   =============   =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") was established by ING Life Insurance and Annuity Company ("ILIAC" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly-owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

     The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     At December 31, 2003, the Account had 94 investment divisions (the "Divisions"), 37 of which invest in independently managed mutual funds and 57 of which invest in mutual funds managed by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2003 and related Trusts are as follows:

      AIM Variable Insurance Funds:
         AIM V.I. Capital Appreciation Fund-Series I
         AIM V.I. Core Equity Fund-Series I
         AIM V.I. Growth Fund-Series I
         AIM V.I. Premier Equity Fund-Series I
      American Century(R) Income & Growth Fund-Advisor Class
      Baron Growth Fund**
      Calvert Variable Series, Inc.:
         Calvert Social Balanced Portfolio
      Evergreen Special Values Fund-Class A
      Fidelity(R) Variable Insurance Products:
         Fidelity(R) VIP ASSET MANAGER(SM) Portfolio-
            Initial Class
         Fidelity(R) VIP Contrafund(R) Portfolio-
            Initial Class
         Fidelity(R) VIP Equity-Income Portfolio-
            Initial Class
         Fidelity(R) VIP Growth Portfolio-Initial Class
         Fidelity(R) VIP High Income Portfolio-
            Initial Class
         Fidelity(R) VIP Index 500 Portfolio-
            Initial Class
         Fidelity(R) VIP Overseas Portfolio-
            Initial Class
      Franklin Templeton Variable Insurance
           Products Trust:
         Franklin Small Cap Value Securities Fund-
           Class 2
      ING GET Funds:
         ING GET Fund - Series D
         ING GET Fund - Series E
         ING GET Fund - Series G
         ING GET Fund - Series H
         ING GET Fund - Series I
         ING GET Fund - Series J
         ING GET Fund - Series K
         ING GET Fund - Series L
         ING GET Fund - Series Q
         ING GET Fund - Series S*
      ING VP Balanced Portfolios, Inc. - Class R
      ING VP Bond Portfolio-Class R
      ING VP Emerging Markets Fund
      ING VP Money Market Portfolio-Class R
      ING VP Natural Resources Trust
      ING Investors Trust:
         ING MFS Total Return Portfolio - Service**
         ING T. Rowe Price Equity Income -
           Service**
      ING Partners, Inc.:
          ING DSI Enhanced Index Portfolio-Service
            Class*
         ING Alger Aggressive Growth
             Portfolio-Initial Class*
         ING Alger Aggressive Growth
            Portfolio-Service Class*
         ING Alger Growth Portfolio-Service Class
          ING American Century Small Cap Value
            Portfolio-Service Class*
         ING Baron Small Cap Growth
            Portfolio-Service Class*
         ING Goldman Sachs(R) Capital Growth
            Portfolio-Service Class*
         ING JPMorgan Fleming International
           Portfolio-Initial Class
         ING JPMorgan Mid Cap Value
           Portfolio-Service Class*
         ING MFS Capital Opportunities
           Portfolio-Initial Class
         ING MFS Global Growth Portfolio-Service
           Class*
         ING MFS Research Equity Portfolio-Initial
           Class
         ING OpCap Balanced Value
           Portfolio-Service Class*
         ING PIMCO Total Return Portfolio-Service
           Class*
         ING Salomon Brothers Aggressive Growth
           Portfolio-Initial Class

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

      ING Partners, Inc. (continued):
         ING Salomon Brothers Fundamental Value
           Portfolio-Service Class*
         ING Salomon Brothers Investors Value Portfolio-
           Service Class*
         ING T. Rowe Price Growth Equity Portfolio-
           Initial Class
         ING UBS Tactical Asset Allocation
           Portfolio-Service Class*
         ING Van Kampen Comstock Portfolio-
           Service Class*
      ING Strategic Allocation Portfolios, Inc.:
         ING VP Strategic Allocation Balanced
           Portfolio-Class R
         ING VP Strategic Allocation Growth
           Portfolio-Class R
         ING VP Strategic Allocation Income
              Portfolio-Class R
      ING Variable Funds:
         ING VP Growth and Income Portfolio-Class R
      ING Variable Insurance Trust:
         ING GET US Core Portfolio - Series 1**
         ING GET US Core Portfolio - Series 2**
         ING GET US Core Portfolio - Series 3**
      ING Variable Portfolios, Inc.:
         ING VP Technology Portfolio-Class R
         ING VP Growth Portfolio-Class R
         ING VP Index Plus LargeCap Portfolio-
           Class R
         ING VP Index Plus MidCap Portfolio-
           Class R
         ING VP Index Plus SmallCap Portfolio-
           Class R
         ING VP International Equity Portfolio-
           Class R
         ING VP Small Company Portfolio-
           Class R
         ING VP Value Opportunity Portfolio-
           Class R
      ING Variable Products Trust:
         ING VP Growth Opportunities Portfolio-
           Class R
         ING VP International Value Portfolio-
           Class R
         ING VP MagnaCap Portfolio-
           Class R*
         ING VP MidCap Opportunities
           Portfolio-Class R
         ING VP SmallCap Opportunities
           Portfolio-Class R
      Janus Aspen Series:
         Janus Aspen Balanced Portfolio-
           Institutional Shares
         Janus Aspen Capital Appreciation
            Portfolio-Service Shares
         Janus Aspen Flexible Income
            Portfolio-Institutional Shares
         Janus Aspen Growth
           Portfolio-Institutional Shares
         Janus Aspen Mid Cap Growth
           Portfolio-Institutional Shares
         Janus Aspen Worldwide Growth
           Portfolio-Institutional Shares
      Janus Twenty Fund
      Lord Abbett Series Fund, Inc.:
         Lord Abbett Growth and Income Portfolio -
           Class VC
         Lord Abbett Mid-Cap Value Portfolio-
           Class VC
      MFS(R) Variable Insurance Trust(SM):
           MFS(R) Total Return Series-Initial Class
      Oppenheimer Developing Markets Fund -
         Class A
      Oppenheimer Variable Account Funds:
         Oppenheimer Aggressive Growth
           Fund/VA*
         Oppenheimer Global Securities Fund/VA
         Oppenheimer Main Street(R) Fund/VA*
         Oppenheimer Strategic Bond Fund/VA
      Pax World Balanced Fund, Inc.
      Pioneer Variable Contracts Trust:
         Pioneer Equity Income VCT Portfolio-
           Class I
         Pioneer Fund VCT Portfolio-Class I
         Pioneer Mid Cap Value VCT Portfolio-
           Class I

      *      Investment Division added in 2002
      **     Investment Division added in 2003

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     The following Divisions were closed to Contractowners during 2003:

     Baron Growth Fund
     Chapman DEM(R) Equity Fund-Institutional Shares
     Templeton Foreign Fund, Inc.- Class A

     At December 21, 2003, the following Divisions were available, but did not have investments:

     AIM Growth Series:
        AIM Mid Cap Core Equity Fund - Class A
     AllianceBernstein Growth and Income Fund - Class A
     American Balance Fund(R) - Class R-3
     Ariel Appreciation Fund
     Ariel Fund
     Baron Asset Fund
     Euro Pacific Growth Fund(R) - Class R-3
     Fidelity(R) Advisor Mid Cap Fund - Class T
     Franklin Mutual Series Fund, Inc.:
        Franklin Mutual Discovery Fund - Class R
     Franklin Strategic Series:
        Franklin Small-Mid Cap Growth Fund - Class A
     The Growth Fund of America(R) - Class A
     The Growth Fund of America(R) - Class R-3
     ING Equity Trust:
        ING Financial Services Fund - Class A
        ING LargeCap Growth Fund - Class A
        ING Real Estate Fund - Class A
     ING Funds Trust:
        ING GNMA Income Fund - Class A
        ING Intermediate Bond Fund - Class A
     ING Mutual Funds:
        ING International Fund - Class Q
        ING International Small Cap Growth Fund - Class A
     ING Partners, Inc.:
        ING JPMorgan Fleming International Portfolio -
           Service Class
        ING Salomon Brothers Aggressive Growth Portfolio -
           Service Class
        ING T. Rowe Price Growth Equity Portfolio - Service
           Class

     INVESCO Health Science Fund - Investors Class
     The Income Fund of America(R) - Class R-3
     Janus Adviser Series:
        Janus Adviser Balanced Fund - Class I
        Janus Adviser Flexible Income Fund - Class I
     Legg Mason Value Trust, Inc. - Primary Class
     Lord Abbett Affiliated Fund - Class A
     Lord Abbett Series Fund, Inc.:
        Lord Abbett Mid-Cap Value Portfolio - Class A
        Lord Abbett Small Cap Value Fund - Class A
     Massachusetts Investors Growth Stock Fund - Class A
     New Perspective Fund(R) - Class R-3
     Oppenheimer Capital Appreciation Fund
     Oppenheimer Global Fund - Class A
     Oppenheimer Main Street(R) Fund - Class A
     PIMCO NFJ Small-Cap Value Fund - Class A
     Pioneer Equity-Income VCT Portfolio - Class A
     Pioneer Fund - Class A
     Pioneer High Yield Fund - Class A
     Scudder Equity 500 Index Fund - Investment Class
     T. Rowe Price Mid-Cap Value Fund - Class R
     Templeton Growth Fund, Inc. - Class A
     UBS U.S. Small Cap Growth Fund - Class A
     Washington Mutual Investors Fund(SM) - Class R-3

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     The names of certain Divisions were changed during 2003. The following is a summary of current and former names for those Divisions:

                        CURRENT NAME                                     FORMER NAME
     -----------------------------------------------    -----------------------------------------------
     Fidelity(R) Variable Insurance Products:           Fidelity(R) Variable Insurance Products II:
           Fidelity(R) VIP ASSET MANAGER(SM)                Fidelity(R) VIP II ASSET MANAGER(SM)
           Fidelity(R) VIP Contrafund(R)                    Fidelity(R) VIP II Contrafund(R)
           Fidelity(R) VIP Index 500                        Fidelity(R) VIP II Index 500
     ING Partners, Inc.:                                ING Partners, Inc.:
           ING MFS Research Equity                         ING MFS Research
           ING Salomon Brothers Fundamental Value          ING Salomon Brothers Capital
     Janus Aspen Series:                                Janus Aspen Series:
           Janus Aspen Mid Cap Growth                      Janus Aspen Aggressive Growth
     Oppenheimer Variable Account Funds:                Oppenheimer Variable Account Funds:
           Oppenheimer Main Street(R)                      Oppenheimer Main Street(R) Growth & Income

     During 2003, the Champman DEM(R) Equity Fund - Institutional Shares and Lord Abbett Mid-Cap Value Fund - Class A were closed to Contractowners.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies of the
     Account:

     USE OF ESTIMATES

     The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     INVESTMENTS

     Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in, first-out basis. The difference between cost and current market value on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

     FEDERAL INCOME TAXES

     Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ILIAC.

     VARIABLE ANNUITY RESERVES

     Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the aggregate account values of the Contractowners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the Contractowner elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by ILIAC and may result in additional amounts being transferred into the Account by ILIAC to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND FEES

     Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

     MORTALITY AND EXPENSE RISK CHARGES

     ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contract.

     ADMINISTRATIVE CHARGES

     A daily charge at an annual rate of up to 0.25% of the assets attributable to the Contracts is deducted, as specified in the Contract, for administrative charges related to the Account.

     CONTRACT MAINTENANCE CHARGES

     For certain Contracts, an annual Contract maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

     CONTINGENT DEFERRED SALES CHARGES

     For certain Contracts, a contingent deferred sales charge is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

     PREMIUM TAXES

     For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 4.0% of premiums.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

4.   RELATED PARTY TRANSACTIONS

     During the year ended December 31, 2003, management and service fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING VP Bond Portfolio, ING VP Money Market Portfolio, ING VP Balanced Portfolios, Inc., ING Variable Portfolios, Inc., ING VP Emerging Markets Fund, Inc., ING VP Natural Resources Trust, ING VP Growth and Income Portfolio, ING Strategic Allocation Portfolios, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust. In addition, management fees were paid to ING Life Insurance and Annuity Company, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.50% to 1.00% of the average net assets of each respective Fund of the Trust.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENT SECURITIES

     The aggregate cost of purchases and proceeds from sales of investments follow:

                                                                   YEAR ENDED DECEMBER 31
                                                               2003                      2002
                                                     -----------------------   -----------------------
                                                      PURCHASES      SALES      PURCHASES      SALES
                                                     -----------   ---------   -----------   ---------
                                                                    (DOLLARS IN THOUSANDS)
     AIM Variable Insurance Funds:
        AIM V.I. Capital Appreciation                $     3,360   $   2,720   $     4,305   $   3,212
        AIM V.I. Core Equity                               3,229       3,479         4,639       7,235
        AIM V.I. Growth                                    3,261       1,503         4,032       3,078
        AIM V.I. Premier Equity                            2,727       1,780         5,382       4,492
     American Century(R) Income & Growth                   1,932       1,032         1,593         843
     Baron Growth                                            130         129             -           -
     Calvert Variable Series, Inc.:
        Calvert Social Balanced                            6,802       4,502         5,053       5,018
     Chapman DEM(R) Equity                                     2          53         1,891       1,886
     Evergreen Special Values                              5,901       2,000         8,955       2,195
     Fidelity(R) Variable Insurance Products:
        Fidelity(R) VIP ASSET MANAGER(SM)                  2,606       1,719         2,132       2,720
        Fidelity(R) VIP Contrafund(R)                     82,727      16,424        65,465      17,163
        Fidelity(R) VIP Equity-Income                     47,066      14,323        62,848      17,196
        Fidelity(R) VIP Growth                            35,922      23,493        35,080      22,830
        Fidelity(R) VIP High Income                       33,252      30,625        10,447       9,409
        Fidelity(R) VIP Index 500                         17,461       9,452        12,610      12,891
        Fidelity(R) VIP Overseas                         395,384     388,671       281,455     280,916
     Franklin Templeton Variable Insurance                                               -           -
        Products Trust:
        Franklin Small Cap Value Securities               16,848      12,347        11,106       1,680
     The Growth Fund of America(R) - Class A                 377         385             -           -
     ING GET Funds:
        ING GET Fund - Series D                            9,899      86,343        11,539      56,298
        ING GET Fund - Series E                            5,190      28,667         5,420      19,105
        ING GET Fund - Series G                            1,243       6,668         1,767       6,055
        ING GET Fund - Series H                            1,175       5,706         1,130       3,900
        ING GET Fund - Series I                               93         187            45         127
        ING GET Fund - Series J                               69          74            13           9
        ING GET Fund - Series K                              128         424            59         346
        ING GET Fund - Series L                               42         177             1         148
        ING GET Fund - Series Q                                -         889         1,722         348
        ING GET Fund - Series S                               84      16,041        47,018         713
     ING VP Balanced                                      37,020      69,628        17,169     102,630
     ING VP Bond                                          33,833     102,976        84,342      53,732
     ING VP Emerging Markets                              70,319      69,829        47,683      47,805
     ING VP Money Market                               1,131,288   1,239,896     1,389,100   1,386,608
     ING VP Natural Resources                              5,744       6,927         4,360       4,778

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                   YEAR ENDED DECEMBER 31
                                                               2003                      2002
                                                     -----------------------   -----------------------
                                                      PURCHASES      SALES      PURCHASES      SALES
                                                     -----------   ---------   -----------   ---------
                                                                   (DOLLARS IN THOUSANDS)
     ING Investors Trust:
        ING MFS Total Return                         $     7,972   $      85   $         -   $       -
        ING T. Rowe Price Equity Income                    2,306         353             -           -
     ING Partners, Inc.:
        ING DSI Enhanced Index                               684         111           188          55
        ING Alger Aggressive Growth - Initial Class          111         101             -           -
        ING Alger Aggressive Growth - Service Class        9,052       1,688         1,108         130
        ING Alger Growth                                   2,164         521           286          14
        ING American Century Small Cap Value               3,972         503         3,070       1,086
        ING Baron Small Cap Growth                        10,703       1,140         4,072         754
        ING Goldman Sachs(R) Capital Growth                  588         230           497         132
        ING JPMorgan Fleming International               682,940     697,566       877,752     896,772
        ING JPMorgan Mid Cap Value                         3,093         684         1,323         286
        ING MFS Capital Opportunities                      7,070      18,461         7,581      31,352
        ING MFS Global Growth                              1,857         980           525         312
        ING MFS Research Equity                            5,467      17,682         3,898      19,904
        ING OpCap Balanced  Value                          8,320         413           620         120
        ING PIMCO Total Return                            35,648      20,611        17,098       1,052
        ING Salomon Brothers Aggressive Growth            24,087      25,896        10,302      35,081
        ING Salomon Brothers Fundamental Value            11,986       3,925           445         188
        ING Salomon Brother Investors Value                3,359         574           726          58
        ING T. Rowe Price Growth Equity                   34,215      11,462        17,850      17,806
        ING UBS Tactical Asset Allocation                    808         529           740         250
        ING Van Kampen Comstock                           20,406         485         8,601          36
     ING Strategic Allocation Portfolios, Inc.:
        ING VP Strategic Allocation Balanced               6,498       4,463         4,620       7,022
        ING VP Strategic Allocation Growth                 5,494       4,688         5,098       5,763
        ING VP Strategic Allocation Income                 4,504       5,584         5,482       8,179
     ING Variable Funds:
        ING VP Growth and Income                          14,919     348,130        28,885     470,112
     ING Variable Insurance Trust:
        ING GET US Core - Series 1                         2,371          72             -           -
        ING GET US Core - Series 2                        20,499          14             -           -
        ING GET US Core - Series 3                           207           -             -           -
     ING Variable Portfolios, Inc.:
        ING VP Technology                                 33,815      21,297        32,390      25,195
        ING VP Growth                                      9,981      13,305         7,859      18,432
        ING VP Index Plus LargeCap                        61,327      34,201        56,456      31,240
        ING VP Index Plus MidCap                          52,770      13,706        88,754      10,667
        ING VP Index Plus SmallCap                        33,506      15,899        47,752      11,943

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                   YEAR ENDED DECEMBER 31
                                                               2003                      2002
                                                     -----------------------   -----------------------
                                                      PURCHASES      SALES      PURCHASES      SALES
                                                     -----------   ---------   -----------   ---------
                                                                    (DOLLARS IN THOUSANDS)
     ING Variable Portfolios, Inc. (continued):
        ING VP International Equity                  $    27,126   $  26,209   $    25,699   $  25,622
        ING VP Small Company                              81,863      72,364       115,601      98,843
        ING VP Value Opportunity                          10,678      19,264        45,669       9,782
     ING Variable Products Trust:
        ING VP Growth Opportunities                        1,325         347           262          77
        ING VP International Value                        17,423       3,598        15,013       2,169
        ING VP MagnaCap                                      958         205           612           7
        ING VP MidCap Opportunties                         4,145       1,061           737         241
        ING VP SmallCap Opportunities                      5,880       1,236         3,521         469
     Janus Aspen Series:
        Janus Aspen Balanced                              40,324      49,846        65,771      17,686
        Janus Aspen Capital Appreciation                   1,344         734         2,131         443
        Janus Aspen Flexible Income                       27,330      30,939        48,621      16,738
        Janus Aspen Growth                                11,473      30,958        12,205      40,153
        Janus Aspen Mid Cap Growth                        26,548      60,136        35,945      81,054
        Janus Aspen Worldwide Growth                      31,915     115,304        39,362     112,523
     Janus Twenty                                            141          65           179         168
     Lord Abbett Series Fund, Inc.:
        Lord Abbett Growth and Income                     30,750         310        12,116         230
        Lord Abbett Mid-Cap Value - Class A                   93         112            21           -
        Lord Abbett Mid-Cap Value - Class VC              17,073       2,921        10,914         575
     MFS(R) Variable Insurance Trust(SM):
        MFS(R) Total Return                               15,279       3,537        23,543       2,786
     Oppenheimer Developing Markets                       24,991      21,471         7,273       6,012
     Oppenheimer Variable Account Funds:
        Oppenheimer Aggressive Growth                          1           1             5           1
        Oppenheimer Global Securities                     82,514       9,981        70,668      10,556
        Oppenheimer Main Street(R)                             -           3            36           3
        Oppenheimer Strategic Bond                        37,158      24,113        13,925       7,204
     Pax World Balanced                                    1,863         213           685       1,150
     Pioneer Variable Contracts Trust:
        Pioneer Equity Income                              7,522       2,050         4,146         244
        Pioneer Fund                                         990         116           514          66
        Pioneer Mid Cap Value                              9,551       1,627         2,985         689
     Templeton Foreign                                        60          60             -           -

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

6.   CHANGES IN UNITS

     The changes in units outstanding were as follows:

                                                                            YEAR ENDED DECEMBER 31
                                                                          2003                2002
                                                                    ----------------    ----------------
                                                                    NET UNITS ISSUED    NET UNITS ISSUED
                                                                       (REDEEMED)          (REDEEMED)
                                                                    ----------------    ----------------
     AIM Variable Insurance Funds:
        AIM V.I. Capital Appreciation                                        121,881             169,039
        AIM V.I. Core Equity                                                 (30,959)           (343,354)
        AIM V.I. Growth                                                      420,791             189,557
        AIM V.I. Premier Equity                                              179,709              94,922
     American Century(R) Income & Growth                                     112,975              97,487
     Baron Growth                                                                 22                   -
     Calvert Variable Series, Inc.:
        Calvert Social Balanced                                              147,970              (8,328)
     Chapman DEM(R) Equity                                                         -              (2,573)
     Evergreen Special Values                                                299,098             502,950
     Fidelity(R) Variable Insurance Products:
        Fidelity(R) VIP ASSET MANAGER(SM)                                     24,732             (84,867)
        Fidelity(R) VIP Contrafund(R)                                      4,004,285           3,125,242
        Fidelity(R) VIP Equity-Income                                      2,232,358           2,601,117
        Fidelity(R) VIP Growth                                             1,287,068           1,083,971
        Fidelity(R) VIP High Income                                          337,345             118,575
        Fidelity(R) VIP Index 500                                            402,973             (76,688)
        Fidelity(R) VIP Overseas                                             789,491             412,766
     Franklin Templeton Variable Insurance Products Trust:
        Franklin Small Cap Value Securities                                  452,082             847,140
     ING GET Funds:
        ING GET Fund - Series D                                           (7,959,655)         (5,119,012)
        ING GET Fund - Series E                                           (2,482,898)         (1,630,786)
        ING GET Fund - Series G                                             (594,633)           (504,253)
        ING GET Fund - Series H                                             (485,782)           (327,405)
        ING GET Fund - Series I                                              (11,016)            (10,456)
        ING GET Fund - Series J                                               (1,059)               (247)
        ING GET Fund - Series K                                              (32,282)            (31,737)
        ING GET Fund - Series L                                              (15,766)            (13,498)
        ING GET Fund - Series Q                                              (80,054)            133,484
        ING GET Fund - Series S                                           (1,517,841)          4,623,710
     ING VP Balanced                                                      (1,112,753)         (4,288,778)
     ING VP Bond                                                          (3,323,438)            895,292
     ING VP Emerging Markets                                                 102,010              11,496
     ING VP Money Market                                                  (6,220,704)           (514,318)
     ING VP Natural Resources                                                (81,853)            (38,669)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                            YEAR ENDED DECEMBER 31
                                                                          2003                2002
                                                                    ----------------    ----------------
                                                                    NET UNITS ISSUED    NET UNITS ISSUED
                                                                       (REDEEMED)          (REDEEMED)
                                                                    ----------------    ----------------
     ING Investors Trust:
        ING MFS Total Return                                                 700,937                   -
        ING T. Rowe Price Equity Income                                      165,547                   -
     ING Partners, Inc.:
        ING DSI Enhanced Index                                                81,415              19,200
        ING Alger Aggressive Growth - Initial Class                            1,154                   -
        ING Alger Aggressive Growth - Service Class                        1,121,316             165,744
        ING Alger Growth                                                     214,030              38,880
        ING American Century Small Cap Value                                 355,593             226,876
        ING Baron Small Cap Growth                                           940,630             372,442
        ING Goldman Sachs(R) Capital Growth                                   40,099              42,741
        ING JPMorgan Fleming International                                  (560,840)           (721,355)
        ING JPMorgan Mid Cap Value                                           225,796             113,165
        ING MFS Capital Opportunities                                       (537,394)         (1,173,796)
        ING MFS Global Growth                                                 94,892              24,287
        ING MFS Research Equity                                             (918,451)         (1,288,144)
        ING OpCap Balanced Value                                             692,988              59,218
        ING PIMCO Total Return                                             1,327,641           1,517,719
        ING Salomon Brothers Aggressive Growth                               328,935          (2,326,937)
        ING Salomon Brothers Fundamental Value                               554,916              22,856
        ING Salomon Brother Investors Value                                  253,762              67,275
        ING T. Rowe Price Growth Equity                                    1,554,224              63,416
        ING UBS Tactical Asset Allocation                                      7,611              42,475
        ING Van Kampen Comstock                                            1,967,779             982,853
     ING Strategic Allocation Portfolios, Inc.:
        ING VP Strategic Allocation Balanced                                 108,957            (237,027)
        ING VP Strategic Allocation Growth                                    98,672             (78,417)
        ING VP Strategic Allocation Income                                  (108,451)           (253,276)
     ING Variable Funds:
        ING VP Growth and Income                                         (17,517,346)           (790,096)
     ING Variable Insurance Trust:
        ING GET US Core - Series 1                                           231,302                   -
        ING GET US Core - Series 2                                         2,055,233                   -
        ING GET US Core - Series 3                                            20,674                   -
     ING Variable Portfolios, Inc.:
        ING VP Technology                                                  3,763,655           1,759,349
        ING VP Growth                                                       (183,843)        (22,806,058)
        ING VP Index Plus LargeCap                                         2,013,333           1,834,250
        ING VP Index Plus MidCap                                           2,691,961           5,293,258
        ING VP Index Plus SmallCap                                         1,631,088           3,221,273
        ING VP International Equity                                          135,837              46,227
        ING VP Small Company                                                 617,906           1,138,936
        ING VP Value Opportunity                                            (669,895)          2,310,707

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                            YEAR ENDED DECEMBER 31
                                                                          2003                2002
                                                                    ----------------    ----------------
                                                                    NET UNITS ISSUED    NET UNITS ISSUED
                                                                       (REDEEMED)          (REDEEMED)
                                                                    ----------------    ----------------
     ING Variable Products Trust:
        ING VP Growth Opportunities                                          137,247              25,196
        ING VP International Value                                         1,554,185           1,442,929
        ING VP MagnaCap                                                       97,929              79,533
        ING VP MidCap Opportunties                                           381,501              62,747
        ING VP SmallCap Opportunities                                        723,325             439,781
     Janus Aspen Series:
        Janus Aspen Balanced                                                (516,201)          2,716,798
        Janus Aspen Capital Appreciation                                      96,747             254,156
        Janus Aspen Flexible Income                                         (357,321)          1,849,774
        Janus Aspen Growth                                                (1,192,449)     (1,714,452,627)
        Janus Aspen Mid Cap Growth                                        (1,685,384)         (2,767,545)
        Janus Aspen Worldwide Growth                                      (5,189,406)         (4,136,407)
     Janus Twenty                                                             18,414               2,274
     Lord Abbett Series Fund, Inc.:
        Lord Abbett Growth and Income                                      3,406,125           1,418,813
        Lord Abbett Mid-Cap Value - Class A                                        -               2,255
        Lord Abbett Mid-Cap Value - Class VC                               1,521,794           1,184,575
     MFS(R) Variable Insurance Trust(SM):
        MFS(R) Total Return                                                  970,674           1,699,997
     Oppenheimer Developing Markets                                          283,558             120,880
     Oppenheimer Variable Account Funds:
        Oppenheimer Aggressive Growth                                              -                   -
        Oppenheimer Global Securities                                      5,451,438           4,562,324
        Oppenheimer Main Street(R)                                                 -                   -
        Oppenheimer Strategic Bond                                           996,074             550,284
     Pax World Balanced                                                      182,421             (58,236)
     Pioneer Variable Contracts Trust:
        Pioneer Equity Income                                                624,038             462,635
        Pioneer Fund                                                         107,358              56,238
        Pioneer Mid Cap Value                                                738,490             236,696

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

7.   UNIT SUMMARY

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        AIM V.I. CAPITAL APPRECIATION
        Contracts in accumulation period:
            Qualified III                                  532.095   $     8.88   $          4,725
            Qualified VI                             1,061,604.680         8.76          9,299,657
            Qualified VIII                               1,716.667         8.76             15,038
            Qualified X (1.15)                           5,848.750         8.80             51,469
            Qualified X (1.25)                          85,636.644         8.76            750,177
            Qualified XII (0.05)                        22,414.811         8.98            201,285
            Qualified XII (0.15)                         4,486.869         9.90             44,420
            Qualified XII (0.25)                        27,214.379         9.18            249,828
            Qualified XII (0.35)                        22,409.300         9.14            204,821
            Qualified XII (0.45)                         2,225.055         9.10             20,248
            Qualified XII (0.55)                        12,055.359         9.05            109,101
            Qualified XII (0.60)                        16,905.759         9.03            152,659
            Qualified XII (0.65)                         5,328.413         9.01             48,009
            Qualified XII (0.70)                        37,537.709         8.99            337,464
            Qualified XII (0.75)                        20,975.251         8.97            188,148
            Qualified XII (0.80)                       160,001.788         8.95          1,432,016
            Qualified XII (0.85)                       101,589.026         8.93            907,190
            Qualified XII (0.90)                         3,991.021         8.91             35,560
            Qualified XII (0.95)                        91,829.055         8.88            815,442
            Qualified XII (1.00)                       245,970.654         8.86          2,179,300
            Qualified XII (1.05)                        17,248.303         8.84            152,475
            Qualified XII (1.10)                        19,873.696         8.82            175,286
            Qualified XII (1.15)                         6,641.250         8.80             58,443
            Qualified XII (1.20)                        21,903.303         8.78            192,311
            Qualified XII (1.25)                        23,113.699         8.76            202,476
            Qualified XII (1.30)                         3,132.380         8.74             27,377
            Qualified XII (1.35)                         3,007.110         8.72             26,222
            Qualified XII (1.40)                        12,365.747         8.70            107,582
            Qualified XII (1.50)                         7,894.804         8.66             68,369
            Qualified XV                                 4,770.316         8.86             42,265
            Qualified XVI                               21,151.732         8.66            183,174
            Qualified XVII                                 817.466         8.76              7,161
            Qualified XVIII                              6,130.023         8.76             53,699
            Qualified XXI                               10,286.547         8.92             91,756
            Qualified XXIV                              83,843.146         8.90            746,204
            Qualified XXV                               17,452.696         8.90            155,329
            Qualified XXVI                               4,297.066         8.86             38,072
            Qualified XXVII                            213,321.572         5.47          1,166,869
            Qualified XXXII                              1,939.219        10.25             19,877
                                                   ---------------                ----------------
                                                     2,409,463.360                $     20,561,504
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        AIM V.I. CORE EQUITY
        Contracts in accumulation period:
            Qualified VI                             2,531,856.088   $     7.72   $     19,545,929
            Qualified VIII                                 727.626         7.71              5,610
            Qualified X (1.15)                           1,241.290         7.75              9,620
            Qualified X (1.25)                         177,651.684         7.72          1,371,471
            Qualified XII (0.05)                        25,910.872         7.91            204,955
            Qualified XII (0.15)                         2,140.116        10.32             22,086
            Qualified XII (0.25)                        66,733.498         8.09            539,874
            Qualified XII (0.35)                        23,186.584         8.05            186,652
            Qualified XII (0.45)                         9,808.988         8.01             78,570
            Qualified XII (0.55)                        42,325.564         7.98            337,758
            Qualified XII (0.60)                        73,389.196         7.96            584,178
            Qualified XII (0.65)                         3,382.494         7.94             26,857
            Qualified XII (0.70)                        54,465.783         7.92            431,369
            Qualified XII (0.75)                        54,338.101         7.90            429,271
            Qualified XII (0.80)                       421,225.127         7.88          3,319,254
            Qualified XII (0.85)                       149,090.331         7.86          1,171,850
            Qualified XII (0.90)                         1,757.834         7.85             13,799
            Qualified XII (0.95)                       151,077.140         7.83          1,182,934
            Qualified XII (1.00)                       932,379.386         7.81          7,281,883
            Qualified XII (1.05)                        73,241.848         7.79            570,554
            Qualified XII (1.10)                        35,061.777         7.77            272,430
            Qualified XII (1.15)                        35,069.936         7.75            271,792
            Qualified XII (1.20)                        54,657.623         7.74            423,050
            Qualified XII (1.25)                        36,256.736         7.72            279,902
            Qualified XII (1.30)                         6,389.221         7.70             49,197
            Qualified XII (1.35)                         3,571.224         7.68             27,427
            Qualified XII (1.40)                        22,662.402         7.66            173,594
            Qualified XII (1.45)                         2,679.477         7.65             20,498
            Qualified XII (1.50)                         6,077.981         7.63             46,375
            Qualified XV                                 5,704.225         7.81             44,550
            Qualified XVI                               39,055.570         7.63            297,994
            Qualified XVII                               6,715.026         7.72             51,840
            Qualified XVIII                              9,960.492         7.72             76,895
            Qualified XXI                                5,119.720         7.86             40,241
            Qualified XXIV                              52,534.056         7.84            411,867
            Qualified XXV                               21,935.459         7.84            171,974
            Qualified XXVI                              22,411.139         7.81            175,031
            Qualified XXVII                            378,273.539         6.16          2,330,165
            Qualified XXXII                              4,157.281        10.37             43,111
                                                   ---------------                ----------------
                                                     5,544,222.434                $     42,522,407
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        AIM V.I. GROWTH
        Contracts in accumulation period:
            Qualified III                                2,197.711   $     5.68   $         12,483
            Qualified VI                             1,388,622.122         5.47          7,595,763
            Qualified X (1.15)                           1,095.810         5.49              6,016
            Qualified X (1.25)                         117,002.376         5.47            640,003
            Qualified XII (0.05)                         7,737.011         5.62             43,482
            Qualified XII (0.15)                         1,828.256         8.60             15,723
            Qualified XII (0.25)                        29,956.371         5.73            171,650
            Qualified XII (0.35)                        17,087.193         5.70             97,397
            Qualified XII (0.45)                           288.029         5.68              1,636
            Qualified XII (0.55)                        19,240.708         5.65            108,710
            Qualified XII (0.60)                        17,757.092         5.64            100,150
            Qualified XII (0.65)                         7,603.382         5.62             42,731
            Qualified XII (0.70)                        51,288.949         5.61            287,731
            Qualified XII (0.75)                        36,736.428         5.60            205,724
            Qualified XII (0.80)                       312,002.867         5.58          1,740,976
            Qualified XII (0.85)                       118,546.859         5.57            660,306
            Qualified XII (0.90)                         8,878.957         5.56             49,367
            Qualified XII (0.95)                       107,652.165         5.54            596,393
            Qualified XII (1.00)                       330,345.208         5.53          1,826,809
            Qualified XII (1.05)                        32,898.369         5.52            181,599
            Qualified XII (1.10)                        24,025.408         5.51            132,380
            Qualified XII (1.15)                         8,684.153         5.49             47,676
            Qualified XII (1.20)                        66,502.920         5.48            364,436
            Qualified XII (1.25)                        35,694.516         5.47            195,249
            Qualified XII (1.30)                         1,069.174         5.45              5,827
            Qualified XII (1.35)                         2,359.559         5.44             12,836
            Qualified XII (1.40)                        28,200.922         5.43            153,131
            Qualified XII (1.45)                            26.014         5.42                141
            Qualified XII (1.50)                         3,622.963         5.40             19,564
            Qualified XV                                 7,171.893         5.55             39,804
            Qualified XVI                               45,020.556         5.40            243,111
            Qualified XVII                               8,544.059         5.47             46,736
            Qualified XVIII                              2,873.309         5.47             15,717
            Qualified XXI                               11,427.371         5.59             63,879
            Qualified XXIV                              50,868.525         5.56            282,829
            Qualified XXV                               12,573.021         5.56             69,906
            Qualified XXVI                              13,662.388         5.53             75,553
            Qualified XXVII                            209,074.999         4.16            869,752
            Qualified XXXII                              3,056.135        10.35             31,631
                                                   ---------------                ----------------
                                                     3,143,223.748                $     17,054,807
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                                      EXTENDED
                   DIVISION/CONTRACT                    UNITS        UNIT VALUE        VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        AIM V.I. PREMIER EQUITY
        Currently payable annuity contracts:                                      $          4,275
        Contracts in accumulation period:
            Qualified III                                  350.548   $     7.30              2,559
            Qualified VI                             1,091,484.690         7.12          7,771,371
            Qualified VIII                                   4.635         7.12                 33
            Qualified X (1.15)                           8,615.363         7.16             61,686
            Qualified X (1.25)                          99,512.921         7.12            708,532
            Qualified XII (0.05)                        13,890.959         7.30            101,404
            Qualified XII (0.15)                         2,158.891         8.66             18,696
            Qualified XII (0.25)                        15,324.899         7.47            114,477
            Qualified XII (0.35)                        16,527.995         7.43            122,803
            Qualified XII (0.45)                       159,311.621         7.40          1,178,906
            Qualified XII (0.55)                        33,639.130         7.36            247,584
            Qualified XII (0.60)                        21,664.898         7.35            159,237
            Qualified XII (0.65)                         7,447.203         7.33             54,588
            Qualified XII (0.70)                       122,353.625         7.31            894,405
            Qualified XII (0.75)                        35,978.326         7.29            262,282
            Qualified XII (0.80)                       276,002.748         7.28          2,009,300
            Qualified XII (0.85)                        70,672.039         7.26            513,079
            Qualified XII (0.90)                         8,159.254         7.24             59,073
            Qualified XII (0.95)                       144,962.241         7.23          1,048,077
            Qualified XII (1.00)                       280,705.410         7.21          2,023,886
            Qualified XII (1.05)                        32,240.751         7.19            231,811
            Qualified XII (1.10)                        21,956.546         7.18            157,648
            Qualified XII (1.15)                        11,993.156         7.16             85,871
            Qualified XII (1.20)                        32,684.593         7.14            233,368
            Qualified XII (1.25)                        34,316.152         7.12            244,331
            Qualified XII (1.30)                         2,612.095         7.11             18,572
            Qualified XII (1.35)                         8,892.524         7.09             63,048
            Qualified XII (1.40)                        13,707.355         7.07             96,911
            Qualified XII (1.50)                         3,090.767         7.04             21,759
            Qualified XV                                 4,613.055         7.20             33,214
            Qualified XVI                               21,807.954         7.04            153,528
            Qualified XVII                              22,161.992         7.13            158,015
            Qualified XVIII                              2,870.547         7.13             20,467
            Qualified XXI                                3,960.413         7.25             28,713
            Qualified XXIV                              83,508.840         7.24            604,604
            Qualified XXV                                9,243.370         7.24             66,922
            Qualified XXVI                               2,560.749         7.21             18,463
            Qualified XXVII                            234,999.674         6.15          1,445,248
            Qualified XXXII                                227.977        10.33              2,355
                                                   ---------------                ----------------
                                                     2,956,215.906                $     21,041,101
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        AMERICAN CENTURY(R) INCOME & GROWTH
        Contracts in accumulation period:
            Qualified XII
            (1.10)                                       2,250.577   $    27.72   $         62,386
            Qualified XXVII                            270,115.796         8.99          2,428,341
                                                   ---------------                ----------------
                                                       272,366.373                $      2,490,727
                                                   ===============                ================

        BARON GROWTH
        Contracts in accumulation period:
            Qualified XI                                    21.999   $    12.91   $            284
                                                   ---------------                ----------------
                                                            21.999                $            284
                                                   ===============                ================

        CALVERT SOCIAL BALANCED
        Contracts in accumulation period:
            Qualified III                                  686.743   $    27.08   $         18,597
            Qualified V                                    282.720        20.66              5,841
            Qualified VI                               937,301.421        20.41         19,130,322
            Qualified VIII                               5,692.769        18.53            105,487
            Qualified X (1.15)                           4,603.042        10.52             48,424
            Qualified X (1.25)                          53,828.872        10.46            563,050
            Qualified XII (0.05)                         2,665.530        21.12             56,296
            Qualified XII (0.15)                         7,123.301        10.30             73,370
            Qualified XII (0.25)                        76,499.911        11.23            859,094
            Qualified XII (0.35)                        90,708.774        11.17          1,013,217
            Qualified XII (0.40)                        65,250.289        15.57          1,015,947
            Qualified XII (0.45)                        20,774.077        11.11            230,800
            Qualified XII (0.55)                        10,935.837        11.05            120,841
            Qualified XII (0.60)                        12,991.652        11.02            143,168
            Qualified XII (0.65)                         8,298.089        10.99             91,196
            Qualified XII (0.70)                        58,482.648        10.95            640,385
            Qualified XII (0.75)                        93,435.989        10.92          1,020,321
            Qualified XII (0.80)                       198,552.223        11.47          2,277,394
            Qualified XII (0.85)                       211,315.869        15.25          3,222,567
            Qualified XII (0.90)                         9,574.470        11.32            108,383
            Qualified XII (0.95)                        81,000.991        15.13          1,225,545
            Qualified XII (1.00)                       381,327.056        15.08          5,750,412
            Qualified XII (1.05)                        31,600.133        15.02            474,634
            Qualified XII (1.10)                        40,704.345        14.96            608,937
            Qualified XII (1.15)                         9,193.087        14.90            136,977
            Qualified XII (1.20)                        12,574.613        14.85            186,733
            Qualified XII (1.25)                        11,778.229        14.79            174,200
            Qualified XII (1.30)                         4,323.490        14.73             63,685
            Qualified XII (1.35)                         3,004.700        14.68             44,109

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        CALVERT SOCIAL BALANCED (CONTINUED)
            Qualified XII (1.40)                        14,375.650   $    14.62   $        210,172
            Qualified XII (1.45)                         1,008.374        14.57             14,692
            Qualified XII (1.50)                           720.331        14.51             10,452
            Qualified XV                                 2,887.764        20.84             60,181
            Qualified XVI                               36,324.215        20.07            729,027
            Qualified XVII                                 717.932        20.41             14,653
            Qualified XVIII                              9,407.075        10.46             98,398
            Qualified XXI                                3,121.200        20.99             65,514
            Qualified XXIV                              29,407.591        15.15            445,525
            Qualified XXV                                5,754.243        20.74            119,343
            Qualified XXVI                                  23.934        20.64                494
            Qualified XXVII                            618,903.003        27.31         16,902,241
            Qualified XXVIII                            91,582.738        27.17          2,488,303
            Qualified XXXII                                662.390        10.21              6,763
                                                   ---------------                ----------------
                                                     3,259,407.310                $     60,575,690
                                                   ===============                ================

        EVERGREEN SPECIAL VALUES
        Contracts in accumulation period:
            Qualified XII (0.95)                        23,843.355   $    15.50   $        369,572
            Qualified XXVII                          1,093,806.523        15.33         16,768,054
                                                   ---------------                ----------------
                                                     1,117,649.878                $     17,137,626
                                                   ===============                ================

        FIDELITY(R) VIP ASSET MANAGER(SM)
        Contracts in accumulation period:
            Qualified XXVII                          1,144,415.416   $    17.45   $     19,970,049
            Qualified XXVIII                           101,232.373        17.36          1,757,394
                                                   ---------------                ----------------
                                                     1,245,647.789                $     21,727,443
                                                   ===============                ================

        FIDELITY(R) VIP CONTRAFUND(R)
        Contracts in accumulation period:
            Qualified III                               12,794.534   $    24.70   $        316,025
            Qualified V                                 12,621.807        21.69            273,767
            Qualified VI                             9,251,982.135        21.83        201,970,770
            Qualified VIII                               7,275.466        21.97            159,842
            Qualified X (1.15)                          74,793.331        24.74          1,850,387
            Qualified X (1.25)                         706,490.012        24.53         17,330,200
            Qualified XII (0.05)                        76,218.407        22.60          1,722,536
            Qualified XII (0.15)                         8,226.522        11.50             94,605
            Qualified XII (0.15)                        67,243.304        11.50            773,298

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                                      EXTENDED
                   DIVISION/CONTRACT                    UNITS        UNIT VALUE        VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        FIDELITY(R) VIP CONTRAFUND(R) (CONTINUED)
            Qualified XII (0.25)                       519,029.443   $    13.45   $      6,980,946
            Qualified XII (0.35)                       130,699.626        13.38          1,748,761
            Qualified XII (0.40)                       350,625.894        20.70          7,257,956
            Qualified XII (0.45)                       480,452.180        13.30          6,390,014
            Qualified XII (0.55)                       224,547.921        13.23          2,970,769
            Qualified XII (0.60)                       578,034.571        13.19          7,624,276
            Qualified XII (0.65)                        94,552.775        13.15          1,243,369
            Qualified XII (0.70)                       297,547.789        13.12          3,903,827
            Qualified XII (0.75)                       602,508.792        13.08          7,880,815
            Qualified XII (0.80)                     2,600,443.096        14.34         37,290,354
            Qualified XII (0.85)                       451,914.398        20.28          9,164,824
            Qualified XII (0.90)                        76,720.675        13.93          1,068,719
            Qualified XII (0.95)                       733,979.682        20.13         14,775,011
            Qualified XII (1.00)                     4,661,112.119        20.05         93,455,298
            Qualified XII (1.05)                       219,718.678        19.97          4,387,782
            Qualified XII (1.10)                       110,439.397        19.90          2,197,744
            Qualified XII (1.15)                        83,149.698        19.82          1,648,027
            Qualified XII (1.20)                        68,669.975        19.75          1,356,232
            Qualified XII (1.25)                        74,452.669        19.67          1,464,484
            Qualified XII (1.30)                         4,023.776        19.60             78,866
            Qualified XII (1.35)                         6,046.107        19.52            118,020
            Qualified XII (1.40)                        40,920.000        19.45            795,894
            Qualified XII (1.45)                         2,820.805        19.37             54,639
            Qualified XII (1.50)                        15,542.590        19.30            299,972
            Qualified XV                                38,783.588        22.30            864,874
            Qualified XVI                              185,515.603        21.47          3,983,020
            Qualified XVII                              26,962.391        21.83            588,589
            Qualified XVIII                             25,597.228        24.53            627,900
            Qualified XXI                               69,293.987        22.45          1,555,650
            Qualified XXIV                             205,147.120        20.14          4,131,663
            Qualified XXV                               94,145.291        22.19          2,089,084
            Qualified XXVI                              12,063.587        22.08            266,364
            Qualified XXVII                          3,526,153.714        24.91         87,836,489
            Qualified XXVIII                           941,238.378        24.78         23,323,887
            Qualified XXXII                             44,105.314        10.35            456,490
                                                   ---------------                ----------------
                                                    27,814,604.375                $    564,372,039
                                                   ===============                ================

        FIDELITY(R) VIP EQUITY-INCOME
        Contracts in accumulation period:
            Qualified III                                2,068.925   $    20.37   $         42,144
            Qualified V                                  1,140.669        19.13             21,821
            Qualified VI                             5,980,707.198        19.45         16,324,755
            Qualified VIII                               7,179.814        19.37            139,073

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        FIDELITY(R) VIP EQUITY-INCOME (CONTINUED)
            Qualified X (1.15)                         127,574.247   $    24.58   $      3,135,775
            Qualified X (1.25)                         880,788.250        24.34         21,438,386
            Qualified XII (0.05)                        38,067.312        20.13            766,295
            Qualified XII (0.15)                        60,862.571        10.58            643,926
            Qualified XII (0.25)                       392,215.654        11.69          4,585,001
            Qualified XII (0.35)                       137,693.115        11.62          1,599,994
            Qualified XII (0.40)                       282,497.282        17.66          4,988,902
            Qualified XII (0.45)                       210,213.495        11.56          2,430,068
            Qualified XII (0.55)                       155,450.131        11.49          1,786,122
            Qualified XII (0.60)                       639,168.325        11.46          7,324,869
            Qualified XII (0.65)                        44,084.164        11.43            503,882
            Qualified XII (0.70)                       276,485.263        11.40          3,151,932
            Qualified XII (0.75)                       454,343.271        11.37          5,165,883
            Qualified XII (0.80)                     1,843,677.508        12.36         22,787,854
            Qualified XII (0.85)                       500,320.174        17.30          8,655,539
            Qualified XII (0.90)                        43,566.033        12.10            527,149
            Qualified XII (0.95)                       534,834.712        17.17          9,183,112
            Qualified XII (1.00)                     1,440,034.737        17.10         24,624,594
            Qualified XII (1.05)                       156,687.735        17.04          2,669,959
            Qualified XII (1.10)                       132,196.700        16.97          2,243,378
            Qualified XII (1.15)                        41,131.993        16.91            695,542
            Qualified XII (1.20)                        70,820.843        16.84          1,192,623
            Qualified XII (1.25)                        77,041.299        16.78          1,292,753
            Qualified XII (1.30)                        15,625.180        16.72            261,253
            Qualified XII (1.35)                         6,515.916        16.65            108,490
            Qualified XII (1.40)                        61,026.281        16.59          1,012,426
            Qualified XII (1.45)                         1,685.118        16.53             27,855
            Qualified XII (1.50)                         9,402.187        16.46            154,760
            Qualified XV                                32,241.872        19.87            640,646
            Qualified XVI                              179,752.065        19.13          3,438,657
            Qualified XVII                              17,326.118        19.45            336,993
            Qualified XVIII                             21,677.034        24.34            527,619
            Qualified XXI                               37,713.993        20.01            754,657
            Qualified XXIV                             139,460.943        17.18          2,395,939
            Qualified XXV                               51,438.645        19.77          1,016,942
            Qualified XXVI                              22,091.002        19.67            434,530
            Qualified XXVII                          2,209,984.275        20.54         45,393,077
            Qualified XXVIII                         1,126,700.636        20.43         23,018,494
            Qualified XXXII                             35,849.334        10.50            376,418
                                                   ---------------                ----------------
                                                    18,499,342.019                $    327,820,087
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        FIDELITY(R) VIP GROWTH
        Contracts in accumulation period:
            Qualified III                                1,037.361   $    17.05   $         17,687
            Qualified V                                    802.261        16.81             13,486
            Qualified VI                            10,095,141.651        16.83        169,901,234
            Qualified VIII                              10,364.357        17.03            176,505
            Qualified X (1.15)                          98,863.240        23.64          2,337,127
            Qualified X (1.25)                       1,157,472.149        23.41         27,096,423
            Qualified XII (0.05)                        34,964.811        17.42            609,087
            Qualified XII (0.15)                           317.044         9.27              2,939
            Qualified XII (0.15)                        87,160.626         9.27            807,979
            Qualified XII (0.25)                       629,166.696        11.26          7,084,417
            Qualified XII (0.35)                       154,119.554        11.20          1,726,139
            Qualified XII (0.45)                       481,243.307        11.13          5,356,238
            Qualified XII (0.55)                       248,666.486        11.07          2,752,738
            Qualified XII (0.60)                       555,651.812        11.04          6,134,396
            Qualified XII (0.65)                       121,964.124        11.01          1,342,825
            Qualified XII (0.70)                       418,415.301        10.98          4,594,200
            Qualified XII (0.75)                       748,472.785        10.95          8,195,777
            Qualified XII (0.80)                     2,701,906.772        11.96         32,314,805
            Qualified XII (0.85)                     1,135,915.693        15.74         17,879,313
            Qualified XII (0.90)                        81,135.917        11.61            941,988
            Qualified XII (0.95)                       829,139.885        15.62         12,951,165
            Qualified XII (1.00)                     2,905,115.424        15.56         45,203,596
            Qualified XII (1.05)                       284,567.807        15.50          4,410,801
            Qualified XII (1.10)                       154,335.363        15.44          2,382,938
            Qualified XII (1.15)                        64,097.011        15.39            986,453
            Qualified XII (1.20)                       197,515.395        15.33          3,027,911
            Qualified XII (1.25)                       100,005.894        15.27          1,527,090
            Qualified XII (1.30)                        26,754.240        15.21            406,932
            Qualified XII (1.35)                        15,079.670        15.15            228,457
            Qualified XII (1.40)                        76,227.634        15.09          1,150,275
            Qualified XII (1.45)                            83.976        15.04              1,263
            Qualified XII (1.50)                        17,712.483        14.98            265,333
            Qualified XV                                40,386.620        17.19            694,246
            Qualified XVI                              265,559.154        16.55          4,395,004
            Qualified XVII                              29,175.045        16.83            491,016
            Qualified XVIII                             51,529.047        23.41          1,206,295
            Qualified XXI                              104,175.736        17.31          1,803,282
            Qualified XXIV                             307,461.740        15.63          4,805,627
            Qualified XXV                              213,267.738        17.11          3,649,011
            Qualified XXVI                              44,849.589        17.02            763,340
            Qualified XXXII                             54,250.532        10.33            560,408
                                                   ---------------                ----------------
                                                    24,544,071.930                $    380,195,746
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        FIDELITY(R) VIP HIGH INCOME
        Currently payable annuity contracts:                                      $         92,976
        Contracts in accumulation period:
            Qualified XXVII                            481,946.219   $     8.33          4,014,612
            Qualified XXVIII                           384,545.531         8.28          3,184,037
                                                   ---------------                ----------------
                                                       866,491.750                $      7,291,625
                                                   ===============                ================

        FIDELITY(R) VIP INDEX 500
        Contracts in accumulation period:
            Qualified XXVII                          4,214,321.173   $    21.49   $     90,565,762
            Qualified XXVIII                           490,421.245        21.37         10,480,302
                                                   ---------------                ----------------
                                                     4,704,742.418                $    101,046,064
                                                   ===============                ================

        FIDELITY(R) VIP OVERSEAS
        Contracts in accumulation period:
            Qualified V                                 13,386.475   $    13.16   $        176,166
            Qualified VI                             1,102,294.527        13.34         14,704,609
            Qualified VIII                                 646.812        13.33              8,622
            Qualified X (1.15)                          12,759.798        13.88            177,106
            Qualified X (1.25)                         138,072.125        13.74          1,897,111
            Qualified XII (0.05)                        12,173.787        13.81            168,120
            Qualified XII (0.15)                         3,248.018        10.85             35,241
            Qualified XII (0.25)                        68,750.566         9.71            667,568
            Qualified XII (0.35)                        29,587.461         9.65            285,519
            Qualified XII (0.45)                        45,979.896         9.60            441,407
            Qualified XII (0.55)                        13,808.482         9.55            131,871
            Qualified XII (0.60)                        53,560.084         9.52            509,892
            Qualified XII (0.65)                        15,331.823         9.49            145,499
            Qualified XII (0.70)                        46,370.645         9.47            439,130
            Qualified XII (0.75)                        29,082.839         9.44            274,542
            Qualified XII (0.80)                       139,066.826        10.52          1,462,983
            Qualified XII (0.85)                        50,628.137        13.15            665,760
            Qualified XII (0.90)                         9,972.710        10.48            104,514
            Qualified XII (0.95)                        48,526.820        13.05            633,275
            Qualified XII (1.00)                       226,727.308        13.00          2,947,455
            Qualified XII (1.05)                        23,146.177        12.95            299,743
            Qualified XII (1.10)                        11,515.271        12.90            148,547
            Qualified XII (1.15)                        12,472.529        12.85            160,272
            Qualified XII (1.20)                        14,661.562        12.80            187,668
            Qualified XII (1.25)                        12,354.667        12.75            157,522
            Qualified XII (1.30)                         3,721.260        12.70             47,260
            Qualified XII (1.35)                           967.589        12.65             12,240

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        FIDELITY(R) VIP OVERSEAS (CONTINUED)
            Qualified XII (1.40)                         4,455.476   $    12.60   $         56,139
            Qualified XII (1.45)                             8.917        12.56                112
            Qualified XII (1.50)                         3,207.914        12.51             40,131
            Qualified XV                                 7,677.476        13.63            104,644
            Qualified XVI                               25,284.604        13.12            331,734
            Qualified XVII                               4,452.849        13.34             59,401
            Qualified XVIII                              2,318.777        13.74             31,860
            Qualified XXI                               11,576.822        13.72            158,834
            Qualified XXIV                              39,231.164        13.06            512,359
            Qualified XXV                               20,647.345        13.56            279,978
            Qualified XXVI                               2,043.588        13.49             27,568
            Qualified XXVII                            245,549.190         7.40          1,817,064
            Qualified XXXII                              3,022.887        10.53             31,831
                                                   ---------------                ----------------
                                                     2,508,291.203                $     30,341,297
                                                   ===============                ================

        FRANKLIN SMALL CAP VALUE SECURITIES
        Contracts in accumulation period:
            NYSUT 457                                   20,814.779   $    13.33   $        277,461
            Qualified V                                      1.001        11.99                 12
            Qualified VI                               503,485.216        12.04          6,061,962
            Qualified X (1.15)                           3,701.659        12.06             44,642
            Qualified X (1.25)                          53,542.774        12.04            644,655
            Qualified XII (0.15)                         2,343.485        12.28             28,778
            Qualified XII (0.55)                        13,337.419        12.24            163,250
            Qualified XII (0.60)                         4,495.339        12.23             54,978
            Qualified XII (0.65)                        11,900.737        12.21            145,308
            Qualified XII (0.70)                        21,929.180        12.20            267,536
            Qualified XII (0.75)                        15,641.872        12.18            190,518
            Qualified XII (0.80)                       114,047.576        12.17          1,387,959
            Qualified XII (0.85)                        46,716.214        12.15            567,602
            Qualified XII (0.90)                         1,974.629        12.14             23,972
            Qualified XII (0.95)                        71,085.891        12.12            861,561
            Qualified XII (1.00)                       325,064.823        12.11          3,936,535
            Qualified XII (1.05)                         9,264.599        12.09            112,009
            Qualified XII (1.10)                        10,329.636        12.08            124,782
            Qualified XII (1.15)                         3,163.267        12.06             38,149
            Qualified XII (1.20)                         4,293.361        12.05             51,735
            Qualified XII (1.25)                         9,228.738        12.04            111,114
            Qualified XII (1.30)                            42.346        12.02                509
            Qualified XII (1.35)                           636.553        12.01              7,645
            Qualified XII (1.40)                         1,647.123        11.99             19,749
            Qualified XII (1.45)                             8.013        11.98                 96

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        FRANKLIN SMALL CAP VALUE SECURITIES
          (CONTINUED)
            Qualified XII (1.50)                           123.244   $    11.96   $          1,474
            Qualified XV                                 1,391.997        12.12             16,871
            Qualified XVI                                7,736.120        11.96             92,524
            Qualified XVIII                              3,036.213        12.04             36,556
            Qualified XXI                                6,038.702        12.17             73,491
            Qualified XXIV                              23,921.152        12.15            290,642
            Qualified XXV                                5,324.631        12.18             64,854
            Qualified XXVI                              11,150.494        12.14            135,367
            Qualified XXVIII                             3,299.738        11.44             37,749
            Qualified XXXII                              1,106.473        10.35             11,452
                                                   ---------------                ----------------
                                                     1,311,824.994                $     15,883,497
                                                   ===============                ================

        ING GET FUND - SERIES D
        Contracts in accumulation period:
            Qualified VI                             6,504,922.048   $    10.16   $     66,090,008
            Qualified X (1.15)                          73,043.898        10.16            742,126
            Qualified X (1.25)                       1,563,335.335        10.16         15,883,487
            Qualified XII (0.15)                        47,929.159        10.22            489,836
            Qualified XII (0.30)                        72,227.916        10.46            755,504
            Qualified XII (0.50)                        68,957.944        10.70            737,850
            Qualified XII (0.60)                         6,638.310        10.65             70,698
            Qualified XII (0.70)                        27,429.273        10.59            290,476
            Qualified XII (0.80)                        17,201.898        10.54            181,308
            Qualified XII (0.85)                       101,155.376        10.51          1,063,143
            Qualified XII (0.90)                         8,019.466        10.48             84,044
            Qualified XII (0.95)                        52,459.235        10.45            548,199
            Qualified XII (1.00)                       143,364.717        10.43          1,495,294
            Qualified XII (1.05)                       800,473.654        10.40          8,324,926
            Qualified XII (1.10)                       129,008.679        10.37          1,337,820
            Qualified XII (1.20)                       458,850.582        10.32          4,735,338
            Qualified XII (1.25)                     2,223,430.029        10.29         22,879,095
            Qualified XII (1.30)                        46,054.971        10.26            472,524
            Qualified XII (1.35)                         9,345.117        10.24             95,694
            Qualified XII (1.40)                         4,823.017        10.21             49,243
            Qualified XII (1.50)                         5,511.811        10.16             56,000
            Qualified XII (1.75)                           692.024        10.03              6,941
            Qualified XV                                25,078.101        10.32            258,806
            Qualified XVI                               56,106.979        10.03            562,753
            Qualified XVII                              35,979.921        10.16            365,556
            Qualified XVIII                            344,368.111        10.16          3,498,780
            Qualified XXI                               25,002.791        10.39            259,779
            Qualified XXIV                              40,154.546        10.34            415,198

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING GET FUND - SERIES D (CONTINUED)
            Qualified XXV                               39,103.568   $    10.37   $        405,504
            Qualified XXVI                              13,053.295        10.32            134,710
            Qualified XXVII                          1,809,461.914        10.24         18,528,890
            Qualified XXXII                            194,705.794        10.01          1,949,005
                                                   ---------------                ----------------
                                                    14,947,889.479                $    152,768,535
                                                   ===============                ================

        ING GET FUND - SERIES E
        Contracts in accumulation period:
            Qualified VI                             3,235,659.656   $    10.46   $     33,845,000
            Qualified X (1.15)                         128,208.985        10.35          1,326,963
            Qualified X (1.25)                         803,411.315        10.34          8,307,273
            Qualified XII (0.15)                        58,019.070        10.75            623,705
            Qualified XII (0.30)                        82,382.775        10.74            884,791
            Qualified XII (0.70)                         7,427.029        10.84             80,509
            Qualified XII (0.80)                        15,061.261        10.79            162,511
            Qualified XII (0.85)                        67,003.436        10.77            721,627
            Qualified XII (0.95)                       103,372.295        10.72          1,108,151
            Qualified XII (1.00)                        42,534.112        10.70            455,115
            Qualified XII (1.05)                       476,085.286        10.67          5,079,830
            Qualified XII (1.10)                        24,204.132        10.65            257,774
            Qualified XII (1.15)                           394.727        10.62              4,192
            Qualified XII (1.20)                        99,697.642        10.60          1,056,795
            Qualified XII (1.25)                     1,157,239.452        10.57         12,232,021
            Qualified XII (1.30)                        14,864.929        10.55            156,825
            Qualified XII (1.35)                         1,820.228        10.53             19,167
            Qualified XII (1.40)                         1,181.619        10.50             12,407
            Qualified XII (1.50)                         3,782.314        10.46             39,563
            Qualified XII (1.55)                           725.983        10.43              7,572
            Qualified XII (1.75)                         2,971.470        10.34             30,725
            Qualified XV                                 2,042.830        10.60             21,654
            Qualified XVI                               16,552.805        10.34            171,156
            Qualified XVII                              60,907.457        10.46            637,092
            Qualified XVIII                             50,495.745        10.34            522,126
            Qualified XXI                               13,412.090        10.67            143,107
            Qualified XXIV                              19,892.750        10.62            211,261
            Qualified XXV                               94,876.217        10.68          1,013,278
            Qualified XXVI                              39,806.491        10.63            423,143
            Qualified XXVII                            830,140.227        10.54          8,749,678
            Qualified XXXII                            134,819.760        10.02          1,350,894
                                                   ---------------                ----------------
                                                     7,588,994.088                $     79,655,905
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING GET FUND - SERIES G
        Contracts in accumulation period:
            Qualified VI                               819,381.783   $    10.32   $      8,456,020
            Qualified X (1.15)                          52,876.004        10.21            539,864
            Qualified X (1.25)                         292,513.320        10.21          2,986,561
            Qualified XII (0.15)                        25,193.037        10.77            271,329
            Qualified XII (0.30)                         4,238.469        10.58             44,843
            Qualified XII (0.80)                         1,379.868        10.63             14,668
            Qualified XII (0.85)                         5,460.792        10.61             57,939
            Qualified XII (0.90)                           359.396        10.59              3,806
            Qualified XII (0.95)                        10,822.064        10.56            114,281
            Qualified XII (1.00)                        17,091.366        10.54            180,143
            Qualified XII (1.05)                        90,495.057        10.52            952,008
            Qualified XII (1.10)                        60,806.863        10.49            637,864
            Qualified XII (1.15)                         1,860.841        10.47             19,483
            Qualified XII (1.20)                        26,572.344        10.45            277,681
            Qualified XII (1.25)                       371,930.777        10.43          3,879,238
            Qualified XII (1.30)                         4,173.173        10.40             43,401
            Qualified XII (1.35)                         1,290.270        10.38             13,393
            Qualified XII (1.40)                         3,563.900        10.36             36,922
            Qualified XII (1.45)                        24,104.449        10.34            249,240
            Qualified XV                                 1,107.177        10.45             11,570
            Qualified XVI                                5,332.517        10.21             54,445
            Qualified XVII                              29,533.140        10.32            304,782
            Qualified XVIII                             66,776.592        10.21            681,789
            Qualified XXI                                2,651.806        10.52             27,897
            Qualified XXIV                               6,207.545        10.47             64,993
            Qualified XXV                                8,457.495        10.54             89,142
            Qualified XXVI                               8,877.004        10.48             93,031
            Qualified XXVII                            347,903.750        10.40          3,618,199
            Qualified XXXII                             10,603.896        10.01            106,145
                                                   ---------------                ----------------
                                                     2,301,564.695                $     23,830,677
                                                   ===============                ================

        ING GET FUND - SERIES H
        Contracts in accumulation period:
            Qualified VI                               790,420.439   $    10.47   $      8,275,702
            Qualified X (1.15)                          57,281.600        10.38            594,583
            Qualified X (1.25)                         141,793.828        10.37          1,470,402
            Qualified XII (0.15)                        12,751.705        10.85            138,356
            Qualified XII (0.30)                         3,361.883        10.73             36,073
            Qualified XII (0.50)                           330.614        10.91              3,607
            Qualified XII (0.80)                         4,885.237        10.77             52,614
            Qualified XII (0.85)                         1,991.814        10.75             21,412

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING GET FUND - SERIES H (CONTINUED)
            Qualified XII (0.90)                         1,483.225   $    10.73   $         15,915
            Qualified XII (0.95)                        13,465.266        10.71            144,213
            Qualified XII (1.00)                         7,925.257        10.69             84,721
            Qualified XII (1.05)                       184,574.883        10.67          1,969,414
            Qualified XII (1.10)                         7,154.323        10.64             76,122
            Qualified XII (1.20)                        12,316.698        10.60            130,557
            Qualified XII (1.25)                       188,841.588        10.58          1,997,944
            Qualified XII (1.30)                         1,294.697        10.56             13,672
            Qualified XII (1.35)                         9,442.979        10.54             99,529
            Qualified XII (1.40)                         5,907.415        10.52             62,146
            Qualified XII (1.45)                         1,273.403        10.49             13,358
            Qualified XV                                   500.849        10.60              5,309
            Qualified XVI                                9,554.002        10.37             99,075
            Qualified XVII                              33,874.881        10.47            354,670
            Qualified XVIII                             52,833.752        10.37            547,886
            Qualified XXI                                1,214.058        10.67             12,954
            Qualified XXV                                  297.196        10.70              3,180
            Qualified XXVI                               1,931.955        10.64             20,556
            Qualified XXVII                            188,536.837        10.56          1,990,949
            Qualified XXXII                             29,903.091        10.03            299,928
                                                   ---------------                ----------------
                                                     1,765,143.475                $     18,534,847
                                                   ===============                ================

        ING GET FUND - SERIES I
        Contracts in accumulation period:
            Qualified X (1.25)                          97,121.186   $    10.29   $        999,377
            Qualified XVIII                              4,329.155        10.29             44,547
            Qualified XXXII                              4,810.479        10.02             48,201
                                                   ---------------                ----------------
                                                       106,260.820                $      1,092,125
                                                   ===============                ================

        ING GET FUND - SERIES J
        Contracts in accumulation period:
            Qualified X (1.25)                          25,838.998   $    10.18   $        263,041
            Qualified XVIII                              6,627.505        10.18             67,468
            Qualified XXXII                              5,513.573        10.02             55,246
                                                   ---------------                ----------------
                                                        37,980.076                $        385,755
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING GET FUND - SERIES K
        Contracts in accumulation period:
            Qualified X (1.25)                           9,057.771   $    10.23   $         92,661
            Qualified XXVII                            155,769.460        10.38          1,616,887
            Qualified XXXII                              2,637.363        10.01             26,400
                                                   ---------------                ----------------
                                                       167,464.594                $      1,735,948
                                                   ===============                ================

        ING GET FUND - SERIES L
        Contracts in accumulation period:
            Qualified XXVII                            101,479.594   $    10.34   $      1,049,299
                                                   ---------------                ----------------
                                                       101,479.594                $      1,049,299
                                                   ===============                ================

        ING GET FUND - SERIES Q
        Contracts in accumulation period:
            Qualified XXVII                            417,591.048   $    10.50   $      4,384,706
                                                   ---------------                ----------------
                                                       417,591.048                $      4,384,706
                                                   ===============                ================

        ING GET FUND - SERIES S
        Contracts in accumulation period:
            Qualified VI                             1,252,664.824   $    10.49   $     13,140,454
            Qualified X (1.15)                          37,775.500        10.49            396,265
            Qualified X (1.25)                         206,738.895        10.49          2,168,691
            Qualified XII (0.15)                         5,818.148        10.69             62,196
            Qualified XII (0.30)                         5,447.453        10.60             57,743
            Qualified XII (0.50)                        79,722.629        10.65            849,046
            Qualified XII (0.80)                         5,125.755        10.60             54,333
            Qualified XII (0.85)                        24,432.106        10.59            258,736
            Qualified XII (0.95)                        18,050.804        10.57            190,797
            Qualified XII (1.00)                        63,375.095        10.56            669,241
            Qualified XII (1.05)                       434,008.626        10.55          4,578,791
            Qualified XII (1.10)                        54,458.199        10.55            574,534
            Qualified XII (1.20)                        32,623.647        10.53            343,527
            Qualified XII (1.25)                       468,406.844        10.52          4,927,640
            Qualified XII (1.30)                         2,395.148        10.51             25,173
            Qualified XII (1.35)                        20,008.095        10.50            210,085
            Qualified XII (1.40)                           112.107        10.49              1,176
            Qualified XII (1.45)                           736.260        10.48              7,716
            Qualified XII (1.50)                           526.813        10.48              5,521
            Qualified XII (1.55)                           615.759        10.47              6,447
            Qualified XII (1.65)                         1,745.837        10.45             18,244
            Qualified XV                                   390.702        10.54              4,118

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING GET FUND - SERIES S (CONTINUED)
            Qualified XVI                               17,755.120   $    10.45   $        185,541
            Qualified XVII                               8,900.286        10.49             93,364
            Qualified XVIII                             15,805.338        10.49            165,798
            Qualified XXI                                  174.337        10.56              1,841
            Qualified XXIV                               2,532.417        10.55             26,717
            Qualified XXV                                  560.245        10.59              5,933
            Qualified XXVII                            342,075.973        10.53          3,602,060
            Qualified XXXII                              2,885.728        10.09             29,117
                                                   ---------------                ----------------
                                                     3,105,868.690                $     32,660,845
                                                   ===============                ================

        ING VP BALANCED
        Currently payable annuity contracts:                                      $     25,974,871
        Contracts in accumulation period:
            Qualified I                                 30,265.395   $    31.18            943,675
            Qualified III                                  127.661        30.91              3,946
            Qualified IX                                 1,842.451        22.52             41,492
            Qualified V                                  2,407.861        23.28             56,055
            Qualified VI                            12,798,574.214        23.54        301,278,437
            Qualified VII                              160,714.078        22.73          3,653,031
            Qualified VIII                               5,003.615        21.85            109,329
            Qualified X (1.15)                         181,399.201        23.78          4,313,673
            Qualified X (1.25)                       2,611,812.489        23.54         61,482,066
            Qualified XII (0.00)                            59.870        10.74                643
            Qualified XII (0.00)                        74,603.166        10.74            801,238
            Qualified XII (0.05)                       107,890.111        24.37          2,629,282
            Qualified XII (0.25)                       919,699.178        12.17         11,192,739
            Qualified XII (0.35)                       380,307.851        12.10          4,601,725
            Qualified XII (0.40)                       113,357.728        17.34          1,965,623
            Qualified XII (0.45)                        95,340.316        12.03          1,146,944
            Qualified XII (0.55)                       171,664.244        11.97          2,054,821
            Qualified XII (0.60)                       713,921.543        11.93          8,517,084
            Qualified XII (0.65)                        70,492.773        11.90            838,864
            Qualified XII (0.70)                       732,351.558        11.87          8,693,013
            Qualified XII (0.75)                       473,074.725        11.83          5,596,474
            Qualified XII (0.80)                     2,632,730.977        12.59         33,146,083
            Qualified XII (0.85)                     1,098,089.871        16.98         18,645,566
            Qualified XII (0.90)                        32,731.600        12.31            402,926
            Qualified XII (0.95)                       485,183.442        16.85          8,175,341
            Qualified XII (1.00)                     3,294,261.644        16.79         55,310,653
            Qualified XII (1.05)                       167,845.069        16.73          2,808,048
            Qualified XII (1.10)                        99,803.481        16.66          1,662,726
            Qualified XII (1.15)                        75,376.205        16.60          1,251,245

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP BALANCED (CONTINUED)
            Qualified XII (1.20)                        84,713.664   $    16.54   $      1,401,164
            Qualified XII (1.25)                        33,012.629        16.47            543,718
            Qualified XII (1.30)                           894.028        16.41             14,671
            Qualified XII (1.35)                         1,104.282        16.35             18,055
            Qualified XII (1.40)                        25,464.005        16.28            414,554
            Qualified XII (1.45)                            10.111        16.22                164
            Qualified XII (1.50)                         4,501.547        16.16             72,745
            Qualified XIX                               12,930.820        31.70            409,907
            Qualified XV                                67,624.906        24.05          1,626,379
            Qualified XVI                              265,096.890        23.15          6,136,993
            Qualified XVII                             205,419.766        23.93          4,915,695
            Qualified XVIII                            344,719.849        23.93          8,249,146
            Qualified XX                                50,033.471        31.43          1,572,552
            Qualified XXI                               85,541.223        24.21          2,070,953
            Qualified XXIV                             324,730.528        16.87          5,478,204
            Qualified XXIX                                 776.739        30.91             24,009
            Qualified XXV                              211,239.085        24.05          5,080,300
            Qualified XXVI                              18,318.053        23.93            438,351
            Qualified XXVII                          1,296,684.568        31.17         40,417,658
            Qualified XXVIII                           151,308.368        31.07          4,701,151
            Qualified XXX                               90,890.939        30.68          2,788,534
            Qualified XXXII                            557,495.401        10.22          5,697,603
                                                   ---------------                ----------------
                                                    31,363,443.189                $    659,370,119
                                                   ===============                ================

        ING VP BOND
        Currently payable annuity contracts:                                      $      6,307,083
        Contracts in accumulation period:
            Qualified I                                  8,428.571   $    71.26            600,620
            Qualified III                                  183.787        70.19             12,900
            Qualified IX                                   644.759        17.27             11,135
            Qualified V                                  1,589.140        18.14             28,827
            Qualified VI                             9,306,487.127        18.10        168,447,417
            Qualified VII                              116,307.976        16.80          1,953,974
            Qualified VIII                              19,344.117        16.66            322,273
            Qualified X (1.15)                         163,117.004        18.29          2,983,410
            Qualified X (1.25)                       1,341,944.752        18.10         24,289,200
            Qualified XII (0.00)                           469.573        11.70              5,494
            Qualified XII (0.00)                        55,312.393        11.70            647,155
            Qualified XII (0.05)                        25,129.472        18.73            470,675
            Qualified XII (0.25)                       382,554.725        14.18          5,424,626
            Qualified XII (0.35)                       176,919.504        14.10          2,494,565
            Qualified XII (0.45)                       140,680.671        14.02          1,972,343

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP BOND (CONTINUED)
            Qualified XII (0.55)                        83,138.379   $    13.94   $      1,158,949
            Qualified XII (0.60)                       365,592.014        13.90          5,081,729
            Qualified XII (0.65)                       118,160.678        13.86          1,637,707
            Qualified XII (0.70)                       295,020.333        13.82          4,077,181
            Qualified XII (0.75)                       300,264.902        13.79          4,140,653
            Qualified XII (0.80)                     1,267,394.476        13.94         17,667,479
            Qualified XII (0.85)                       897,843.074        15.81         14,194,899
            Qualified XII (0.90)                        29,605.260        13.88            410,921
            Qualified XII (0.95)                       506,342.192        15.69          7,944,509
            Qualified XII (1.00)                     2,524,137.236        15.63         39,452,265
            Qualified XII (1.05)                       191,372.254        15.57          2,979,666
            Qualified XII (1.10)                        85,777.563        15.51          1,330,410
            Qualified XII (1.15)                        64,924.660        15.45          1,003,086
            Qualified XII (1.20)                        80,736.193        15.39          1,242,530
            Qualified XII (1.25)                        53,048.532        15.33            813,234
            Qualified XII (1.30)                         9,238.834        15.27            141,077
            Qualified XII (1.35)                         9,276.726        15.21            141,099
            Qualified XII (1.40)                        35,549.868        15.16            538,936
            Qualified XII (1.45)                         3,098.675        15.10             46,790
            Qualified XII (1.50)                        15,265.492        15.04            229,593
            Qualified XIX                                1,966.000        71.97            141,493
            Qualified XV                                15,468.956        18.49            286,021
            Qualified XVI                              187,468.764        17.80          3,336,944
            Qualified XVII                             208,941.795        18.28          3,819,456
            Qualified XVIII                            389,958.425        18.28          7,128,440
            Qualified XX                                10,960.765        70.88            776,899
            Qualified XXI                               27,953.169        18.62            520,488
            Qualified XXIV                             159,751.593        15.70          2,508,100
            Qualified XXIX                               2,324.191        70.19            163,135
            Qualified XXV                               95,167.225        18.49          1,759,642
            Qualified XXVI                              23,126.591        18.39            425,298
            Qualified XXVII                            672,360.953        70.76         47,576,261
            Qualified XXVIII                           231,171.392        70.54         16,306,830
            Qualified XXX                               23,368.471        69.65          1,627,614
            Qualified XXXII                            159,725.598        10.04          1,603,645
                                                   ---------------                ----------------
                                                    20,884,614.800                $    408,184,676
                                                   ===============                ================

        ING VP EMERGING MARKETS
        Contracts in accumulation period:
            Qualified XXVII                            696,442.449   $     8.41   $      5,857,081
            Qualified XXVIII                           276,245.704         8.38          2,314,939
                                                   ---------------                ----------------
                                                       972,688.153                $      8,172,020
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP MONEY MARKET
        Currently payable annuity contracts:                                      $        119,187
        Contracts in accumulation period:
            Qualified I                                  7,982.661   $    48.85            389,953
            Qualified III                                1,197.520        47.99             57,469
            Qualified IX                                 1,174.339        13.99             16,429
            Qualified V                                  5,267.857        13.72             72,275
            Qualified VI                             6,120,534.458        13.93         85,259,045
            Qualified VII                              173,566.499        13.88          2,409,103
            Qualified VIII                               8,960.627        13.41            120,162
            Qualified X (1.15)                         131,947.050        14.07          1,856,495
            Qualified X (1.25)                       1,330,997.846        13.93         18,540,800
            Qualified XII (0.00)                             5.024        10.35                 52
            Qualified XII (0.00)                         9,616.618        10.35             99,532
            Qualified XII (0.05)                        38,193.412        14.42            550,749
            Qualified XII (0.25)                       390,337.644        12.14          4,738,699
            Qualified XII (0.35)                       121,133.637        12.07          1,462,083
            Qualified XII (0.45)                       109,629.333        12.00          1,315,552
            Qualified XII (0.55)                       156,244.845        11.93          1,864,001
            Qualified XII (0.60)                       110,222.353        11.90          1,311,646
            Qualified XII (0.65)                        52,087.110        11.87            618,274
            Qualified XII (0.70)                       568,366.610        11.83          6,723,777
            Qualified XII (0.75)                       317,873.814        11.80          3,750,911
            Qualified XII (0.80)                     1,729,116.275        11.92         20,611,066
            Qualified XII (0.85)                       627,302.414        12.84          8,054,563
            Qualified XII (0.90)                        45,066.836        11.82            532,690
            Qualified XII (0.95)                       599,767.347        12.74          7,641,036
            Qualified XII (1.00)                     2,350,678.329        12.69         29,830,108
            Qualified XII (1.05)                       217,302.214        12.65          2,748,873
            Qualified XII (1.10)                       192,899.365        12.60          2,430,532
            Qualified XII (1.15)                       102,165.418        12.55          1,282,176
            Qualified XII (1.20)                       101,500.880        12.50          1,268,761
            Qualified XII (1.25)                        85,894.377        12.45          1,069,385
            Qualified XII (1.30)                        20,579.775        12.41            255,395
            Qualified XII (1.35)                        10,100.000        12.36            124,836
            Qualified XII (1.40)                        54,736.962        12.31            673,812
            Qualified XII (1.45)                         3,539.886        12.26             43,399
            Qualified XII (1.50)                        16,498.854        12.22            201,616
            Qualified XIX                                1,652.446        48.85             80,722
            Qualified XV                                25,361.630        14.23            360,896
            Qualified XVI                              120,948.540        13.70          1,656,995
            Qualified XVII                             254,936.612        13.93          3,551,267

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP MONEY MARKET (CONTINUED)
            Qualified XVIII                            447,375.090   $    13.93   $      6,231,935
            Qualified XX                                23,604.626        47.99          1,132,786
            Qualified XXI                               39,760.782        14.33            569,772
            Qualified XXIV                             146,478.980        12.75          1,867,607
            Qualified XXIX                               1,059.971        47.99             50,868
            Qualified XXV                               65,924.666        14.23            938,108
            Qualified XXVI                              32,058.616        14.16            453,950
            Qualified XXVII                            456,502.474        49.72         22,697,303
            Qualified XXVIII                           184,265.238        48.76          8,984,773
            Qualified XXX                                8,422.344        47.62            401,072
            Qualified XXXII                             45,490.700        10.00            454,907
                                                   ---------------                ----------------
                                                    17,666,330.904                $    257,477,403
                                                   ===============                ================

        ING VP NATURAL RESOURCES
        Contracts in accumulation period:
            Qualified III                                  670.860   $    15.58   $         10,452
            Qualified V                                     62.405        17.13              1,069
            Qualified VI                               283,978.227        16.81          4,773,674
            Qualified VIII                               1,447.975        14.57             21,097
            Qualified XII (0.05)                           272.529        17.40              4,742
            Qualified XII (0.15)                         2,643.403        12.81             33,862
            Qualified XII (0.25)                        24,100.543        11.06            266,552
            Qualified XII (0.45)                         9,978.336        10.94            109,163
            Qualified XII (0.55)                         2,605.055        10.88             28,343
            Qualified XII (0.60)                        12,469.954        10.85            135,299
            Qualified XII (0.65)                            89.556        10.82                969
            Qualified XII (0.70)                        12,145.969        10.79            131,055
            Qualified XII (0.75)                        16,961.896        10.76            182,510
            Qualified XII (0.80)                       106,275.533        11.73          1,246,612
            Qualified XII (0.85)                        25,760.328        13.41            345,446
            Qualified XII (0.90)                         1,077.721        11.67             12,577
            Qualified XII (0.95)                        11,487.078        13.31            152,893
            Qualified XII (1.00)                        70,279.864        13.26            931,911
            Qualified XII (1.05)                         4,883.573        13.21             64,512
            Qualified XII (1.10)                         3,147.720        13.16             41,424
            Qualified XII (1.15)                         3,823.341        13.11             50,124
            Qualified XII (1.20)                         2,505.819        13.06             32,726
            Qualified XII (1.25)                           106.303        13.01              1,383
            Qualified XII (1.30)                            60.340        12.96                782
            Qualified XII (1.40)                           140.513        12.86              1,807
            Qualified XV                                 6,922.481        17.17            118,859
            Qualified XVI                                4,147.853        16.53             68,564

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP NATURAL RESOURCES (CONTINUED)
            Qualified XVII                                 718.204   $    16.81   $         12,073
            Qualified XXI                                2,366.281        17.29             40,913
            Qualified XXIV                               7,395.721        13.32             98,511
            Qualified XXV                                1,381.670        17.13             23,668
            Qualified XXVI                                 643.059        17.00             10,932
            Qualified XXVII                            239,847.104        15.71          3,767,998
            Qualified XXVIII                            79,719.604        15.66          1,248,409
                                                   ---------------                ----------------
                                                       940,116.818                $     13,970,911
                                                   ===============                ================

        ING MFS TOTAL RETURN
        Contracts in accumulation period:
            Qualified V                                     74.202   $    11.28   $            837
            Qualified VI                               394,705.357        11.76          4,641,735
            Qualified XII (0.55)                         3,682.211        12.03             44,297
            Qualified XII (0.60)                           935.245        12.03             11,251
            Qualified XII (0.65)                         2,253.450        12.03             27,109
            Qualified XII (0.70)                         6,110.815        12.02             73,452
            Qualified XII (0.75)                           236.023        12.02              2,837
            Qualified XII (0.80)                        45,904.584        12.00            550,855
            Qualified XII (0.85)                         3,102.588        11.98             37,169
            Qualified XII (0.95)                        16,439.014        11.97            196,775
            Qualified XII (1.00)                       184,119.716        11.97          2,203,913
            Qualified XII (1.05)                         5,447.786        11.97             65,210
            Qualified XII (1.10)                            81.605        11.96                976
            Qualified XII (1.15)                           556.940        11.96              6,661
            Qualified XII (1.20)                         2,346.656        11.96             28,066
            Qualified XII (1.25)                         1,615.063        11.95             19,300
            Qualified XII (1.30)                           169.372        11.95              2,024
            Qualified XII (1.35)                            52.803        11.95                631
            Qualified XII (1.40)                         1,227.364        11.95             14,667
            Qualified XII (1.45)                             2.847        11.94                 34
            Qualified XV                                   476.923        11.31              5,394
            Qualified XVI                                1,047.445        11.74             12,297
            Qualified XVII                              12,943.490        11.29            146,132
            Qualified XXI                                   96.290        11.32              1,090
            Qualified XXIV                              16,754.240        11.32            189,658
            Qualified XXV                                  194.881        11.33              2,208
            Qualified XXVI                                 360.035        11.31              4,072
                                                   ---------------                ----------------
                                                       700,936.945                $      8,288,650
                                                   ===============                ================

        ING T. ROWE PRICE EQUITY INCOME
        Contracts in accumulation period:
            Qualified VI                               118,664.711   $    12.95   $      1,536,708
            Qualified XII (0.55)                         1,730.592        13.01             22,515

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING T. ROWE PRICE EQUITY INCOME
          (CONTINUED)
            Qualified XII (0.60)                           576.556   $    13.01   $          7,501
            Qualified XII (0.65)                         2,562.337        13.01             33,336
            Qualified XII (0.70)                             3.769        13.00                 49
            Qualified XII (0.80)                        11,180.586        12.98            145,124
            Qualified XII (0.85)                         5,120.756        12.96             66,365
            Qualified XII (0.95)                         3,113.591        12.95             40,321
            Qualified XII (1.00)                        15,411.429        12.95            199,578
            Qualified XII (1.05)                           434.390        12.94              5,621
            Qualified XII (1.10)                           525.580        12.94              6,801
            Qualified XII (1.25)                           773.086        12.93              9,996
            Qualified XII (1.40)                            59.288        12.92                766
            Qualified XV                                   705.246        12.20              8,604
            Qualified XVI                                2,862.413        12.93             37,011
            Qualified XXI                                   87.142        12.21              1,064
            Qualified XXIV                               1,221.949        12.21             14,920
            Qualified XXV                                   35.106        12.22                429
            Qualified XXVI                                 478.033        12.20              5,832
                                                   ---------------                ----------------
                                                       165,546.560                $      2,142,541
                                                   ===============                ================

        ING DSI ENHANCED INDEX
        Contracts in accumulation period:
            Qualified VI                                51,191.026   $     7.80   $        399,290
            Qualified X (1.15)                           2,585.884        10.13             26,195
            Qualified X (1.25)                           4,171.280         9.61             40,086
            Qualified XII (0.60)                         1,511.884         7.91             11,959
            Qualified XII (0.65)                           117.468         7.90                928
            Qualified XII (0.70)                            38.023         7.89                300
            Qualified XII (0.75)                            19.012         7.89                150
            Qualified XII (0.80)                        14,494.924         7.88            114,220
            Qualified XII (0.85)                           203.049         7.87              1,598
            Qualified XII (0.95)                         2,567.388         7.85             20,154
            Qualified XII (1.00)                        10,066.454         7.84             78,921
            Qualified XII (1.05)                         3,677.678         7.84             28,833
            Qualified XII (1.10)                         2,210.217         7.83             17,306
            Qualified XII (1.15)                           886.956         7.82              6,936
            Qualified XII (1.20)                           174.776         7.81              1,365
            Qualified XII (1.25)                           492.308         7.80              3,840
            Qualified XII (1.30)                            69.577         7.79                542
            Qualified XII (1.35)                            65.982         7.79                514
            Qualified XII (1.40)                           359.383         7.78              2,796
            Qualified XII (1.50)                            71.778         7.76                557
            Qualified XVI                                4,372.551         7.76             33,931

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING DSI ENHANCED INDEX (CONTINUED)
            Qualified XVII                               1,096.282   $     7.80   $          8,551
            Qualified XXIV                                  30.241         7.87                238
            Qualified XXV                                  141.318         7.89              1,115
                                                   ---------------                ----------------
                                                       100,615.439                $        800,325
                                                   ---------------

        ING ALGER AGGRESSIVE GROWTH - INITIAL
        CLASS
        Contracts in accumulation period:
            Qualified XXXI                               1,153.787   $    14.26   $         16,453
                                                   ---------------                ----------------
                                                         1,153.787                $         16,453
                                                   ===============                ================

        ING ALGER AGGRESSIVE GROWTH - SERVICE
        CLASS
        Contracts in accumulation period:
            Qualified VI                               713,645.886   $     7.17   $      5,116,841
            Qualified VIII                                 566.480         7.16              4,056
            Qualified X (1.15)                           2,838.241        10.46             29,688
            Qualified X (1.25)                          50,767.676        10.24            519,861
            Qualified XII (0.45)                         6,125.103         7.29             44,652
            Qualified XII (0.55)                           644.154         7.27              4,683
            Qualified XII (0.60)                        17,546.768         7.27            127,565
            Qualified XII (0.65)                         4,684.986         7.26             34,013
            Qualified XII (0.70)                         3,396.965         7.25             24,628
            Qualified XII (0.75)                        64,099.862         7.24            464,083
            Qualified XII (0.80)                        35,465.698         7.23            256,417
            Qualified XII (0.85)                        32,517.566         7.23            235,102
            Qualified XII (0.90)                         1,036.011         7.22              7,480
            Qualified XII (0.95)                        47,191.955         7.21            340,254
            Qualified XII (1.00)                       184,364.862         7.20          1,327,427
            Qualified XII (1.05)                         4,261.528         7.20             30,683
            Qualified XII (1.10)                         4,522.392         7.19             32,516
            Qualified XII (1.15)                           610.306         7.18              4,382
            Qualified XII (1.20)                         3,352.580         7.17             24,038
            Qualified XII (1.25)                         6,235.146         7.17             44,706
            Qualified XII (1.30)                            64.944         7.16                465
            Qualified XII (1.35)                             1.958         7.15                 14
            Qualified XII (1.40)                         4,213.025         7.14             30,081
            Qualified XII (1.50)                           494.951         7.13              3,529
            Qualified XV                                11,139.944         7.21             80,319
            Qualified XVI                               26,666.340         7.13            190,131
            Qualified XVII                               5,876.848         7.17             42,137
            Qualified XVIII                                715.157        10.49              7,502
            Qualified XXI                                2,644.675         7.23             19,121
            Qualified XXIV                              27,549.584         7.22            198,908
            Qualified XXV                               20,464.365         7.24            148,162

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING ALGER AGGRESSIVE GROWTH - SERVICE
        CLASS (CONTINUED)
            Qualified XXVI                               2,661.911   $     7.22   $         19,219
            Qualified XXXII                                692.233        10.30              7,130
                                                   ---------------                ----------------
                                                     1,287,060.100                $      9,419,793
                                                   ===============                ================

        ING ALGER GROWTH
        Contracts in accumulation period:
            Qualified VI                               112,672.738   $     8.62   $        971,239
            Qualified X (1.25)                          10,386.233         9.08             94,307
            Qualified XII (0.15)                           244.949         8.81              2,158
            Qualified XII (0.55)                         2,231.200         8.75             19,523
            Qualified XII (0.60)                         1,738.329         8.74             15,193
            Qualified XII (0.65)                           592.440         8.73              5,172
            Qualified XII (0.70)                         2,118.119         8.72             18,470
            Qualified XII (0.75)                         2,211.940         8.71             19,266
            Qualified XII (0.80)                        39,059.655         8.70            339,819
            Qualified XII (0.85)                         7,542.693         8.69             65,546
            Qualified XII (0.90)                            28.111         8.68                244
            Qualified XII (0.95)                         5,249.250         8.67             45,511
            Qualified XII (1.00)                        45,765.935         8.66            396,333
            Qualified XII (1.05)                         3,154.798         8.65             27,289
            Qualified XII (1.10)                         1,038.310         8.64              8,971
            Qualified XII (1.15)                           593.395         8.63              5,121
            Qualified XII (1.20)                         2,972.738         8.62             25,625
            Qualified XII (1.25)                         2,792.227         8.62             24,069
            Qualified XII (1.40)                           617.578         8.59              5,305
            Qualified XII (1.50)                         1,835.122         8.57             15,727
            Qualified XV                                   582.930         8.67              5,054
            Qualified XVI                                1,133.372         8.57              9,713
            Qualified XVII                               3,315.777         8.62             28,582
            Qualified XXI                                  750.575         8.70              6,530
            Qualified XXIV                               1,439.586         8.69             12,510
            Qualified XXV                                1,383.238         8.71             12,048
            Qualified XXVI                                 225.807         8.68              1,960
            Qualified XXXII                              1,233.044        10.38             12,799
                                                   ---------------                ----------------
                                                       252,910.089                $      2,194,084
                                                   ===============                ================

        ING AMERICAN CENTURY SMALL CAP VALUE
        Contracts in accumulation period:
            Qualified VI                               347,202.405   $    10.81   $      3,753,258
            Qualified X (1.15)                          15,801.385        10.83            171,129
            Qualified X (1.25)                          46,786.864        10.81            505,766
            Qualified XII (0.55)                         2,154.296        10.94             23,568
            Qualified XII (0.60)                           665.416        10.93              7,273

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING AMERICAN CENTURY SMALL CAP VALUE
          (CONTINUED)
            Qualified XII (0.65)                         2,083.517   $    10.92   $         22,752
            Qualified XII (0.70)                         9,749.725        10.92            106,467
            Qualified XII (0.75)                           171.586        10.91              1,872
            Qualified XII (0.80)                        24,846.789        10.90            270,830
            Qualified XII (0.85)                        17,021.304        10.89            185,362
            Qualified XII (0.90)                         2,242.555        10.88             24,399
            Qualified XII (0.95)                        13,129.991        10.87            142,723
            Qualified XII (1.00)                        69,707.735        10.86            757,026
            Qualified XII (1.05)                         2,930.507        10.85             31,796
            Qualified XII (1.10)                         1,689.022        10.84             18,309
            Qualified XII (1.15)                         2,652.816        10.83             28,730
            Qualified XII (1.20)                         2,295.194        10.82             24,834
            Qualified XII (1.25)                         1,134.043        10.81             12,259
            Qualified XII (1.35)                           125.926        10.80              1,360
            Qualified XII (1.40)                         3,999.166        10.79             43,151
            Qualified XII (1.45)                            13.544        10.78                146
            Qualified XII (1.50)                           174.373        10.77              1,878
            Qualified XV                                   231.003        10.87              2,511
            Qualified XVI                                6,055.989        10.77             65,223
            Qualified XVII                               1,909.806        10.81             20,645
            Qualified XVIII                              1,025.230        10.86             11,134
            Qualified XXI                                  293.119        10.90              3,195
            Qualified XXIV                               3,821.232        10.88             41,575
            Qualified XXV                                2,515.857        10.91             27,448
            Qualified XXVI                                  38.879        10.88                423
                                                   ---------------                ----------------
                                                       582,469.274                $      6,307,042
                                                   ===============                ================

        ING BARON SMALL CAP GROWTH
        Contracts in accumulation period:
            NYSUT 457                                  121,636.685   $    13.03   $      1,584,926
            Qualified VI                               640,334.673        11.45          7,331,832
            Qualified X (1.15)                          12,247.690        11.47            140,481
            Qualified X (1.25)                          38,745.676        11.45            443,638
            Qualified XII (0.15)                         2,498.112        11.65             29,103
            Qualified XII (0.55)                         1,179.706        11.58             13,661
            Qualified XII (0.60)                         1,712.532        11.57             19,814
            Qualified XII (0.65)                         8,963.062        11.56            103,613
            Qualified XII (0.70)                         9,295.152        11.55            107,359
            Qualified XII (0.75)                         3,531.802        11.54             40,757
            Qualified XII (0.80)                       224,099.913        11.53          2,583,872
            Qualified XII (0.85)                        22,344.358        11.52            257,407
            Qualified XII (0.90)                           476.542        11.51              5,485
            Qualified XII (0.95)                        20,763.043        11.50            238,775
            Qualified XII (1.00)                       142,763.620        11.49          1,640,354

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING BARON SMALL CAP GROWTH (CONTINUED)
            Qualified XII (1.05)                         2,374.761   $    11.49   $         27,286
            Qualified XII (1.10)                         3,277.352        11.48             37,624
            Qualified XII (1.15)                         2,541.935        11.47             29,156
            Qualified XII (1.20)                         2,646.248        11.46             30,326
            Qualified XII (1.25)                         6,757.642        11.45             77,375
            Qualified XII (1.35)                         2,464.129        11.43             28,165
            Qualified XII (1.40)                         2,488.354        11.42             28,417
            Qualified XII (1.50)                           532.983        11.40              6,076
            Qualified XV                                 1,792.522        11.50             20,614
            Qualified XVI                               11,562.281        11.40            131,810
            Qualified XVII                               1,066.725        11.45             12,214
            Qualified XVIII                                571.802        11.49              6,570
            Qualified XXI                                8,264.874        11.53             95,294
            Qualified XXIV                              10,787.066        11.52            124,267
            Qualified XXV                                2,591.421        11.54             29,905
            Qualified XXVI                               2,042.746        11.51             23,512
            Qualified XXXII                                716.618        10.23              7,331
                                                   ---------------                ----------------
                                                     1,313,072.025                $     15,257,019
                                                   ===============                ================

        ING GOLDMAN SACHS(R) CAPITAL GROWTH
        Contracts in accumulation period:
            Qualified VI                                26,245.590   $    10.09   $        264,818
            Qualified X (1.15)                           3,764.126         9.84             37,039
            Qualified X (1.25)                          13,719.094         9.27            127,176
            Qualified XII (0.60)                         1,566.471        10.23             16,025
            Qualified XII (0.65)                           352.153        10.22              3,599
            Qualified XII (0.70)                         5,701.175        10.21             58,209
            Qualified XII (0.75)                            18.529        10.20                189
            Qualified XII (0.80)                         9,184.086        10.18             93,494
            Qualified XII (0.85)                           626.352        10.17              6,370
            Qualified XII (0.90)                            85.039        10.16                864
            Qualified XII (0.95)                         1,900.493        10.15             19,290
            Qualified XII (1.00)                         7,582.742        10.14             76,889
            Qualified XII (1.05)                           441.560        10.13              4,473
            Qualified XII (1.10)                         2,041.502        10.12             20,660
            Qualified XII (1.15)                         1,150.148        10.11             11,628
            Qualified XII (1.20)                           551.287        10.10              5,568
            Qualified XII (1.25)                           259.068        10.09              2,614
            Qualified XII (1.35)                           123.260        10.06              1,240
            Qualified XII (1.40)                           534.428        10.05              5,371
            Qualified XII (1.45)                           605.478        10.04              6,079
            Qualified XII (1.50)                           474.975        10.03              4,764

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING GOLDMAN SACHS(R) CAPITAL GROWTH
          (CONTINUED)
            Qualified XV                                   648.571   $    10.15   $          6,583
            Qualified XVI                                  276.271        10.03              2,771
            Qualified XXI                                    9.037        10.18                 92
            Qualified XXIV                               2,094.887        10.17             21,305
            Qualified XXV                                2,593.235        10.20             26,451
            Qualified XXXII                                290.260        10.37              3,010
                                                   ---------------                ----------------
                                                        82,839.817                $        826,571
                                                   ===============                ================

        ING JPMORGAN FLEMING INTERNATIONAL
        Currently payable annuity contracts:                                      $          5,601
        Contracts in accumulation period:
            Qualified III                                1,887.002   $    19.31             36,438
            Qualified V                                    168.450        18.13              3,054
            Qualified VI                             2,190,758.585        18.52         40,572,849
            Qualified VIII                              18,581.090        15.60            289,865
            Qualified X (1.15)                          30,213.897        18.71            565,302
            Qualified X (1.25)                         265,772.678        18.52          4,922,110
            Qualified XII (0.05)                        33,260.929        19.17            637,612
            Qualified XII (0.15)                             3.758         9.58                 36
            Qualified XII (0.15)                        25,701.357         9.58            246,219
            Qualified XII (0.25)                       253,284.519         9.56          2,421,400
            Qualified XII (0.35)                       159,550.789         9.51          1,517,328
            Qualified XII (0.45)                        54,422.516         9.46            514,837
            Qualified XII (0.55)                        44,447.447         9.40            417,806
            Qualified XII (0.60)                       188,555.651         9.38          1,768,652
            Qualified XII (0.65)                         9,713.583         9.35             90,822
            Qualified XII (0.70)                       122,127.360         9.32          1,138,227
            Qualified XII (0.75)                       199,552.688         9.30          1,855,840
            Qualified XII (0.80)                       594,567.144        10.47          6,225,118
            Qualified XII (0.85)                       416,310.629        12.89          5,366,244
            Qualified XII (0.90)                        14,013.161        10.41            145,877
            Qualified XII (0.95)                       193,123.065        12.79          2,470,044
            Qualified XII (1.00)                     1,055,499.137        12.74         13,447,059
            Qualified XII (1.05)                        77,592.986        12.69            984,655
            Qualified XII (1.10)                        32,186.561        12.65            407,160
            Qualified XII (1.15)                        18,650.000        12.60            234,990
            Qualified XII (1.20)                        25,441.594        12.55            319,292
            Qualified XII (1.25)                         9,373.040        12.50            117,163
            Qualified XII (1.30)                            97.992        12.45              1,220
            Qualified XII (1.35)                         1,440.773        12.41             17,880
            Qualified XII (1.40)                         5,542.557        12.36             68,506
            Qualified XII (1.45)                         1,147.522        12.31             14,126
            Qualified XII (1.50)                         3,713.040        12.27             45,559
            Qualified XV                                20,826.004        18.92            394,028
            Qualified XVI                               51,484.734        18.21            937,537

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING JPMORGAN FLEMING INTERNATIONAL
          (CONTINUED)
            Qualified XVII                                 935.745   $    18.52   $         17,330
            Qualified XVIII                              4,904.967        18.52             90,840
            Qualified XXI                               24,846.666        19.05            473,329
            Qualified XXIV                              39,739.141        12.80            508,661
            Qualified XXV                               11,412.480        18.83            214,897
            Qualified XXVI                               1,852.750        18.73             34,702
            Qualified XXVII                          1,754,269.234        19.47         34,155,622
            Qualified XXVIII                           128,136.476        19.41          2,487,129
            Qualified XXXII                             30,493.163        10.53            321,093
                                                   ---------------                ----------------
                                                     8,115,602.860                $    126,504,059
                                                   ===============                ================

        ING JPMORGAN MID CAP VALUE
        Contracts in accumulation period:
            Qualified VI                               184,071.052   $    11.78   $      2,168,357
            Qualified X (1.15)                           2,612.129        11.79             30,797
            Qualified X (1.25)                          21,348.641        11.78            251,487
            Qualified XII (0.45)                            97.150        11.93              1,159
            Qualified XII (0.55)                            55.667        11.91                663
            Qualified XII (0.60)                         1,074.454        11.90             12,786
            Qualified XII (0.65)                           568.040        11.89              6,754
            Qualified XII (0.70)                        14,669.697        11.88            174,276
            Qualified XII (0.75)                           126.622        11.87              1,503
            Qualified XII (0.80)                         2,467.707        11.86             29,267
            Qualified XII (0.85)                         9,542.447        11.85            113,078
            Qualified XII (0.90)                           705.912        11.84              8,358
            Qualified XII (0.95)                        17,546.999        11.83            207,581
            Qualified XII (1.00)                        52,794.247        11.82            624,028
            Qualified XII (1.05)                         2,816.850        11.81             33,267
            Qualified XII (1.10)                         2,299.576        11.80             27,135
            Qualified XII (1.15)                           553.605        11.79              6,527
            Qualified XII (1.20)                         3,971.053        11.78             46,779
            Qualified XII (1.25)                         1,084.550        11.78             12,776
            Qualified XII (1.35)                         1,777.721        11.76             20,906
            Qualified XII (1.40)                           449.702        11.75              5,284
            Qualified XII (1.50)                           376.556        11.73              4,417
            Qualified XV                                   300.930        11.83              3,560
            Qualified XVI                                3,007.758        11.73             35,281
            Qualified XVII                               2,454.329        11.78             28,912
            Qualified XXI                                  576.475        11.86              6,837
            Qualified XXIV                               4,365.823        11.85             51,735
            Qualified XXV                                6,075.822        11.87             72,120
            Qualified XXVI                               1,100.169        11.84             13,026
            Qualified XXXII                                 69.727        10.24                714
                                                   ---------------                ----------------
                                                       338,961.410                $      3,999,370
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING MFS CAPITAL OPPORTUNITIES
        Currently payable annuity contracts:                                      $        231,093
        Contracts in accumulation period:
            Qualified III                                  892.890   $    26.02             23,233
            Qualified V                                    872.401        21.16             18,460
            Qualified VI                             2,119,819.010        21.41         45,385,325
            Qualified VIII                               8,636.467        18.40            158,911
            Qualified X (1.15)                           9,839.316         9.36             92,096
            Qualified X (1.25)                         247,143.394         9.31          2,300,905
            Qualified XII (0.05)                        14,309.567        22.16            317,100
            Qualified XII (0.15)                        16,162.657         8.73            141,100
            Qualified XII (0.25)                       118,848.795         9.96          1,183,734
            Qualified XII (0.35)                        97,695.358         9.91            968,161
            Qualified XII (0.40)                       105,144.728        14.51          1,525,650
            Qualified XII (0.45)                        26,301.421         9.85            259,069
            Qualified XII (0.55)                        55,855.510         9.80            547,384
            Qualified XII (0.60)                       110,100.614         9.77          1,075,683
            Qualified XII (0.65)                        24,938.398         9.74            242,900
            Qualified XII (0.70)                       192,732.544         9.71          1,871,433
            Qualified XII (0.75)                       143,877.502         9.69          1,394,173
            Qualified XII (0.80)                       554,495.517        10.93          6,060,636
            Qualified XII (0.85)                       376,545.883        14.21          5,350,717
            Qualified XII (0.90)                        18,218.726        10.52            191,661
            Qualified XII (0.95)                       234,750.780        14.10          3,309,986
            Qualified XII (1.00)                     1,368,664.128        14.05         19,229,731
            Qualified XII (1.05)                        60,765.715        14.00            850,720
            Qualified XII (1.10)                        44,712.913        13.94            623,298
            Qualified XII (1.15)                        32,812.239        13.89            455,762
            Qualified XII (1.20)                        36,383.526        13.84            503,548
            Qualified XII (1.25)                        20,661.393        13.78            284,714
            Qualified XII (1.30)                         1,999.272        13.73             27,450
            Qualified XII (1.35)                         1,051.023        13.68             14,378
            Qualified XII (1.40)                        17,905.502        13.63            244,052
            Qualified XII (1.50)                         4,475.961        13.52             60,515
            Qualified XV                                18,851.577        21.87            412,284
            Qualified XVI                               34,926.211        21.06            735,546
            Qualified XVII                               2,168.239        21.41             46,422
            Qualified XVIII                              5,694.092         9.31             53,012
            Qualified XXI                               19,791.825        22.02            435,816
            Qualified XXIV                              53,129.128        14.11            749,652
            Qualified XXV                               25,447.886        21.76            553,746
            Qualified XXVI                               4,882.641        21.66            105,758
            Qualified XXVII                          1,836,501.792        26.23         48,171,442
            Qualified XXVIII                           199,931.740        26.15          5,228,215
            Qualified XXXII                              5,933.527        10.35             61,412
                                                   ---------------                ----------------
                                                     8,273,871.808                $    151,496,883
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING MFS GLOBAL GROWTH
        Contracts in accumulation period:
            Qualified VI                                54,283.656   $    10.83   $        587,892
            Qualified X (1.15)                           2,556.037        10.85             27,733
            Qualified X (1.25)                           9,878.855        10.83            106,988
            Qualified XII (0.65)                           183.547        10.94              2,008
            Qualified XII (0.70)                         3,531.839        10.93             38,603
            Qualified XII (0.75)                           909.341        10.92              9,930
            Qualified XII (0.80)                         2,816.040        10.91             30,723
            Qualified XII (0.85)                         2,790.917        10.90             30,421
            Qualified XII (0.90)                             9.917        10.89                108
            Qualified XII (0.95)                         7,248.713        10.88             78,866
            Qualified XII (1.00)                        24,101.931        10.88            262,229
            Qualified XII (1.05)                         1,364.305        10.87             14,830
            Qualified XII (1.10)                           725.230        10.86              7,876
            Qualified XII (1.15)                           652.995        10.85              7,085
            Qualified XII (1.20)                         2,984.779        10.84             32,355
            Qualified XII (1.25)                           622.161        10.83              6,738
            Qualified XII (1.35)                            96.762        10.81              1,046
            Qualified XII (1.40)                           386.018        10.80              4,169
            Qualified XII (1.50)                           169.295        10.78              1,825
            Qualified XV                                   295.221        10.88              3,212
            Qualified XXI                                   42.805        10.91                467
            Qualified XXIV                               2,348.899        10.90             25,603
            Qualified XXV                                1,174.267        10.92             12,823
            Qualified XXVI                                   5.418        10.89                 59
                                                   ---------------                ----------------
                                                       119,178.948                $      1,293,589
                                                   ===============                ================

        ING MFS RESEARCH EQUITY
        Contracts in accumulation period:
            Qualified I                                    602.964   $     9.11   $          5,493
            Qualified III                                  584.430        12.01              7,019
            Qualified IX                                 2,751.502        11.65             32,055
            Qualified V                                  1,218.897        13.60             16,577
            Qualified VI                             4,602,681.228        13.85         63,747,135
            Qualified VII                               83,945.346        11.71            983,000
            Qualified VIII                              11,217.295        11.68            131,018
            Qualified X (1.15)                           4,872.052        13.99             68,160
            Qualified X (1.25)                         484,939.495        13.85          6,716,412

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING MFS RESEARCH EQUITY (CONTINUED)
            Qualified XII (0.05)                        26,809.002   $    14.33   $        384,173
            Qualified XII (0.15)                        64,994.384         9.26            601,848
            Qualified XII (0.25)                       317,180.326         9.20          2,918,059
            Qualified XII (0.35)                       132,581.311         9.15          1,213,119
            Qualified XII (0.40)                        66,038.672         9.18            606,235
            Qualified XII (0.45)                        47,768.351         9.10            434,692
            Qualified XII (0.55)                        43,066.850         9.05            389,755
            Qualified XII (0.60)                       175,941.463         9.02          1,586,992
            Qualified XII (0.65)                        67,670.555         9.00            609,035
            Qualified XII (0.70)                       135,422.519         8.97          1,214,740
            Qualified XII (0.75)                       168,815.531         8.95          1,510,899
            Qualified XII (0.80)                       494,179.939         9.87          4,877,556
            Qualified XII (0.85)                       586,104.672         8.99          5,269,081
            Qualified XII (0.90)                        17,591.745         9.57            168,353
            Qualified XII (0.95)                       284,368.834         8.92          2,536,570
            Qualified XII (1.00)                     1,074,704.500         8.89          9,554,123
            Qualified XII (1.05)                        56,375.706         8.85            498,925
            Qualified XII (1.10)                        45,679.478         8.82            402,893
            Qualified XII (1.15)                        52,502.051         8.78            460,968
            Qualified XII (1.20)                        50,580.457         8.75            442,579
            Qualified XII (1.25)                        14,768.004         8.72            128,777
            Qualified XII (1.30)                         1,816.705         8.68             15,769
            Qualified XII (1.40)                         5,695.708         8.62             49,097
            Qualified XII (1.50)                         3,955.322         8.55             33,818
            Qualified XIX                                3,646.542         9.11             33,220
            Qualified XV                                20,671.782        14.14            292,299
            Qualified XVI                              105,874.817        13.62          1,442,015
            Qualified XVII                              93,467.942        13.85          1,294,531
            Qualified XVIII                             25,230.181        13.85            349,438
            Qualified XX                                 4,690.008        12.01             56,327
            Qualified XXI                               37,739.607        14.24            537,412
            Qualified XXIV                             158,490.369         8.93          1,415,319
            Qualified XXIX                               1,222.148        12.01             14,678
            Qualified XXV                               29,398.081        14.07            413,631
            Qualified XXVI                              13,635.831        14.01            191,038
            Qualified XXVII                            858,894.033        13.24         11,371,757
            Qualified XXVIII                            68,628.182        13.20            905,892
            Qualified XXX                               60,055.416        11.91            715,260
            Qualified XXXII                            138,029.497        10.34          1,427,225
                                                   ---------------                ----------------
                                                    10,747,099.730                $    128,074,967
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING OPCAP BALANCED VALUE
        Contracts in accumulation period:
            Qualified VI                               403,313.559   $    12.39   $      4,997,055
            Qualified VIII                                 892.252        12.39             11,055
            Qualified X (1.15)                          11,412.186        10.75            122,681
            Qualified X (1.25)                          66,000.583        10.29            679,146
            Qualified XII (0.55)                           110.334        12.58              1,388
            Qualified XII (0.60)                         2,769.690        12.57             34,815
            Qualified XII (0.65)                           639.522        12.55              8,026
            Qualified XII (0.70)                         4,387.879        12.54             55,024
            Qualified XII (0.75)                         3,219.394        12.53             40,339
            Qualified XII (0.80)                        35,226.379        12.51            440,682
            Qualified XII (0.85)                        17,039.600        12.50            212,995
            Qualified XII (0.90)                           409.535        12.48              5,111
            Qualified XII (0.95)                        29,964.876        12.47            373,662
            Qualified XII (1.00)                       118,332.183        12.46          1,474,419
            Qualified XII (1.05)                         3,090.836        12.44             38,450
            Qualified XII (1.10)                         5,104.827        12.43             63,453
            Qualified XII (1.15)                         2,076.329        12.42             25,788
            Qualified XII (1.20)                         1,371.290        12.40             17,004
            Qualified XII (1.25)                         3,839.548        12.39             47,572
            Qualified XII (1.30)                           136.834        12.38              1,694
            Qualified XII (1.35)                             1.213        12.37                 15
            Qualified XII (1.40)                           939.919        12.35             11,608
            Qualified XII (1.50)                           115.329        12.33              1,422
            Qualified XV                                   589.816        12.47              7,355
            Qualified XVI                                4,377.859        12.33             53,979
            Qualified XVII                               4,710.250        12.39             58,360
            Qualified XXI                                1,003.437        12.51             12,553
            Qualified XXIV                               7,773.019        12.49             97,085
            Qualified XXV                               20,140.702        12.53            252,363
            Qualified XXVI                               2,093.990        12.48             26,133
            Qualified XXXII                              1,123.181        10.31             11,580
                                                   ---------------                ----------------
                                                       752,206.351                $      9,182,812
                                                   ===============                ================

        ING PIMCO TOTAL RETURN
        Contracts in accumulation period:
            NYSUT 457                                  189,541.362   $    10.13   $      1,920,054
            Qualified VI                             1,363,706.812        11.01         15,014,412
            Qualified VIII                                 443.869        11.01              4,887
            Qualified X (1.15)                             224.479        11.03              2,476
            Qualified X (1.25)                         147,674.478        11.01          1,625,896
            Qualified XII (0.15)                         3,240.625        11.20             36,295

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING PIMCO TOTAL RETURN (CONTINUED)
            Qualified XII (0.45)                        14,204.122   $    11.16   $        158,518
            Qualified XII (0.55)                        13,853.411        11.14            154,327
            Qualified XII (0.60)                        21,807.457        11.13            242,717
            Qualified XII (0.65)                        13,179.227        11.12            146,553
            Qualified XII (0.70)                        24,374.798        11.11            270,804
            Qualified XII (0.75)                        55,353.424        11.10            614,423
            Qualified XII (0.80)                        91,271.081        11.10          1,013,109
            Qualified XII (0.85)                        59,741.839        11.09            662,537
            Qualified XII (0.90)                        20,125.722        11.08            222,993
            Qualified XII (0.95)                       185,400.000        11.07          2,052,378
            Qualified XII (1.00)                       415,621.881        11.06          4,596,778
            Qualified XII (1.05)                        25,165.701        11.05            278,081
            Qualified XII (1.10)                        16,758.786        11.04            185,017
            Qualified XII (1.15)                        12,015.594        11.03            132,532
            Qualified XII (1.20)                        17,091.016        11.02            188,343
            Qualified XII (1.25)                        19,253.406        11.01            211,980
            Qualified XII (1.30)                         4,202.273        11.00             46,225
            Qualified XII (1.35)                         3,593.904        10.99             39,497
            Qualified XII (1.40)                         7,013.935        10.98             77,013
            Qualified XII (1.45)                           792.252        10.97              8,691
            Qualified XII (1.50)                         4,380.401        10.97             48,053
            Qualified XV                                12,577.597        11.07            139,234
            Qualified XVI                               24,560.620        10.97            269,430
            Qualified XVII                               3,555.404        11.01             39,145
            Qualified XVIII                              1,185.986        11.06             13,117
            Qualified XXI                                5,072.342        11.10             56,303
            Qualified XXIV                              14,593.592        11.08            161,697
            Qualified XXV                               11,029.370        11.10            122,426
            Qualified XXVI                               9,291.516        11.08            102,950
            Qualified XXVIII                            31,234.720        11.06            345,456
            Qualified XXXII                              2,227.046        10.02             22,315
                                                   ---------------                ----------------
                                                     2,845,360.048                $     31,226,662
                                                   ===============                ================

        ING SALOMON BROTHERS AGGRESSIVE GROWTH
        Currently payable annuity contracts:                                      $         77,873
        Contracts in accumulation period:
            Qualified III                                5,527.692   $    13.00             71,860
            Qualified V                                  1,261.333        12.75             16,082
            Qualified VI                             7,469,333.953        12.90         96,354,408
            Qualified VIII                              12,687.195        13.51            171,404
            Qualified X (1.15)                          62,500.077        13.03            814,376
            Qualified X (1.25)                         866,224.961        12.90         11,174,302

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING SALOMON BROTHERS AGGRESSIVE GROWTH
          (CONTINUED)
            Qualified XII (0.05)                       115,779.026   $    13.35   $      1,545,650
            Qualified XII (0.15)                       106,846.393         9.01            962,686
            Qualified XII (0.25)                       563,410.998         7.82          4,405,874
            Qualified XII (0.35)                       298,733.204         7.77          2,321,157
            Qualified XII (0.40)                       294,978.000         9.00          2,654,802
            Qualified XII (0.45)                       103,792.108         7.73            802,313
            Qualified XII (0.55)                        76,487.891         7.68            587,427
            Qualified XII (0.60)                       493,972.585         7.66          3,783,830
            Qualified XII (0.65)                        40,779.843         7.64            311,558
            Qualified XII (0.70)                       341,696.457         7.62          2,603,727
            Qualified XII (0.75)                       538,408.948         7.60          4,091,908
            Qualified XII (0.80)                     2,228,249.511         8.18         18,227,081
            Qualified XII (0.85)                       901,390.465         8.81          7,941,250
            Qualified XII (0.90)                        56,061.626         7.87            441,205
            Qualified XII (0.95)                       556,545.143         8.75          4,869,770
            Qualified XII (1.00)                     3,231,773.479         8.71         28,148,747
            Qualified XII (1.05)                       249,182.488         8.68          2,162,904
            Qualified XII (1.10)                        94,672.255         8.65            818,915
            Qualified XII (1.15)                        77,676.539         8.61            668,795
            Qualified XII (1.20)                       142,848.718         8.58          1,225,642
            Qualified XII (1.25)                        66,465.614         8.55            568,281
            Qualified XII (1.30)                         7,086.956         8.51             60,310
            Qualified XII (1.35)                         1,737.146         8.48             14,731
            Qualified XII (1.40)                        22,621.657         8.45            191,153
            Qualified XII (1.45)                            26.128         8.42                220
            Qualified XII (1.50)                        11,484.505         8.39             96,355
            Qualified XV                                17,631.108        13.18            232,378
            Qualified XVI                              136,527.760        12.68          1,731,172
            Qualified XVII                              16,315.504        12.90            210,470
            Qualified XVIII                             20,392.791        12.90            263,067
            Qualified XXI                              114,337.830        13.27          1,517,263
            Qualified XXII                                 235.356        13.35              3,142
            Qualified XXIV                             245,112.228         8.75          2,144,732
            Qualified XXV                               92,956.674        13.11          1,218,662
            Qualified XXVI                              20,703.065        13.05            270,175
            Qualified XXVII                          2,191,574.676        13.11         28,731,544
            Qualified XXVIII                           371,342.081        13.07          4,853,441
            Qualified XXXII                             40,065.875        10.52            421,493
                                                   ---------------                ----------------
                                                    22,307,437.842                $    239,784,135
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING SALOMON BROTHERS FUNDAMENTAL VALUE
        Contracts in accumulation period:
            Qualified VI                               319,789.413   $    16.53   $      5,286,119
            Qualified X (1.25)                          26,125.890        10.39            271,448
            Qualified XII (0.55)                           621.990        16.78             10,437
            Qualified XII (0.60)                         2,354.117        16.76             39,455
            Qualified XII (0.65)                           331.661        16.74              5,552
            Qualified XII (0.70)                         3,047.699        16.73             50,988
            Qualified XII (0.75)                         2,752.783        16.71             45,999
            Qualified XII (0.80)                        59,760.275        16.69            997,399
            Qualified XII (0.85)                        10,460.648        16.67            174,379
            Qualified XII (0.90)                         1,605.105        16.65             26,725
            Qualified XII (0.95)                        14,233.173        16.64            236,840
            Qualified XII (1.00)                       104,198.255        16.62          1,731,775
            Qualified XII (1.05)                         3,117.771        16.60             51,755
            Qualified XII (1.10)                         1,487.395        16.58             24,661
            Qualified XII (1.15)                         2,398.249        16.56             39,715
            Qualified XII (1.20)                           736.737        16.55             12,193
            Qualified XII (1.25)                         1,180.218        16.53             19,509
            Qualified XII (1.35)                             0.909        16.49                 15
            Qualified XII (1.40)                           612.440        16.48             10,093
            Qualified XII (1.50)                           275.669        16.44              4,532
            Qualified XV                                   185.757        16.64              3,091
            Qualified XVI                                2,526.034        16.44             41,528
            Qualified XVII                               3,088.385        16.53             51,051
            Qualified XVIII                                463.798        10.69              4,958
            Qualified XXI                                1,608.508        16.69             26,846
            Qualified XXIV                               3,072.989        16.66             51,196
            Qualified XXV                                9,856.972        16.71            164,710
            Qualified XXVI                               1,878.678        16.65             31,280
                                                   ---------------                ----------------
                                                       577,771.518                $      9,414,249
                                                   ===============                ================

        ING SALOMON BROTHERS INVESTORS VALUE
        Contracts in accumulation period:
            Qualified VI                               166,130.087   $    12.73   $      2,114,836
            Qualified X (1.15)                           4,438.976        10.16             45,100
            Qualified X (1.25)                          21,517.004         9.88            212,588
            Qualified XII (0.55)                         2,305.495        12.92             29,787
            Qualified XII (0.60)                         3,471.727        12.91             44,820
            Qualified XII (0.65)                         1,436.462        12.89             18,516
            Qualified XII (0.70)                         6,871.196        12.88             88,501
            Qualified XII (0.75)                         1,331.026        12.86             17,117
            Qualified XII 0.80)                          9,855.720        12.85            126,646

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING SALOMON BROTHERS INVESTORS VALUE
          (CONTINUED)
            Qualified XII (0.85)                         4,173.287   $    12.84   $         53,585
            Qualified XII (0.90)                           740.406        12.82              9,492
            Qualified XII (0.95)                        13,914.598        12.81            178,246
            Qualified XII (1.00)                        60,810.938        12.80            778,380
            Qualified XII (1.05)                           625.821        12.78              7,998
            Qualified XII (1.10)                           621.378        12.77              7,935
            Qualified XII (1.15)                           614.745        12.75              7,838
            Qualified XII (1.20)                         1,027.551        12.74             13,091
            Qualified XII (1.25)                         2,345.483        12.73             29,858
            Qualified XII (1.40)                           973.601        12.69             12,355
            Qualified XII (1.50)                           250.553        12.66              3,172
            Qualified XV                                 1,465.964        12.81             18,779
            Qualified XVI                                1,748.341        12.66             22,134
            Qualified XVIII                                630.128        10.19              6,421
            Qualified XXI                                  286.303        12.85              3,679
            Qualified XXIV                               6,384.490        12.83             81,913
            Qualified XXV                                1,205.054        12.86             15,497
            Qualified XXVI                               4,132.839        12.82             52,983
            Qualified XXXII                              1,727.735        10.42             18,003
                                                   ---------------                ----------------
                                                       321,036.908                $      4,019,270
                                                   ===============                ================

        ING T. ROWE PRICE GROWTH EQUITY
        Currently payable annuity contracts:                                      $        291,719
        Contracts in accumulation period:
            Qualified III                                2,064.391   $    21.68             44,756
            Qualified V                                  2,281.098        18.94             43,204
            Qualified VI                             5,305,707.287        18.80         99,747,297
            Qualified VIII                               6,342.545        19.18            121,650
            Qualified X (1.15)                          41,742.985        21.24            886,621
            Qualified X (1.25)                         503,621.083        21.06         10,606,260
            Qualified XII (0.05)                        21,202.674        19.45            412,392
            Qualified XII (0.15)                           690.646        10.37              7,162
            Qualified XII (0.15)                        32,149.180        10.37            333,387
            Qualified XII (0.25)                       317,265.477        12.05          3,823,049
            Qualified XII (0.35)                        71,721.017        11.99            859,935
            Qualified XII (0.40)                       134,384.641        18.23          2,449,832
            Qualified XII (0.45)                        83,327.433        11.92            993,263
            Qualified XII (0.55)                        59,254.093        11.85            702,161
            Qualified XII (0.60)                       254,412.267        11.82          3,007,153
            Qualified XII (0.65)                        47,932.824        11.79            565,128
            Qualified XII (0.70)                       215,590.893        11.75          2,533,193
            Qualified XII (0.75)                       331,183.362        11.72          3,881,469
            Qualified XII (0.80)                     1,253,252.525        12.87         16,129,360
            Qualified XII (0.85)                       318,275.294        17.85          5,681,214

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING T. ROWE PRICE GROWTH EQUITY
          (CONTINUED)
            Qualified XII (0.90)                        30,895.817   $    12.43   $        384,035
            Qualified XII (0.95)                       380,043.115        17.72          6,734,364
            Qualified XII (1.00)                     1,232,989.292        17.65         21,762,261
            Qualified XII (1.05)                       121,621.673        17.58          2,138,109
            Qualified XII (1.10)                        63,305.593        17.52          1,109,114
            Qualified XII (1.15)                        23,142.235        17.45            403,832
            Qualified XII (1.20)                        45,410.242        17.38            789,230
            Qualified XII (1.25)                        28,394.631        17.32            491,795
            Qualified XII (1.30)                         5,378.725        17.25             92,783
            Qualified XII (1.35)                         2,783.178        17.18             47,815
            Qualified XII (1.40)                        19,592.582        17.12            335,425
            Qualified XII (1.45)                           357.067        17.05              6,088
            Qualified XII (1.50)                         1,848.146        16.99             31,400
            Qualified XV                                15,550.209        19.20            298,564
            Qualified XVI                              111,932.089        18.48          2,068,505
            Qualified XVII                              24,998.085        18.80            469,964
            Qualified XVIII                             20,290.313        21.06            427,314
            Qualified XXI                               48,392.033        19.33            935,418
            Qualified XXII                                  51.363        19.45                999
            Qualified XXIV                             113,726.678        17.73          2,016,374
            Qualified XXV                               55,851.728        19.10          1,066,768
            Qualified XXVI                              25,227.091        19.01            479,567
            Qualified XXVII                          1,670,473.330        21.86         36,516,547
            Qualified XXVIII                           671,146.168        21.79         14,624,275
            Qualified XXXI                               1,660.692        13.00             21,589
            Qualified XXXII                             22,238.825        10.38            230,839
                                                   ---------------                ----------------
                                                    13,739,702.615                $    246,603,179
                                                   ===============                ================

        ING UBS TACTICAL ASSET ALLOCATION
        Contracts in accumulation period:
            Qualified VI                                13,349.747   $    29.59   $        395,019
            Qualified X (1.25)                          28,571.099         9.55            272,854
            Qualified XII (0.55)                           378.762        30.04             11,378
            Qualified XII (0.60)                           743.367        30.00             22,301
            Qualified XII (0.65)                            26.894        29.97                806
            Qualified XII (0.70)                           149.399        29.94              4,473
            Qualified XII (0.75)                            88.532        29.91              2,648
            Qualified XII (0.80)                           239.893        29.88              7,168
            Qualified XII (0.85)                           361.260        29.84             10,780
            Qualified XII (0.95)                           223.942        29.78              6,669
            Qualified XII (1.00)                         1,984.975        29.75             59,053
            Qualified XII (1.05)                           206.023        29.72              6,123
            Qualified XII (1.10)                            17.621        29.68                523

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING UBS TACTICAL ASSET ALLOCATION
          (CONTINUED)
            Qualified XII (1.15)                            51.535   $    29.65   $          1,528
            Qualified XII (1.20)                         1,047.670        29.62             31,032
            Qualified XII (1.25)                         1,126.428        29.59             33,331
            Qualified XII (1.40)                           139.132        29.49              4,103
            Qualified XII (1.50)                            64.594        29.43              1,901
            Qualified XVI                                  264.016        29.43              7,770
            Qualified XXIV                                 150.386        29.83              4,486
            Qualified XXV                                  853.995        29.91             25,543
            Qualified XXVI                                  46.293        29.81              1,380
                                                   ---------------                ----------------
                                                        50,085.563                $        910,869
                                                   ===============                ================

        ING VAN KAMPEN COMSTOCK
        Contracts in accumulation period:
            NYSUT 457                                  302,672.173   $    12.47   $      3,774,322
            Qualified VI                             1,310,403.572        10.64         13,942,694
            Qualified X (1.15)                          14,877.299        10.66            158,592
            Qualified X (1.25)                          63,213.628        10.64            672,593
            Qualified XII (0.15)                           100.832        10.82              1,091
            Qualified XII (0.55)                           142.565        10.76              1,534
            Qualified XII (0.60)                         3,399.163        10.75             36,541
            Qualified XII (0.65)                           390.326        10.75              4,196
            Qualified XII (0.70)                        15,518.901        10.74            166,673
            Qualified XII (0.75)                        28,893.383        10.73            310,026
            Qualified XII (0.80)                       345,077.612        10.72          3,699,232
            Qualified XII (0.85)                        35,509.711        10.71            380,309
            Qualified XII (0.90)                         1,487.103        10.70             15,912
            Qualified XII (0.95)                        33,092.236        10.69            353,756
            Qualified XII (1.00)                       660,397.846        10.68          7,053,049
            Qualified XII (1.05)                         9,135.895        10.67             97,480
            Qualified XII (1.10)                         3,059.662        10.66             32,616
            Qualified XII (1.15)                         4,602.908        10.66             49,067
            Qualified XII (1.20)                         4,412.300        10.65             46,991
            Qualified XII (1.25)                         4,064.662        10.64             43,248
            Qualified XII (1.30)                           388.241        10.63              4,127
            Qualified XII (1.35)                           235.876        10.62              2,505
            Qualified XII (1.40)                         1,448.916        10.61             15,373
            Qualified XII (1.45)                            28.679        10.60                304
            Qualified XII (1.50)                           258.263        10.59              2,735
            Qualified XV                                 3,989.897        10.69             42,652
            Qualified XVI                                9,550.236        10.59            101,137
            Qualified XVII                               4,429.229        10.64             47,127

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VAN KAMPEN COMSTOCK (CONTINUED)
            Qualified XVIII                              6,116.667   $    10.68   $         65,326
            Qualified XXI                                  750.840        10.72              8,049
            Qualified XXIV                              76,703.174        10.71            821,491
            Qualified XXV                                5,029.823        10.73             53,970
            Qualified XXVI                                 682.617        10.70              7,304
            Qualified XXXII                                568.260        10.46              5,944
                                                   ---------------                ----------------
                                                     2,950,632.495                $     32,017,966
                                                   ===============                ================

        ING VP STRATEGIC ALLOCATION BALANCED
        Currently payable annuity contracts:                                      $         57,623
        Contracts in accumulation period:
            Qualified V                                     28.800   $    15.59                449
            Qualified VI                             1,738,315.126        15.80         27,465,379
            Qualified X (1.15)                          10,610.423        16.31            173,056
            Qualified X (1.25)                         216,638.775        16.17          3,503,049
            Qualified XII (0.00)                        10,328.910        10.55            108,970
            Qualified XII (0.05)                        20,028.257        16.35            327,462
            Qualified XII (0.25)                        89,555.195        10.78            965,405
            Qualified XII (0.35)                         5,919.403        10.72             63,456
            Qualified XII (0.40)                       184,581.426        14.86          2,742,880
            Qualified XII (0.45)                        10,544.184        10.66            112,401
            Qualified XII (0.55)                         3,979.717        10.60             42,185
            Qualified XII (0.60)                        12,588.363        10.57            133,059
            Qualified XII (0.65)                       102,180.361        10.54          1,076,981
            Qualified XII (0.70)                        81,971.361        10.51            861,519
            Qualified XII (0.75)                       164,824.237        10.48          1,727,358
            Qualified XII (0.80)                       194,851.542        11.02          2,147,264
            Qualified XII (0.85)                       114,704.807        14.56          1,670,102
            Qualified XII (0.90)                           525.046        10.82              5,681
            Qualified XII (0.95)                        78,120.692        14.45          1,128,844
            Qualified XII (1.00)                       256,283.461        14.39          3,687,919
            Qualified XII (1.05)                        78,983.612        14.34          1,132,625
            Qualified XII (1.10)                        75,674.790        14.28          1,080,636
            Qualified XII (1.15)                        17,205.552        14.23            244,835
            Qualified XII (1.20)                       327,870.572        14.17          4,645,926
            Qualified XII (1.25)                        21,896.884        14.12            309,184
            Qualified XII (1.30)                         4,870.149        14.07             68,523
            Qualified XII (1.35)                            32.120        14.01                450
            Qualified XII (1.40)                        25,054.943        13.96            349,767
            Qualified XII (1.45)                           197.986        13.90              2,752
            Qualified XII (1.50)                         6,057.040        13.85             83,890
            Qualified XV                                 2,794.424        16.14             45,102

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP STRATEGIC ALLOCATION BALANCED
          (CONTINUED)
            Qualified XVI                               35,932.433   $    15.54   $        558,390
            Qualified XVII                              10,241.559        16.17            165,606
            Qualified XVIII                             11,545.076        16.55            191,071
            Qualified XXI                                6,848.000        16.25            111,280
            Qualified XXII                                 508.930        16.35              8,321
            Qualified XXIV                               7,691.079        14.46            111,213
            Qualified XXV                                6,373.049        16.14            102,861
            Qualified XXVII                             49,779.912        15.93            792,994
            Qualified XXVIII                            24,329.975        15.88            386,360
            Qualified XXXII                              5,152.734        10.24             52,764
                                                   ---------------                ----------------
                                                     4,015,620.905                $     58,445,592
                                                   ===============                ================

        ING VP STRATEGIC ALLOCATION GROWTH
        Contracts in accumulation period:
            Qualified III                                  321.517   $    16.08   $          5,170
            Qualified VI                             2,208,844.217        16.08         35,518,215
            Qualified VIII                                   8.588        16.07                138
            Qualified X (1.15)                          30,633.453        16.68            510,966
            Qualified X (1.25)                         268,308.283        16.54          4,437,819
            Qualified XII (0.00)                            74.374        10.38                772
            Qualified XII (0.00)                         5,789.884        10.38             60,099
            Qualified XII (0.05)                         4,907.272        16.64             81,657
            Qualified XII (0.25)                       150,984.615        10.14          1,530,984
            Qualified XII (0.35)                         8,961.249        10.09             90,419
            Qualified XII (0.40)                        66,223.454        14.88            985,405
            Qualified XII (0.45)                        16,183.350        10.03            162,319
            Qualified XII (0.55)                         2,413.641         9.97             24,064
            Qualified XII (0.60)                         5,823.340         9.94             57,884
            Qualified XII (0.65)                       281,342.540         9.92          2,790,918
            Qualified XII (0.70)                       115,950.657         9.89          1,146,752
            Qualified XII (0.75)                       220,663.996         9.86          2,175,747
            Qualified XII (0.80)                       214,052.581        10.46          2,238,990
            Qualified XII (0.85)                       186,384.352        14.57          2,715,620
            Qualified XII (0.90)                         3,044.780        10.25             31,209
            Qualified XII (0.95)                        87,531.812        14.46          1,265,710
            Qualified XII (1.00)                       514,283.900        14.41          7,410,831
            Qualified XII (1.05)                        92,837.700        14.35          1,332,221
            Qualified XII (1.10)                        51,467.063        14.30            735,979
            Qualified XII (1.15)                        22,300.562        14.24            317,560
            Qualified XII (1.20)                        54,980.902        14.19            780,179
            Qualified XII (1.25)                        14,992.569        14.13            211,845
            Qualified XII (1.30)                         5,547.230        14.08             78,105
            Qualified XII (1.35)                           227.156        14.03              3,187

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP STRATEGIC ALLOCATION GROWTH
          (CONTINUED)
            Qualified XII (1.40)                        11,676.593   $    13.97   $        163,122
            Qualified XII (1.45)                           929.167        13.92             12,934
            Qualified XII (1.50)                         9,371.089        13.87            129,977
            Qualified XV                                 3,718.088        16.42             61,051
            Qualified XVI                               40,615.750        15.81            642,135
            Qualified XVII                                 682.918        16.45             11,234
            Qualified XVIII                              4,743.913        16.92             80,267
            Qualified XXI                               10,039.722        16.54            166,057
            Qualified XXII                               1,445.854        16.64             24,059
            Qualified XXIV                              23,106.220        14.47            334,347
            Qualified XXV                               12,205.055        16.42            200,407
            Qualified XXVI                                 494.247        16.34              8,076
            Qualified XXVII                             54,494.263        16.21            883,352
            Qualified XXVIII                            19,709.653        16.16            318,508
            Qualified XXXII                              9,415.907        10.31             97,078
                                                   ---------------                ----------------
                                                     4,837,733.476                $     69,833,368
                                                   ===============                ================

        ING VP STRATEGIC ALLOCATION INCOME
        Currently payable annuity contracts:                                      $        139,330
        Contracts in accumulation period:
            Qualified III                                1,111.418   $    15.94             17,716
            Qualified VI                               902,309.912        15.94         14,382,820
            Qualified X (1.15)                          33,847.059        16.15            546,630
            Qualified X (1.25)                         210,476.265        16.01          3,369,725
            Qualified XII (0.00)                           555.307        10.74              5,964
            Qualified XII (0.00)                         6,490.503        10.74             69,708
            Qualified XII (0.05)                        31,344.546        16.50            517,185
            Qualified XII (0.25)                        29,897.892        11.86            354,589
            Qualified XII (0.35)                        10,641.356        11.80            125,568
            Qualified XII (0.40)                        59,349.380        15.31            908,639
            Qualified XII (0.45)                        11,018.841        11.73            129,251
            Qualified XII (0.55)                        12,106.855        11.67            141,287
            Qualified XII (0.60)                         6,035.082        11.63             70,188
            Qualified XII (0.65)                         5,924.224        11.60             68,721
            Qualified XII (0.70)                        54,390.925        11.57            629,303
            Qualified XII (0.75)                        50,090.035        11.54            578,039
            Qualified XII (0.80)                       145,136.882        11.93          1,731,483
            Qualified XII (0.85)                        67,736.933        15.00          1,016,054
            Qualified XII (0.90)                         2,464.122        11.79             29,052
            Qualified XII (0.95)                        44,191.734        14.88            657,573
            Qualified XII (1.00)                       276,553.001        14.83          4,101,281
            Qualified XII (1.05)                        38,276.912        14.77            565,350

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP STRATEGIC ALLOCATION INCOME
          (CONTINUED)
            Qualified XII (1.10)                        28,751.121   $    14.71   $        422,929
            Qualified XII (1.15)                         8,613.165        14.66            126,269
            Qualified XII (1.20)                        20,710.822        14.60            302,378
            Qualified XII (1.25)                         8,080.000        14.55            117,564
            Qualified XII (1.30)                         2,875.707        14.49             41,669
            Qualified XII (1.35)                           137.119        14.44              1,980
            Qualified XII (1.40)                         7,472.253        14.38            107,451
            Qualified XII (1.45)                           101.675        14.33              1,457
            Qualified XII (1.50)                         1,230.974        14.27             17,566
            Qualified XV                                   530.817        16.29              8,647
            Qualified XVI                               18,307.015        15.68            287,054
            Qualified XVII                              16,709.436        16.32            272,698
            Qualified XVIII                             35,085.296        16.39            575,048
            Qualified XXI                                4,511.098        16.40             73,982
            Qualified XXIV                               3,842.310        14.89             57,212
            Qualified XXV                                7,298.895        16.28            118,826
            Qualified XXVI                                 498.518        16.20              8,076
            Qualified XXVII                             49,924.503        16.08            802,786
            Qualified XXVIII                            16,714.847        16.03            267,939
            Qualified XXXII                              6,893.713        10.18             70,178
                                                   ---------------                ----------------
                                                     2,238,238.468                $     33,837,165
                                                   ===============                ================

        ING VP GROWTH AND INCOME
        Currently payable annuity contracts:                                      $    168,095,249
        Contracts in accumulation period:
            Qualified I                                 57,848.585   $   245.51         14,202,406
            Qualified III                                  294.840       186.23             54,908
            Qualified IX                                 8,965.563        18.12            162,456
            Qualified V                                    696.493        18.82             13,108
            Qualified VI                            55,129,399.580        19.02      1,048,561,180
            Qualified VII                            4,716,596.274        17.98         84,804,401
            Qualified VIII                              52,589.632        17.65            928,207
            Qualified X (1.15)                         443,340.240        19.21          8,516,566
            Qualified X (1.25)                       8,911,586.225        19.02        169,498,370
            Qualified XII (0.00)                       534,159.447         9.05          4,834,143
            Qualified XII (0.05)                       310,107.063        19.68          6,102,907
            Qualified XII (0.25)                     3,821,284.321         8.10         30,952,403
            Qualified XII (0.35)                       684,493.913         8.05          5,510,176
            Qualified XII (0.40)                       185,234.743        13.24          2,452,508
            Qualified XII (0.45)                       463,259.176         8.01          3,710,706
            Qualified XII (0.55)                       655,875.000         7.96          5,220,765
            Qualified XII (0.60)                     2,670,005.920         7.94         21,199,847
            Qualified XII (0.65)                       322,235.607         7.92          2,552,106

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP GROWTH AND INCOME (CONTINUED)
            Qualified XII (0.70)                     1,655,663.244   $     7.89   $     13,063,183
            Qualified XII (0.75)                     2,493,571.665         7.87         19,624,409
            Qualified XII (0.80)                     7,714,135.888         8.61         66,418,710
            Qualified XII (0.85)                     4,448,546.877        12.97         57,697,653
            Qualified XII (0.90)                       208,104.442         8.33          1,733,510
            Qualified XII (0.95)                     2,504,148.873        12.87         32,228,396
            Qualified XII (1.00)                    11,175,836.505        12.82        143,274,224
            Qualified XII (1.05)                       440,192.639        12.77          5,621,260
            Qualified XII (1.10)                       290,138.571        12.73          3,693,464
            Qualified XII (1.15)                       268,967.902        12.68          3,410,513
            Qualified XII (1.20)                       240,746.714        12.63          3,040,631
            Qualified XII (1.25)                       102,355.008        12.58          1,287,626
            Qualified XII (1.30)                        10,758.899        12.53            134,809
            Qualified XII (1.35)                         8,525.461        12.49            106,483
            Qualified XII (1.40)                        40,201.206        12.44            500,103
            Qualified XII (1.45)                           120.743        12.39              1,496
            Qualified XII (1.50)                        15,852.918        12.34            195,625
            Qualified XIX                               21,163.867       249.58          5,282,078
            Qualified XV                               428,543.615        19.42          8,322,317
            Qualified XVI                              863,597.272        18.70         16,149,269
            Qualified XVII                           2,901,192.758        19.33         56,080,056
            Qualified XVIII                          3,034,797.465        19.33         58,662,635
            Qualified XX                                70,610.216       189.32         13,367,926
            Qualified XXI                              286,831.237        19.56          5,610,419
            Qualified XXII                                 894.459        19.67             17,594
            Qualified XXIV                           1,122,704.658        12.88         14,460,436
            Qualified XXIX                               1,712.415       186.23            318,903
            Qualified XXV                              555,079.454        19.42         10,779,643
            Qualified XXVI                              76,221.107        19.33          1,473,354
            Qualified XXVII                            907,961.903       187.76        170,478,927
            Qualified XXVIII                            15,106.443       187.17          2,827,473
            Qualified XXX                               47,536.245       184.80          8,784,698
            Qualified XXXII                            855,351.052        10.46          8,946,972
                                                   ---------------                ----------------
                                                   121,775,144.343                $  2,310,967,207
                                                   ===============                ================

        ING GET U.S. CORE - SERIES 1
        Contracts in accumulation period:
            Qualified XXVII                            231,301.945   $    10.28   $      2,377,784
                                                   ---------------                ----------------
                                                       231,301.945                $      2,377,784
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING GET U.S. CORE - SERIES 2
        Contracts in accumulation period:
            Qualified V                                  1,392.722   $    10.03   $         13,969
            Qualified VI                               319,283.167        10.04          3,205,603
            Qualified XII (0.80)                       452,117.015        10.05          4,543,776
            Qualified XII (1.00)                       985,723.606        10.04          9,896,665
            Qualified XII (1.25)                           200.598        10.03              2,012
            Qualified XVII                              15,326.892        10.04            153,882
            Qualified XXVII                             64,205.578        10.04            644,624
            Qualified XXVIII                           216,983.167        10.04          2,178,511
                                                   ---------------                ----------------
                                                     2,055,232.745                $     20,639,042
                                                   ===============                ================

        ING GET U.S. CORE - SERIES 3
        Contracts in accumulation period:
            Qualified VI                                 6,375.200   $    10.00   $         63,752
            Qualified X (1.25)                           6,428.600        10.00             64,286
            Qualified XII (0.80)                         2,827.427         9.99             28,246
            Qualified XXVII                              3,607.600        10.00             36,076
            Qualified XXVIII                             1,435.000        10.00             14,350
                                                   ---------------                ----------------
                                                        20,673.827                $        206,710
                                                   ===============                ================

        ING VP TECHNOLOGY
        Contracts in accumulation period:
            Qualified V                                  2,220.435   $     3.67   $          8,149
            Qualified VI                             5,560,963.521         3.70         20,575,565
            Qualified VIII                               1,749.322         3.69              6,455
            Qualified X (1.15)                          79,810.242         3.71            296,096
            Qualified X (1.25)                         340,052.433         3.70          1,258,194
            Qualified XII (0.00)                        25,361.921         9.06            229,779
            Qualified XII (0.05)                       161,993.650         3.78            612,336
            Qualified XII (0.25)                       265,668.407         3.83          1,017,510
            Qualified XII (0.35)                        57,346.598         3.82            219,064
            Qualified XII (0.55)                        76,442.479         3.79            289,717
            Qualified XII (0.60)                       245,025.660         3.78            926,197
            Qualified XII (0.65)                        11,821.694         3.78             44,686
            Qualified XII (0.70)                        97,529.177         3.77            367,685
            Qualified XII (0.75)                       150,698.403         3.76            566,626
            Qualified XII (0.80)                     1,424,607.715         3.76          5,356,525
            Qualified XII (0.85)                       262,849.333         3.75            985,685
            Qualified XII (0.90)                        17,133.421         3.74             64,079
            Qualified XII (0.95)                       413,690.910         3.74          1,547,204
            Qualified XII (1.00)                     1,703,627.882         3.73          6,354,532
            Qualified XII (1.05)                        52,892.742         3.72            196,761
            Qualified XII (1.10)                        47,125.336         3.71            174,835

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP TECHNOLOGY (CONTINUED)
            Qualified XII (1.15)                        22,386.252   $     3.71   $         83,053
            Qualified XII (1.20)                        84,296.756         3.70            311,898
            Qualified XII (1.25)                        50,843.090         3.69            187,611
            Qualified XII (1.30)                           132.520         3.69                489
            Qualified XII (1.35)                         7,675.815         3.68             28,247
            Qualified XII (1.40)                        20,643.052         3.67             75,760
            Qualified XII (1.50)                         4,834.427         3.66             17,694
            Qualified XV                                20,959.091         3.74             78,387
            Qualified XVI                               62,907.922         3.66            230,243
            Qualified XVII                              13,255.228         3.73             49,442
            Qualified XVIII                              8,959.249         3.73             33,418
            Qualified XXI                              139,563.033         3.76            524,757
            Qualified XXIV                             179,377.599         3.75            672,666
            Qualified XXV                              113,616.710         3.77            428,335
            Qualified XXVI                              16,269.681         3.76             61,174
            Qualified XXVII                            915,252.745         3.64          3,331,520
            Qualified XXXII                              8,037.914        10.26             82,469
                                                   ---------------                ----------------
                                                    12,667,622.365                $     47,294,843
                                                   ===============                ================

        ING VP GROWTH
        Currently payable annuity contracts:                                      $        213,823
        Contracts in accumulation period:
            Qualified III                                1,222.125   $    10.26             12,539
            Qualified VI                             3,045,564.175        13.51         41,145,572
            Qualified VIII                               1,591.111        13.50             21,480
            Qualified X (1.15)                          29,689.191        13.60            403,773
            Qualified X (1.25)                         371,563.657        13.51          5,019,825
            Qualified XII (0.00)                        47,094.463         8.85            416,786
            Qualified XII (0.05)                        30,112.670        13.97            420,674
            Qualified XII (0.25)                       129,316.027         9.11          1,178,069
            Qualified XII (0.35)                        81,287.417         9.06            736,464
            Qualified XII (0.40)                       277,097.249        14.18          3,929,239
            Qualified XII (0.45)                       125,309.555         9.00          1,127,786
            Qualified XII (0.55)                        16,868.044         8.95            150,969
            Qualified XII (0.60)                        55,609.630         8.93            496,594
            Qualified XII (0.65)                        24,604.606         8.90            218,981
            Qualified XII (0.70)                       226,515.540         8.88          2,011,458
            Qualified XII (0.75)                       383,607.571         8.85          3,394,927
            Qualified XII (0.80)                       843,691.542        10.05          8,479,100
            Qualified XII (0.85)                       133,977.809        13.88          1,859,612
            Qualified XII (0.90)                        22,925.283         9.73            223,063

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP GROWTH (CONTINUED)
            Qualified XII (0.95)                       155,150.689   $    13.79   $      2,139,528
            Qualified XII (1.00)                       973,610.262        13.74         13,377,405
            Qualified XII (1.05)                        88,043.390        13.69          1,205,314
            Qualified XII (1.10)                        27,282.930        13.65            372,412
            Qualified XII (1.15)                        27,923.750        13.60            379,763
            Qualified XII (1.20)                        34,155.867        13.55            462,812
            Qualified XII (1.25)                        27,790.377        13.51            375,448
            Qualified XII (1.30)                         8,072.288        13.46            108,653
            Qualified XII (1.35)                         1,336.066        13.42             17,930
            Qualified XII (1.40)                        13,147.345        13.37            175,780
            Qualified XII (1.45)                         1,401.275        13.33             18,679
            Qualified XII (1.50)                         6,483.284        13.28             86,098
            Qualified XV                                 6,513.633        13.79             89,823
            Qualified XVI                               55,705.497        13.28            739,769
            Qualified XVII                              31,187.343        13.51            421,341
            Qualified XVIII                             42,086.759        13.82            581,639
            Qualified XXI                               32,605.332        13.88            452,562
            Qualified XXIV                              75,902.029        13.80          1,047,448
            Qualified XXV                               65,888.405        13.80            909,260
            Qualified XXVI                              18,941.515        13.73            260,067
            Qualified XXVII                            222,349.605         5.06          1,125,089
            Qualified XXXII                             15,889.061        10.33            164,134
                                                   ---------------                ----------------
                                                     7,779,114.367                $     95,971,688
                                                   ===============                ================

        ING VP INDEX PLUS LARGECAP
        Currently payable annuity contracts:                                      $      1,772,364
        Contracts in accumulation period:
            Qualified V                                    232.300   $    16.78              3,898
            Qualified VI                            12,437,634.865        16.98        211,191,040
            Qualified VIII                               4,142.782        16.97             70,303
            Qualified X (1.15)                         134,887.661        17.10          2,306,579
            Qualified X (1.25)                       1,129,974.323        16.98         19,186,964
            Qualified XII (0.00)                         2,835.832         9.74             27,621
            Qualified XII (0.00)                        82,914.476         9.74            807,587
            Qualified XII (0.05)                       399,918.270        17.57          7,026,564
            Qualified XII (0.25)                       606,047.026        10.76          6,521,066
            Qualified XII (0.35)                        97,591.589        10.70          1,044,230
            Qualified XII (0.40)                       401,590.868        17.85          7,168,397
            Qualified XII (0.45)                       401,289.380        10.64          4,269,719
            Qualified XII (0.55)                       239,180.152        10.58          2,530,526

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP INDEX PLUS LARGECAP (CONTINUED)
            Qualified XII (0.60)                       270,329.858   $    10.55   $      2,851,980
            Qualified XII (0.65)                        62,412.155        10.53            657,200
            Qualified XII (0.70)                       261,291.048        10.50          2,743,556
            Qualified XII (0.75)                       868,786.150        10.47          9,096,191
            Qualified XII (0.80)                     3,475,310.997        11.64         40,452,620
            Qualified XII (0.85)                       821,901.487        17.48         14,366,838
            Qualified XII (0.90)                        64,084.862        11.23            719,673
            Qualified XII (0.95)                       676,178.040        17.35         11,731,689
            Qualified XII (1.00)                     4,324,533.950        17.29         74,771,192
            Qualified XII (1.05)                       239,182.588        17.23          4,121,116
            Qualified XII (1.10)                       160,364.473        17.17          2,753,458
            Qualified XII (1.15)                        65,867.134        17.10          1,126,328
            Qualified XII (1.20)                        78,790.082        17.04          1,342,583
            Qualified XII (1.25)                        90,606.478        16.98          1,538,498
            Qualified XII (1.30)                        16,185.875        16.92            273,865
            Qualified XII (1.35)                         7,272.835        16.86            122,620
            Qualified XII (1.40)                        63,683.979        16.79          1,069,254
            Qualified XII (1.45)                           533.891        16.73              8,932
            Qualified XII (1.50)                        12,701.499        16.67            211,734
            Qualified XIV                                2,235.512        16.98             37,959
            Qualified XV                                42,075.087        17.34            729,582
            Qualified XVI                              186,465.449        16.70          3,113,973
            Qualified XVII                              70,965.828        17.09          1,212,806
            Qualified XVIII                             75,021.013        17.37          1,303,115
            Qualified XXI                              120,968.614        17.46          2,112,112
            Qualified XXIV                             111,794.358        17.37          1,941,868
            Qualified XXV                              120,188.062        17.34          2,084,061
            Qualified XXVI                              22,931.924        17.26            395,805
            Qualified XXVII                          2,418,495.269        17.12         41,404,639
            Qualified XXVIII                           844,513.717        17.06         14,407,404
            Qualified XXXII                             76,298.362        10.38            791,977
                                                   ---------------                ----------------
                                                    31,590,210.100                $    503,421,486
                                                   ===============                ================

        ING VP INDEX PLUS MIDCAP
        Contracts in accumulation period:
            Qualified III                                  382.283   $    16.99   $          6,495
            Qualified V                                    593.511        16.18              9,603
            Qualified VI                             5,001,907.353        16.32         81,631,128

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP INDEX PLUS MIDCAP (CONTINUED)
            Qualified VIII                               3,172.304   $    16.32   $         51,772
            Qualified X (1.15)                          44,161.876        16.42            725,138
            Qualified X (1.25)                         435,317.157        16.32          7,104,376
            Qualified XII (0.00)                           154.422        11.76              1,816
            Qualified XII (0.05)                       188,383.066        16.83          3,170,487
            Qualified XII (0.15)                        46,147.498        11.79            544,079
            Qualified XII (0.25)                       146,203.450        17.68          2,584,877
            Qualified XII (0.35)                        84,568.772        17.58          1,486,719
            Qualified XII (0.40)                        98,071.311        17.08          1,675,058
            Qualified XII (0.45)                       152,269.279        17.48          2,661,667
            Qualified XII (0.55)                        81,313.176        17.38          1,413,223
            Qualified XII (0.60)                       302,362.262        17.33          5,239,938
            Qualified XII (0.65)                        59,841.956        17.28          1,034,069
            Qualified XII (0.70)                       139,627.858        17.23          2,405,788
            Qualified XII (0.75)                       200,049.098        17.19          3,438,844
            Qualified XII (0.80)                     1,703,943.881        16.75         28,541,060
            Qualified XII (0.85)                       340,100.778        16.70          5,679,683
            Qualified XII (0.90)                        16,410.631        16.65            273,237
            Qualified XII (0.95)                       334,281.927        16.60          5,549,080
            Qualified XII (1.00)                     1,475,862.017        16.56         24,440,275
            Qualified XII (1.05)                       131,115.869        16.51          2,164,723
            Qualified XII (1.10)                        91,228.311        16.46          1,501,618
            Qualified XII (1.15)                        27,867.113        16.42            457,578
            Qualified XII (1.20)                        57,702.993        16.37            944,598
            Qualified XII (1.25)                        64,629.350        16.32          1,054,751
            Qualified XII (1.30)                        12,239.067        16.28            199,252
            Qualified XII (1.35)                         4,942.021        16.23             80,209
            Qualified XII (1.40)                        40,269.159        16.18            651,555
            Qualified XII (1.45)                           542.379        16.14              8,754
            Qualified XII (1.50)                         7,102.859        16.09            114,285
            Qualified XV                                19,607.952        16.60            325,492
            Qualified XVI                               87,242.635        16.09          1,403,734
            Qualified XVII                              16,748.223        16.32            273,331
            Qualified XVIII                             22,748.407        16.32            371,254
            Qualified XXI                               47,855.682        16.72            800,147
            Qualified XXIV                             144,459.892        16.63          2,402,368
            Qualified XXV                               82,713.917        16.67          1,378,841
            Qualified XXVI                              21,076.552        16.59            349,660
            Qualified XXVII                          1,232,142.265        17.13         21,106,597
            Qualified XXVIII                         1,075,119.555        17.08         18,363,042
            Qualified XXXII                             13,867.682        10.18            141,173
                                                   ---------------                ----------------
                                                    14,056,347.749                $    233,761,374
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP INDEX PLUS SMALLCAP
        Contracts in accumulation period:
            Qualified III                                  404.818   $    12.66   $          5,125
            Qualified VI                             2,650,449.959        12.19         32,308,985
            Qualified VIII                                 814.520        12.19              9,929
            Qualified X (1.15)                          39,667.292        12.26            486,321
            Qualified X (1.25)                         219,909.023        12.19          2,680,691
            Qualified XII (0.00)                           108.354        12.09              1,310
            Qualified XII (0.00)                        10,442.184        12.09            126,246
            Qualified XII (0.05)                       157,126.651        12.57          1,975,082
            Qualified XII (0.25)                        86,954.546        13.42          1,166,930
            Qualified XII (0.35)                        47,520.914        13.34            633,929
            Qualified XII (0.45)                        55,774.227        13.27            740,124
            Qualified XII (0.55)                        30,179.015        13.20            398,363
            Qualified XII (0.60)                       145,109.498        13.16          1,909,641
            Qualified XII (0.65)                        27,776.982        13.12            364,434
            Qualified XII (0.70)                        61,910.933        13.08            809,795
            Qualified XII (0.75)                       133,343.908        13.05          1,740,138
            Qualified XII (0.80)                       694,475.379        12.51          8,687,887
            Qualified XII (0.85)                       194,812.991        12.47          2,429,318
            Qualified XII (0.90)                         7,681.753        12.44             95,561
            Qualified XII (0.95)                       191,912.016        12.40          2,379,709
            Qualified XII (1.00)                       729,175.182        12.37          9,019,897
            Qualified XII (1.05)                        36,243.309        12.33            446,880
            Qualified XII (1.10)                        24,474.960        12.30            301,042
            Qualified XII (1.15)                        18,737.684        12.26            229,724
            Qualified XII (1.20)                        15,699.510        12.23            192,005
            Qualified XII (1.25)                        41,584.824        12.19            506,919
            Qualified XII (1.30)                           389.885        12.16              4,741
            Qualified XII (1.35)                         2,682.673        12.12             32,514
            Qualified XII (1.40)                        21,695.037        12.09            262,293
            Qualified XII (1.45)                           217.179        12.05              2,617
            Qualified XII (1.50)                         5,706.073        12.02             68,587
            Qualified XV                                11,491.855        12.40            142,499
            Qualified XVI                               51,117.388        12.02            614,431
            Qualified XVII                              12,551.354        12.19            153,001
            Qualified XVIII                             37,252.830        12.19            454,112
            Qualified XXI                               18,770.136        12.49            234,439
            Qualified XXIV                              61,797.021        12.42            767,519
            Qualified XXV                               38,562.490        12.45            480,103
            Qualified XXVI                              10,241.404        12.39            126,891

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP INDEX PLUS SMALLCAP (CONTINUED)
            Qualified XXVII                            810,650.039   $    12.77   $     10,352,001
            Qualified XXVIII                           821,680.833        12.73         10,459,997
            Qualified XXXII                             12,695.196        10.20            129,491
                                                   ---------------                ----------------
                                                     7,539,791.825                $     93,931,221
                                                   ===============                ================

        ING VP INTERNATIONAL EQUITY
        Currently payable annuity contracts:                                      $         66,051
        Contracts in accumulation period:
            Qualified VI                               670,636.073   $     8.15          5,465,684
            Qualified VIII                                  13.006         8.15                106
            Qualified X (1.15)                           1,072.683         8.20              8,796
            Qualified X (1.25)                          88,586.013         8.15            721,976
            Qualified XII (0.05)                         2,477.262         8.40             20,809
            Qualified XII (0.15)                         1,743.592         9.52             16,599
            Qualified XII (0.25)                        20,866.469         8.41            175,487
            Qualified XII (0.35)                         9,839.952         8.36             82,262
            Qualified XII (0.40)                        83,086.987         8.53            708,732
            Qualified XII (0.45)                        25,807.461         8.31            214,460
            Qualified XII (0.55)                         2,237.122         8.27             18,501
            Qualified XII (0.60)                        23,258.495         8.24            191,650
            Qualified XII (0.65)                         3,407.786         8.22             28,012
            Qualified XII (0.70)                        50,983.049         8.20            418,061
            Qualified XII (0.75)                        40,123.868         8.17            327,812
            Qualified XII (0.80)                        60,408.134         8.36            505,012
            Qualified XII (0.85)                        45,890.887         8.34            382,730
            Qualified XII (0.90)                         2,064.303         8.32             17,175
            Qualified XII (0.95)                        40,438.962         8.29            335,239
            Qualified XII (1.00)                       136,591.778         8.27          1,129,614
            Qualified XII (1.05)                         5,882.281         8.24             48,470
            Qualified XII (1.10)                         9,763.017         8.22             80,252
            Qualified XII (1.15)                         5,251.585         8.20             43,063
            Qualified XII (1.20)                         5,978.335         8.17             48,843
            Qualified XII (1.25)                        10,368.221         8.15             84,501
            Qualified XII (1.35)                           621.455         8.11              5,040
            Qualified XII (1.40)                         5,217.574         8.08             42,158
            Qualified XII (1.50)                         2,052.363         8.04             16,501
            Qualified XV                                 1,628.709         8.29             13,502
            Qualified XVI                               11,564.552         8.04             92,979
            Qualified XVIII                             19,835.215         8.15            161,657
            Qualified XXI                                5,207.665         8.35             43,484
            Qualified XXIV                              18,616.847         8.31            154,706

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP INTERNATIONAL EQUITY (CONTINUED)
            Qualified XXV                               10,559.064   $     8.33   $         87,957
            Qualified XXVI                               1,197.947         8.28              9,919
            Qualified XXVII                             27,704.664         5.79            160,410
            Qualified XXXII                                466.350        10.52              4,906
                                                   ---------------                ----------------
                                                     1,451,449.726                $     11,933,116
                                                   ===============                ================

        ING VP SMALL COMPANY
        Currently payable annuity contracts:                                      $        309,406
        Contracts in accumulation period:
            Qualified III                                  106.537   $    14.38              1,532
            Qualified V                                    415.396        19.42              8,067
            Qualified VI                             3,063,779.063        19.63         60,141,983
            Qualified VIII                                 975.484        19.62             19,139
            Qualified X (1.15)                          46,260.375        19.76            914,105
            Qualified X (1.25)                         340,139.939        19.63          6,676,947
            Qualified XII (0.00)                            57.847        10.96                634
            Qualified XII (0.00)                        29,691.971        10.96            325,424
            Qualified XII (0.05)                        40,715.862        20.30            826,532
            Qualified XII (0.25)                       109,169.446        13.91          1,518,547
            Qualified XII (0.35)                        65,948.879        13.83            912,073
            Qualified XII (0.40)                       196,624.417        20.60          4,050,463
            Qualified XII (0.45)                       101,741.236        13.75          1,398,942
            Qualified XII (0.55)                        54,596.489        13.67            746,334
            Qualified XII (0.60)                       199,373.240        13.64          2,719,451
            Qualified XII (0.65)                        28,665.956        13.60            389,857
            Qualified XII (0.70)                       124,414.971        13.56          1,687,067
            Qualified XII (0.75)                       389,816.420        13.52          5,270,318
            Qualified XII (0.80)                     2,251,555.563        14.38         32,377,369
            Qualified XII (0.85)                       230,419.940        20.16          4,645,266
            Qualified XII (0.90)                        26,388.881        13.94            367,861
            Qualified XII (0.95)                       185,488.267        20.03          3,715,330
            Qualified XII (1.00)                     1,108,004.159        19.96         22,115,763
            Qualified XII (1.05)                        56,456.712        19.89          1,122,924
            Qualified XII (1.10)                        46,692.940        19.83            925,921
            Qualified XII (1.15)                        16,987.095        19.76            335,665
            Qualified XII (1.20)                        45,397.258        19.69            893,872
            Qualified XII (1.25)                        36,392.715        19.63            714,389
            Qualified XII (1.30)                         7,535.379        19.56            147,392
            Qualified XII (1.35)                           813.385        19.50             15,861
            Qualified XII (1.40)                        22,131.344        19.43            430,012
            Qualified XII (1.45)                         1,116.727        19.37             21,631
            Qualified XII (1.50)                         6,127.980        19.30            118,270

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP SMALL COMPANY (CONTINUED)
            Qualified XV                                 9,137.144   $    20.03   $        183,017
            Qualified XVI                               63,826.218        19.30          1,231,846
            Qualified XVII                              10,493.785        19.63            205,993
            Qualified XVIII                             20,559.661        20.08            412,838
            Qualified XXI                               26,384.978        20.17            532,185
            Qualified XXIV                              94,805.336        20.05          1,900,847
            Qualified XXV                               38,272.469        20.05            767,363
            Qualified XXVI                              12,997.443        19.95            259,299
            Qualified XXVII                            585,453.751         9.73          5,696,465
            Qualified XXVIII                            18,757.143        10.36            194,324
            Qualified XXXII                             17,978.627        10.20            183,382
                                                   ---------------                ----------------
                                                     9,732,668.428                $    167,431,906
                                                   ===============                ================

        ING VP VALUE OPPORTUNITY
        Contracts in accumulation period:
            Qualified III                                  186.699   $    12.48   $          2,330
            Qualified V                                 10,405.620        16.37            170,340
            Qualified VI                             2,194,150.846        16.54         36,291,255
            Qualified VIII                                 638.718        16.53             10,558
            Qualified X (1.15)                          48,720.648        16.66            811,686
            Qualified X (1.25)                         216,750.726        16.54          3,585,057
            Qualified XII (0.00)                             3.164         8.85                 28
            Qualified XII (0.00)                        25,070.508         8.85            221,874
            Qualified XII (0.05)                         4,074.343        17.11             69,712
            Qualified XII (0.25)                       145,861.505        11.56          1,686,159
            Qualified XII (0.35)                        54,864.926        11.49            630,398
            Qualified XII (0.45)                        23,686.439        11.43            270,736
            Qualified XII (0.55)                       176,454.929        11.36          2,004,528
            Qualified XII (0.60)                       168,525.419        11.33          1,909,393
            Qualified XII (0.65)                        19,360.974        11.30            218,779
            Qualified XII (0.70)                       208,236.912        11.27          2,346,830
            Qualified XII (0.75)                       254,954.270        11.24          2,865,686
            Qualified XII (0.80)                       902,500.486        12.34         11,136,856
            Qualified XII (0.85)                       175,630.547        16.99          2,983,963
            Qualified XII (0.90)                        21,322.591        12.04            256,724
            Qualified XII (0.95)                       183,354.503        16.88          3,095,024
            Qualified XII (1.00)                     2,184,378.240        16.82         36,741,242
            Qualified XII (1.05)                        44,764.818        16.77            750,706
            Qualified XII (1.10)                        29,574.686        16.71            494,193
            Qualified XII (1.15)                        15,334.574        16.66            255,474

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP VALUE OPPORTUNITY (CONTINUED)
            Qualified XII (1.20)                        36,246.747   $    16.60   $        601,696
            Qualified XII (1.25)                        31,378.174        16.54            518,995
            Qualified XII (1.30)                         6,566.162        16.49            108,276
            Qualified XII (1.35)                         1,852.708        16.43             30,440
            Qualified XII (1.40)                        19,926.557        16.38            326,397
            Qualified XII (1.45)                           219.914        16.32              3,589
            Qualified XII (1.50)                         3,257.652        16.27             53,002
            Qualified XV                                 2,779.680        16.88             46,921
            Qualified XVI                               35,769.023        16.27            581,962
            Qualified XVII                              13,046.131        16.54            215,783
            Qualified XVIII                              9,461.016        16.93            160,175
            Qualified XXI                               24,441.824        17.00            415,511
            Qualified XXIV                              45,411.894        16.90            767,461
            Qualified XXV                               28,633.432        16.90            483,905
            Qualified XXVI                               7,176.740        16.81            120,641
            Qualified XXVII                            921,088.633        12.58         11,587,295
            Qualified XXVIII                           657,440.909        12.54          8,244,309
            Qualified XXXII                              9,635.351        10.41            100,304
                                                   ---------------                ----------------
                                                     8,963,139.638                $    133,176,193
                                                   ===============                ================

        ING VP GROWTH OPPORTUNITIES
        Contracts in accumulation period:
            Qualified VI                                82,475.095   $     7.91   $        652,378
            Qualified X (1.25)                          21,003.035         7.91            166,134
            Qualified XII (0.55)                         6,140.049         8.04             49,366
            Qualified XII (0.60)                           191.532         8.03              1,538
            Qualified XII (0.65)                           353.616         8.02              2,836
            Qualified XII (0.70)                           493.883         8.01              3,956
            Qualified XII (0.75)                         1,241.625         8.00              9,933
            Qualified XII (0.80)                         4,065.125         8.00             32,521
            Qualified XII (0.85)                         2,120.901         7.99             16,946
            Qualified XII (0.90)                           183.834         7.98              1,467
            Qualified XII (0.95)                         4,662.609         7.97             37,161
            Qualified XII (1.00)                        22,491.332         7.96            179,031
            Qualified XII (1.05)                         1,654.717         7.95             13,155
            Qualified XII (1.10)                         3,815.869         7.94             30,298
            Qualified XII (1.15)                           313.871         7.93              2,489
            Qualified XII (1.20)                            39.520         7.92                313
            Qualified XII (1.25)                           317.952         7.91              2,515
            Qualified XII (1.40)                           715.736         7.88              5,640
            Qualified XVI                                1,741.221         7.86             13,686

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP GROWTH OPPORTUNITIES (CONTINUED)
            Qualified XVIII                                104.425   $     7.91   $            826
            Qualified XXI                                  137.875         8.00              1,103
            Qualified XXIV                               5,175.814         7.98             41,303
            Qualified XXV                                4,011.596         8.02             32,173
            Qualified XXVI                                  61.027         7.98                487
                                                   ---------------                ----------------
                                                       163,512.259                $      1,297,255
                                                   ===============                ================

        ING VP INTERNATIONAL VALUE
        Contracts in accumulation period:
            Qualified V                                  7,436.801   $    10.19   $         75,781
            Qualified VI                               588,086.315        10.23          6,016,123
            Qualified X (1.15)                           6,971.443        10.26             71,527
            Qualified X (1.25)                          63,811.926        10.23            652,796
            Qualified XII (0.15)                         1,627.202        10.33             16,809
            Qualified XII (0.40)                        44,119.139        10.45            461,045
            Qualified XII (0.45)                         3,791.762        10.44             39,586
            Qualified XII (0.55)                        22,632.469        10.41            235,604
            Qualified XII (0.60)                           240.673        10.40              2,503
            Qualified XII (0.65)                        11,680.829        10.38            121,247
            Qualified XII (0.70)                         7,979.846        10.37             82,751
            Qualified XII (0.75)                        94,157.046        10.36            975,467
            Qualified XII (0.80)                       283,717.585        10.35          2,936,477
            Qualified XII (0.85)                        42,155.470        10.33            435,466
            Qualified XII (0.90)                         1,723.643        10.32             17,788
            Qualified XII (0.95)                        50,504.656        10.31            520,703
            Qualified XII (1.00)                     1,757,394.272        10.30         18,101,161
            Qualified XII (1.05)                         3,820.914        10.28             39,279
            Qualified XII (1.10)                         4,739.727        10.27             48,677
            Qualified XII (1.15)                         6,533.626        10.26             67,035
            Qualified XII (1.20)                         1,308.780        10.25             13,415
            Qualified XII (1.25)                         6,811.535        10.23             69,682
            Qualified XII (1.30)                           432.290        10.22              4,418
            Qualified XII (1.35)                           170.127        10.21              1,737
            Qualified XII (1.40)                         1,188.235        10.20             12,120
            Qualified XII (1.50)                         1,100.590        10.17             11,193
            Qualified XV                                23,603.977        10.31            243,357
            Qualified XVI                                7,503.048        10.17             76,306
            Qualified XVIII                              7,515.249        10.23             76,881
            Qualified XXI                                1,045.507        10.35             10,821
            Qualified XXIV                              22,552.178        10.33            232,964
            Qualified XXV                                6,381.503        10.38             66,240

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP INTERNATIONAL VALUE (CONTINUED)
            Qualified XXVI                                 175.000   $    10.32   $          1,806
            Qualified XXVIII                            74,233.043        11.47            851,453
            Qualified XXXII                                 54.623        10.49                573
                                                   ---------------                ----------------
                                                     3,157,201.029                $     32,590,791
                                                   ===============                ================

        ING VP MAGNACAP
        Contracts in accumulation period:
            Qualified VI                                96,657.758   $     8.83   $        853,488
            Qualified XII (0.60)                            56.663         8.93                506
            Qualified XII (0.65)                            28.363         8.92                253
            Qualified XII (0.75)                           728.283         8.91              6,489
            Qualified XII (0.80)                         1,496.854         8.90             13,322
            Qualified XII (0.85)                        29,340.608         8.89            260,838
            Qualified XII (0.90)                           123.509         8.89              1,098
            Qualified XII (0.95)                         4,947.297         8.88             43,932
            Qualified XII (1.00)                        24,590.079         8.87            218,114
            Qualified XII (1.05)                            42.551         8.86                377
            Qualified XII (1.10)                           266.366         8.86              2,360
            Qualified XII (1.15)                            24.746         8.85                219
            Qualified XII (1.20)                           728.959         8.84              6,444
            Qualified XII (1.25)                         2,285.730         8.83             20,183
            Qualified XII (1.35)                            28.798         8.82                254
            Qualified XII (1.40)                            49.262         8.81                434
            Qualified XII (1.50)                             8.068         8.80                 71
            Qualified XXI                                1,076.404         8.90              9,580
            Qualified XXIV                              13,397.413         8.89            119,103
            Qualified XXV                                1,526.540         8.93             13,632
            Qualified XXVI                                  57.593         8.89                512
                                                   ---------------                ----------------
                                                       177,461.844                $      1,571,209
                                                   ===============                ================

        ING VP MIDCAP OPPORTUNITIES
        Contracts in accumulation period:
            Qualified V                                    195.699   $     9.30   $          1,820
            Qualified VI                               214,875.991         9.33          2,004,793
            Qualified X (1.15)                          10,820.085         9.36            101,276
            Qualified X (1.25)                          27,408.681         9.33            255,723
            Qualified XII (0.55)                         8,674.842         9.50             82,411
            Qualified XII (0.60)                         3,293.671         9.48             31,224

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP MIDCAP OPPORTUNITIES (CONTINUED)
            Qualified XII (0.65)                           100.739   $     9.47   $            954
            Qualified XII (0.70)                         2,201.691         9.46             20,828
            Qualified XII (0.75)                         2,103.915         9.45             19,882
            Qualified XII (0.80)                        61,505.296         9.44            580,610
            Qualified XII (0.85)                         9,976.140         9.43             94,075
            Qualified XII (0.90)                           338.045         9.41              3,181
            Qualified XII (0.95)                        14,925.957         9.40            140,304
            Qualified XII (1.00)                        61,161.448         9.39            574,306
            Qualified XII (1.05)                         2,910.448         9.38             27,300
            Qualified XII (1.10)                         1,308.004         9.37             12,256
            Qualified XII (1.15)                         1,551.923         9.36             14,526
            Qualified XII (1.20)                           814.866         9.35              7,619
            Qualified XII (1.25)                         2,260.986         9.33             21,095
            Qualified XII (1.35)                            71.858         9.31                669
            Qualified XII (1.40)                           738.280         9.30              6,866
            Qualified XII (1.45)                            39.720         9.29                369
            Qualified XII (1.50)                           489.116         9.28              4,539
            Qualified XVI                                6,145.797         9.28             57,033
            Qualified XXI                                  816.843         9.44              7,711
            Qualified XXIV                               9,076.752         9.42             85,503
            Qualified XXV                                2,900.950         9.47             27,472
            Qualified XXVI                                 664.612         9.41              6,254
                                                   ---------------                ----------------
                                                       447,372.355                $      4,190,599
                                                   ===============                ================

        ING VP SMALLCAP OPPORTUNITIES
        Contracts in accumulation period:
            Qualified V                                     17.379   $     6.79   $            118
            Qualified VI                               375,296.481         6.82          2,559,522
            Qualified VIII                                 126.540         6.82                863
            Qualified X (1.25)                          55,321.407         6.82            377,292
            Qualified XII (0.40)                        49,377.012         6.96            343,664
            Qualified XII (0.45)                         6,492.242         6.96             45,186
            Qualified XII (0.55)                       324,055.043         6.94          2,248,942
            Qualified XII (0.60)                         3,496.681         6.93             24,232
            Qualified XII (0.65)                        12,372.832         6.92             85,620
            Qualified XII (0.70)                         6,539.942         6.91             45,191
            Qualified XII (0.75)                         1,593.768         6.90             10,997
            Qualified XII (0.80)                        83,909.275         6.90            578,974
            Qualified XII (0.85)                        47,391.002         6.89            326,524
            Qualified XII (0.90)                           794.767         6.88              5,468
            Qualified XII (0.95)                        22,816.739         6.87            156,751

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        ING VP SMALLCAP OPPORTUNITIES
          (CONTINUED)
            Qualified XII (1.00)                        93,413.994   $     6.86   $        640,820
            Qualified XII (1.05)                         6,114.598         6.85             41,885
            Qualified XII (1.10)                         1,862.920         6.85             12,761
            Qualified XII (1.15)                           890.789         6.84              6,093
            Qualified XII (1.20)                         1,952.855         6.83             13,338
            Qualified XII (1.25)                         4,177.273         6.82             28,489
            Qualified XII (1.30)                            82.232         6.81                560
            Qualified XII (1.35)                             1.471         6.80                 10
            Qualified XII (1.40)                         2,827.647         6.80             19,228
            Qualified XII (1.45)                            55.965         6.79                380
            Qualified XII (1.50)                         1,629.204         6.78             11,046
            Qualified XV                                 1,326.055         6.87              9,110
            Qualified XVI                               10,396.902         6.78             70,491
            Qualified XVII                               2,169.208         6.82             14,794
            Qualified XVIII                              5,769.795         6.82             39,350
            Qualified XXI                                8,231.015         6.90             56,794
            Qualified XXIV                              19,478.634         6.88            134,013
            Qualified XXV                               19,388.584         6.92            134,169
            Qualified XXVI                                 359.302         6.88              2,472
                                                   ---------------                ----------------
                                                     1,169,729.553                $      8,045,147
                                                   ===============                ================

        JANUS ASPEN BALANCED
        Contracts in accumulation period:
            Qualified III                               11,632.202   $    23.57   $        274,171
            Qualified V                                    566.839        23.25             13,179
            Qualified VI                             7,256,210.607        23.57        171,028,884
            Qualified VIII                               3,560.425        23.55             83,848
            Qualified X (1.15)                         106,729.603        24.66          2,631,952
            Qualified X (1.25)                         825,908.998        24.45         20,193,475
            Qualified XII (0.05)                        68,994.342        24.39          1,682,772
            Qualified XII (0.15)                         2,636.679        10.66             28,107
            Qualified XII (0.15)                       101,415.947        10.66          1,081,094
            Qualified XII (0.25)                       371,220.516        14.72          5,464,366
            Qualified XII (0.35)                       147,555.465        14.64          2,160,212
            Qualified XII (0.40)                       472,292.437        22.08         10,428,217
            Qualified XII (0.45)                       492,113.187        14.56          7,165,168
            Qualified XII (0.55)                       463,652.348        14.48          6,713,686
            Qualified XII (0.60)                       539,471.606        14.44          7,789,970
            Qualified XII (0.65)                        40,976.581        14.39            589,653
            Qualified XII (0.70)                       201,193.728        14.35          2,887,130
            Qualified XII (0.75)                       557,555.066        14.31          7,978,613
            Qualified XII (0.80)                     1,443,439.339        15.43         22,272,269

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
            JANUS ASPEN BALANCED (CONTINUED)
            Qualified XII (0.85)                       401,443.967   $    21.63   $      8,683,233
            Qualified XII (0.90)                        36,551.960        15.05            550,107
            Qualified XII (0.95)                       529,489.753        21.47         11,368,145
            Qualified XII (1.00)                     2,462,110.192        21.39         52,664,537
            Qualified XII (1.05)                       215,751.549        21.30          4,595,508
            Qualified XII (1.10)                       105,091.564        21.22          2,230,043
            Qualified XII (1.15)                        52,945.648        21.14          1,119,271
            Qualified XII (1.20)                        87,775.499        21.06          1,848,552
            Qualified XII (1.25)                        93,301.096        20.98          1,957,457
            Qualified XII (1.30)                        12,878.565        20.90            269,162
            Qualified XII (1.35)                        16,094.525        20.82            335,088
            Qualified XII (1.40)                        56,454.339        20.74          1,170,863
            Qualified XII (1.45)                         2,118.684        20.66             43,772
            Qualified XII (1.50)                        16,935.228        20.58            348,527
            Qualified XV                                18,571.790        24.07            447,023
            Qualified XVI                              136,615.235        23.17          3,165,375
            Qualified XVII                              15,245.821        23.57            359,344
            Qualified XVIII                             40,057.546        24.45            979,407
            Qualified XXI                               53,290.883        24.24          1,291,771
            Qualified XXIV                             156,124.302        21.48          3,353,550
            Qualified XXV                              182,292.526        23.95          4,365,906
            Qualified XXVI                              20,891.104        23.83            497,835
            Qualified XXVII                          1,323,124.039         9.36         12,384,441
            Qualified XXXII                             58,617.941        10.20            597,903
                                                   ---------------                ----------------
                                                    19,200,899.671                $    385,093,586
                                                   ===============                ================

        JANUS ASPEN CAPITAL APPRECIATION
        Contracts in accumulation period:
            Qualified X (1.25)                          29,638.866   $     9.88   $        292,832
            Qualified XVIII                              2,915.081         9.88             28,801
            Qualified XXVII                            390,130.191         7.32          2,855,753
                                                   ---------------                ----------------
                                                       422,684.138                $      3,177,386
                                                   ===============                ================

        JANUS ASPEN FLEXIBLE INCOME
        Contracts in accumulation period:
            Qualified III                                  554.031   $    19.97   $         11,064
            Qualified V                                     18.266        19.60                358
            Qualified VI                             1,837,860.885        19.89         36,555,053
            Qualified VIII                                 200.855        19.88              3,993
            Qualified X (1.15)                          17,682.467        13.46            238,006
            Qualified X (1.25)                         195,320.553        13.38          2,613,389
            Qualified XII (0.05)                        14,373.725        20.59            295,955

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        JANUS ASPEN FLEXIBLE INCOME (CONTINUED)
            Qualified XII (0.15)                           430.666   $    11.87   $          5,112
            Qualified XII (0.15)                        19,210.362        11.87            228,027
            Qualified XII (0.25)                       127,758.286        14.12          1,803,947
            Qualified XII (0.35)                       113,466.168        14.04          1,593,065
            Qualified XII (0.40)                       159,803.831        17.49          2,794,969
            Qualified XII (0.45)                        85,947.994        13.96          1,199,834
            Qualified XII (0.55)                        66,480.633        13.89            923,416
            Qualified XII (0.60)                       106,724.476        13.85          1,478,134
            Qualified XII (0.65)                        37,987.111        13.81            524,602
            Qualified XII (0.70)                       177,585.766        13.77          2,445,356
            Qualified XII (0.75)                       141,683.613        13.73          1,945,316
            Qualified XII (0.80)                       519,546.924        13.98          7,263,266
            Qualified XII (0.85)                       220,008.285        17.14          3,770,942
            Qualified XII (0.90)                        11,849.640        13.90            164,710
            Qualified XII (0.95)                       165,590.177        17.00          2,815,033
            Qualified XII (1.00)                       835,934.298        16.94         14,160,727
            Qualified XII (1.05)                        55,454.384        16.88            936,070
            Qualified XII (1.10)                        64,425.223        16.81          1,082,988
            Qualified XII (1.15)                        20,155.702        16.75            337,608
            Qualified XII (1.20)                        36,470.923        16.68            608,335
            Qualified XII (1.25)                        36,940.012        16.62            613,943
            Qualified XII (1.30)                         2,114.553        16.56             35,017
            Qualified XII (1.35)                         3,815.646        16.49             62,920
            Qualified XII (1.40)                        20,452.039        16.43            336,027
            Qualified XII (1.45)                           179.291        16.37              2,935
            Qualified XII (1.50)                         8,331.453        16.31            135,886
            Qualified XV                                 8,637.844        20.32            175,521
            Qualified XVI                               44,752.250        19.56            875,354
            Qualified XVII                               4,072.851        19.89             81,009
            Qualified XVIII                             15,773.169        13.38            211,045
            Qualified XXI                               17,291.153        20.46            353,777
            Qualified XXIV                              38,676.028        17.02            658,266
            Qualified XXV                               19,420.524        20.22            392,683
            Qualified XXVI                              10,529.473        20.12            211,853
            Qualified XXXII                              4,807.876        10.03             48,223
                                                   ---------------                ----------------
                                                     5,268,319.406                $     89,993,734
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        JANUS ASPEN GROWTH
        Currently payable annuity contracts:                                      $        372,186
        Contracts in accumulation period:
            Qualified I                                     48.400   $    15.00                726
            Qualified III                                2,945.598        18.97             55,878
            Qualified V                                  1,266.337        17.17             21,743
            Qualified VI                             5,119,108.510        17.39         89,021,297
            Qualified VIII                               2,826.222        17.39             49,148
            Qualified X (1.15)                          27,136.674        18.76            509,084
            Qualified X (1.25)                         546,093.549        18.60         10,157,340
            Qualified XII (0.05)                        27,542.166        18.00            495,759
            Qualified XII (0.15)                            43.258         9.27                401
            Qualified XII (0.15)                        77,042.934         9.27            714,188
            Qualified XII (0.25)                       297,917.664        10.36          3,086,427
            Qualified XII (0.35)                       142,024.272        10.30          1,462,850
            Qualified XII (0.40)                       375,069.904        15.65          5,869,844
            Qualified XII (0.45)                       145,651.074        10.24          1,491,467
            Qualified XII (0.55)                        67,479.882        10.19            687,620
            Qualified XII (0.60)                       405,618.406        10.16          4,121,083
            Qualified XII (0.65)                        60,104.837        10.13            608,862
            Qualified XII (0.70)                       404,628.416        10.10          4,086,747
            Qualified XII (0.75)                       309,975.968        10.07          3,121,458
            Qualified XII (0.80)                     1,247,164.015        11.06         13,793,634
            Qualified XII (0.85)                       482,647.684        15.33          7,398,989
            Qualified XII (0.90)                        54,717.510        10.68            584,383
            Qualified XII (0.95)                       434,594.478        15.21          6,610,182
            Qualified XII (1.00)                     1,265,821.782        15.15         19,177,200
            Qualified XII (1.05)                       133,310.331        15.10          2,012,986
            Qualified XII (1.10)                        84,700.000        15.04          1,273,888
            Qualified XII (1.15)                        46,216.088        14.98            692,317
            Qualified XII (1.20)                        74,901.273        14.92          1,117,527
            Qualified XII (1.25)                        65,449.765        14.87            973,238
            Qualified XII (1.30)                         6,559.149        14.81             97,141
            Qualified XII (1.35)                         2,881.017        14.75             42,495
            Qualified XII (1.40)                        26,960.204        14.70            396,315
            Qualified XII (1.45)                            27.937        14.64                409
            Qualified XII (1.50)                        16,359.328        14.58            238,519
            Qualified XV                                22,256.701        17.76            395,279
            Qualified XVI                              109,008.011        17.10          1,864,037
            Qualified XVII                              17,897.413        17.39            311,236
            Qualified XVIII                             29,420.645        18.60            547,224
            Qualified XXI                               73,651.146        17.89          1,317,619
            Qualified XXII                                 264.369        17.99              4,756

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        JANUS ASPEN GROWTH (CONTINUED)
            Qualified XXIV                             123,989.619   $    15.22   $      1,887,122
            Qualified XXV                              129,041.742        17.68          2,281,458
            Qualified XXVI                              23,826.493        17.59            419,108
            Qualified XXVII                          2,273,528.228        19.13         43,492,595
            Qualified XXVIII                           349,828.534        19.03          6,657,237
            Qualified XXXII                             45,550.537        10.25            466,893
                                                   ---------------                ----------------
                                                    15,153,098.070                $    239,987,895
                                                   ===============                ================

        JANUS ASPEN MID CAP GROWTH
        Contracts in accumulation period:
            Qualified I                                     41.172   $    12.46   $            513
            Qualified III                                2,463.433        20.51             50,525
            Qualified V                                    760.671        17.57             13,365
            Qualified VI                            10,733,566.293        17.83        191,379,487
            Qualified VIII                               9,346.745        17.82            166,559
            Qualified X (1.15)                          31,359.389        17.36            544,399
            Qualified X (1.25)                         933,352.993        17.21         16,063,005
            Qualified XII (0.05)                       130,267.118        18.46          2,404,731
            Qualified XII (0.15)                       206,593.853         9.11          1,882,070
            Qualified XII (0.25)                       661,788.409        10.87          7,193,640
            Qualified XII (0.35)                       428,140.518        10.81          4,628,199
            Qualified XII (0.45)                       514,448.186        10.75          5,530,318
            Qualified XII (0.55)                       132,199.532        10.69          1,413,213
            Qualified XII (0.60)                       835,146.717        10.66          8,902,664
            Qualified XII (0.65)                       104,528.974        10.63          1,111,143
            Qualified XII (0.70)                       506,568.962        10.60          5,369,631
            Qualified XII (0.75)                       738,028.855        10.57          7,800,965
            Qualified XII (0.80)                     2,545,095.335        11.36         28,912,283
            Qualified XII (0.85)                     1,069,289.829        12.29         13,141,572
            Qualified XII (0.90)                        67,042.034        11.11            744,837
            Qualified XII (0.95)                     1,055,672.765        12.19         12,868,651
            Qualified XII (1.00)                     3,676,654.568        12.15         44,671,353
            Qualified XII (1.05)                       283,725.703        12.10          3,433,081
            Qualified XII (1.10)                       215,734.025        12.05          2,599,595
            Qualified XII (1.15)                        96,156.370        12.01          1,154,838
            Qualified XII (1.20)                       176,182.776        11.96          2,107,146
            Qualified XII (1.25)                       130,327.601        11.92          1,553,505
            Qualified XII (1.30)                        16,830.329        11.87            199,776
            Qualified XII (1.35)                        28,485.799        11.83            336,987
            Qualified XII (1.40)                        81,861.375        11.78            964,327
            Qualified XII (1.45)                         1,673.339        11.74             19,645

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        JANUS ASPEN MID CAP GROWTH (CONTINUED)
            Qualified XII (1.50)                        29,900.428   $    11.69   $        349,536
            Qualified XV                                65,859.748        18.21          1,199,306
            Qualified XVI                              225,237.593        17.53          3,948,415
            Qualified XVII                              45,263.433        17.83            807,047
            Qualified XVIII                             34,073.794        17.21            586,410
            Qualified XXI                              183,994.984        18.34          3,374,468
            Qualified XXII                                  43.794        18.45                808
            Qualified XXIV                             373,030.328        12.20          4,550,970
            Qualified XXV                              285,859.823        18.12          5,179,780
            Qualified XXVI                              83,227.066        18.03          1,500,584
            Qualified XXVII                          2,995,702.321        20.68         61,951,124
            Qualified XXVIII                           397,639.718        20.57          8,179,449
            Qualified XXXII                             43,838.424        10.28            450,659
                                                   ---------------                ----------------
                                                    30,177,005.122                $    459,240,579
                                                   ===============                ================

        JANUS ASPEN WORLDWIDE GROWTH
        Currently payable annuity contracts:                                      $        562,310
        Contracts in accumulation period:
            Qualified III                                4,309.861   $    22.21             95,722
            Qualified V                                    666.228        19.75             13,158
            Qualified VI                            11,057,738.249        19.87        219,717,259
            Qualified VIII                              11,159.748        19.80            220,963
            Qualified X (1.15)                          56,303.154        22.51          1,267,384
            Qualified X (1.25)                       1,007,273.387        22.32         22,482,342
            Qualified XII (0.05)                       109,282.207        20.57          2,247,935
            Qualified XII (0.15)                       148,161.936         9.09          1,346,792
            Qualified XII (0.25)                     1,001,125.845        10.06         10,071,326
            Qualified XII (0.35)                       198,240.900        10.00          1,982,409
            Qualified XII (0.40)                       372,534.112        17.12          6,377,784
            Qualified XII (0.45)                       686,352.112         9.94          6,822,340
            Qualified XII (0.55)                       185,756.623         9.89          1,837,133
            Qualified XII (0.60)                       877,170.791         9.86          8,648,904
            Qualified XII (0.65)                       106,848.627         9.83          1,050,322
            Qualified XII (0.70)                       599,951.123         9.80          5,879,521
            Qualified XII (0.75)                       867,437.730         9.78          8,483,541
            Qualified XII (0.80)                     2,989,916.143        11.46         34,264,439
            Qualified XII (0.85)                       880,705.665        16.77         14,769,434
            Qualified XII (0.90)                        81,790.054        11.16            912,777
            Qualified XII (0.95)                       827,665.766        16.65         13,780,635
            Qualified XII (1.00)                     3,013,889.204        16.58         49,970,283
            Qualified XII (1.05)                       322,653.572        16.52          5,330,237

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        JANUS ASPEN WORLDWIDE GROWTH (CONTINUED)
            Qualified XII (1.10)                       169,054.800   $    16.46   $      2,782,642
            Qualified XII (1.15)                        99,791.946        16.39          1,635,590
            Qualified XII (1.20)                       121,604.960        16.33          1,985,809
            Qualified XII (1.25)                        80,105.593        16.27          1,303,318
            Qualified XII (1.30)                        11,023.751        16.21            178,695
            Qualified XII (1.35)                        11,143.928        16.14            179,863
            Qualified XII (1.40)                        63,635.323        16.08          1,023,256
            Qualified XII (1.45)                         1,524.220        16.02             24,418
            Qualified XII (1.50)                        21,793.045        15.96            347,817
            Qualified XV                                49,570.478        20.29          1,005,785
            Qualified XVI                              225,470.880        19.54          4,405,701
            Qualified XVII                              55,481.279        19.87          1,102,413
            Qualified XVIII                             48,765.995        22.32          1,088,457
            Qualified XXI                              122,073.630        20.44          2,495,185
            Qualified XXII                               1,017.559        20.56             20,921
            Qualified XXIV                             270,272.209        16.66          4,502,735
            Qualified XXV                              154,059.485        20.19          3,110,461
            Qualified XXVI                              58,238.955        20.10          1,170,603
            Qualified XXVII                          3,460,836.758        22.39         77,488,135
            Qualified XXVIII                           513,996.005        22.28         11,451,831
            Qualified XXXII                             71,422.783        10.49            749,225
                                                   ---------------                ----------------
                                                    31,017,816.619                $    536,187,810
                                                   ===============                ================

        JANUS TWENTY
        Contracts in accumulation period:
            Qualified XII (0.95)                        75,601.664   $     4.81   $        363,644
            Qualified XII (1.10)                        41,602.505         4.79            199,276
                                                   ---------------                ----------------
                                                       117,204.169                $        562,920
                                                   ===============                ================

        LORD ABBETT GROWTH AND INCOME
        Contracts in accumulation period:
            Qualified V                                  2,315.613   $    10.12   $         23,434
            Qualified VI                             2,027,718.701        10.16         20,601,622
            Qualified VIII                               3,578.839        10.16             36,361
            Qualified X (1.15)                          45,240.726        10.19            461,003
            Qualified X (1.25)                         250,015.945        10.16          2,540,162
            Qualified XII (0.45)                           796.332        10.36              8,250
            Qualified XII (0.55)                       153,706.963        10.34          1,589,330
            Qualified XII (0.60)                        23,649.565        10.33            244,300

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        -----------------------------------------  ---------------   ----------   ----------------
        LORD ABBETT GROWTH AND INCOME
          (CONTINUED)
            Qualified XII (0.65)                        52,412.997   $    10.31   $        540,378
            Qualified XII (0.70)                        50,119.223        10.30            516,228
            Qualified XII (0.75)                       178,005.540        10.29          1,831,677
            Qualified XII (0.80)                       415,602.532        10.27          4,268,238
            Qualified XII (0.85)                       252,309.357        10.26          2,588,694
            Qualified XII (0.90)                        10,721.756        10.25            109,898
            Qualified XII (0.95)                       178,616.993        10.24          1,829,038
            Qualified XII (1.00)                       974,839.726        10.22          9,962,862
            Qualified XII (1.05)                        44,246.523        10.21            451,757
            Qualified XII (1.10)                        20,909.020        10.20            213,272
            Qualified XII (1.15)                         7,117.861        10.19             72,531
            Qualified XII (1.20)                        19,788.299        10.17            201,247
            Qualified XII (1.25)                        30,858.071        10.16            313,518
            Qualified XII (1.30)                           879.310        10.15              8,925
            Qualified XII (1.35)                         2,809.566        10.14             28,489
            Qualified XII (1.40)                        15,853.953        10.12            160,442
            Qualified XII (1.45)                           556.182        10.11              5,623
            Qualified XII (1.50)                        17,999.307        10.10            181,793
            Qualified XV                                24,096.875        10.24            246,752
            Qualified XVI                               39,264.554        10.10            396,572
            Qualified XVII                              10,786.319        10.16            109,589
            Qualified XVIII                             11,858.760        10.16            120,485
            Qualified XXI                               18,705.842        10.27            192,109
            Qualified XXIV                              30,407.310        10.26            311,979
            Qualified XXV                               28,021.672        10.29            288,343
            Qualified XXVI                               2,908.000        10.25             29,807
            Qualified XXXII                              4,573.659        10.44             47,749
                                                   ---------------                ----------------
                                                    4,951,291.891                 $     50,532,457
                                                   ===============                ================

        LORD ABBETT MID-CAP VALUE - CLASS VC
        Contracts in accumulation period:
            NYSUT 457                                   92,123.492   $    12.77   $      1,176,417
            Qualified VI                             1,056,375.805        10.25         10,827,852
            Qualified X (1.15)                          41,845.817        10.28            430,175
            Qualified X (1.25)                         133,264.196        10.25          1,365,958
            Qualified XII (0.15)                         2,986.695        11.65             34,795
            Qualified XII (0.45)                         6,395.507        10.46             66,897
            Qualified XII (0.55)                       107,161.170        10.43          1,117,691
            Qualified XII (0.60)                         9,838.196        10.42            102,514
            Qualified XII (0.65)                         2,114.601        10.41             22,013
            Qualified XII (0.70)                        18,240.520        10.39            189,519

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        LORD ABBETT MID-CAP VALUE - CLASS VC
          (CONTINUED)
            Qualified XII (0.75)                        34,280.347   $    10.38   $        355,830
            Qualified XII (0.80)                       206,995.565        10.37          2,146,544
            Qualified XII (0.85)                       106,857.488        10.35          1,105,975
            Qualified XII (0.90)                         4,787.234        10.34             49,500
            Qualified XII (0.95)                        79,607.841        10.33            822,349
            Qualified XII (1.00)                       476,178.489        10.32          4,914,162
            Qualified XII (1.05)                        20,087.476        10.30            206,901
            Qualified XII (1.10)                        14,828.377        10.29            152,584
            Qualified XII (1.15)                        16,651.362        10.28            171,176
            Qualified XII (1.20)                        11,066.018        10.27            113,648
            Qualified XII (1.25)                        13,049.951        10.25            133,762
            Qualified XII (1.30)                           799.316        10.24              8,185
            Qualified XII (1.35)                         1,170.186        10.23             11,971
            Qualified XII (1.40)                        10,530.333        10.22            107,620
            Qualified XII (1.45)                         1,851.176        10.20             18,882
            Qualified XII (1.50)                         2,012.856        10.19             20,511
            Qualified XV                                 5,784.802        10.33             59,757
            Qualified XVI                               19,299.804        10.19            196,665
            Qualified XVII                               2,028.976        10.25             20,797
            Qualified XVIII                              2,458.049        10.25             25,195
            Qualified XXI                               22,573.867        10.37            234,091
            Qualified XXIV                              40,658.937        10.35            420,820
            Qualified XXV                               13,733.622        10.38            142,555
            Qualified XXVI                               1,861.896        10.34             19,252
            Qualified XXVIII                           151,145.758        11.08          1,674,695
            Qualified XXXII                              4,082.769        10.33             42,175
                                                   ---------------                ----------------
                                                     2,734,728.494                $     28,509,433
                                                   ===============                ================

        MFS(R) TOTAL RETURN
        Contracts in accumulation period:
            Qualified XXVII                          1,730,461.941   $    13.19   $     22,824,793
            Qualified XXVIII                         2,683,563.262        13.12         35,208,350
                                                   ---------------                ----------------
                                                     4,414,025.203                $     58,033,143
                                                   ===============                ================

        OPPENHEIMER DEVELOPING MARKETS
        Contracts in accumulation period:
            Qualified XXVII                            428,804.530   $    14.57   $      6,247,682
                                                   ---------------                ----------------
                                                       428,804.530                $      6,247,682
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        OPPENHEIMER AGGRESSIVE GROWTH
            Currently payable annuity contracts:                                  $          3,819
                                                                                  ----------------
                                                                                  $          3,819
                                                                                  ================

        OPPENHEIMER GLOBAL SECURITIES
        Contracts in accumulation period:
            Qualified III                                5,406.460   $    15.79   $         85,368
            Qualified V                                    872.602        15.22             13,281
            Qualified VI                             4,961,170.423        15.35         76,153,966
            Qualified VIII                               1,875.700        15.35             28,792
            Qualified X (1.15)                          40,356.736        15.44            623,108
            Qualified X (1.25)                         405,832.769        15.35          6,229,533
            Qualified XI                                    19.523        15.93                311
            Qualified XII (0.05)                       110,421.605        15.83          1,747,974
            Qualified XII (0.15)                         1,817.993        11.06             20,107
            Qualified XII (0.15)                        27,280.832        11.06            301,726
            Qualified XII (0.25)                       256,884.877        16.20          4,161,535
            Qualified XII (0.35)                        88,677.468        16.11          1,428,594
            Qualified XII (0.45)                        89,314.232        16.02          1,430,814
            Qualified XII (0.55)                       170,278.720        15.93          2,712,540
            Qualified XII (0.60)                       347,226.684        15.89          5,517,432
            Qualified XII (0.65)                        39,648.896        15.85            628,435
            Qualified XII (0.70)                       157,387.405        15.80          2,486,721
            Qualified XII (0.75)                       488,096.193        15.76          7,692,396
            Qualified XII (0.80)                     2,094,652.699        15.75         32,990,780
            Qualified XII (0.85)                       469,450.859        15.71          7,375,073
            Qualified XII (0.90)                        18,328.800        15.66            287,029
            Qualified XII (0.95)                       351,194.814        15.62          5,485,663
            Qualified XII (1.00)                     2,194,785.806        15.57         34,172,815
            Qualified XII (1.05)                       131,308.628        15.53          2,039,223
            Qualified XII (1.10)                        80,145.126        15.49          1,241,448
            Qualified XII (1.15)                        33,405.959        15.44            515,788
            Qualified XII (1.20)                        63,075.974        15.40            971,370
            Qualified XII (1.25)                        71,068.991        15.35          1,090,909
            Qualified XII (1.30)                         8,643.175        15.31            132,327
            Qualified XII (1.35)                         3,502.816        15.27             53,488
            Qualified XII (1.40)                        44,561.235        15.22            678,222
            Qualified XII (1.45)                           869.038        15.18             13,192
            Qualified XII (1.50)                         5,010.832        15.14             75,864
            Qualified XV                                11,627.657        15.62            181,624
            Qualified XVI                              101,424.307        15.14          1,535,564
            Qualified XVII                              15,459.544        15.35            237,304

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        OPPENHEIMER GLOBAL SECURITIES
          (CONTINUED)
            Qualified XVIII                             12,028.469   $    15.35   $        184,637
            Qualified XXI                               50,072.282        15.73            787,637
            Qualified XXIV                             149,156.103        15.65          2,334,293
            Qualified XXV                               57,639.077        15.61            899,746
            Qualified XXVI                              10,521.056        15.53            163,392
            Qualified XXVII                          1,737,193.279        15.92         27,656,117
            Qualified XXVIII                         1,169,076.452        15.84         18,518,171
            Qualified XXXII                             15,095.909        10.51            158,658
                                                   ---------------                ----------------
                                                    16,091,868.005                $    251,042,967
                                                   ===============                ================

        OPPENHEIMER MAIN STREET(R)
        Currently payable annuity contracts:                                      $         31,762
                                                                                  ----------------
                                                                                  $         31,762
                                                                                  ================

        OPPENHEIMER STRATEGIC BOND
        Currently payable annuity contracts:                                      $          7,908
        Contracts in accumulation period:
            Qualified III                                  179.389   $    13.10              2,350
            Qualified V                                    789.018        12.93             10,202
            Qualified VI                               793,254.790        13.05         10,351,975
            Qualified VIII                               1,893.712        13.04             24,694
            Qualified X (1.15)                           9,066.616        13.12            118,954
            Qualified X (1.25)                         121,435.402        13.05          1,584,732
            Qualified XII (0.05)                        10,542.230        13.45            141,793
            Qualified XII (0.15)                         5,754.922        12.80             73,663
            Qualified XII (0.25)                        43,521.651        13.81            601,034
            Qualified XII (0.35)                        22,331.441        13.74            306,834
            Qualified XII (0.40)                        54,055.238        13.65            737,854
            Qualified XII (0.45)                        21,371.523        13.66            291,935
            Qualified XII (0.55)                        20,161.855        13.58            273,798
            Qualified XII (0.60)                        27,232.103        13.55            368,995
            Qualified XII (0.65)                        13,110.437        13.51            177,122
            Qualified XII (0.70)                        28,495.694        13.47            383,837
            Qualified XII (0.75)                        58,220.848        13.43            781,906
            Qualified XII (0.80)                       172,403.659        13.39          2,308,485
            Qualified XII (0.85)                        55,390.038        13.35            739,457
            Qualified XII (0.90)                         2,874.906        13.31             38,265
            Qualified XII (0.95)                        68,743.632        13.27            912,228
            Qualified XII (1.00)                       254,652.759        13.23          3,369,056
            Qualified XII (1.05)                        29,490.758        13.20            389,278

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        OPPENHEIMER STRATEGIC BOND
          (CONTINUED)
            Qualified XII (1.10)                         9,073.784   $    13.16   $        119,411
            Qualified XII (1.15)                         6,334.832        13.12             83,113
            Qualified XII (1.20)                         6,093.884        13.08             79,708
            Qualified XII (1.25)                        10,023.142        13.05            130,802
            Qualified XII (1.30)                         3,556.803        13.01             46,274
            Qualified XII (1.35)                         3,120.972        12.97             40,479
            Qualified XII (1.40)                         6,513.447        12.94             84,284
            Qualified XII (1.45)                            59.845        12.90                772
            Qualified XII (1.50)                           600.933        12.86              7,728
            Qualified XV                                 5,640.166        13.27             74,845
            Qualified XVI                               18,170.685        12.86            233,675
            Qualified XVII                               1,884.904        13.05             24,598
            Qualified XVIII                              5,071.188        13.05             66,179
            Qualified XXI                                2,130.464        13.36             28,463
            Qualified XXIV                              15,999.699        13.30            212,796
            Qualified XXV                               46,528.054        13.26            616,962
            Qualified XXVI                               2,357.727        13.20             31,122
            Qualified XXVII                            286,487.358        13.21          3,784,498
            Qualified XXVIII                           218,753.577        13.14          2,874,422
            Qualified XXXII                              6,918.361        10.13             70,083
                                                   ---------------                ----------------
                                                     2,470,292.446                $     32,606,569
                                                   ===============                ================

        PAX WORLD BALANCED
        Contracts in accumulation period:
            Qualified VI                                   595.652   $     9.43   $          5,617
            Qualified XII (0.85)                        22,808.996         9.56            218,054
            Qualified XII (1.00)                         1,383.176         9.51             13,154
            Qualified XXVII                            353,095.807         9.54          3,368,534
                                                   ---------------                ----------------
                                                       377,883.631                $      3,605,359
                                                   ===============                ================

        PIONEER EQUITY INCOME
        Contracts in accumulation period:
            NYSUT 457                                   12,742.504   $    12.14   $        154,694
            Qualified VI                               396,077.870         9.67          3,830,073
            Qualified VIII                               4,406.825         9.67             42,614
            Qualified X (1.15)                          18,217.320         9.70            176,708
            Qualified X (1.25)                          65,072.182         9.67            629,248
            Qualified XII (0.15)                         6,272.404        10.11             63,414
            Qualified XII (0.45)                         2,080.547         9.87             20,535
            Qualified XII (0.55)                        49,078.354         9.84            482,931

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        PIONEER EQUITY INCOME (CONTINUED)
            Qualified XII (0.60)                         1,663.683   $     9.83   $         16,354
            Qualified XII (0.65)                        12,863.544         9.82            126,320
            Qualified XII (0.70)                         3,839.653         9.81             37,667
            Qualified XII (0.75)                         1,155.771         9.79             11,315
            Qualified XII (0.80)                       219,767.587         9.78          2,149,327
            Qualified XII (0.85)                       110,507.369         9.77          1,079,657
            Qualified XII (0.90)                         7,813.422         9.76             76,259
            Qualified XII (0.95)                        36,542.154         9.75            356,286
            Qualified XII (1.00)                        86,609.558         9.73            842,711
            Qualified XII (1.05)                        11,191.152         9.72            108,778
            Qualified XII (1.10)                        15,159.835         9.71            147,202
            Qualified XII (1.15)                         2,450.928         9.70             23,774
            Qualified XII (1.20)                         2,141.176         9.69             20,748
            Qualified XII (1.25)                         5,905.791         9.67             57,109
            Qualified XII (1.30)                           630.952         9.66              6,095
            Qualified XII (1.35)                            11.088         9.65                107
            Qualified XII (1.40)                         2,253.734         9.64             21,726
            Qualified XII (1.45)                           938.629         9.63              9,039
            Qualified XII (1.50)                           195.525         9.61              1,879
            Qualified XV                                    54.974         9.75                536
            Qualified XVI                                2,457.336         9.61             23,615
            Qualified XVII                               1,072.699         9.67             10,373
            Qualified XVIII                                655.636         9.67              6,340
            Qualified XXI                                2,203.170         9.78             21,547
            Qualified XXIV                               2,882.275         9.76             28,131
            Qualified XXV                                9,226.353         9.79             90,326
            Qualified XXVI                               1,090.266         9.76             10,641
            Qualified XXXII                                635.680        10.37              6,592
                                                   ---------------                ----------------
                                                     1,095,867.946                $     10,690,671
                                                   ===============                ================

        PIONEER FUND
        Contracts in accumulation period:
            Qualified VI                                57,446.471   $     9.21   $        529,082
            Qualified VIII                                  46.413         9.20                427
            Qualified X (1.15)                             997.941         9.23              9,211
            Qualified X (1.25)                          11,092.725         9.21            102,164
            Qualified XII (0.55)                         1,944.717         9.37             18,222
            Qualified XII (0.60)                           325.348         9.35              3,042
            Qualified XII (0.65)                           367.666         9.34              3,434
            Qualified XII (0.70)                            46.088         9.33                430

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        PIONEER FUND (CONTINUED)
            Qualified XII (0.75)                         2,903.112   $     9.32   $         27,057
            Qualified XII (0.80)                        16,137.272         9.31            150,238
            Qualified XII (0.85)                        18,504.839         9.30            172,095
            Qualified XII (0.90)                             8.827         9.29                 82
            Qualified XII (0.95)                        13,906.580         9.27            128,914
            Qualified XII (1.00)                        26,252.916         9.26            243,102
            Qualified XII (1.05)                         1,408.000         9.25             13,024
            Qualified XII (1.10)                           688.636         9.24              6,363
            Qualified XII (1.15)                           738.678         9.23              6,818
            Qualified XII (1.20)                           467.679         9.22              4,312
            Qualified XII (1.25)                         7,853.854         9.21             72,334
            Qualified XII (1.40)                           657.252         9.17              6,027
            Qualified XVI                                  164.699         9.15              1,507
            Qualified XXI                                  820.516         9.31              7,639
            Qualified XXIV                               1,679.548         9.29             15,603
            Qualified XXV                                   30.472         9.32                284
            Qualified XXVI                                  53.283         9.29                495
                                                   ---------------                ----------------
                                                       164,543.532                $      1,521,906
                                                   ===============                ================

        PIONEER MID CAP VALUE
        Contracts in accumulation period:
            NYSUT 457                                   21,362.407   $    13.46   $        287,538
            Qualified VI                               421,274.452        11.86          4,996,315
            Qualified X (1.15)                           5,575.189        11.89             66,289
            Qualified X (1.25)                          64,303.288        11.86            762,637
            Qualified XII (0.15)                            83.987        12.24              1,028
            Qualified XII (0.55)                        10,938.557        12.06            131,919
            Qualified XII (0.60)                         3,315.602        12.05             39,953
            Qualified XII (0.65)                         3,884.705        12.03             46,733
            Qualified XII (0.70)                        18,817.804        12.02            226,190
            Qualified XII (0.75)                         4,287.584        12.00             51,451
            Qualified XII (0.80)                       123,315.763        11.99          1,478,556
            Qualified XII (0.85)                        60,995.576        11.98            730,727
            Qualified XII (0.90)                         1,839.047        11.96             21,995
            Qualified XII (0.95)                        27,240.921        11.95            325,529
            Qualified XII (1.00)                       152,653.647        11.93          1,821,158
            Qualified XII (1.05)                         6,469.211        11.92             77,113
            Qualified XII (1.10)                         4,583.782        11.90             54,547
            Qualified XII (1.15)                         2,160.219        11.89             25,685
            Qualified XII (1.20)                         2,281.803        11.87             27,085
            Qualified XII (1.25)                         5,001.855        11.86             59,322

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                   DIVISION/CONTRACT                    UNITS        UNIT VALUE    EXTENDED VALUE
        ----------------------------------------   ---------------   ----------   ----------------
        PIONEER MID CAP VALUE (CONTINUED)
            Qualified XII (1.30)                           885.980   $    11.84   $         10,490
            Qualified XII (1.35)                            46.154        11.83                546
            Qualified XII (1.40)                         4,469.517        11.81             52,785
            Qualified XII (1.50)                           763.104        11.79              8,997
            Qualified XV                                 1,241.506        11.95             14,836
            Qualified XVI                                7,036.981        11.79             82,966
            Qualified XVII                                   4.722        11.86                 56
            Qualified XVIII                              2,790.472        11.86             33,095
            Qualified XXI                                4,719.183        11.99             56,583
            Qualified XXIV                               7,483.291        11.97             89,575
            Qualified XXV                                7,685.167        12.00             92,222
            Qualified XXVI                                 642.391        11.96              7,683
            Qualified XXXII                              5,151.996        10.27             52,911
                                                   ---------------                ----------------
                                                       983,305.863                $     11,734,515
                                                   ===============                ================

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     QUALIFIED I

     Individual Contracts issued prior to May 1, 1975 in connection with "Qualified Corporate Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code ("Code"); tax-deferred annuity Plans established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain individual retirement annuity plans established by or on behalf of individuals pursuant to section 408(b) of the Code; individual Contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962, as amended; allocated group Contracts issued prior to May 1, 1975 in connection with qualified corporate retirement plans; and group Contracts issued prior to October 1, 1978 in connection with tax-deferred annuity plans.

     QUALIFIED III

     Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

     QUALIFIED V

     Certain group AetnaPlus Contracts issued since August 28, 1992 in connection with "Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code.

     QUALIFIED VI

     Certain group AetnaPlus Contracts issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans since August 28, 1992.

     QUALIFIED VII

     Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Qualified I).

     QUALIFIED VIII

     Group AetnaPlus Contracts issued in connection with Tax-Deferred Annuity Plans and Deferred Compensation Plans adopted by state and local governments since June 30, 1993.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     QUALIFIED IX

     Certain large group Contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

     QUALIFIED X

     Individual retirement annuity and Simplified Employee Pension ("SEP") plans issued or converted to ACES, an administrative system.

     QUALIFIED XI

     Certain large group Contracts issued in connection with deferred compensation plans adopted by state and local governments since January 1996.

     QUALIFIED XII

     Group Retirement Plus and Voluntary TDA Contracts issued since 1996 in connection with plans established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code, shown separately by applicable daily charge; and Contracts issued since October 1, 1996 in connection with optional retirement plans established pursuant to Section 403(b) or 403(a) of the Internal Revenue Code.

     QUALIFIED XIII

     Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on May 25, 1996 (previously valued under Qualified VI).

     QUALIFIED XIV

     Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on November 1, 1996 (previously valued under Qualified III).

     QUALIFIED XV

     Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new Contracts issued after that date in connection with certain deferred compensation plans.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     QUALIFIED XVI

     Group AetnaPlus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans.

     QUALIFIED XVII

     Group AetnaPlus Contracts containing contractual limits on fees issued in connection with tax-deferred annuity plans and deferred compensation plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

     QUALIFIED XVIII

     Individual retirement annuity and SEP plan Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

     QUALIFIED XIX

     Group Corporate 401 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

     QUALIFIED XX

     Group HR 10 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

     QUALIFIED XXI

     Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May 20, 1999.

     QUALIFIED XXII

     Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May 20, 1999.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     QUALIFIED XXIV

     Group Contract issued in connection with optional retirement plans having Contract modifications effective July 2000 to lower mortality and expense fee.

     QUALIFIED XXV

     Group Contract issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

     QUALIFIED XXVI

     Group Contract issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

     QUALIFIED XXVII

     Group Contract issued in connection with tax deferred annuity plans having Contract modifications effective February 2000 to lower mortality and expense fee.

     QUALIFIED XXVIII

     Group Contract issued in connection with optional retirement plans having Contract modifications effective February 2000 to lower mortality and expense fee.

     QUALIFIED XXIX

     Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

     QUALIFIED XXX

     Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

     QUALIFIED XXXI

     Group Contract issued in connection with the San Bernadino 457F Plan at a zero basis point charge, effective in 2004.

     QUALIFIED XXXII

     Individual Contracts issued in connection with the 1992/1994 Pension IRA at 125 basis points, effective in 2004.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

8.   FINANCIAL HIGHLIGHTS

     A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2003, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
              DIVISION          (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     AIM V.I. Capital
      Appreciation
                2003              2,409    $5.47 to $10.25     $    20,562            -%    0.25% to 1.50%       27.54% to 29.11%
                2002              2,288     $4.26 to $7.11          15,302            -     0.00% to 1.50%      -25.48% to -24.62%
                2001              2,119     $5.69 to $9.39          19,027         7.37     0.00% to 1.75%      -24.43% to -23.55%
                2000              1,839    $7.50 to $12.29          21,974            *           *                     *

     AIM V.I. Core Equity
                2003              5,544    $6.16 to $10.37          42,522         1.00     0.25% to 1.50%       22.56% to 24.08%
                2002              5,575     $5.00 to $6.54          34,728         0.33     0.00% to 1.50%      -16.84% to -15.71%
                2001              5,919     $5.99 to $7.76          44,279         0.05     0.00% to 1.75%      -23.99% to -23.10%
                2000              5,023    $7.84 to $10.04          48,981            *           *                     *

     AIM V.I. Growth
                2003              3,143    $4.16 to $10.35          17,055            -     0.25% to 1.50%       29.19% to 30.88%
                2002              2,722     $3.20 to $4.38          11,403            -     0.25% to 1.50%      -32.00% to -31.21%
                2001              2,533     $4.69 to $6.34          15,568         0.21     0.00% to 1.75%      -34.87% to -34.11%
                2000              2,061     $7.16 to $9.62          19,441            *           *                     *

     AIM V.I. Premier Equity
                2003              2,956    $6.15 to $10.33          21,041         0.31     0.25% to 1.50%       23.17% to 24.71%
                2002              2,777     $4.97 to $5.99          15,977         0.34     0.25% to 1.50%      -31.30% to -30.50%
                2001              2,682     $7.19 to $8.58          22,335         2.33     0.00% to 1.75%      -13.87% to -12.88%
                2000              1,903     $8.32 to $9.94          18,487            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     American Century(R)
      Income & Growth
                2003                272    $8.99 to $27.72     $     2,491         1.48%    1.00% to 1.10%       27.92% to 28.06%
                2002                159    $7.02 to $21.67           1,152         1.30     1.00% to 1.10%      -20.84% to -20.40%
                2001                 62    $8.82 to $27.26             629           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Baron Growth
                2003                  -         $12.91                   -         ****          0.00%                 ****
                2002               ****          ****                 ****         ****          ****                  ****
                2001               ****          ****                 ****         ****          ****                  ****
                2000               ****          ****                 ****         ****          ****                  ****

     Calvert Social Balanced
                2003              3,259    $10.21 to $27.31         60,576         1.94     0.25% to 1.50%       17.49% to 18.96%
                2002              3,111    $8.88 to $23.11          49,766         2.70     0.00% to 1.50%      -13.46% to -12.46%
                2001              3,120    $10.23 to $26.58         58,340         5.40     0.00% to 1.75%       -8.34% to -7.27%
                2000              3,005    $11.13 to $28.86         63,262            *           *                     *

     Evergreen Special Values
                2003              1,118    $15.33 to $15.50         17,138            -     0.95% to 1.00%       34.00% to 34.08%
                2002                819    $11.44 to $11.56          9,367            -     0.95% to 1.00%       -7.97% to -7.92%
                2001                316    $12.43 to $12.56          3,926           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Fidelity(R) VIP ASSET
      MANAGER(SM)
                2003              1,246    $17.36 to $17.45         21,727         3.47     1.00% to 1.10%       16.67% to 16.80%
                2002              1,221    $14.88 to $14.94         18,235         3.97     1.00% to 1.10%       -9.73% to -9.64%
                2001              1,306    $16.48 to $16.54         21,589         5.70     1.05% to 1.25%       -5.29% to -5.10%
                2000              1,362    $17.41 to $17.43         23,730            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                            INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     Fidelity(R) VIP
      Contrafund(R)
                2003             27,815    $10.35 to $24.91    $   564,372         0.40%    0.25% to 1.50%       26.56% to 28.10%
                2002             23,810    $10.26 to $19.58        382,356         0.79     0.00% to 1.50%      -10.70% to -9.48%
                2001             20,685    $11.40 to $21.82        375,287         3.44     0.00% to 1.75%      -13.56% to -12.55%
                2000             19,961    $11.84 to $25.13        420,902            *           *                     *

     Fidelity(R) VIP
      Equity-Income
                2003             18,499    $10.50 to $24.58        327,820         1.56     0.25% to 1.50%       28.39% to 30.03%
                2002             16,267    $8.79 to $19.07         226,895         1.66     0.00% to 1.50%      -18.19% to -17.24%
                2001             13,666    $10.66 to $23.23        237,314         5.91     0.00% to 1.75%       -6.38% to -5.29%
                2000             10,367    $11.30 to $24.73        195,903            *           *                     *

     Fidelity(R) VIP Growth
                2003             24,544    $9.27 to $23.64         380,196         0.24     0.25% to 1.50%       30.83% to 32.47%
                2002             23,257    $8.30 to $18.00         277,744         0.25     0.00% to 1.50%      -31.15% to -30.35%
                2001             22,173    $11.97 to $26.05        388,351         7.04     0.00% to 1.75%      -18.89% to -17.94%
                2000             20,583    $14.65 to $32.00        448,872            *           *                     *

     Fidelity(R) VIP High
      Income
                2003                866     $8.28 to $8.33           7,292         5.36     1.00% to 1.50%       25.84% to 26.02%
                2002                529     $6.58 to $6.61           3,569         8.54     1.00% to 1.50%        2.31% to 2.41%
                2001                411     $6.43 to $6.45           2,694        12.33     0.75% to 1.50%      -12.83% to -12.67%
                2000                332     $7.38 to $7.39           2,450            *           *                     *

     Fidelity(R) VIP Index 500
                2003              4,705    $21.37 to $21.49        101,046         1.34     1.00% to 1.10%       26.98% to 27.16%
                2002              4,302    $16.83 to $16.90         72,668         1.32     1.00% to 1.10%      -23.10% to -23.32%
                2001              4,378    $21.89 to $21.96         96,097         1.12     1.05% to 1.25%      -13.20% to -13.03%
                2000              4,146    $25.21 to $25.25        104,650            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     Fidelity(R) VIP Overseas
                2003              2,508    $7.40 to $13.88     $    30,341         0.50%    0.25% to 1.50%       41.20% to 43.00%
                2002              1,719     $5.21 to $9.79          14,076         0.74     0.00% to 1.50%      -21.47% to -20.56%
                2001              1,306    $6.61 to $12.42          14,766        13.21     0.00% to 1.75%      -22.35% to -21.44%
                2000              1,232    $8.47 to $15.94          18,192            *           *                     *

     Franklin Small Cap Value
      Securities
                2003              1,312    $10.35 to $13.33         15,883         0.19     0.55% to 1.50%       30.14% to 31.36%
                2002                860     $9.19 to $9.32           7,951         0.55     0.55% to 1.50%      -10.62% to -10.12%
                2001                 13    $10.28 to $10.30            130           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     ING GET Fund - Series D
                2003             14,948    $10.01 to $10.70        152,769         4.03     0.50% to 1.75%       -0.10% to 1.04%
                2002             22,908    $10.04 to $10.59        234,066         4.30     0.25% to 1.75%       -1.09% to 0.06%
                2001             28,027    $10.15 to $10.54        288,294         1.46     0.25% to 1.75%        0.22% to 1.38%
                2000             32,394    $10.13 to $10.38        331,079            *           *                     *

     ING GET Fund - Series E
                2003              7,589    $10.02 to $10.84         79,656         4.14     0.70% to 1.75%        0.98% to 2.07%
                2002             10,072    $10.23 to $10.62        104,443         4.02     0.25% to 1.75%        2.28% to 3.36%
                2001             11,703    $10.01 to $10.28        118,197         0.79     0.25% to 1.75%       -0.96% to 0.10%
                2000             12,965    $10.10 to $10.27        131,675            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING GET Fund - Series G
                2003              2,302    $10.01 to $10.77    $    23,831         4.15%    0.80% to 1.75%        0.39% to 1.44%
                2002              2,896    $10.16 to $10.48         29,756         3.84     0.25% to 1.75%        3.15% to 4.13%
                2001              3,400    $9.85 to $10.11          33,746         0.39     0.25% to 1.75%       -0.35% to 0.08%
                2000              3,829    $9.88 to $10.03          38,004            *           *                     *

     ING GET Fund - Series H
                2003              1,765    $10.03 to $10.91         18,535         4.10     0.50% to 1.75%        1.37% to 2.73%
                2002              2,251    $10.23 to $10.62         23,282         3.60     0.25% to 1.75%        2.95% to 3.93%
                2001              2,578    $9.93 to $10.17          25,808         0.47     0.25% to 1.75%       -1.09% to 0.08%
                2000              2,894    $9.87 to $10.16          29,176            *           *                     *

     ING GET Fund - Series I
                2003                106    $10.02 to $10.29          1,092         3.42          1.75%                 1.38%
                2002                117         $10.15               1,190         3.54          1.75%                 3.52%
                2001                128         $9.80                1,252         0.24          1.75%                -0.60%
                2000                138         $9.86                1,364            *           *                     *

     ING GET Fund - Series J
                2003                 38    $10.02 to $10.18            386         3.59          1.75%                 0.79%
                2002                 39        $10.10                  394         3.47          1.75%                 4.23%
                2001                 39        $9.69                   381         0.16          1.75%                -0.46%
                2000                 47        $9.73                   457            *           *                     *

     ING GET Fund - Series K
                2003                167    $10.01 to $10.38          1,736         3.07     1.25% to 1.75%        0.59% to 1.07%
                2002                200    $10.17 to $10.27          2,048         2.74     1.25% to 1.75%        3.90% to 4.41%
                2001                231     $9.79 to $9.84           2,275            -     1.30% to 1.75%       -2.52% to -2.09%
                2000                285    $10.04 to $10.05          2,863            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING GET Fund - Series L
                2003                101         $10.34         $     1,049         3.76%        1.25%                 2.17%
                2002                117         $10.12               1,187         0.05         1.25%                 1.41%
                2001                131          $9.98               1,305         4.60         1.30%                -0.36%
                2000                  2         $10.02                  16            *           *                     *

     ING GET Fund - Series Q
                2003                418         $10.50               4,385            -         1.25%                 3.86%
                2002                498         $10.11               5,031         2.28         1.25%                  ***
                2001                364         $10.00               3,642           **         1.05%                   **
                2000                 **           **                    **           **           **                    **

     ING GET Fund - Series S
                2003              3,106    $10.09 to $10.69         32,661         0.10     0.50% to 1.75%        4.08% to 5.34%
                2002              4,624    $10.04 to $10.11         46,558          ***     0.25% to 1.75%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING VP Balanced
                2003             31,363    $10.22 to $31.70        659,370         1.96     0.25% to 1.50%       17.10% to 18.62%
                2002             32,476    $10.03 to $26.92        597,925         1.06     0.00% to 1.50%      -11.64% to -10.62%
                2001             36,765    $11.27 to $30.30        768,043         5.73     0.00% to 1.75%       -5.66% to -4.54%
                2000             38,718    $11.85 to $31.93        875,436            *           *                     *

     ING VP Bond
                2003             20,885    $10.04 to $71.97        408,185         1.72     0.25% to 1.50%        4.71% to 6.06%
                2002             24,208    $13.07 to $68.41        458,178         3.22     0.00% to 1.50%        6.72% to 7.96%
                2001             23,313    $12.15 to $63.81        409,596         6.40     0.00% to 1.75%        7.12% to 8.37%
                2000             17,978    $11.26 to $59.29        301,919            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING VP Emerging Markets
                2003                973     $8.38 to $8.41     $     8,172            -%        1.00%            45.74% to 45.75%
                2002                871     $5.75 to $5.77           5,020            -         1.00%           -10.24% to -10.23%
                2001                859     $6.41 to $6.43           5,519        20.84     1.00% to 1.25%      -11.54% to -11.37%
                2000                878     $7.24 to $7.25           6,367            *           *                     *

     ING VP Money Market
                2003             17,666    $10.00 to $49.72        257,477         1.79     0.25% to 1.50%        -0.61% to .66%
                2002             23,887    $11.78 to $49.45        368,846         3.78     0.00% to 1.50%        0.11% to 1.27%
                2001             24,401    $11.68 to $48.83        374,569         5.45     0.00% to 1.75%        2.38% to 3.62%
                2000             21,736    $11.32 to $47.51        322,714            *           *                     *

     ING VP Natural Resources
                2003                940    $10.76 to $17.40         13,971            -     0.25% to 1.50%       28.54% to 30.12%
                2002              1,022    $8.30 to $13.46          11,897         0.18     0.00% to 1.50%       -3.56% to -2.54%
                2001              1,061    $8.54 to $13.82          12,751            -     0.00% to 1.75%      -17.19% to -16.23%
                2000              1,140    $10.24 to $16.64         16,696            *           *                     *

     ING MFS Total Return
                2003                701    $11.28 to $12.03          8,289         ****     0.55% to 1.50%             ****
                2002               ****          ****                 ****         ****          ****                  ****
                2001               ****          ****                 ****         ****          ****                  ****
                2000               ****          ****                 ****         ****          ****                  ****
     ING T. Rowe Price Equity
      Income
                2003                166    $12.20 to $13.01          2,143         ****     0.55% to 1.50%             ****
                2002               ****          ****                 ****         ****          ****                  ****
                2001               ****          ****                 ****         ****          ****                  ****
                2000               ****          ****                 ****         ****          ****                  ****

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING DSI Enhanced Index
                2003                101    $7.76 to $10.13     $       800         0.65%    0.60% to 1.50%       25.57% to 26.56%
                2002                 19     $6.18 to $8.04             126          ***     0.60% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING Alger Aggressive
      Growth-Initial Class
                2003                  1        $14.26                   16            -         0.00%                   -
                2002                  -         $9.58                    -          ***         0.00%                  ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING Alger Aggressive
      Growth-Service Class
                2003              1,287    $7.13 to $10.49           9,420            -     0.45% to 1.50%       42.51% to 43.68%
                2002                166     $5.00 to $7.32             902          ***     0.60% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING Alger Growth
                2003                253    $8.57 to $10.38           2,194            -     0.40% to 1.50%       32.25% to 33.38%
                2002                 39     $6.48 to $6.85             255          ***     0.75% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING American Century
      Small Cap Value
                2003                582    $10.77 to $10.94          6,307         0.17     0.55% to 1.50%       33.46% to 34.73%
                2002                227     $8.07 to $8.12           1,834          ***     0.55% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING Baron Small Cap
      Growth
                2003              1,313    $10.23 to $13.03    $    15,257            -%    0.40% to 1.50%       31.49% to 32.65%
                2002                372     $8.67 to $8.73           3,239          ***     0.55% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING Goldman Sachs(R)
      Capital Growth
                2003                 83    $9.27 to $10.37             827            -     0.60% to 1.50%       21.72% to 22.96%
                2002                 43     $7.59 to $8.32             347          ***     0.60% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING JPMorgan Fleming
      International
                2003              8,116    $9.30 to $19.47         126,504         0.98     0.25% to 1.50%       27.52% to 29.04%
                2002              8,676    $7.24 to $15.19         107,839         0.62     0.00% to 1.50%      -19.30% to -18.37%
                2001              9,398    $8.90 to $18.73         145,566        23.69     0.00% to 1.75%      -28.02% to -27.18%
                2000             10,064    $12.27 to $25.91        219,543            *           *                     *

     ING JPMorgan Mid Cap
      Value
                2003                339    $10.24 to $11.93          3,999         0.44     0.45% to 1.50%       28.20% to 29.21%
                2002                113     $9.15 to $9.21           1,038          ***     0.60% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING MFS Capital
      Opportunities
                2003              8,274    $8.73 to $26.23         151,497         0.19     0.25% to 1.50%       26.12% to 27.71%
                2002              8,811    $7.36 to $20.69         129,150            -     0.00% to 1.50%      -31.20% to -30.41%
                2001              9,985    $10.67 to $29.93        216,006        18.63     0.00% to 1.75%      -25.88% to -25.02%
                2000              9,596    $14.36 to $40.20        291,499            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING MFS Global Growth
             2003                   119    $10.78 to $10.94    $     1,294            -%    0.65% to 1.50%       29.96% to 30.90%
             2002                    24     $8.30 to $8.35             202          ***     0.70% to 1.50%             ***
             2001                   ***          ***                   ***          ***          ***                   ***
             2000                   ***          ***                   ***          ***          ***                   ***

     ING MFS Research Equity
             2003                10,747    $8.55 to $14.33         128,075         0.58     0.25% to 1.50%       23.02% to 24.66%
             2002                11,666    $6.95 to $11.58         114,492         0.20     0.00% to 1.50%      -26.01% to -25.15%
             2001                12,954    $9.39 to $15.50         172,262        20.46     0.00% to 1.75%      -22.07% to -21.20%
             2000                13,514    $12.05 to $19.72        234,529            *           *                     *

     ING OpCap Balanced Value
             2003                   752    $10.29 to $12.58          9,183         1.63     0.55% to 1.50%       28.44% to 29.44%
             2002                    59     $8.00 to $9.69             515          ***     0.70% to 1.50%             ***
             2001                   ***          ***                   ***          ***          ***                   ***
             2000                   ***          ***                   ***          ***          ***                   ***

     ING PIMCO Total Return
             2003                 2,845    $10.02 to $11.20         31,227         3.56     0.40% to 1.50%        2.52% to 3.44%
             2002                 1,518    $10.70 to $10.77         16,279          ***     0.55% to 1.50%             ***
             2001                   ***          ***                   ***          ***          ***                   ***
             2000                   ***          ***                   ***          ***          ***                   ***

     ING Salomon Brothers
      Aggressive Growth
             2003                22,307    $7.60 to $13.51         239,784            -     0.25% to 1.50%       36.05% to 37.92%
             2002                21,979     $5.54 to $9.90         175,927            -     0.00% to 1.50%      -36.27% to -35.53%
             2001                24,305    $8.63 to $15.50         305,237         6.20     0.00% to 1.75%      -26.33% to -25.47%
             2000                24,658    $11.63 to $20.98        425,188            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING Salomon Brothers
      Fundamental Value

             2003                   578    $10.39 to $16.78    $     9,414         1.39%    0.55% to 1.50%       38.62% to 39.78%
             2002                    23    $7.48 to $11.99             244          ***     0.60% to 1.50%             ***
             2001                   ***          ***                   ***          ***          ***                   ***
             2000                   ***          ***                   ***          ***          ***                   ***

     ING Salomon Brothers
      Investors Value
             2003                   321    $9.88 to $12.92           4,019         0.69     0.55% to 1.50%       29.49% to 30.54%
             2002                    67     $7.62 to $9.89             635          ***     0.60% to 1.40%             ***
             2001                   ***          ***                   ***          ***          ***                   ***
             2000                   ***          ***                   ***          ***          ***                   ***

     ING T. Rowe Price Growth
      Equity
             2003                13,740    $10.37 to $21.86        246,603         0.15     0.00% to 1.50%       28.96% to 30.55%
             2002                12,185    $9.02 to $16.86         169,889         0.19     0.00% to 1.50%      -24.44% to -23.64%
             2001                12,122    $11.85 to $22.20        223,753        15.67     0.00% to 1.75%      -11.56% to -10.53%
             2000                11,636    $13.30 to $24.99        244,865            *           *                     *

     ING UBS Tactical Asset
      Allocation
             2003                    50    $9.55 to $30.04             911         0.14     0.55% to 1.50%       25.13% to 26.26%
             2002                    42    $7.61 to $23.76             474          ***     0.60% to 1.50%             ***
             2001                   ***          ***                   ***          ***          ***                   ***
             2000                   ***          ***                   ***          ***          ***                   ***

     ING Van Kampen Comstock
             2003                 2,951    $10.46 to $12.47         32,018         0.89     0.40% to 1.50%       27.74% to 28.90%
             2002                   983     $8.29 to $8.35           8,175          ***     0.55% to 1.50%             ***
             2001                   ***          ***                   ***          ***          ***                   ***
             2000                   ***          ***                   ***          ***          ***                   ***

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING VP Strategic
      Allocation Balanced
                2003              4,016    $10.24 to $16.55    $    58,446         1.48%    0.25% to 1.50%       17.67% to 19.12%
                2002              3,907    $8.84 to $13.98          47,846         2.59     0.00% to 1.50%      -10.89% to -9.85%
                2001              4,144    $9.85 to $15.59          57,038         2.54     0.00% to 1.75%       -8.39% to -7.32%
                2000              4,127    $10.67 to $16.92         62,530            *           *                     *

     ING VP Strategic
      Allocation Growth
                2003              4,838    $9.86 to $16.92          69,833         0.88     0.25% to 1.50%       22.46% to 23.96%
                2002              4,739    $7.99 to $13.73          56,046         1.75     0.00% to 1.50%      -15.04% to -14.06%
                2001              4,817    $9.34 to $16.07          67,010         1.60     0.00% to 1.75%      -12.87% to -11.85%
                2000              4,801    $10.63 to $18.33         77,057            *           *                     *

     ING VP Strategic
      Allocation Income
                2003              2,238    $10.18 to $16.50         33,837         2.30     0.25% to 1.50%       11.92% to 13.28%
                2002              2,347    $10.23 to $14.66         31,610         3.44     0.00% to 1.50%       -5.77% to -4.68%
                2001              2,600    $10.77 to $15.41         37,096         4.35     0.00% to 1.75%       -3.84% to -2.71%
                2000              2,622    $11.12 to $15.89         39,124            *           *                     *

     ING VP Growth and Income
                2003            121,775    $7.87 to $249.58      2,310,967            -     0.25% to 1.50%       24.14% to 25.78%
                2002            139,292    $6.29 to $199.83      2,141,418         0.84     0.00% to 1.50%      -26.11% to -25.25%
                2001            162,099    $8.45 to $268.94      3,399,498         0.60     0.00% to 1.75%      -19.62% to -18.68%
                2000            178,363   $10.44 to $332.72      4,739,548            *           *                     *

     ING GET Fund US Core
      - Series 1
                2003                231         $10.28               2,378         ****          1.25%                 ****
                2002               ****          ****                 ****         ****          ****                  ****
                2001               ****          ****                 ****         ****          ****                  ****
                2000               ****          ****                 ****         ****          ****                  ****

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING GET Fund US Core
      - Series 2

                2003              2,055    $10.03 to $10.05    $    20,639         ****%    1.05% to 1.65%             ****
                2002               ****          ****                 ****         ****          ****                  ****
                2001               ****          ****                 ****         ****          ****                  ****
                2000               ****          ****                 ****         ****          ****                  ****

     ING GET Fund US Core
      - Series 3
                2003                 21    $9.99 to $10.00             207         ****     0.80% to 1.25%             ****
                2002               ****          ****                 ****         ****          ****                  ****
                2001               ****          ****                 ****         ****          ****                  ****
                2000               ****          ****                 ****         ****          ****                  ****

     ING VP Technology
                2003             12,668    $3.64 to $10.26          47,295            -     0.25% to 1.50%       43.36% to 45.25%
                2002              8,904     $2.53 to $2.64          23,001            -     0.00% to 1.50%      -42.16% to -41.49%
                2001              7,145     $4.35 to $4.50          31,754            -     0.00% to 1.75%      -24.13% to -23.22%
                2000              4,262     $5.71 to $5.87          24,855            *           *                     *

     ING VP Growth
                2003              7,779    $5.06 to $14.18          95,972            -     0.25% to 1.50%       28.43% to 30.14%
                2002              7,963    $3.92 to $10.79          76,539            -     0.00% to 1.50%      -30.00% to -29.19%
                2001              8,753    $5.57 to $15.43         120,765        11.29     0.00% to 1.75%      -28.16% to -27.32%
                2000              8,901    $7.72 to $21.24         171,159            *           *                     *

     ING VP Index Plus
      LargeCap
                2003             31,590    $9.74 to $17.85         503,421         1.04     0.25% to 1.50%       24.22% to 25.85%
                2002             29,577    $8.36 to $14.03         378,460         0.24     0.00% to 1.50%      -22.70% to -21.80%
                2001             27,743    $10.73 to $18.18        459,606         4.07     0.00% to 1.75%      -14.92% to -13.92%
                2000             25,137    $12.52 to $21.13        488,938            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING VP Index Plus MidCap
                2003             14,056    $10.18 to $17.68    $   233,761         0.39%    0.25% to 1.50%       30.49% to 32.14%
                2002             11,364    $12.33 to $13.38        144,261         0.45     0.00% to 1.50%      -13.40% to -12.40%
                2001              6,071    $14.24 to $15.20         88,491         5.86     0.00% to 1.75%       -2.80% to-1.67%
                2000              3,705    $14.65 to $15.46         55,395            *           *                     *

     ING VP Index Plus
      SmallCap
                2003              7,540    $10.20 to $13.42         93,931         0.17     0.25% to 1.50%       34.15% to 35.83%
                2002              5,909     $8.96 to $9.88          54,579         0.17     0.00% to 1.50%      -14.50% to -13.51%
                2001              2,687    $10.48 to $11.37         28,860         4.91     0.00% to 1.75%        0.87% to 2.05%
                2000              1,211     $9.94 to $11.14         12,843            *           *                     *

     ING VP International
      Equity
                2003              1,451    $5.79 to $10.52          11,933         1.01     0.25% to 1.50%       30.10% to 31.82%
                2002              1,316     $4.43 to $6.40           8,248         0.22     0.00% to 1.50%      -27.77% to -26.93%
                2001              1,269     $6.10 to $8.79          10,978         0.11     0.00% to 1.75%      -25.02% to -24.14%
                2000              1,117    $8.09 to $11.62          12,949            *           *                     *

     ING VP Small Company
                2003              9,733    $9.73 to $20.60         167,432         0.25     0.25% to 1.50%       35.44% to 37.18%
                2002              9,115    $7.15 to $14.86         115,085         0.48     0.00% to 1.50%      -24.37% to -23.50%
                2001              7,976    $9.41 to $19.68         134,200         3.51     0.00% to 1.75%        2.44% to 3.64%
                2000              6,314    $9.15 to $19.00         104,712            *           *                     *

     ING VP Value Opportunity
                2003              8,963    $8.85 to $17.11         133,176         0.77     0.25% to 1.50%       22.79% to 24.30%
                2002              9,633    $9.09 to $13.82         115,345         0.46     0.00% to 1.50%      -27.07% to -26.22%
                2001              7,322    $12.37 to $18.98        118,660         4.66     0.00% to 1.75%      -10.97% to -9.93%
                2000              3,530    $13.79 to $20.91         63,066            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     ING VP Growth
      Opportunities
                2003                164     $7.86 to $8.04     $     1,297            -%    0.55% to 1.50%       31.33% to 32.24%
                2002                 26     $6.00 to $6.08             158            -     0.55% to 1.40%           -32.22%
                2001                  1         $8.92                   10           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     ING VP International
      Value
                2003              3,157    $10.17 to $11.47         32,591         1.19     0.40% to 1.50%       27.92% to 29.37%
                2002              1,603     $7.95 to $8.07          12,825         0.86     0.45% to 1.50%      -16.56% to -16.17%
                2001                160     $9.54 to $9.56           1,529           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     ING VP MagnaCap
                2003                177     $8.80 to $8.93           1,571         1.04     0.60% to 1.50%       29.18% to 30.17%
                2002                 80     $6.82 to $6.86             544          ***     0.60% to 1.40%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     ING VP MidCap
      Opportunities
                2003                447     $9.28 to $9.50           4,191            -     0.55% to 1.50%       34.69% to 35.91%
                2002                 66     $6.89 to $6.99             457            -     0.55% to 1.50%      -26.79% to -26.57%
                2001                  3     $9.45 to $9.46              30           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     ING VP SmallCap
      Opportunities
                2003              1,170     $6.78 to $6.96           8,045            -     0.40% to 1.50%       36.69% to 38.10%
                2002                446     $4.96 to $5.04           2,239            -     0.45% to 1.50%      -44.29% to -44.13%
                2001                  7     $8.95 to $8.96              59           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     Janus Aspen Balanced
                2003             19,201    $9.36 to $24.66     $   385,094         2.22%    0.25% to 1.50%       12.34% to 13.76%
                2002             19,717    $8.29 to $21.87         353,540         2.57     0.00% to 1.50%       -7.84% to -6.77%
                2001             17,000    $8.95 to $23.65         338,450         2.71     0.00% to 1.75%       -6.13% to -5.04%
                2000             13,548    $9.49 to $25.11         296,054            *           *                     *

     Janus Aspen Capital
      Appreciation
                2003                423     $7.32 to $9.88           3,177         0.27     1.00% to 1.25%       18.75% to 19.02%
                2002                326     $6.15 to $8.32           2,019         0.33     1.00% to 1.25%           -16.77%
                2001                 72         $7.39                  530           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Janus Aspen Flexible
      Income
                2003              5,268    $10.03 to $20.59         89,994         4.83     0.25% to 1.50%        4.82% to 6.09%
                2002              5,626    $12.74 to $19.53         92,271         4.52     0.00% to 1.50%       8.83% to 10.09%
                2001              3,776    $11.67 to $17.78         56,744         6.11     0.00% to 1.75%        6.13% to 7.36%
                2000              2,595    $10.97 to $16.61         36,898            *           *                     *

     Janus Aspen Growth
                2003             15,153    $9.27 to $19.13         239,988         0.09     0.25% to 1.50%       29.72% to 31.47%
                2002             16,346    $7.70 to $14.67         199,166            -     0.00% to 1.50%      -27.61% to -26.77%
                2001             18,060    $10.56 to $20.16        305,619         0.25     0.00% to 1.75%      -25.86% to -25.00%
                2000             17,916    $14.14 to $27.07        412,686            *           *                     *

     Janus Aspen Mid Cap
      Growth
                2003             30,177    $9.11 to $20.68         459,241            -     0.25% to 1.50%       33.11% to 34.86%
                2002             31,862    $7.88 to $15.46         369,184            -     0.00% to 1.50%      -29.01% to -28.04%
                2001             34,630    $11.02 to $21.67        569,410            -     0.00% to 1.75%      -40.36% to -39.66%
                2000             33,795    $18.33 to $36.17        950,193            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     Janus Aspen Worldwide
      Growth
                2003             31,018    $9.09 to $22.51     $   536,188         1.06%    0.25% to 1.50%       22.11% to 23.74%
                2002             36,207    $7.94 to $18.36         513,443         0.87     0.00% to 1.50%      -26.61% to -25.61%
                2001             40,344    $10.75 to $24.94        783,656         0.45     0.00% to 1.75%      -23.60% to -22.71%
                2000             42,211    $13.96 to $32.52      1,083,720            *           *                     *

     Janus Twenty
                2003                117     $4.79 to $4.81             563         0.63     0.95% to 1.10%       23.97% to 24.09%
                2002                 99     $3.86 to $3.88             383         0.63     0.95% to 1.10%      -24.85% to -24.74%
                2001                 97     $5.14 to $5.15             497           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Lord Abbet Growth and
      Income
                2003              4,951    $10.10 to $10.44         50,532         0.93     0.45% to 1.50%       28.99% to 30.39%
                2002              1,545     $7.83 to $7.93          12,172         1.05     0.55% to 1.50%      -19.17% to -18.81%
                2001                126     $9.70 to $9.72           1,226           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Lord Abbett Mid-Cap Value
      - Class VC
                2003              2,735    $10.19 to $12.77         28,509         0.67     0.45% to 1.50%       22.92% to 24.05%
                2002              1,213     $8.29 to $8.41          10,124         1.08     0.55% to 1.50%      -10.91% to -10.64%
                2001                 28     $9.34 to $9.35             265           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     MFS(R) Total Return
                2003              4,414    $13.12 to $13.19         58,033         1.66     1.00% to 1.10%       14.99% to 15.20%
                2002              3,443    $11.41 to $11.45         39,338         1.50     1.00% to 1.10%       -6.21% to -6.11%
                2001              1,743    $12.16 to $12.20         21,228         3.77     1.05% to 1.25%       -1.00% to -0.81%
                2000                395    $12.28 to $12.30          4,860            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     Oppenheimer Developing
      Markets
                2003                429         $14.57         $     6,248         4.56%       1.00%                  63.52%
                2002                145          $8.91               1,294         2.50        1.00%                  -2.58%
                2001                 24    $9.15 to $13.82             223           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Oppenheimer Aggressive
      Growth
                2003                  -           -                      4            -         1.25%                   -
                2002                  -           -                      3          ***         1.25%                  ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     Oppenheimer Global
      Securities
                2003             16,092    $10.51 to $16.20        251,043         0.55     0.25% to 1.50%       40.97% to 43.00%
                2002             10,640    $10.74 to $11.36        117,400         0.51     0.00% to 1.50%      -23.30% to -22.41%
                2001              6,078    $14.01 to $14.59         86,986        10.25     0.00% to 1.75%      -13.36% to -12.34%
                2000              3,052    $16.17 to $16.76         50,259            *           *                     *

     Oppenheimer Main
      Street(R)
                2003                  -           -                     32            -     1.25% to 1.50%              -
                2002                  -           -                     28          ***     1.25% to 1.50%             ***
                2001                ***          ***                   ***          ***          ***                   ***
                2000                ***          ***                   ***          ***          ***                   ***

     Oppenheimer Strategic
      Bond
                2003              2,470    $10.13 to $13.81         32,607         5.57     0.25% to 1.50%       16.27% to 17.73%
                2002              1,474    $11.06 to $11.73         16,662         6.58     0.00% to 1.50%        5.84% to 7.07%
                2001                924    $10.45 to $10.91          9,817         6.28     0.00% to 1.75%        3.28% to 4.48%
                2000                586    $10.12 to $10.79          6,010            *           *                     *

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     Pax World Balanced
                2003                378     $9.43 to $9.56     $     3,605         1.04%    0.85% to 1.25%       15.85% to 16.30%
                2002                195     $8.14 to $8.22           1,605         1.68     0.85% to 1.25%            -9.77%
                2001                254         $9.10                2,309           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

    Pioneer Equity Income
                2003              1,096    $9.61 to $12.14          10,691         2.39     0.45% to 1.50%       20.73% to 21.93%
                2002                472     $7.96 to $8.07           3,782         2.54     0.55% to 1.50%      -16.99% to -16.62%
                2001                  9     $9.60 to $9.62              88           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Pioneer Fund
                2003                165     $9.15 to $9.37           1,522         1.13     0.55% to 1.50%       21.84% to 23.13%
                2002                 57     $7.51 to $7.61             432         1.24     0.55% to 1.50%      -20.16% to -19.80%
                2001                  1     $9.41 to $9.43               9           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

     Pioneer Mid Cap Value
                2003                983    $10.27 to $13.46         11,735         0.16     0.55% to 1.50%       35.44% to 36.73%
                2002                245     $8.70 to $8.82           2,143         0.33     0.55% to 1.50%      -12.53% to -12.05%
                2001                  8     $9.95 to $9.97              81           **     0.00% to 1.75%              **
                2000                 **           **                    **           **           **                    **

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

                                                                             INVESTMENT
                                 UNITS      UNIT FAIR VALUE    NET ASSETS     INCOME       EXPENSE RATIO(B)       TOTAL RETURN(C)
             DIVISION           (000'S)   (LOWEST TO HIGHEST)    (000'S)      RATIO(A)    (LOWEST TO HIGHEST)   (LOWEST TO HIGHEST)
     -------------------------  -------  --------------------  -----------  -----------  --------------------  --------------------
     Templeton Foreign
                2003                  -           -            $         -         ****%     0.00% to 0.90%            ****
                2002               ****          ****                 ****         ****          ****                  ****
                2001               ****          ****                 ****         ****          ****                  ****
                2000               ****          ****                 ****         ****          ****                  ****

     *    Not provided for 2000
     ** As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented
     *** As this investment Division was not available until 2002, this data is not meaningful and therefore is not presented
     **** As this investment Division was not available until 2003, this data is not meaningful and therefore is not presented

     A The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
     B The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus the annual administrative charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
     C Total Return is calculated as the change in unit value for each Contract presented in Note 7. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY-OWNED SUBSIDIARY OF LION CONNECTICUT HOLDINGS INC.)

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                                 PAGE
                                                                                                                 ----
Report of Independent Auditors                                                                                    C-2

Consolidated Financial Statements:

    Consolidated Income Statements for the years ended December 31, 2003, 2002 and 2001                           C-3

    Consolidated Balance Sheets as of December 31, 2003 and 2002                                                  C-4

    Consolidated Statements of Changes in Shareholder's Equity for the years ended
         December 31, 2003, 2002 and 2001                                                                         C-5

    Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002
         and 2001                                                                                                 C-6

Notes to Consolidated Financial Statements                                                                        C-7

                         REPORT OF INDEPENDENT AUDITORS


The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company as of December 31, 2003 and 2002, and the related consolidated income statements, consolidated statements of changes in shareholder's equity, and consolidated statements of cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed its accounting principle for goodwill and other intangible assets effective January 1, 2002.

                                                           /s/ Ernst & Young LLP


Atlanta, Georgia
March 22, 2004

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                         CONSOLIDATED INCOME STATEMENTS
                                   (Millions)

                                                                                    YEARS ENDED DECEMBER 31,
                                                                    ----------------------------------------------------------
                                                                         2003                  2002                  2001
                                                                    --------------        --------------        --------------
Revenues:
   Premiums                                                         $         95.8        $         98.7        $        114.2
   Fee income                                                                384.3                 418.2                 553.4
   Net investment income                                                     919.1                 959.5                 888.4
   Net realized capital gains (losses)                                        64.5                (101.0)                (21.0)
                                                                    --------------        --------------        --------------
           Total revenue                                                   1,463.7               1,375.4               1,535.0
                                                                    --------------        --------------        --------------
Benefits, losses and expenses:
   Benefits:
      Interest credited and other benefits
        to policyholders                                                     757.6                 746.4                 729.6
   Underwriting, acquisition, and insurance expenses:
      General expenses                                                       421.2                 392.5                 559.9
      Commissions                                                            122.4                 124.0                 101.2
      Policy acquisition costs deferred                                     (159.7)               (155.1)               (216.9)
   Amortization:
      Deferred policy acquisition costs and value
           of business acquired                                              106.5                 181.5                 112.0
      Goodwill                                                                  --                    --                  61.9
                                                                    --------------        --------------        --------------
           Total benefits, losses and expenses                             1,248.0               1,289.3               1,347.7
                                                                    --------------        --------------        --------------

Income before income taxes and cumulative effect of
   change in accounting principle                                            215.7                  86.1                 187.3
Income tax expense                                                            61.1                  18.6                  87.4
                                                                    --------------        --------------        --------------
Income before cumulative effect of change
   in accounting principle                                                   154.6                  67.5                  99.9
Cumulative effect of change in accounting principle                             --              (2,412.1)                   --
                                                                    --------------        --------------        --------------

Net income (loss)                                                   $        154.6        $     (2,344.6)       $         99.9
                                                                    ==============        ==============        ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                           CONSOLIDATED BALANCE SHEETS
                          (Millions, except share data)

                                                                                                     AS OF DECEMBER 31,
                                                                                                  2003                  2002
                                                                                             --------------        --------------
                                      ASSETS:
Investments:
   Fixed maturities, available for sale, at fair value
     (amortized cost of $16,961.7 at 2003 and $15,041.2 at 2002)                             $     17,574.3        $     15,767.0
   Equity securities at fair value:
     Nonredeemable preferred stock (cost of $34.1 at 2003 and $34.2 at 2002)                           34.1                  34.2
     Investment in affiliated mutual funds (cost of $112.3 at 2003 and $203.9 at 2002)                121.7                 201.0
     Common stock (cost of $0.1 at 2003 and $0.2 at 2002)                                               0.1                   0.2
   Mortgage loans on real estate                                                                      754.5                 576.6
   Policy loans                                                                                       270.3                 296.3
   Short-term investments                                                                               1.0                   6.2
   Other investments                                                                                   52.6                  52.2
   Securities pledged to creditors (amortized cost of $117.7 at 2003 and
     $154.9 at 2002)                                                                                  120.2                 155.0
                                                                                             --------------        --------------
          Total investments                                                                        18,928.8              17,088.7
Cash and cash equivalents                                                                              57.8                  65.4
Short term investments under securities loan agreement                                                123.9                 164.3
Accrued investment income                                                                             169.6                 170.9
Reinsurance recoverable                                                                             2,953.2               2,986.5
Deferred policy acquisition costs                                                                     307.9                 229.8
Value of business acquired                                                                          1,415.4               1,438.4
Property, plant and equipment (net of accumulated depreciation of $79.8 at
   2003 and $56.0 at 2002)                                                                             31.7                  49.8
Other assets                                                                                          129.6                 145.8
Assets held in separate accounts                                                                   33,014.7              28,071.1
                                                                                             --------------        --------------
          Total assets                                                                       $     57,132.6        $     50,410.7
                                                                                             ==============        ==============

                       LIABILITIES AND SHAREHOLDER'S EQUITY
Policy liabilities and accruals:
   Future policy benefits and claims reserves                                                $      3,379.9        $      3,305.2
   Unpaid claims and claim expenses                                                                    25.4                  30.0
   Other policyholders' funds                                                                      15,871.3              14,756.0
                                                                                             --------------        --------------
     Total policy liabilities and accruals                                                         19,276.6              18,091.2
   Payable under securities loan agreement                                                            123.9                 164.3
   Current income taxes                                                                                85.6                  84.5
   Deferred income taxes                                                                              184.7                 163.1
   Other liabilities                                                                                1,801.2               1,573.7
   Liabilities related to separate accounts                                                        33,014.7              28,071.1
                                                                                             --------------        --------------
          Total liabilities                                                                        54,486.7              48,147.9
                                                                                             --------------        --------------
Shareholder's equity:
   Common stock (100,000 shares authorized; 55,000 shares issued and
     outstanding, $50.00 per share per value)                                                           2.8                   2.8
   Additional paid-in capital                                                                       4,646.5               4,416.5
   Accumulated other comprehensive income                                                             106.8                 108.3
   Retained deficit                                                                                (2,110.2)             (2,264.8)
                                                                                             --------------        --------------
          Total shareholder's equity                                                                2,645.9               2,262.8
                                                                                             --------------        --------------
             Total liabilities and shareholder's equity                                      $     57,132.6        $     50,410.7
                                                                                             ==============        ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (Millions)

                                                                                ACCUMULATED
                                                               ADDITIONAL          OTHER             RETAINED            TOTAL
                                             COMMON             PAID-IN        COMPREHENSIVE         EARNINGS         SHAREHOLDER'S
                                              STOCK             CAPITAL        INCOME (LOSS)         (DEFICIT)           EQUITY
                                           -----------        -----------      --------------       -----------       --------------
Balance at December 31, 2000               $       2.8        $   4,303.8        $      25.4        $      12.6        $   4,344.6
   Comprehensive income:
     Net income                                     --                 --                 --               99.9               99.9
     Other comprehensive
          income net of tax:
          Unrealized gain on
            securities ($32.5
            pretax)                                 --                 --               21.2                 --               21.2
                                           -----------        -----------        -----------        -----------        -----------
   Comprehensive income                                                                                                      121.1
   Return of capital                                --              (11.3)                --                 --              (11.3)
   Other changes                                    --               (0.1)                --                 --               (0.1)
                                           -----------        -----------        -----------        -----------        -----------
Balance at December 31, 2001                       2.8            4,292.4               46.6              112.5            4,454.3
   Comprehensive loss:
     Net loss                                       --                 --                 --           (2,344.6)          (2,344.6)
     Other comprehensive
          income net of tax:
          Unrealized gain on
            securities ($94.9
            pretax)                                 --                 --               61.7                 --               61.7
                                                                                                                       -----------
   Comprehensive loss                                                                                                     (2,282.9)
   Distribution of IA Holdco                        --              (27.4)                --              (32.7)             (60.1)
   Capital contributions                            --              164.3                 --                 --              164.3
   SERP--transfer                                   --              (15.1)                --                 --              (15.1)
   Other changes                                    --                2.3                 --                 --                2.3
                                           -----------        -----------        -----------        -----------        -----------
Balance at December 31, 2002                       2.8            4,416.5              108.3           (2,264.8)           2,262.8
   Comprehensive income:
     Net income                                     --                 --                 --              154.6              154.6
     Other comprehensive
          income net of tax:
          Unrealized loss on
            securities (($2.4)
            pretax)                                 --                 --               (1.5)                --               (1.5)
                                                                                                                       -----------
   Comprehensive income                                                                                                      153.1
   Capital contributions                            --              230.0                 --                 --              230.0
                                           -----------        -----------        -----------        -----------        -----------
Balance at December 31, 2003               $       2.8        $   4,646.5        $     106.8        $  (2,110.2)       $   2,645.9
                                           ===========        ===========        ===========        ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (Millions)

                                                                                                YEARS ENDED DECEMBER 31,
                                                                                   ------------------------------------------------
                                                                                       2003              2002              2001
                                                                                   ------------      ------------      ------------
Cash Flows from Operating Activities:
Net income (loss)                                                                  $      154.6      $   (2,344.6)     $       99.9
Adjustments to reconcile net income (loss) to net cash provided by (used for)
   operating activities:
   Net amortization (accretion) of (discounts) premiums on investments                    198.9             115.5              (1.2)
   Net realized capital (gains) losses                                                    (64.5)            101.0              21.0
   Amortization of deferred policy acquisition costs                                       15.5              12.2             112.0
   Amortization of value of business acquired                                              91.0             146.3                --
   Depreciation of property, plant and equipment                                           23.3              20.9               8.4
   (Increase) decrease in accrued investment income                                         1.3             (10.0)            (13.7)
   (Increase) decrease in receivables                                                      33.3             172.7             (95.6)
   (Increase) decrease in value of business acquired                                         --              (6.9)             13.9
   Amortization of goodwill                                                                  --                --              61.9
   Impairment of goodwill                                                                    --           2,412.1                --
   Policy acquisition costs deferred                                                     (159.7)           (120.7)           (233.3)
   Interest credited and other changes in insurance reserve liabilities                   705.9             953.7            (118.7)
   Change in current income taxes payable and other changes in assets
     and liabilities                                                                      233.1              51.9             (76.4)
   Provision for deferred income taxes                                                     22.1              23.6              89.5
                                                                                   ------------      ------------      ------------
Net cash provided by (used for) operating activities                                    1,254.8           1,527.7            (132.3)
                                                                                   ------------      ------------      ------------
Cash Flows from Investing Activities:
   Proceeds from the sale, maturity, or repayment of:
     Fixed maturities available for sale                                               29,977.9          26,315.3          15,338.5
     Equity securities                                                                    130.2              57.2               4.4
     Mortgages                                                                             16.3               2.0               5.2
     Short-term investments                                                                 5.2          11,796.7           7,087.3
   Acquisition of investments:
     Fixed maturities available for sale                                              (31,951.6)        (28,105.5)        (16,489.8)
     Equity securities                                                                    (34.8)            (81.8)            (50.0)
     Short-term investments                                                                  --         (11,771.3)         (6,991.1)
     Mortgages                                                                           (194.2)           (343.7)           (242.0)
   Increase in policy loans                                                                26.0              32.7              10.3
   Purchase of property and equipment                                                      (5.2)             (5.8)              7.4
   Change in other investments                                                            (13.3)            (47.8)             (4.7)
                                                                                   ------------      ------------      ------------
Net cash used for investing activities                                                 (2,043.5)         (2,152.0)         (1,324.5)
                                                                                   ------------      ------------      ------------
Cash Flows from Financing Activities:
   Deposits and interest credited for investment contracts                              2,040.5           1,332.5           1,941.5
   Maturities and withdrawals from insurance contracts                                 (1,745.5)           (741.4)         (1,082.7)
   Transfers to/from separate accounts                                                    256.1              16.6            (105.0)
   Capital contributions                                                                  230.0                --                --
   Return of capital                                                                         --                --             (11.3)
                                                                                   ------------      ------------      ------------
Net cash provided by financing activities                                                 781.1             607.7             742.5
                                                                                   ------------      ------------      ------------
Net decrease in cash and cash equivalents                                                  (7.6)            (16.6)           (714.3)
Cash and cash equivalents, beginning of period                                             65.4              82.0             796.3
                                                                                   ------------      ------------      ------------
Cash and cash equivalents, end of period                                           $       57.8      $       65.4      $       82.0
                                                                                   ============      ============      ============
Supplemental cash flow information:
Income taxes (received) paid, net                                                  $       29.8      $        6.7      $      (12.3)
                                                                                   ============      ============      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     PRINCIPLES OF CONSOLIDATION

     ING Life Insurance and Annuity Company ("ILIAC"), and its wholly-owned subsidiaries (collectively, the "Company") are providers of financial products and services in the United States. These consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), ING Financial Advisers, LLC ("IFA") and, through February 28, 2002, ING Investment Adviser Holding, Inc. ("IA Holdco"). Until March 30, 2003, ILIAC was a wholly-owned subsidiary of ING Retirement Holdings, Inc. ("HOLDCO"), which was a wholly-owned subsidiary of ING Retirement Services, Inc. ("IRSI"). Until March 30, 2003, IRSI was a wholly-owned subsidiary of Lion Connecticut Holding, Inc. ("Lion"), which in turn was ultimately owned by ING Groep N.V. ("ING"), a financial services company based in The Netherlands. On March 30, 2003, a series of mergers occurred in the following order: IRSI merged into Lion, HOLDCO merged into Lion and IA Holdco merged into Lion. As a result, ILIAC is now a direct wholly-owned subsidiary of Lion.

     HOLDCO contributed IFA to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999. On February 28, 2002, ILIAC distributed 100% of the stock of IA Holdco to HOLDCO in the form of a $60.1 million dividend distribution. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus"). Accordingly, fees earned by Aeltus were not included in Company results subsequent to the dividend date. As a result of this transaction, the Investment Management Services is no longer reflected as an operating segment of the Company.

     On December 13, 2000, ING America Insurance Holdings, Inc. ("ING AIH"), an indirect wholly-owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and Aetna International businesses, for approximately $7,700.0 million. The purchase price was comprised of approximately $5,000.0 million in cash and the assumption of $2,700.0 million of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion.

     In the fourth quarter of 2001, ING announced its decision to pursue a move to a fully integrated U.S. structure that would separate manufacturing from distribution in its retail and worksite operations to support a more customer-focused business strategy. As a result of the integration, the Company's Worksite Products and Individual Products operating segments were realigned into one reporting segment, U.S. Financial Services ("USFS").

     USFS offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403 and 457, as well as nonqualified deferred compensation plans.

     Annuity contracts may be deferred or immediate (payout annuities). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, USFS offers wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. USFS also offers investment advisory services and pension plan administrative services.


     Investment Management Services, through February 28, 2002, provided: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.); distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

     DESCRIPTION OF BUSINESS

     The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, as well as nonqualified deferred compensation plans. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government, educations (collectively "not-for-profit" organizations) and corporate markets. The Company's products generally are sold through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents and financial planners.

     RECENTLY ADOPTED ACCOUNTING STANDARDS

     ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

     During 2002, the Company adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("FAS No. 142"). The adoption of this standard resulted in an impairment loss of $2,412.1 million. The Company, in accordance with FAS No. 142, recorded the impairment loss retroactive to the first quarter of 2002; prior quarters of 2002 were restated accordingly. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge was shown as a change in accounting principle on the December 31, 2002 Consolidated Income Statement.

     Application of the nonamortization provision (net of tax) of the standard resulted in an increase in net income of $61.9 million for the twelve months ended December 31, 2001. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net income would have been as follows:

                                                                 YEAR ENDED
                                                                DECEMBER 31,
     (MILLIONS)                                                     2001
     -----------------------------------------------------------------------
     Reported net income after tax                              $       99.9
     Add back goodwill amortization, net of tax                         61.9
     -----------------------------------------------------------------------
     Adjusted net income after tax                              $      161.8
     =======================================================================

     ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     In June 1998, the FASB issued FAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, as amended and interpreted by FAS No. 137, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES--Deferral of the Effective Date of FASB Statement 133,
     FAS No.138, ACCOUNTING FOR CERTAIN DERIVATIVE INSTRUMENTS AND CERTAIN HEDGING ACTIVITIES--an Amendment of FAS No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001.

     Adoption of FAS No.133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative holdings and embedded derivative holdings.

     The Company utilizes, interest rate swaps, caps and floors, foreign exchange swaps and warrants in order to manage interest rate and price risk (collectively, market risk). These financial exposures are monitored and managed by the Company as an integral part of the overall risk management program. Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions. Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the consolidated statements of income as part of realized capital gains and losses.

     Warrants are carried at fair value and are recorded as either derivative instruments or FAS No. 115 available for sale securities. Warrants that are considered derivatives are carried at fair value if they are readily convertible to cash. The values of these warrants can fluctuate given that the companies that underlie the warrants are non-public companies. At December 31, 2003 and 2002, the estimated value of these warrants, including the value of their effectiveness, in managing market risk, was immaterial. These warrants will be revalued each quarter and the change in the value of the warrants will be included in the consolidated statements of income.

     The Company, at times, may own warrants on common stock which are not readily convertible to cash as they contain certain conditions which preclude their convertibility and therefore, will not be included in assets or liabilities as derivatives. If conditions are satisfied and the underlying stocks become marketable, the warrants would be reclassified as derivatives and recorded at fair value as an adjustment through current period results of operations.

     The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

     The Derivative Implementation Group ("DIG") responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES recently issued Statement Implementation Issue No. B36, EMBEDDED DERIVATIVES:
     MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDIT WORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain embedded derivatives that are required to be bifurcated. The required date of adoption of DIG B36 for the Company was October 1, 2003. The Company completed its evaluation of DIG B36 and determined that the Company had modified coinsurance treaties that require implementation of the guidance. The applicable contracts, however, were determined to generate embedded derivatives with a fair value of zero. Therefore, the guidance, while implemented, did not impact the Company's financial position, results of operations or cash flows.

     GUARANTEES

     In November 2002, the FASB issued Interpretation No. 45 ("FIN 45"), GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS, to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees. FIN 45 requires entities to disclose additional information of certain guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2003. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2003. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

     VARIABLE INTEREST ENTITIES

     In January 2003, the FASB issued FASB Interpretation 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES, AN INTERPRETATION OF ARB NO.51 ("FIN 46"). In December 2003, the FASB modified FIN 46 to make certain technical revisions and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities ("VIE") and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

     In general, a VIE is a corporation, partnership, limited- liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

     FIN 46 requires a VIE to be consolidated if a party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE's activities, is entitled to receive a majority of the VIE's residual returns (if no party absorbs a majority of the VIE's losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46 also requires disclosures about VIEs that the variable interest holder is required to consolidate and additions for those VIEs it is not required to consolidate but in which it has a significant variable interest.

     At December 31, 2003, the Company held the following investments that, for purposes of FIN 46, were evaluated and determined to not require consolidation in the Company's financial statements:

                   ASSET TYPE                                    PURPOSE           BOOK VALUE (1)  MARKET VALUE
     ----------------------------------------------------------------------------------------------------------
     Private Corporate Securities--synthetic
     leases; project financings; credit tenant leases      Investment Holdings     $      1,600.1  $    1,697.6
     Foreign Securities--US VIE subsidiaries of
     foreign companies                                     Investment Holdings              583.1         615.2
     Commercial Mortgage Obligations
     (CMO)                                                 Investment Holdings            6,038.8       6,109.4
     Collateralized Debt Obligations (CDO)             Investment Holdings and/or
                                                           Collateral Manager                20.9          12.3
     Asset-Backed Securities (ABS)                         Investment Holdings              949.6         975.8
     Commercial Mortgage Backed
     Securities (CMBS)                                     Investment Holdings            1,278.5       1,380.2

     (1) Represents maximum exposure to loss except for those structures for which the Company also receives asset management fees

     NEW ACCOUNTING PRONOUNCEMENTS

     In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS, which the Company intends to adopt on January 1, 2004. The impact on the financial statements is not known at this time.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     RECLASSIFICATIONS

     Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

     INVESTMENTS

     All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

     The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. Management considers the length of time and the extent to which the fair value has been less than amortized cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

     In addition, the Company invests in structured securities that meet the criteria of Emerging Issues Task Force ("EITF") Issue No. 99-20 RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED BENEFICIAL INTERESTS IN SECURITIZED FINANCIAL ASSETS. Under Issue No. EITF 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the last remeasurement date.

     When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

     Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are included in other policyholders' funds on the Consolidated

     Balance Sheets. Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

     Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

     Fair values for fixed maturities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

     In September 2000, the FASB issued FAS No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES. In accordance with this new standard, general account securities on loan are reflected on the Consolidated Balance Sheet as "Securities pledged to creditors". Total securities pledged to creditors at December 31, 2003 and 2002 consisted entirely of fixed maturities.

     The investment in affiliated mutual funds represents an investment in mutual funds managed by the Company and its affiliates, and is carried at fair value.

     Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

     Policy loans are carried at unpaid principal balances, net of impairment reserves.

     Short-term investments, consisting primarily of money market instruments and other fixed maturities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

     Reverse dollar repurchase agreement and reverse repurchase agreement transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

     The Company's use of derivatives is limited to economic hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

     On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in the fair value of these options are recorded in net realized capital gains or losses.

     DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of Business Acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

     The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES ("FAS No. 60") and FAS No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS ("FAS No. 97").

     Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

     Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense fees, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

     DAC and VOBA are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

     Activity for the years-ended December 31, 2003, 2002 and 2001 within VOBA were as follows:

     (MILLIONS)
     ----------------------------------------------------------------------
     Balance at December 31, 2000                              $    1,780.9
     Adjustment of allocation purchase price                         (165.3)
     Additions                                                         90.0
     Interest accrued at 7%                                           110.0
     Amortization                                                    (213.8)
                                                                    --------
     Balance at December 31, 2001                                   1,601.8
     Adjustment for unrealized loss                                   (21.9)
     Additions                                                         25.0
     Interest accrued at 7%                                            86.8
     Amortization                                                    (253.3)
                                                                    --------
     Balance at December 31, 2002                                   1,438.4
     Adjustment for unrealized gain                                     6.2
     Additions                                                         59.1
     Interest accrued at 7%                                            92.2
     Amortization                                                    (180.5)
     ----------------------------------------------------------------------
     Balance at December 31, 2003                              $    1,415.4
     ======================================================================

     The estimated amount of VOBA to be amortized, net of interest, over the next five years is $112.3 million, $106.4 million, $99.9 million, $94.7 million and $90.7 million for the years 2004, 2005, 2006, 2007 and 2008, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

     As part of the regular analysis of DAC/VOBA, at the end of third quarter of 2002, the Company unlocked its long-term rate of return assumptions. The Company reset long-term assumptions for the separate account returns to 9.0% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2002, reflecting a blended return of equity and other sub-accounts. The initial unlocking adjustment in 2002 was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. During 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $45.6 million before tax, or $29.7 million, net of $15.9 million of federal income tax benefit.

     The Company has remained unlocked during 2003, and reset long-term assumptions for the separate account returns from 9.0% to 8.5% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2003, maintaining a blended return of equity and other sub-accounts. The 2003 unlocking adjustment from the previous year was primarily driven by improved market performance. For the year ended December 31, 2003, the Company recorded a deceleration of DAC/VOBA amortization totaling $3.7 million before tax, or $2.4 million, net of $1.3 million of federal income tax expense

     POLICY LIABILITIES AND ACCRUALS

     Future policy benefits and claims reserves include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

     Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

     Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date (see Note
     11).

     Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.0% to 10.1% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

     Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

     REVENUE RECOGNITION

     For certain annuity contracts, fee income for the cost of insurance, expenses, and other fees assessed against policyholders are recorded as revenue in the fee income line on the Consolidated Income Statements. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue but are included in the other policyholders' funds line on the Consolidated Balance Sheets. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statements.

     SEPARATE ACCOUNTS

     Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

     Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the policyholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

     Separate Account assets are carried at fair value. At December 31, 2003 and 2002, unrealized gains of $36.2 million and of $29.7 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

     Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 2.4% to 7.3% in 2003 and 3.0% to 10.0% in 2002.

     Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     REINSURANCE

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets. Of the reinsurance recoverable on the Balance Sheets, $3.0 billion at both December 31, 2003 and 2002 is related to the reinsurance recoverable from Lincoln National Corporation ("Lincoln") arising from the sale of the Company's domestic life insurance business.

     INCOME TAXES

     The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

     Deferred corporate tax is stated at the face value and is calculated for temporary valuation differences between carrying amounts of assets and liabilities in the balance sheet and tax bases based on tax rates that are expected to apply in the period when the assets are realized or the liabilities are settled.

     Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which the deductible temporary differences can be utilized. A deferred tax asset is recognized for the carryforward of unused tax losses to the extent that it is probable that future taxable profits will be available for compensation.

2.   INVESTMENTS

     Fixed maturities available for sale as of December 31 were as follows:

                                                                            GROSS          GROSS
                                                            AMORTIZED     UNREALIZED     UNREALIZED       FAIR
     2003 (MILLIONS)                                          COST          GAINS          LOSSES         VALUE
     --------------------------------------------------------------------------------------------------------------
     U.S. government and government agencies
       and authorities                                    $      350.0   $        1.7   $        0.3   $      351.4

     States, municipalities and political
       subdivisions                                                2.1            0.1             --            2.2

     U.S. corporate securities:
          Public utilities                                       970.7           48.9           11.4        1,008.2
          Other corporate securities                           6,846.6          432.9           32.4        7,247.1
     --------------------------------------------------------------------------------------------------------------
       Total U.S. corporate securities                         7,817.3          481.8           43.8        8,255.3
     --------------------------------------------------------------------------------------------------------------

     Foreign securities:
          Government                                             605.2           33.7            2.8          636.1
          Other                                                1,364.7           74.5           11.0        1,428.2
     --------------------------------------------------------------------------------------------------------------
       Total foreign securities                                1,969.9          108.2           13.8        2,064.3
     --------------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                                5,903.7           91.8           35.1        5,960.4

     Other assets-backed securities                            1,036.4           34.0            9.5        1,060.9
     --------------------------------------------------------------------------------------------------------------

     Total fixed maturities, including fixed
       maturities pledged to creditors                        17,079.4          717.6          102.5       17,694.5

     Less: fixed maturities pledged to creditors                 117.7            2.7            0.2          120.2
     --------------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $   16,961.7   $      714.9   $      102.3   $   17,574.3
     ==============================================================================================================

                                                                            GROSS          GROSS
                                                            AMORTIZED     UNREALIZED     UNREALIZED       FAIR
     2002 (MILLIONS)                                          COST          GAINS          LOSSES         VALUE
     --------------------------------------------------------------------------------------------------------------
     U.S. government and government
       agencies and authorities                           $       74.2   $        2.9   $         --   $       77.1

     States, municipalities and political
       subdivisions                                                0.4             --             --            0.4

     U.S. corporate securities:
          Public utilities                                       623.9           28.1            6.4          645.6
          Other corporate securities                           6,845.8          482.4           30.8        7,297.4
     --------------------------------------------------------------------------------------------------------------
       Total U.S. corporate securities                         7,469.7          510.5           37.2        7,943.0
     --------------------------------------------------------------------------------------------------------------

     Foreign securities:
          Government                                             350.4           20.7            6.5          364.6
          Other                                                1,044.8           69.5            3.6        1,110.8
     --------------------------------------------------------------------------------------------------------------
       Total foreign securities                                1,395.2           90.2           10.1        1,475.8
     --------------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                                5,374.2          167.1           34.0        5,507.3

     Other assets-backed securities                              882.4           47.0           10.5          918.9
     --------------------------------------------------------------------------------------------------------------

     Total fixed maturities, including
       fixed maturities pledged to creditors                  15,196.1          817.7           91.8       15,922.0

     Less: fixed maturities pledged to creditors                 154.9            0.1             --          155.0
     --------------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $   15,041.2   $      817.6   $       91.8   $   15,767.0
     ==============================================================================================================

     At December 31, 2003 and 2002, net unrealized appreciation of $615.1 million and $725.9 million, respectively, on available-for-sale fixed maturities including fixed maturities pledged to creditors included $491.5 million and $563.1 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in other policyholders' funds.

     The aggregate unrealized losses and related fair values of investments with unrealized losses as of December 31, 2003, are shown below by duration:

                                                      UNREALIZED       FAIR
     (MILLIONS)                                          LOSS          VALUE
     ---------------------------------------------------------------------------
     Duration category:
       Less than six months below cost               $       27.1   $    2,774.3
       More than six months and less than
         twelve months below cost                            65.5        1,772.1
       More than twelve months below cost                     9.9           82.5
     ---------------------------------------------------------------------------
       Fixed maturities, including fixed
         maturities pledged to creditors             $      102.5   $    4,628.9
     ===========================================================================

     Of the losses more than 6 months and less than 12 months in duration of $65.5 million, there were $20.4 million in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $45.1 million as of December 31, 2003 included the following items:

     - $21.5 million of unrealized losses related to securities reviewed for impairment under the guidance proscribed by EITF 99-20. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $594.2 million.
     - $15.0 million of unrealized losses relating to the energy/utility industry, for which the carrying amount was $202.8 million. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. The Company's year-end analysis indicates that we can expect the debt to be serviced in accordance with the contractual terms.
     - $5.3 million of unrealized losses relating to non-domestic issues, with no unrealized loss exposure per country in excess of $3.0 million for which the carrying amount was $111.4 million. The Company's credit exposures are well diversified in these markets including banking and beverage companies.
     - $3.2 million of unrealized losses relating to the telecommunications/ cable/media industry, for which the carrying amount was $83.5 million. During 2003, the sector recovered somewhat due to a gradually improving economy and reduced investor concern with management decisions even though it remains challenged by over capacity. The Company's exposure is primarily focused in the largest and most financially secure companies in the sector.

     An analysis of the losses more than 12 months in duration of $9.9 million follows. There were $0.6 million in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $9.3 million as of December 31, 2003 included the following significant items:

     - $8.7 million of unrealized losses related to securities reviewed for impairment under the guidance proscribed by EITF 99-20. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $47.2 million.

     - The remaining unrealized losses totaling $0.6 million relate to a carrying amount of $9.0 million.

     The amortized cost and fair value of total fixed maturities for the year ended December 31, 2003 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                                                      AMORTIZED         FAIR
     (MILLIONS)                                                         COST            VALUE
     --------------------------------------------------------------------------------------------
     Due to mature:
       One year or less                                             $       370.7   $       379.9
       After one year through five years                                  3,073.7         3,204.9
       After five years through ten years                                 3,385.5         3,533.7
       After ten years                                                    2,031.0         2,174.6
       Mortgage-backed securities                                         7,225.1         7,389.9
       Other asset-backed securities                                        993.4         1,011.5
       Less: fixed maturities securities pledged to creditors               117.7           120.2
     --------------------------------------------------------------------------------------------
       Fixed maturities                                             $    16,961.7   $    17,574.3
     ============================================================================================

     At December 31, 2003 and 2002, fixed maturities with carrying values of $11.2 million and $10.5 million, respectively, were on deposit as required by regulatory authorities.

     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2003 or 2002.

     The Company has various categories of CMOs that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2003 and 2002, approximately 2.8% and 5.5%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

     Investments in equity securities as of December 31 were as follows:

     (MILLIONS)                                        2003             2002
     --------------------------------------------------------------------------
     Amortized cost                                  $    146.5      $    238.3
     Gross unrealized gains                                 9.4              --
     Gross unrealized losses                                 --             2.9
     --------------------------------------------------------------------------
     Fair value                                      $    155.9      $    235.4
     ==========================================================================

     Beginning in April 2001, the Company entered into reverse dollar repurchase agreement ("dollar rolls") and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported as borrowed money in "Other Liabilities" on the Consolidated Balance Sheets. The repurchase obligation totaled $1.5 billion and $1.3 billion at December 31, 2003 and 2002, respectively. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.
     The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2003. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

     IMPAIRMENTS

     During 2003, the Company determined that eighty-seven fixed maturities had other than temporary impairments. As a result, at December 31, 2003, the Company recognized a pre-tax loss of $94.4 million to reduce the carrying value of the fixed maturities to their combined fair value of $123.1 million. During 2002, the Company determined that fifty-six fixed maturities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $106.4 million to reduce the carrying value of the fixed maturities to their combined fair value of $124.7 million. During 2001, the Company determined that fourteen fixed maturities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $51.8 million to reduce the carrying value of the fixed maturities to their fair value of $10.5 million.

3.   FINANCIAL INSTRUMENTS

     ESTIMATED FAIR VALUE

     The following disclosures are made in accordance with the requirements of FAS No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS.
     FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

     FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

     FIXED MATURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

     EQUITY SECURITIES: Fair values of these securities are based upon quoted market value.

     MORTGAGE LOANS ON REAL ESTATE: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     CASH AND CASH EQUIVALENTS, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amounts for these assets approximate the assets' fair values.

     OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS: The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

     INVESTMENT CONTRACT LIABILITIES (INCLUDED IN OTHER POLICYHOLDERS' FUNDS):

     WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

     WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the policyholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2003 and 2002 were as follows:

                                                                        2003                          2002
                                                            ---------------------------   ---------------------------
                                                              CARRYING        FAIR          CARRYING        FAIR
     (MILLIONS)                                                VALUE          VALUE          VALUE          VALUE
     ----------------------------------------------------------------------------------------------------------------
     Assets:
       Fixed maturity securities                            $   17,574.3   $   17,574.3   $   15,767.0   $   15,767.0
       Equity securities                                           155.9          155.9          235.4          235.4
       Mortgage loans                                              754.5          798.5          576.6          632.6
       Policy loans                                                270.3          270.3          296.3          296.3
       Short term investments                                        1.0            1.0            6.2            6.2
       Cash and cash equivalents                                    57.8           57.8           65.4           65.4
     Liabilities:
       Investment contract liabilities:
         With a fixed maturity                                   1,056.4        1,067.8        1,129.8        1,122.8
         Without a fixed maturity                               12,152.5       12,116.4       10,783.6       10,733.8
     ----------------------------------------------------------------------------------------------------------------

     Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

     DERIVATIVE FINANCIAL INSTRUMENTS

     INTEREST RATE FLOORS

     Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2003 or 2002.

     INTEREST RATE CAPS

     Interest rate caps are used to manage the interest rate risk in the Company's bond portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an increasing interest rate environment. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2003 were $739.6 million, $8.2 million and $8.2 million, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2002 were $256.4 million, $0.7 million and $0.7 million, respectively.

     INTEREST RATE SWAPS

     Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio and well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2003 were $950.0 million, $(14.4) million and $(14.4) million, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2002 were $400.0 million, $(6.8) million and $(6.8) million, respectively.

     FOREIGN EXCHANGE SWAPS

     Foreign exchange swaps are used to reduce the risk of a change in the value, yield or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2003 were $78.1 million, $(12.8) million and $(12.8) million, respectively. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2002 were $49.4 million, $(0.5) million and $(0.5) million, respectively.

     EMBEDDED DERIVATIVES

     The Company also had investments in certain fixed maturity instruments that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The estimated fair value of the embedded derivatives within such securities as of December 31, 2003 and 2002 was $(3.7) million and $(1.4) million, respectively.

4.   NET INVESTMENT INCOME

     Sources of net investment income were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Fixed maturities                                     $      946.2   $      964.1   $      887.2
     Nonredeemable preferred stock                                 9.9            3.9            1.5
     Investment in affiliated mutual funds                          --             --            7.2
     Mortgage loans                                               42.7           23.3            5.9
     Policy loans                                                  9.0            8.7            8.9
     Cash equivalents                                              1.7            1.7           18.2
     Other                                                        (1.0)          23.4           15.9
     -----------------------------------------------------------------------------------------------
     Gross investment income                                   1,008.5        1,025.1          944.8
     Less: investment expenses                                    89.4           65.6           56.4
     -----------------------------------------------------------------------------------------------
     Net investment income                                $      919.1   $      959.5   $      888.4
     ===============================================================================================

     Net investment income includes amounts allocable to experience rated contractholders of $783.3 million, $766.9 million and $704.2 million for the years-ended December 31, 2003, 2002 and 2001, respectively. Interest credited to contractholders is included in future policy benefits and claims reserves.

5.   DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

     In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to its parent for a two year period from the date of sale without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction expired on December 13, 2002. The Company did not pay dividends to its parent in 2003, 2002 or 2001.

     The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States of America. Statutory net income (loss) was $67.5 million, $148.8 million, and $(92.3) million for the years ended December 31, 2003, 2002 and 2001, respectively. Statutory capital and surplus was $1,230.7 million and $1,006.0 million as of December 31, 2003 and 2002, respectively.

     As of December 31, 2003, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

6.   CAPITAL GAINS AND LOSSES

     Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital gains (losses) on investments were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Fixed maturities                                     $       63.9   $      (97.5)  $      (20.6)
     Equity securities                                             0.6           (3.5)          (0.4)
     -----------------------------------------------------------------------------------------------
     Pretax realized capital gains (losses)               $       64.5   $     (101.0)  $      (21.0)
     ===============================================================================================
     After-tax realized capital gains (losses)            $       41.9   $      (58.3)  $      (13.7)
     ===============================================================================================

     Net realized capital gains of $43.9 million, $63.6 million and $117.0 million for the years ended December 31, 2003, 2002 and 2001, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Other policyholders' funds on the Consolidated Balance Sheets. Net unamortized gains allocable to experienced-rated contractholders were $213.7 million, $199.3 million and $172.7 million at December 31, 2003, 2002 and 2001, respectively.

     Proceeds from the sale of total fixed maturities and the related gross gains and losses (excluding those related to experience-related contractholders) were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Proceeds on sales                                    $   12,812.5   $   13,265.2   $   15,338.5
     Gross gains                                                 291.9          276.7           57.0
     Gross losses                                                228.0          374.2           77.6
     -----------------------------------------------------------------------------------------------

     Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated contractholders) were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Fixed maturities                                     $      (54.3)  $      104.8   $       24.0
     Equity securities                                            17.9           (1.6)           2.0
     Other investments                                            34.0           (8.3)           6.5
     -----------------------------------------------------------------------------------------------
          Subtotal                                                (2.4)          94.9           32.5
     Increase in deferred income taxes                            (0.9)          33.2           11.3
     -----------------------------------------------------------------------------------------------
     Net changes in accumulated other
       comprehensive income (loss)                        $       (1.5)  $       61.7   $       21.2
     ===============================================================================================

     Net unrealized capital gains allocable to experience-rated contracts of $491.5 million and $563.1 million at December 31, 2003 and 2002, respectively, are reflected on the Consolidated Balance Sheets in Other policyholders' funds and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive income, which is net of amounts allocable to experience-rated contractholders:

                                                             AS OF          AS OF          AS OF
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Net unrealized capital gains (losses):
       Fixed maturities                                   $      108.5   $      162.8   $       58.0
       Equity securities                                          14.4           (3.5)          (1.9)
       Other investments                                          41.3            7.3           15.6
     -----------------------------------------------------------------------------------------------
                                                                 164.2          166.6           71.7
     -----------------------------------------------------------------------------------------------
     Less: deferred income taxes                                  57.4           58.3           25.1
     -----------------------------------------------------------------------------------------------
     Net accumulated other comprehensive income           $      106.8   $      108.3   $       46.6
     ===============================================================================================

     Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Unrealized holding gains (losses) arising
       during the year (1)                                $      (48.1)  $      127.4   $        8.3
     Less: reclassification adjustment for gains(losses)
       and other items included in net income (2)                (46.6)          65.7          (12.9)
     -----------------------------------------------------------------------------------------------
     Net unrealized gains (losses) on securities          $       (1.5)  $       61.7   $       21.2
     ===============================================================================================

     (1) Pretax unrealized holding gains (losses) arising during the year were $(74.0) million, $196.0 million and $12.7 million for the years ended December 31, 2003, 2002 and 2001, respectively.
     (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $(71.6) million, $101.1 million and $(19.8) million for the years ended December 31, 2003, 2002 and 2001, respectively.

7.   SEVERANCE

     In December 2001, ING announced its intentions to further integrate and streamline the U.S.-based operations of ING Americas (a business division of ING which includes the Company) in order to build a more customer-focused organization. During the first quarter of 2003, the Company performed a detailed analysis of its severance accrual. As part of this analysis, the Company corrected the initial planned number of people to eliminate from 580 to 515 (corrected from the 2002 Annual Report on Form 10-K) and extended the date of expected substantial completion for severance actions to June 30, 2003.

     Activity for the year ended December 31, 2003 within the severance liability and positions eliminated related to such actions were as follows:

                                                          SEVERANCE
     (MILLIONS)                                           LIABILITY     POSITIONS
     ----------------------------------------------------------------------------
     Balance at December 31, 2002                        $       9.2           75
     Actions taken                                               7.3           72
     ----------------------------------------------------------------------------
     Balance at December 31, 2003                        $       1.9            3
     ============================================================================

8.   INCOME TAXES

     The Company files a consolidated federal income tax return with its subsidiary, IICA. The Company has a tax allocation agreement with IICA whereby the Company charges its subsidiary for taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory tax rate.

     Income taxes consist of the following:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Current taxes (benefits):
       Federal                                            $      (13.7)  $       28.9   $        3.2
       State                                                       1.1            1.8            2.2
       Net realized capital gains                                 51.6           11.5           16.1
     -----------------------------------------------------------------------------------------------
         Total current taxes                                      39.0           42.2           21.5
     -----------------------------------------------------------------------------------------------
     Deferred taxes (benefits):
       Federal                                                    51.1           30.6           89.3
       Net realized capital losses                               (29.0)         (54.2)         (23.4)
     -----------------------------------------------------------------------------------------------
         Total deferred taxes (benefits)                          22.1          (23.6)          65.9
     -----------------------------------------------------------------------------------------------
         Total income tax expense                         $       61.1   $       18.6   $       87.4
     ===============================================================================================

     Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                               2003           2002           2001
     -----------------------------------------------------------------------------------------------
     Income before income taxes and cumulative
       effect of change in accounting principle           $      215.7   $       86.1   $      187.3
     Tax rate                                                       35%            35%            35%
     -----------------------------------------------------------------------------------------------
     Application of the tax rate                                  75.5           30.1           65.6
     Tax effect of:
       State income tax, net of federal benefit                    0.7            1.2            1.4
       Excludable dividends                                      (14.0)          (5.3)          (1.8)
       Goodwill amortization                                        --             --           21.6
       Transfer of mutual fund shares                               --           (6.7)            --
       Other, net                                                 (1.1)          (0.7)           0.6
     -----------------------------------------------------------------------------------------------
         Income taxes                                     $       61.1   $       18.6   $       87.4
     ===============================================================================================

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

     (MILLIONS)                                                              2003          2002
     -----------------------------------------------------------------------------------------------
     Deferred tax assets:
       Insurance reserves                                                $      263.7   $      234.5
       Unrealized gains allocable to experience rated contracts                 172.0          197.1
       Investments                                                               69.7          113.4
       Postretirement benefits                                                   30.2           29.5
       Deferred compensation                                                     56.0           58.6
       Other                                                                     19.7           19.5
     -----------------------------------------------------------------------------------------------
     Total gross assets                                                         611.3          652.6
     -----------------------------------------------------------------------------------------------

     Deferred tax liabilities:
       Value of business acquired                                               495.4          509.7
       Market discount                                                             --            4.1
       Net unrealized capital gains                                             236.4          263.8
       Depreciation                                                               0.2            3.8
       Deferred policy acquisition costs                                         59.2           29.2
       Other                                                                      4.8            5.1
     -----------------------------------------------------------------------------------------------
     Total gross liabilities                                                    796.0          815.7
     -----------------------------------------------------------------------------------------------
     Net deferred tax liability                                          $      184.7   $      163.1
     ===============================================================================================

     Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

     The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2003. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

     The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

9.   BENEFIT PLANS

     DEFINED BENEFIT PLAN

     ING North America Insurance Corporation ("ING North America") sponsors the ING Americas Retirement Plan (the "Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

     The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees' participation in the Retirement Plan were $15.1 million for 2003 and $6.4 million for 2002, respectively.

     DEFINED CONTRIBUTION PLANS

     ING North America sponsors the ING Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees, including but not limited to Career Agents (as defined below)) are eligible to participate, including the Company's employees other than Company agents. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan ("ESOP") component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges of operations of the Company for the Savings Plan were $7.1 million in 2003 and 2002.

     The Company sponsors the ING 401(k) Plan for ILIAC Agents (formerly the ING 401(k) Plan for ALIAC Agents, and originally named the Agents of Aetna Life Insurance and Annuity Company Incentive Savings Plan) (the "Agents 401(k) Plan"), which is a tax-qualified profit sharing plan. The Agents 401(k) Plan covers Career Agents (defined below) who meet certain requirements. Benefits under the Agents 401(k) Plan are not guaranteed by the PBGC. The Agents 401(k) Plan allows eligible participants to defer into the Agents 401(k) Plan a specified percentage of eligible earnings on a pre-tax basis. The Company matches such pre-tax contribution, at the rate of 50%, up to a maximum of 6% of eligible earnings. Effective January 1, 2002, all matching contributions are subject to a 4-year vesting schedule, except Career Agents who were credited with vesting service earned prior to January 1, 2002, are subject to a 3-year vesting schedule. All contributions made to the Agents 401(k) Plan are subject to certain limits imposed by applicable law. Pre-tax charges of operations of the Company for the Agents 401(k) Plan were $1.0 million in 2003 and $1.0 in 2002, respectively.

     NON-QUALIFIED RETIREMENT PLANS

     As of December 31, 2001, the Company, in conjunction with ING, offers certain eligible employees (excluding, among others, Career Agents (as defined below)) the Supplemental ING Retirement Plan for Aetna Financial Services and Aetna International Employees ("SERP"). The SERP is a non-qualified defined benefit pension plan, which means all benefits are payable from the general assets of the Company and ING. SERP benefits are not guaranteed by the PBGC. Benefit accruals under the SERP ceased effective as of December 31, 2001. Benefits under the SERP are determined based on an eligible employees years of service and such employee's average annual compensation for the highest five years during the last ten years of employment.

     Effective January 1, 2002, the Company, in conjunction with ING, offers certain employees (other than Career Agents) supplemental retirement benefits under the ING Americas Supplemental Executive Retirement Plan (the "Americas Supplemental Plan"). The Americas Supplemental Plan is a non-qualified defined benefit pension plan, which means all benefits are payable from the general assets of the Company and ING. Americas Supplemental Plan benefits are not guaranteed by the PBGC. Benefits under the Americas Supplemental Plan are based on the benefits formula contained in the Retirement Plan, but without taking into account the compensation and benefit limits imposed by applicable law. Any benefits payable from the Americas Supplemental Plan are reduced by the benefits payable to the eligible participant under the Retirement Plan.

     The Company, in conjunction with ING, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the "Agents Non-Qualified Plan"), a non-qualified defined benefit pension plan. This plan covers certain full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan ("Career Agents"). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen. Benefits under this plan are payable from the general assets of the Company and ING and are not guaranteed by the PBGC.

     The Company also sponsors the Producers' Incentive Savings Plan ("PIP"), which is a non-qualified deferred compensation plan for eligible Career Agents and certain other individuals who meet the eligibility criteria specified in the PIP. The PIP is unfunded, which means benefit payments are made from the general assets of the Company. PIP benefits are not guaranteed by the PBGC. Eligible PIP participants can defer either 4% or 5% of eligible earnings, depending on their commission level, which is 100% matched by the Company. Matching contributions are fully vested when contributed to the PIP. In addition, eligible PIP participants can contribute up to an additional 10% of eligible earnings, with no Company match on such contributions. Pretax charges of operations of the Company for the PIP were $0.6 million for 2003 and $0.9 million for 2002.

     The Company also sponsors the Producers' Deferred Compensation Plan ("DCP"), which is a non-qualified deferred compensation plan for eligible Career Agents and certain other individuals who meet the eligibility criteria specified in the DCP. The DCP is unfunded, which means benefit payments are made from the general assets of the Company. DCP benefits are not guaranteed by the PBGC. Eligible participants can defer up to 100% of eligible earnings, provided the election to defer is made within the applicable election period established by the Company. Amounts contributed to the DCP are not matched by the Company. DCP participants are 100% vested in amounts contributed to the DCP.

     The following tables summarize the benefit obligations and the funded status for the SERP and the Agents Non-Qualified Plan for the years ended December 31, 2003 and 2002:

     (MILLIONS)                                                               2003          2002
     ----------------------------------------------------------------------------------------------
     Change in Benefit Obligation:
       Defined Benefit Obligation, January 1                               $    106.8    $     95.3
       Service cost                                                                --            --
       Interest cost                                                              6.9           6.8
       Benefits paid                                                             (9.7)         (5.5)
       Plan adjustments                                                            --           4.5
       Actuarial (gain) loss on obligation                                       (2.4)          5.7
     ----------------------------------------------------------------------------------------------
     Defined Benefit Obligation, December 31                               $    101.6    $    106.8
     ==============================================================================================
     Funded status:
       Funded status at December 31                                        $   (101.6)   $   (106.8)
       Unrecognized past service cost                                             3.1           6.4
       Unrecognized net loss                                                      0.6           0.8
     ----------------------------------------------------------------------------------------------
     Net amount recognized                                                 $    (97.9)   $    (99.6)
     ==============================================================================================

     At December 31, 2003 and 2002, the accumulated benefit obligation was $97.2 million and $99.7 million, respectively.

     The weighted-average assumptions used in the measurement of the December 31, 2003 and 2002 benefit obligation for the Retirement Plan were as follows:

                                                                                2003           2002
     ----------------------------------------------------------------------------------------------
     Discount rate                                                               6.25%         6.75%
     Rate of compensation increase                                               3.75          3.75
     ----------------------------------------------------------------------------------------------

     Net periodic benefit costs for the years ended December31, 2003 and 2002 were as follows:

     (MILLIONS)                                                               2003         2002
     ----------------------------------------------------------------------------------------------
     Service cost                                                          $       --    $       --
     Interest cost                                                         $      6.9           6.8
     Net actuarial (gain) loss recognized in the year                             0.9            --
     Unrecognized past service cost recognized in year                            0.2          (0.3)
     The effect of any curtailment or settlement                                   --          (2.6)
     ----------------------------------------------------------------------------------------------
     Net periodic benefit cost                                             $      8.0    $      3.9
     ==============================================================================================

     POST-RETIREMENT BENEFITS

     In addition to providing pension benefits, the Company, in conjunction with ING, provides certain health care and life insurance benefits for retired employees and certain agents, including certain Career Agents. Generally, retired employees and eligible Career Agents pay a portion of the cost of these post-retirement benefits, usually based on their years of service with the Company. The amount a retiree or eligible Career Agent pays for such coverage is subject to change in the future.

     The following tables summarize the benefit obligations and the funded status for retired employees' and retired agents' post-retirement health care benefits over the years ended December 31, 2003 and 2002:

     (MILLIONS)                                                               2003          2002
     ----------------------------------------------------------------------------------------------
     Change in Benefit Obligation:
       Defined Benefit Obligation, January 1                               $     23.7    $     25.4
       Service cost                                                               0.8           0.5
       Interest cost                                                              1.7           1.5
       Benefits paid                                                             (1.3)         (1.2)
       Plan amendments                                                             --          (6.5)
       Actuarial loss on obligation                                               4.8           4.0
     ----------------------------------------------------------------------------------------------
       Defined Benefit Obligation, December 31                                   29.7          23.7

     Funded status:
       Funded status at December 31                                             (29.7)        (23.7)
       Unrecognized losses                                                        9.9           5.4
       Unrecognized past service cost                                            (3.2)         (3.6)
     ----------------------------------------------------------------------------------------------
     Net amount recognized                                                 $    (23.0)   $    (21.9)
     ==============================================================================================

     The medical health care trend rate was 10% for 2004, gradually decreasing to 5.0% by 2009. Increasing the health care trend by 1% would increase the benefit obligation by $3.3 million as of December 31, 2003. Decreasing the health care trend rate by 1% would decrease the benefit obligation by $2.9 million as of December 31, 2003.

     Net periodic benefit costs were as follows:

     (Millions)                                                               2003          2002
     ----------------------------------------------------------------------------------------------
     Service cost                                                          $      0.8    $      0.5
     Interest cost                                                                1.7           1.5
     Net actuarial loss recognized in the year                                    0.4            --
     Past service cost--unrecognized psc recognized in year                        --          (2.9)
     Past service cost--recognized this year                                     (0.5)           --
     ----------------------------------------------------------------------------------------------
     Net periodic benefit cost                                             $      2.4    $     (0.9)
     ==============================================================================================

10.  RELATED PARTY TRANSACTIONS

     INVESTMENT ADVISORY AND OTHER FEES

     ILIAC serves as investment advisor to certain variable funds used in Company products (collectively, the "Company Funds"). The Company Funds pay ILIAC, as investment advisor, a daily fee which, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC are subadvised by investment advisors, in which case ILIAC pays a subadvisory fee to the investment advisors, which may include affiliates. The Company is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from affiliated mutual funds and separate accounts, amounted to $201.4 million (excludes fees paid to Aeltus), $391.8 million (includes fees paid to Aeltus through February 28, 2002 when IA Holdco, Aeltus' parent, ceased to be a subsidiary of ILIAC) and $421.7 million in 2003, 2002 and 2001, respectively.

     RECIPROCAL LOAN AGREEMENT

     ILIAC maintains a reciprocal loan agreement with ING AIH, an indirect wholly-owned subsidiary of ING and affiliate to ILIAC, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.1 million for the years ended December 31, 2003, 2002 and 2001, respectively, and earned interest income of $0.9 million, $2.1 million and $3.3 million for the years ended December 31, 2003, 2002 and 2001, respectively. At December 31, 2003, ILIAC had a $41.4 million receivable from ING AIH under this agreement. At December 2002, the Company had no receivables under this agreement.

     CAPITAL TRANSACTIONS

     In 2003, the Company received $230.0 million in cash capital contributions from Lion. In 2002, the Company received capital contributions in the form of investments in affiliated mutual funds of $164.3 million from HOLDCO.

     OTHER

     Premiums due and other receivables include $0.1 million due from affiliates at December 31, 2003 and 2002. Other liabilities include $92.3 million and $3.5 million due to affiliates for the years ended December 31, 2003 and 2002, respectively.

11.  REINSURANCE

     At December 31, 2003, the Company had reinsurance treaties with six unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

     On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders.

     Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

     Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $63.8 million and $66.2 million as of December 31, 2003 and 2002, respectively, was sold to Lincoln.

     On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $20.4 million and $19.6 million were maintained for this contract as of December 31, 2003 and 2002, respectively.

     The effect of reinsurance on premiums and recoveries was as follows:

                                                                  YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
     (MILLIONS)                                                      2003          2002           2001
     ------------------------------------------------------------------------------------------------------
     Direct premiums                                             $       93.0   $       97.3   $      112.3
     Reinsurance assumed                                                 12.1            9.7            0.6
     Reinsurance ceded                                                    9.3            8.3           (1.3)
     ------------------------------------------------------------------------------------------------------
     Net premiums                                                        95.8           98.7          114.2
     ------------------------------------------------------------------------------------------------------
     Reinsurance recoveries                                      $      184.9   $      317.6   $      363.7
     ======================================================================================================

12.  COMMITMENTS AND CONTINGENT LIABILITIES

     LEASES

     For the years ended December 31, 2003, 2002 and 2001, rent expense for leases was $20.8 million, $18.1 million and $17.6 million, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2004 through 2008 are estimated to be $17.2 million, $16.1 million, $14.6 million, $13.1 million, and $0.7 million, respectively, and $0.1 million thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

     COMMITMENTS

     Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2003 and 2002, the Company had off-balance sheet commitments to purchase investments of $154.3 million with an estimated fair value of $154.3 million and $236.7 million with an estimated fair value of $236.7 million, respectively.

     LITIGATION

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have materially adverse effect on the Company's operations or financial position.

     OTHER REGULATORY MATTERS

     Like many financial services companies, certain U.S. affiliates of ING Groep N.V. have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

     In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

     The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systemic problem in the businesses involved.

     These instances included agreements (initiated in 1998) that permitted one variable life insurance customer of Reliastar Life Insurance Company ("Reliastar") to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. Reliastar was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

     In addition, the review has identified five arrangements that allowed frequent trading of funds within variable insurance products issued by Reliastar and by ING USA Annuity & Life Insurance Company; and in certain ING Funds. ING entities did not receive special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds.

     ING will reimburse any ING Fund or its shareholders affected by inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.

13.  SEGMENT INFORMATION

     The Company's realignment of Worksite Products and Individual Products operating segments into one reporting segment (USFS) is reflected in the restated summarized financial information for December 31, 2003 and 2002 in the table below. Effective with the third quarter of 2002, items that were previously not allocated back to USFS but reported in Other are now allocated to USFS and reported in the restated financial information for the periods ending December 31, 2003 and 2002.

     Summarized financial information for the Company's principal operations for December 31, were as follows:

                                                                                    NON-OPERATING SEGMENTS
                                                                 ----------------------------------------------------------
                                                                                  INVESTMENT
                                                                                  MANAGEMENT
     (MILLIONS)                                                    USFS (1)      SERVICES (2)     OTHER (3)       TOTAL
     ----------------------------------------------------------------------------------------------------------------------
     2003
     Revenues from external customers                            $      480.1    $         --   $         --   $      480.1
     Net investment income                                              919.1                                         919.1
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue excluding net realized
       capital gains                                             $    1,399.2    $         --   $         --   $    1,399.2
     ======================================================================================================================
     Operating earnings (4)                                      $      112.7    $         --   $         --   $      112.7
     Net realized capital gains, net of tax                              41.9              --             --           41.9
     ----------------------------------------------------------------------------------------------------------------------
     Net income                                                  $      154.6    $         --   $         --   $      154.6
     ======================================================================================================================

     2002
     Revenues from external customers                            $      507.2    $       19.2   $       (9.5)  $      516.9
     Net investment income                                              959.2             0.2            0.1          959.5
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue excluding net realized
       capital gains (losses)                                    $    1,466.4    $       19.4   $       (9.4)  $    1,476.4
     ======================================================================================================================
     Operating earnings (4)                                      $      121.1    $        4.7   $         --   $      125.8
     Cumulative effect of accounting change                      $   (2,412.1)             --             --       (2,412.1)
     Net realized capital losses, net of tax                            (58.3)             --             --          (58.3)
     ----------------------------------------------------------------------------------------------------------------------
     Net income (loss)                                           $   (2,349.3)   $        4.7   $         --   $   (2,344.6)
     ======================================================================================================================

     (1) USFS includes deferred annuity contracts that fund defined contribution and deferred compensation plans, immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options; wrapper agreements containing certain benefit responsive guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. USFS also includes deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both.
     (2) Investment Management Services include: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and a former affiliate's separate ccounts; and trustee, administrative and other services to retirement plans. On February 28, 2002, IA Holdco and its subsidiaries, which comprised this segment, were distributed to HOLDCO (refer to Note 1).
     (3) Other includes consolidating adjustments between USFS and Investment Management Services.
     (4) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace net income as a measure of profitability.

QUARTERLY DATA (UNAUDITED)

Restatement of Financial Information: During the quarterly period ended June 30, 2003, the Company incorrectly recorded investment income and realized capital gains related to Separate Accounts. The Company noted the effect of this error during the compilation of the December 31, 2003 financial statements and made the appropriate changes to the quarterly periods ended June 30, 2003 and September 30, 2003.

The following tables show the previously reported and restated amounts for each of the periods affected.

     AS REPORTED
     2003 (MILLIONS)                                                FIRST           SECOND         THIRD          FOURTH
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue                                               $      359.2    $      383.6   $      362.4   $      358.5
     ----------------------------------------------------------------------------------------------------------------------
     Income from continuing operations
       before income taxes                                               17.5           111.5           33.2           53.5
     Income tax expense                                                   5.1            36.2            3.3           16.5
     ----------------------------------------------------------------------------------------------------------------------
     Income from continuing operations                                   12.4            75.3           29.9           37.0
     ----------------------------------------------------------------------------------------------------------------------
     Net income                                                  $       12.4    $       75.3   $       29.9   $       37.0
     ======================================================================================================================
     AS RESTATED
     2003 (MILLIONS)                                                FIRST           SECOND*        THIRD*         FOURTH
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue                                               $      359.2    $      381.3   $      354.7   $      368.5
     ----------------------------------------------------------------------------------------------------------------------
     Income from continuing operations
       before income taxes                                               17.5           109.2           25.5           63.5
     Income tax expense                                                   5.1            35.4            0.6           20.0
     ----------------------------------------------------------------------------------------------------------------------
     Income from continuing operations                                   12.4            73.8           24.9           43.5
     ----------------------------------------------------------------------------------------------------------------------
     Net income                                                  $       12.4    $       73.8   $       24.9   $       43.5
     ======================================================================================================================
     2002 (MILLIONS)                                                FIRST           SECOND         THIRD          FOURTH
     ----------------------------------------------------------------------------------------------------------------------
     Total revenue                                               $      363.5    $      351.3   $      349.8   $      310.8
     ----------------------------------------------------------------------------------------------------------------------
     Income (loss) from continuing operations
       before income taxes                                               44.1            39.3          (23.1)          25.8
     Income tax expense (benefit)                                        15.2            12.9           (9.9)           0.4
     ----------------------------------------------------------------------------------------------------------------------
     Income (loss) from continuing operations                            28.9            26.4          (13.2)          25.4
     ----------------------------------------------------------------------------------------------------------------------
     Cumulative effect of change in accounting
       principle                                                     (2,412.1)             --             --             --
     ----------------------------------------------------------------------------------------------------------------------
     Net income (loss)                                           $   (2,383.2)   $       26.4   $      (13.2)  $       25.4
     ======================================================================================================================

* Restated

Form No. SAI.109860-04                                            ILIAC May 2004

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS
     (a)      Financial Statements:

         (1)  Included in Part A:
              Condensed Financial Information
         (2)  Included in Part B:
              Financial Statements of Variable Annuity Account C:
              -   Report of Independent Auditors
              -   Statement of Assets and Liabilities as of December 31, 2003
              -   Statement of Operations for the year ended December 31, 2003
              - Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002
              -   Notes to Financial Statements
              Financial Statements of ING Life Insurance and Annuity Company:
              -   Report of Independent Auditors
              - Consolidated Income Statements for the years ended December 31, 2003, 2002 and 2001
              -   Consolidated Balance Sheets as of December 31, 2003 and 2002
              - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001
              - Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001
              -   Notes to Consolidated Financial Statements

     (b)  Exhibits
        (1)       Resolution establishing Variable Annuity Account C(1)
        (2)       Not applicable
        (3.1)     Broker-Dealer Agreement(2)
        (3.2)     Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(3)
        (3.3)     Broker-Dealer Agreement dated June 7, 2000 between Aetna Life
                  Insurance and Annuity Company and Aetna Investment Services,
                  Inc. (AISI) and Letter of Assignment to AISI(4)
        (3.4)     Underwriting Agreement dated November 17, 2000 between Aetna
                  Life Insurance and Annuity Company and Aetna Investment
                  Services, LLC(4)
        (4.1)     Variable Annuity Contract (G-CDA(12/99))(5)
        (4.2)     Variable Annuity Contract Certificate (C-CDA(12/99))(5)
        (4.3)     Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and
                  Contract Certificate C-CDA(12/99)(5)
        (4.4)     Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and
                  Contract Certificate C-CDA(12/99)(5)
        (4.5)     Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and
                  Contract Certificate C-CDA(12/99)(5)

        (4.6)     Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and
                  Contract Certificate C-CDA(12/99)(5)
        (4.7)     Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and
                  Contract Certificate C-CDA(12/99)(5)
        (4.8)     Endorsement (EMM-DAC-03) to Contract G-CDA(12/99) and Contract
                  Certificate C-CDA(12/99)(6)
        (4.9)     Endorsement (EMM-TABCert-03) to Contract Certificate
                  C-CDA(12/99)(6)
        (4.10)    Endorsement (EMM-TABCont-03) to Contract C-CDA(12/99)(6)
        (4.11)    Schedules: MM-HC401a-03; MM-HC401K-03; MMH-HC403b-03;
                  MM-HC403bv-03; MM-HC457bTE-03; and MM-HC457g-03 to Contract
                  G-CDA(12/99) and Contract Certificate C-CDA(12/99)(6)
        (4.12)    Variable Annuity Contract (G-CDA-99(NY))(5)
        (4.13)    Variable Annuity Contract Certificate (C-CDA-99(NY))(5)
        (4.14)    Endorsement (E-MMGDB-99(NY)) to Contract G-CDA-99(NY) and
                  Contract Certificate C-CDA-99(NY)(5)
        (4.15)    Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY) and
                  Contract Certificate C-CDA-99(NY)(5)
        (4.16)    Variable Annuity Contract (G-CDA(99))(5)
        (4.17)    Variable Annuity Contract Certificate (C-CDA(99))(5)
        (4.18)    Endorsement E457b-C-01 to Contract G-CDA(12/99) and Contract
                  Certificate C-CDA(12/99)(7)
        (4.19)    Endorsement E457b-T-01 to Contract G-CDA(12/99) and Contract
                  Certificate C-CDA(12/99)(7)
        (4.20)    Endorsement EEGTRRA-HEG(01) to Contracts GST-CDA-HO,
                  GLIT-CDA-HO, GIT-CDA-HO, GSD-CDA-HO, GLID-CDA-HO, GID-CDA-HO,
                  G-CDA-HD, G-CDA-HF, G-CDA-IA(RP), G-CDA-IB(AORP),
                  G-CDA-IB(ORP), G-CDA-IB(ATORP), G-CDA-IB(TORP),
                  G-CDA-96(TORP), G-CDA-96(ORP), G-CDA(12/99), A001RP95,
                  A0Z0RV95, IA-CDA-IA, I-CDA-HD and I-CDA-98(ORP) and Contract
                  Certificates GTCC-HO, GDCC-HO, GTCC-HD, GDCC-HD, GTCC-HF,
                  GDCC-HF, GTCC-IA(RP), GTCC-IB(AORP), GTCC-IB(AORP),
                  GTCC-IB(ATORP), GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99),
                  A007RC95 and A027RV95(8)
        (4.21)    Variable Annuity Contract (G-CDA-01(NY))(9)
        (4.22)    Variable Annuity Contract Certificate (C-CDA-01(NY))(9)
        (4.23)    Appendix A (Variable Provisions in Group Annuity Contract
                  G-CDA-01(NY)) and Certificate C-CDA-01(NY)(9)
        (4.24)    Statement of Variability to Contract G-CDA-01(NY)(9)
        (4.25)    Endorsement (E-MMLOAN-01(NY)) to Contract G-CDA-01(NY) and
                  Certificate C-CDA-01(NY)(9)
        (4.26)    Endorsement (E-GDB-01(NY)) to Contract G-CDA-01(NY) and
                  Certificate C-CDA-01(NY)(9)
        (4.27)    Endorsement (EMMCC-01) to Contract G-CDA-01(NY) and
                  Certificate C-CDA-01(NY)(9)
        (5.1)     Variable Annuity Contract Application (300 MOP-02(04/02)) (9)

        (6.1) Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company
                  (10)
        (6.2) By-Laws restated as of January 1, 2002 of ING Life Insurance and Annuity Company (10)
        (7)       Not applicable
        (8.1) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(11)
        (8.2) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(12)
        (8.3) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(13)
        (8.4) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(2)
        (8.5) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997, November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(14)
        (8.6) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(11)
        (8.7) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(12)
        (8.8) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(15)

        (8.9) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(2)
        (8.10) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997, January 20, 1998 and May 1, 1998 between
                  Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(14)
        (8.11) Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(16)
        (8.12) Amendment dated January 1, 1997 to Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(12)
        (8.13) Service Contract dated May 2, 1997 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company(17)
        (8.14) Participation Agreement dated as of July 20, 2001 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Aetna Life Insurance and Annuity Company(18)
        (8.15) Amendment dated as of January 2, 2002 to Participation Agreement dated as of July 20, 2001 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity Company, Aetna Insurance Company of America, Golden American Life Insurance Company and Direct Services, Inc.(9)
        (8.16) Second Amendment dated December 10, 2003 to Participation Agreement dated July 20, 2001 and as amended on January 2, 2002 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc.(19)
        (8.17) Administrative Services Agreement dated as of July 20, 2001 between Franklin Templeton Services, LLC, Aetna Life Insurance and Annuity Company and Aetna Insurance Company of America(19)
        (8.18) Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(20)
        (8.19) Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002(21)

        (8.20) Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated November 28, 2001(20)
        (8.21) Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company(20)
        (8.22) Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement dated November 27, 2001(21)
        (8.23) Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Life Insurance and Annuity Company to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001, as amended on March 5, 2002(21)
        (8.24) Fund Participation Agreement dated April 30, 2003 between The GCG Trust (renaming effective May 1, 2003 - ING Investors Trust) ING Life Insurance and Annuity Company and ING Investors Trust(22)
        (8.25) Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(2)
        (8.26) Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(17)
        (8.27) Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(14)

        (8.28) Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(23)
        (8.29) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(23)
        (8.30) Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by
                  and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(24)
        (8.31) Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generations Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series(19)
        (8.32) Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series(2)

        (8.33) Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(17)
        (8.34) Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(23)
        (8.35) Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(23)
        (8.36) Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11, 2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company(19)
        (8.37) Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc.(25)

        (8.38) Amendment dated August 30, 2002 between ING Life Insurance and Annuity Company, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor to Fund Participation Agreement dated May 1, 2001(26)
        (8.39) Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity Company (Administrator for ING Variable Products Trust)(26)
        (8.40) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds,
                  Inc.(27)

        (8.41) First Amendment dated December 1, 1999 to Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(14)

        (8.42) Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(27)

        (8.43) Fund Participation Agreement dated as of July 1, 2001 between Pioneer Variable Contracts Trust and Aetna Life Insurance and Annuity Company(18)
        (8.44) Form of Participation Agreement dated as if March __, 2004 among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. And Vanguard Marketing Corporation and ING Life Insurance and Annuity Company

        (8.45) (Retail) Participation Agreement dated as of October 1, 2000 by and Among AIM Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity Company(28)

        (8.46) (Retail) Shareholder Services Agreement dated as of October 1, 1998 for Sale of Shares of The AIM Mutual Funds((2)(8))

        (8.47) (Retail) Amendment dated as of October 1, 2000 to Shareholder Services Agreement dated as of October 1, 1998 for Sale of Shares of The AIM Mutual Funds(28)

        (8.48) (Retail) Fund Participation Agreement dated as of October 26, 2000 between Alliance Fund Distributors, Inc. and Aetna Life Insurance and Annuity Company

        (8.49) (Retail) Fund Participation Agreement dated as of April 30, 2003 among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company(29)
        (8.50) (Retail) Business Agreement dated as of April 30, 2003 by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING American Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company(29)

        (8.51) (Retail) Fund Participation Agreement dated as of April 1, 1998 between Ariel Growth Fund and such other funds as referenced in the Agreement, Ariel Distributors, Inc. and Aetna Life Insurance and Annuity Company
        (8.52) (Retail) First Amendment dated as of October 1, 2000 to Fund Participation Agreement dated as of April 1, 1998 between Ariel Fund (formerly Ariel Growth Fund) and Ariel Distributors, Inc. and Aetna Life Insurance and Annuity Company
        (8.53) (Retail) Second Amendment to Fund Participation Agreement dated as of May 1, 2002 to Fund Participation Agreement dated as of April 1, 1998 and amended on October 1, 2000 between Ariel Fund (formerly Growth Fund) and Ariel Distributors, Inc. and Aetna Life Insurance and Annuity Company
        (8.54) (Retail) Fund Participation Agreement effective as of September 15, 2000 between Aetna Life Insurance and Annuity Company, Baron Asset Fund and all series thereof and Baron Capital, Inc.

        (8.55) (Retail) First Amendment dated February, 2001 to Fund Participation Agreement effective as of September 15, 2000 between Aetna Life Insurance and Annuity Company, Baron Asset Fund and all series thereof and Baron Capital, Inc.

        (8.56) (Retail) Fund Participation Agreement dated as of August 15, 2000 by and between Federated Services Company, Federated Distributors, Wachovia Bank, NA and Aetna Life Insurance and Annuity Company(30)
        (8.57) (Retail) Shareholder Services Agreement dated October 4, 1999 between Federated Administrative Services for the Wachovia Funds and the Wachovia Municipal Funds and Aetna Investment Services, Inc.(30)

        (8.58) (Retail) First Amendment dated August 15, 2000 to the Shareholder Services Agreement by and among Aetna Investment Services, Inc. and Federated Administrative Services((3)0)
        (8.59) (Retail) Participation Agreement dated as of February 17, 1994 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company
        (8.60) (Retail) First Amendment dated as of February 1 1995 to Fund Participation Agreement dated as of February 17, 1994 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company
        (8.61) (Retail) Second Amendment dated as of May 1 1995 to Fund Participation Agreement dated as of February 17, 1994 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company
        (8.62) (Retail) Third Amendment dated as of November 1 1995 to Fund Participation Agreement dated as of February 17, 1994 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company
        (8.63) (Retail) Fourth Amendment dated as of September 21 1998 to Fund Participation Agreement dated as of February 17, 1994 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company
        (8.64) (Retail) Fifth Amendment dated as of October 10 2000 to Fund Participation Agreement dated as of February 17, 1994 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company
        (8.65) (Retail) Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc, Franklin Templeton Investor Services, Inc. and Aetna Life Insurance and Annuity Company
        (8.66) (Retail) Amendment dated November 21, 2000 to Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc, Franklin Templeton Investor Services, Inc. and Aetna Life Insurance and Annuity Company
        (8.67) (Retail) Second Amendment effective as of February 1, 2002 to Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc, Franklin Templeton Investor Services, Inc. and Aetna Life Insurance and Annuity Company
        (8.68) Form of (Retail) Fund Participation Agreement between ING Equity Trust and ING Life Insurance and Annuity Company
        (8.69) Form of (Retail) Fund Participation Agreement between ING Funds Trust and ING Life Insurance and Annuity Company

        (8.70) Form of (Retail) Fund Participation Agreement between ING Mutual Funds and ING Life Insurance and Annuity Company
        (8.71) (Retail) Fund Participation Agreement dated as of October 30, 2000 among INVESCO Funds Group, Inc. and INVESCO Distributors, Inc. and Aetna Life Insurance and Annuity Company
        (8.72) (Retail) Fund Participation Agreement dated as of February 1, 2001 between Legg Mason Wood Walker, Inc. and Aetna Life Insurance and Annuity Company
        (8.73) (Retail ) Selling and Service Agreement dated as of February 1, 2001 by and among Aetna Investment Services, LLC ("AIS"), Aetna Life Insurance and Annuity Company ("ALIAC") and Legg Mason Wood Walker, Inc.

        (8.74) (Retail) Participation Agreement dated as of May 1, 1996 between Aetna Life Insurance and Annuity Company, Lord Abbett Family of Funds, Lord, Abbett & Co., Lord Abbett Distributor LLC(28)
        (8.75) (Retail) Amendment No. 1 dated February 1, 2001 to Participation Agreement dated as of May 1, 1996 between Aetna Life Insurance and Annuity Company, Lord Abbett Family of Funds, Lord, Abbett & Co., Lord Abbett Distributor LLC(28)

        (8.76) (Retail) MFS Fund Distribution Agreement dated September 15, 2000 Massachusetts Investors Stock Growth Fund and ING Life Insurance and Annuity Company

        (8.77) (Retail) Participation Agreement dated as of August 15, 2000 between Aetna Life Insurance and Annuity Company, OppenheimerFunds Distributor, Inc. and Oppenheimer Funds Services((3)0)

        (8.78) (Retail) Fund Participation Agreement dated as of August 8, 2000 between Aetna Life Insurance and Annuity Company and PAX World Balanced Fund, Inc.(30)

        (8.79) (Retail) Selling and Services Agreement and Fund Participation Agreement dated as of March 11, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and PIMCO Advisors Distributors LLC

        (8.80) (Retail) Fund Participation Agreement dated as of September 21, 2000 between Aetna Life Insurance and Annuity Company, Pioneer Services Corporation, and Pioneer Funds Distributor, Inc.(28)

        (8.81) (Retail) Amendment dated as of August 5, 2003 to Fund Participation Agreement dated as of September 21, 2000 among Pioneering Services Corporation, Pioneer Funds Distributor, Inc. and Aetna Life Insurance and Annuity Company
        (8.82) (Retail) Trust Networking Agreement dated as of November 7, 2000 by and between Pioneer Investment Management Shareholder Services, Inc. and ING Financial Advisers, LLC
        (8.83) (Retail) Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company, T. Rowe Price Services, Inc.
        (8.84) (Retail) Amendment effective January 1, 2001 to Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company, T. Rowe Price Services, Inc.

        (8.85)    (Retail) Amendment effective January 1, 2002 to Fund
                  Participation Agreement dated as of October 10, 2000 between
                  Aetna Life Insurance and Annuity Company, T. Rowe Price
                  Services, Inc.
        (8.86)    (Retail) Amendment effective January 1, 2003 to Fund
                  Participation Agreement dated as of October 10, 2000 between
                  Aetna Life Insurance and Annuity Company, T. Rowe Price
                  Services, Inc.
        (8.87)    (Retail) Amendment effective March 4, 2003 to Fund
                  Participation Agreement dated as of October 10, 2000 between
                  Aetna Life Insurance and Annuity Company, T. Rowe Price
                  Services, Inc.
        (8.88)    (Retail) Selling and Services Agreement and Fund Participation
                  Agreement dated as of November 1, 2002 by and among ING Life
                  Insurance and Annuity Company, ING Financial Advisers, LLC,
                  UBS Global Asset Management (US) Inc. and The UBS Funds
        (8.89)    (Retail) First Amendment dated as of December 31, 2003 to
                  Selling and Services Agreement and Fund Participation
                  Agreement dated as of March 11, 2003 by and between ING Life
                  Insurance and Annuity Company, ReliaStar Life Insurance
                  Company, ReliaStar Life Insurance Company of New York and ING
                  Financial Advisers, LLC
        (9)       Opinion and Consent of Counsel
        (10)      Consent of Independent Auditors
        (11)      Not applicable
        (12)      Not applicable
        (13.1)    Powers of Attorney(31)
        (13.2)    Authorization for Signatures(3)

(1) Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
(2) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(3) Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
(4) Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
(5) Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(6) Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-09860), as filed on December 30, 2003.
(7) Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14, 2001.
(8) Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-81216), as filed on February 15, 2002.
(9) Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
(10) Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.

(11) Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
(12) Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
(13) Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
(14) Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(15) Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
(16) Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
(17) Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
(18) Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(19) Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.
(20) Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.
(21) Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 of Separate Account B of Golden American Life Insurance Company (File No. 333-70600), as filed on June 5, 2003.
(22) Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 33-23512), as filed on August 1, 2003.
(23) Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
(24) Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
(25) Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.
(26) Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.
(27) Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
(28) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.
(29) Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
(30) Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.
(31) Incorporated by reference to Post Effective Amendment No. 1 to Registration Statement on Form S-2 of ING Life Insurance and Annuity Company (File No. 333-104456), as filed on April 5, 2004.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR*

NAME AND PRINCIPAL                                  POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                                    DEPOSITOR
----------------                                    ---------
Keith Gubbay(1)                                     Director and President

Thomas Joseph McInerney(1)                          Director

Kathleen Ann Murphy(1)                              Director

Jacques de Vaucleroy(1)                             Director and Senior Vice President

David A. Wheat(1)                                   Director, Senior Vice President and Chief Financial Officer

Allan Baker(2)                                      Senior Vice President

Robert L. Francis                                   Senior Vice President
6140 Stonehedge Mall Rd., Ste. 375
Pleasanton, California 94588

Shaun Patrick Mathews(2)                            Senior Vice President

Stephen Joseph Preston(3)                           Senior Vice President

Boyd George Combs(1)                                Senior Vice President, Tax

James G. Auger(2)                                   Vice President

Pamela M. Barcia(2)                                 Vice President

Ronald R. Barhorst                                  Vice President
7676 Hazard Ctr. Dr.
San Diego, California 92108

Linda Beblo(3)                                      Vice President

Jeoffrey A. Block(4)                                Vice President

Kevin P. Brown(2)                                   Vice President

Anthony V. Camp(2)                                  Vice President

Kevin L. Christensen(4)                             Vice President

Andrew D. Chua(5)                                   Vice President

Elizabeth A. Clifford(3)                            Vice President

Brian D. Comer(2)                                   Vice President

Patricia Marie Corbett(4)                           Vice President

Karen Czizik(5)                                     Vice President

Robert B. DiMartino(2)                              Vice President

Shari Ann Enger(3)                                  Vice President

Brian K. Haendiges(2)                               Vice President

Steven J. Haun(4)                                   Vice President

James Hennessy(6)                                   Vice President

Ronald Christian Hull(2)                            Vice President

William S. Jasien                                   Vice President
12701 Fair Lakes Circle, Suite 470
Fairfax, Virginia 22033

David Kelsey(2)                                     Vice President

Mary Ann Langevin(2)                                Vice President

Roger Ernest Lavallee(2)                            Vice President

Frederick C. Litow(1)                               Vice President

Christine Cannon Marcks(2)                          Vice President

Gregory J. Miller(2)                                Vice President

Todd E. Nevenhoven(4)                               Vice President

Ethel Pippin(2)                                     Vice President

Mary Kathleen Reid(2)                               Vice President

Robert A. Richard(2)                                Vice President

Michael Roland(6)                                   Vice President

Carl P. Steinhilber(2)                              Vice President

Laurie M. Tillinghast(2)                            Vice President

Stanley Vyner(7)                                    Vice President

Christopher Robert Welp(4)                          Vice President

Mary Broesch(3)                                     Vice President and Actuary

Bruce T. Campbell(2)                                Vice President and Actuary

Dianne Clous(2)                                     Vice President and Actuary

Richard Lau(3)                                      Vice President and Actuary

Laurie A. Lombardo(2)                               Vice President and Actuary

Mark D. Sperry(2)                                   Vice President and Actuary

Alice Su(3)                                         Vice President and Actuary

Lawrence D. Taylor(5)                               Vice President and Actuary

Albert Sekac(2)                                     Vice President and Appointed Actuary

John R. Dobo(5)                                     Vice President and Chief Actuary

Brian John Murphy(2)                                Vice President and Chief Compliance Officer

David Scott Pendergrass(1)                          Vice President and Treasurer

Dawn Peck(1)                                        Vice President, Assistant Treasurer

Ira Braunstein(1)                                   Vice President, Investments

Daniel J. Foley(1)                                  Vice President, Investments

Christopher P. Lyons(1)                             Vice President, Investments

Gregory G. McGreevey(1)                             Vice President, Investments

Maurice Melvin Moore(1)                             Vice President, Investments

Joseph J. Elmy(2)                                   Vice President, Tax

Paula Cludray-Engelke(8)                            Secretary

Jane A. Boyle(2)                                    Assistant Secretary

Linda H. Freitag(1)                                 Assistant Secretary

Daniel F. Hinkel(1)                                 Assistant Secretary

William Hope(1)                                     Assistant Secretary

Joseph D. Horan(1)                                  Assistant Secretary

David Lee Jacobson(3)                               Assistant Secretary

Terri Wecker Maxwell(1)                             Assistant Secretary

Donna M. O'Brien(2)                                 Assistant Secretary

Krystal L. Ols(8)                                   Assistant Secretary

Loralee Ann Renelt(8)                               Assistant Secretary

Carol Semplice(2)                                   Assistant Secretary

Linda Ellen Senker(3)                               Assistant Secretary

Patricia M. Smith(2)                                Assistant Secretary

Edwina Steffer(8)                                   Assistant Secretary

John F. Todd(2)                                     Assistant Secretary

Diane Yell(9)                                       Assistant Secretary

Glenn Allan Black(1)                                Tax Officer

Terry L. Owens(1)                                   Tax Officer

James Taylor(1)                                     Tax Officer

William Zolkowski(1)                                Tax Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.
(1) The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
(2) The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
(3) The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
(4) The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
(5) The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203
(6) The principal business address of this officer is 7337 E Doubletree Ranch Road, Scottsdale, Arizona 85258.
(7) The principal business address of this officer is 520 Madison Avenue, 10th Floor, New York, New York 10022.
(8) The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

(9) The principal business address of this officer is 100 Washington Square, Minneapolis, Minnesota 55401.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 2 to Registration Statement on Form N-4 for Separate Account B of ING USA Annuity and Life Insurance Company (File No. 333-90516), as filed on April 8, 2004.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 29, 2004, there were 598,515 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

ITEM 28. INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer to cover errors and omissions, directors and officers, employment practices, fiduciary and fidelity. The policy covers ING Groep N.V. and any company in which ING

Groep N.V. has controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ITEM 29. PRINCIPAL UNDERWRITER

(a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act), (ii) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (iii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (v) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (ix) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)  The following are the directors and officers of the Principal Underwriter:

NAME AND PRINCIPAL                                  POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                                    PRINCIPAL UNDERWRITER
----------------                                    ---------------------
Ronald R. Barhorst                                  Director and President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Robert L. Francis(1)                                Director and Senior Vice President

Shaun Patrick Mathews(2)                            Director and Senior Vice President

Allan Baker(2)                                      Senior Vice President

Boyd George Combs(3)                                Senior Vice President, Tax

Susan J. Stamm(2)                                   Chief Financial Officer

Maryellen R. Allen(2)                               Vice President

Douglas J. Ambrose(1)                               Vice President

Louis E. Bachetti                                   Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095

Robert H. Barley(2)                                 Vice President

David A. Brounley(2)                                Vice President

Brian D. Comer(2)                                   Vice President

Keith J. Green(3)                                   Vice President

Brian K. Haendiges(2)                               Vice President

Bernard P. Heffernon                                Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS  66211

William S. Jasien(4)                                Vice President

David Kelsey(2)                                     Vice President

Mary Ann Langevin(2)                                Vice President

Christina Lareau(2)                                 Vice President

Katherine E. Lewis                                  Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI  53226

Susan J. K. Lewis                                   Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

David J. Linney                                     Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Frederick C. Litow(3)                               Vice President

Mark R. Luckinbill                                  Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC  27612

Christine Cannon Marcks(2)                          Vice President

Richard T. Mason                                    Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202

Pamela L. Mulvey(2)                                 Vice President

Scott T. Neeb(1)                                    Vice President

Ethel Pippin(2)                                     Vice President

Mary Kathleen Reid(2)                               Vice President

Deborah Rubin(4)                                    Vice President

Frank W. Snodgrass                                  Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

Terran Titus(2)                                     Vice President

Bess B. Twyman(2)                                   Vice President

S. Bradford Vaughan, Jr.                            Vice President
601 Union St., Ste. 810
Seattle, WA  98101

Judeen T. Wrinn(2)                                  Vice President

Therese M. Squillacote(2)                           Vice President and Chief Compliance Officer

David Scott Pendergrass(1)                          Vice President and Treasurer

Joseph Elmy(2)                                      Vice President, Tax

Paula Cludray-Engelke(5)                            Secretary

Loralee Ann Renelt(5)                               Assistant Secretary

John F. Todd(2)                                     Assistant Secretary

Robert J. Scalise(2)                                Assistant Treasurer

Glenn Allan Black(3)                                Tax Officer

G. Michael Fell(3)                                  Tax Officer

Terry L. Owens(3)                                   Tax Officer

James Taylor(3)                                     Tax Officer

(1) The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.

(2) The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

(3) The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

(4) The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

(5) The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

(c)     Compensation to Principal Underwriter:

(1)                      (2)                       (3)                 (4)                 (5)

NAME OF           NET UNDERWRITING          COMPENSATION ON
PRINCIPAL         DISCOUNTS AND             REDEMPTION OR          BROKERAGE
UNDERWRITER       COMMISSIONS               ANNUITIZATION          COMMISSIONS         COMPENSATION*
-----------       -----------               -------------          -----------         -------------
ING Financial                                                                          $  964,872.95
Advisers, LLC

* Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company during 2003.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at 151 Farmington Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

ITEM 31. MANAGEMENT SERVICES

     Not applicable

ITEM 32. UNDERTAKINGS

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-109860) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 19th day of April, 2004.

                                              VARIABLE ANNUITY ACCOUNT C OF ING
                                              LIFE INSURANCE AND ANNUITY COMPANY
                                                (REGISTRANT)

                                         By:  ING LIFE INSURANCE AND ANNUITY
                                              COMPANY
                                                (DEPOSITOR)

                                         By:  Keith Gubbay*
                                             ----------------------------------
                                              Keith Gubbay
                                              President

As required by the Securities Act of 1933, this Post- Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                      TITLE                                           DATE
Keith Gubbay*                  Director and President                       )
------------------------                                                    )
Keith Gubbay                   (principal executive officer)                )
                                                                            )
Thomas J. McInerney*           Director                                     )  April
------------------------                                                    )  19, 2004
Thomas J. McInerney                                                         )
                                                                            )
Kathleen A. Murphy*            Director                                     )
------------------------                                                    )
Kathleen A. Murphy                                                          )
                                                                            )
Jacques de Vaucleroy*          Director                                     )
------------------------                                                    )
Jacques de Vaucleroy                                                        )
                                                                            )
David A. Wheat*                Director and Chief Financial Officer         )
------------------------                                                    )
David A. Wheat                 (principal accounting officer)               )

By:   /s/  Michael A. Pignatella
     -------------------------------------
       Michael A. Pignatella
       *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

EXHIBIT NO.    EXHIBIT
-----------    -------
99-B.8.44      Form of Participation Agreement dated as if March __, 2004 among
               Vanguard Variable Insurance Fund and The Vanguard Group, Inc. And
               Vanguard Marketing Corporation and ING Life Insurance and Annuity
               Company                                                               ____________

99-B.8.48      (Retail) Fund Participation Agreement dated as of October 26,
               2000 between Alliance Fund Distributors, Inc. and Aetna Life
               Insurance and Annuity Company                                         ____________

99-B.8.51      (Retail) Fund Participation Agreement dated as of April 1, 1998 between Ariel Growth Fund and such other funds as referenced in the Agreement, Ariel Distributors, Inc. and Aetna Life Insurance
               and Annuity Company                                                   ____________

99-B.8.52      (Retail) First Amendment dated as of October 1, 2000 to Fund
               Participation Agreement dated as of April 1, 1998 between Ariel
               Fund (formerly Ariel Growth Fund) and Ariel Distributors, Inc.
               and Aetna Life Insurance and Annuity Company                          ____________

99-B.8.53      (Retail) Second Amendment to Fund Participation Agreement dated as of May 1, 2002 to Fund Participation Agreement dated as of
               April 1, 1998 and amended on October 1, 2000 between Ariel Fund
               (formerly Growth Fund) and Ariel Distributors, Inc. and Aetna
               Life Insurance and Annuity Company                                    ____________

99-B.8.54      (Retail) Fund Participation Agreement effective as of September
               15, 2000 between Aetna Life Insurance and Annuity Company, Baron
               Asset Fund and all series thereof and Baron Capital, Inc.             ____________

99-B.8.55      (Retail) First Amendment dated February, 2001 to Fund
               Participation Agreement effective as of September 15, 2000 between Aetna Life Insurance and Annuity Company, Baron Asset
               Fund and all series thereof and Baron Capital, Inc.                   ____________

99-B.8.59      (Retail) Participation Agreement dated as of February 17, 1994 between Fidelity Distributors Corporation and Aetna Life
               Insurance and Annuity Company                                         ____________

EXHIBIT NO.    EXHIBIT
99-B.8.60      (Retail) First Amendment dated as of February 1 1995 to Fund
               Participation Agreement dated as of February 17, 1994 between
               Fidelity Distributors Corporation and Aetna Life Insurance and
               Annuity Company                                                       ____________

99-B.8.61      (Retail) Second Amendment dated as of May 1 1995 to Fund
               Participation Agreement dated as of February 17, 1994 between
               Fidelity Distributors Corporation and Aetna Life Insurance and
               Annuity Company                                                       ____________

99-B.8.62      (Retail) Third Amendment dated as of November 1 1995 to Fund
               Participation Agreement dated as of February 17, 1994 between
               Fidelity Distributors Corporation and Aetna Life Insurance and
               Annuity Company                                                       ____________

99-B.8.63      (Retail) Fourth Amendment dated as of September 21 1998 to Fund
               Participation Agreement dated as of February 17, 1994 between
               Fidelity Distributors Corporation and Aetna Life Insurance and
               Annuity Company                                                       ____________

99-B.8.64      (Retail) Fifth Amendment dated as of October 10 2000 to Fund
               Participation Agreement dated as of February 17, 1994 between
               Fidelity Distributors Corporation and Aetna Life Insurance and
               Annuity Company                                                       ____________

99-B.8.65      (Retail) Master Shareholder Services Agreement effective as of
               August 28, 2000 among Franklin Templeton Distributors, Inc,
               Franklin Templeton Investor Services, Inc. and Aetna Life
               Insurance and Annuity Company                                         ____________

99-B.8.66      (Retail) Amendment dated November 21, 2000 to Master Shareholder
               Services Agreement effective as of August 28, 2000 among Franklin
               Templeton Distributors, Inc, Franklin Templeton Investor
               Services, Inc. and Aetna Life Insurance and Annuity Company           ____________

99-B.8.67      (Retail) Second Amendment effective as of February 1, 2002 to
               Master Shareholder Services Agreement effective as of August 28,
               2000 among Franklin Templeton Distributors, Inc, Franklin
               Templeton Investor Services, Inc. and Aetna Life Insurance and
               Annuity Company                                                       ____________

EXHIBIT NO.    EXHIBIT
99-B.8.68      Form of (Retail) Fund Participation Agreement between ING Equity
               Trust and ING Life Insurance and Annuity Company                      ____________

99-B.8.69      Form of (Retail) Fund Participation Agreement between ING Funds
               Trust and ING Life Insurance and Annuity Company                      ____________

99-B.8.70      Form of (Retail) Fund Participation Agreement between ING Mutual
               Funds and ING Life Insurance and Annuity Company                      ____________

99-B.8.71      (Retail) Fund Participation Agreement dated as of October 30,
               2000 among INVESCO Funds Group, Inc. and INVESCO Distributors,
               Inc. and Aetna Life Insurance and Annuity Company                     ____________

99-B.8.72      (Retail) Fund Participation Agreement dated as of February 1,
               2001 between Legg Mason Wood Walker, Inc. and Aetna Life
               Insurance and Annuity Company                                         ____________

99-B.8.73      (Retail ) Selling and Service Agreement dated as of February 1,
               2001 by and among Aetna Investment Services, LLC ("AIS"), Aetna
               Life Insurance and Annuity Company ("ALIAC") and Legg Mason Wood
               Walker, Inc.                                                          ____________

99-B.8.76      Participation Agreement between (Retail MFS Fund Distributors dated September 15, 2000) Massachusetts Investors Stock Growth
               Fund and ING Life Insurance and Annuity Company                                                   ____________


99-B.8.79      (Retail) Selling and Services Agreement and Fund Participation
               Agreement dated as of March 11, 2003 by and among ING Life
               Insurance and Annuity Company, ReliaStar Life Insurance Company,
               ReliaStar Life Insurance Company of New York, ING Financial
               Advisers, LLC and PIMCO Advisors Distributors LLC                     ____________

99-B.8.81      (Retail) Amendment dated as of August 5, 2003 to Fund
               Participation Agreement dated as of September 21, 2000 among
               Pioneering Services Corporation, Pioneer Funds Distributor, Inc.
               and Aetna Life Insurance and Annuity Company                          ____________

99-B.8.82      (Retail) Trust Networking Agreement dated as of November 7, 2000 by and between Pioneer Investment Management Shareholder
               Services, Inc. and ING Financial Advisers, LLC                        ____________

EXHIBIT NO.    EXHIBIT
99-B.8.83      (Retail) Fund Participation Agreement dated as of October 10,
               2000 between Aetna Life Insurance and Annuity Company, T. Rowe
               Price Services, Inc.                                                  ____________

99-B.8.84      (Retail) Amendment effective January 1, 2001 to Fund
               Participation Agreement dated as of October 10, 2000 between
               Aetna Life Insurance and Annuity Company, T. Rowe Price Services,
               Inc.                                                                  ____________

99-B.8.85      (Retail) Amendment effective January 1, 2002 to Fund
               Participation Agreement dated as of October 10, 2000 between
               Aetna Life Insurance and Annuity Company, T. Rowe Price Services,
               Inc.                                                                  ____________

99-B.8.86      (Retail) Amendment effective January 1, 2003 to Fund
               Participation Agreement dated as of October 10, 2000 between
               Aetna Life Insurance and Annuity Company, T. Rowe Price Services,
               Inc.                                                                  ____________

99-B.8.87      (Retail) Amendment effective March 4, 2003 to Fund Participation
               Agreement dated as of October 10, 2000 between Aetna Life
               Insurance and Annuity Company, T. Rowe Price Services, Inc.           ____________

99-B.8.88      (Retail) Selling and Services Agreement and Fund Participation
               Agreement dated as of November 1, 2002 by and among ING Life
               Insurance and Annuity Company, ING Financial Advisers, LLC, UBS
               Global Asset Management (US) Inc. and The UBS Funds                   ____________

99-B.8.89      (Retail) First Amendment dated as of December 31, 2003 to Selling and Services Agreement and Fund Participation Agreement dated as of March 11, 2003 by and between ING Life Insurance and Annuity
               Company, ReliaStar Life Insurance Company, ReliaStar Life
               Insurance Company of New York and ING Financial Advisers, LLC         ____________

99-B.9         Opinion and Consent of Counsel                                        ____________


99-B.10        Consent of Independent Auditors                                      ____________
